                                           Registration Statement No. 333-00165
                                                                      811-07487


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 5

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                 Amendment No. 5

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                           (Exact name of Registrant)

                         THE TRAVELERS INSURANCE COMPANY
                               (Name of Depositor)

                  ONE TOWER SQUARE, HARTFORD, CONNECTICUT 06183
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including area code: (860) 277-0111

                                ERNEST J. WRIGHT
                          Vice President and Secretary
                         The Travelers Insurance Company
                                One Tower Square
                           Hartford, Connecticut 06183
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:__________________________

It is proposed that this filing will become effective (check appropriate box):

 X             immediately upon filing pursuant to paragraph (b) of Rule 485.
----           on May 1, 2000 pursuant to paragraph (b) of Rule 485.

               60 days after filing pursuant to paragraph (a)(1) of Rule 485.
----           on ___________ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

               this post-effective amendment designates a new effective date for
----           a previously filed post-effective amendment.

                                     PART A

                      Information Required in a Prospectus

                                   GOLD TRACK

                                   PROSPECTUS

This prospectus describes Gold Track , a flexible premium group variable annuity contract (the "Contract") issued by The Travelers Insurance Company (the "Company", "us" or "we").

The Contract's value will vary daily to reflect the investment experience of the funding options you select and the interest credited to the Fixed Account. The variable funding options available through Travelers Separate Account QP for Variable Annuities are:


Capital Appreciation Fund                      TRAVELERS SERIES FUND INC., (CONTINUED)
Dreyfus Stock Index Fund                       Putnam Diversified Income Portfolio
High Yield Bond Trust                            Smith Barney High Income Portfolio
Managed Assets Trust                             Smith Barney International Equity Portfolio
AMERICAN ODYSSEY FUNDS, INC.                     Smith Barney Large Capitalization Growth Portfolio
  Core Equity Fund                               Smith Barney Large Cap Value Portfolio
  Emerging Opportunities Fund                    Smith Barney Money Market Portfolio
  Global High-Yield Bond Fund                  THE TRAVELERS SERIES TRUST
  Intermediate-Term Bond Fund                  Convertible Bond Portfolio
  International Equity Fund                      Disciplined Mid Cap Stock Portfolio
  Long-Term Bond Fund                            Disciplined Small Cap Stock Portfolio
DELAWARE GROUP PREMIUM FUND, INC.                MFS Mid Cap Growth Portfolio
  REIT Series                                    MFS Research Portfolio
DREYFUS VARIABLE INVESTMENT FUND                 Social Awareness Stock Portfolio
  Appreciation Portfolio(1)                      Strategic Stock Portfolio
  Small Cap Portfolio                            Travelers Quality Bond Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS   U.S. Government Securities Portfolio
TRUST(2)                                         Utilities Portfolio
  Templeton Asset Strategy Fund -- Class 1(3)  VARIABLE INSURANCE PRODUCTS FUND (FIDELITY)
  Templeton Global Income Securities Fund --   Equity Income Portfolio -- Initial Class
  Class 1(4)                                     Growth Portfolio -- Initial Class
  Templeton Growth Securities Fund -- Class      High Income Portfolio -- Initial Class
  1(5)                                         VARIABLE INSURANCE PRODUCTS FUND II (FIDELITY)
SALOMON BROTHERS VARIABLE SERIES FUND, INC.    Asset Manager Portfolio -- Initial Class
  Investors Fund
TRAVELERS SERIES FUND INC.
  Alliance Growth Portfolio
  MFS Total Return Portfolio
---------------
(1) Formerly offered as Capital Appreciation   (4) Formerly offered as Templeton Global Bond Fund (Class 1)
Portfolio                                      (5) Formerly offered as Templeton Global Stock Fund (Class 1)
(2) Formerly Templeton Variable Products
Series Fund
(3) Formerly offered as Templeton Global Asset
    Allocation Fund (Class 1)



THE FIXED ACCOUNT IS DESCRIBED IN A SEPARATE PROSPECTUS. SOME OF THE FUNDING OPTIONS MAY NOT BE AVAILABLE IN ALL STATES. THIS PROSPECTUS MUST BE ACCOMPANIED BY THE CURRENT PROSPECTUSES FOR SEPARATE ACCOUNT QP'S UNDERLYING FUNDS. PLEASE READ AND RETAIN THEM FOR FUTURE REFERENCE.



This prospectus sets forth the information that you should know before investing. You can receive additional information by requesting a Statement of Additional Information ("SAI") dated May 1, 2000. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. To request a free copy, write to The Travelers Insurance Company, Annuity Services, One Tower Square, Hartford, CT 06183-5030, call 1-800-842-9368, or access the SEC's website (http://www.sec.gov). See Appendix B for the SAI's table of contents.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                         PROSPECTUS DATED: MAY 1, 2000

                               TABLE OF CONTENTS

Index of Special Terms.....................      2
Summary....................................      3
Fee Table..................................      6
Condensed Financial Information............     11
The Variable Annuity Contract..............     11
  Contract Owner Inquiries.................     11
  Allocated Contracts......................     11
  Unallocated Contracts....................     11
  Purchase Payments........................     12
  Accumulation Units.......................     12
  The Funding Options......................     12
Charges and Deductions.....................     16
  General..................................     16
  Withdrawal Charge........................     16
  Free Withdrawal Allowance................     17
  Mortality and Expense Risk Charge........     17
  Funding Option Expenses..................     18
  Premium Tax..............................     18
  Changes in Taxes Based upon Premium or
    Value..................................     18
  Administrative Charge....................     18
  TPA Administrative Charges...............     18
Transfers..................................     19
  Dollar Cost Averaging....................     19
  Asset Allocation Advice..................     20
Access to Your Money.......................     20
  Systematic Withdrawals...................     20
Ownership Provisions.......................     20
  Types of Ownership.......................     20
    Contract Owner.........................     20
    Beneficiary............................     21
    Annuitant..............................     21
Death Benefit..............................     21
  Death Benefit Proceeds Prior to Maturity
    Date...................................     21
  Payment of Proceeds......................     21
  Death Proceeds After the Maturity Date...     23
The Annuity Period.........................     23
  Maturity Date............................     23
  Allocation of Annuity....................     24
  Variable Annuity.........................     24
Fixed Annuity..............................     25
  Election of Options......................     25
  Misstatement.............................     25
  Retired Life Certificate.................     25
  Allocation of Cash Surrender Value During
    the Annuity Period.....................     25
  Annuity Options..........................     25
Miscellaneous Contract Provisions..........     26
  Right to Return..........................     26
  Contract and Participant's Individual
    Account Termination....................     27
  Contract Exchanges.......................     27
  Suspension of Payments...................     27
  Account Value............................     28
The Separate Account.......................     28
  Performance Information..................     28
  Standardized Method......................     28
  Nonstandardized Method...................     28
  General..................................     29
Federal Tax Considerations.................     29
  General Taxation of Annuities............     29
  Tax-Free Exchanges.......................     29
  Types of Contracts: Qualified or
    Nonqualified...........................     29
  Nonqualified Annuity Contracts...........     29
  Qualified Annuity Contracts..............     30
  Penalty Tax for Premature
    Distributions..........................     30
  Diversification Requirements for Variable
    Annuities..............................     30
  Ownership of the Investments.............     31
  Mandatory Distributions for Qualified
    Plans..................................     31
  Taxation of Death Benefit Proceeds.......     31
Other Information..........................     31
  The Insurance Company....................     31
  Distribution of Variable Annuity
    Contracts..............................     32
  Conformity with State and Federal Laws...     32
  Voting Rights............................     32
  Contract Modification....................     32
  Legal Proceedings and Opinions...........     32
APPENDIX A: CONDENSED FINANCIAL
  INFORMATION: Separate Account QP.........    A-1
APPENDIX B: CONTENTS OF THE STATEMENT OF
  ADDITIONAL INFORMATION...................    B-1

                             INDEX OF SPECIAL TERMS

The following terms are italicized throughout the prospectus. Refer to the page listed for an explanation of each term.

Accumulation Unit..........................   12
Annuitant..................................   21
Annuity Payments...........................   11
Annuity Unit...............................   12
Cash Surrender Value.......................   20
Cash Value.................................   20
Certificate................................   11
Contract Date..............................   11
Contract Owner (You, Your).................   20
Contract Year..............................   11
Funding Option(s)..........................   12
Individual Account.........................   11
Joint Owners...............................   21
Maturity Date..............................   11
Owner's Account............................   11
Participant................................   11
Purchase Payment...........................   12
Written Request............................   11

                                    SUMMARY:
                          TRAVELERS GOLD TRACK ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE VARIABLE ANNUITY CONTRACT? The Contract offered by the Travelers Insurance Company is intended for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the variable funding options and/or to the Fixed Account. We guarantee money directed to the Fixed Account as to principal and interest. The variable funding options are designed to produce a higher rate of return than the Fixed Account; however, this is not guaranteed. You can also lose money in the variable funding options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase. During the accumulation phase generally, under a qualified contract, your pre-tax contributions accumulate on a tax-deferred bases and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a nonqualified contract, earnings on your after-tax contributions accumulate on a tax-deferred bases and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (annuity payments) you receive during the payout phase.

During the payout phase, you may choose to receive annuity payments from the Fixed Account or the variable funding options. If you want to receive payments from your annuity, you can choose one of a number of annuity options.

Once you choose one of the annuity options and begin to receive payments, it cannot be changed. During the payout phase, you have the same investment choices you had during the accumulation phase. If amounts are directed to the variable funding options, the dollar amount of your payments may increase or decrease.

WHO SHOULD PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with qualified retirement plans (which include contracts qualifying under Section 401(a), 403(b), or 457 of the Internal Revenue Code (the "Code"). The Contract may also be issued for nonqualified and unfunded deferred compensation plans which do not qualify for special treatment under the Code. Purchase of this Contract through a Plan does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing the Contract for its Death Benefit, Annuity Option Benefits or other non-tax related benefits.

The minimum purchase payment allowed is an average of $1,000 annually per individual certificate, or $10,000 annually per group contract.

WHO IS THE CONTRACT ISSUED TO? If a group allocated contract is purchased, we issue certificates to the individual participants. If a group unallocated contract is purchased, we issue only the contract. Where we refer to "you," we are referring to the group participant.

Depending on your retirement plan provisions, certain features and/or funding options described in this prospectus may not be available to you (for example, dollar-cost averaging, the CHART program, etc.). Your retirement plan provisions supercede the prospectus. If you have any questions about your specific retirement plan, contact your plan administrators.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you receive a full refund of the cash value (including charges). Where state law requires a longer right to return (free look), or the return of the purchase payments, we will comply. You bear the investment risk during the free look period; therefore, the cash value returned to you may be greater or less than your purchase payment. The cash value will be determined as of the close of business on the day we receive a written request for a refund.

WHAT TYPES OF INVESTMENT OPTIONS ARE AVAILABLE? You can direct your money into the Fixed Account or any or all of the funding options shown on the cover page. The funding options are described in the prospectuses for the funds. Depending on market conditions, you may make or lose money in any of these options.

The value of the Contract will vary depending upon the investment performance of the funding options you choose. Past performance is not a guarantee of future results. Standard and Nonstandard performance is shown in the Statement of Additional Information that you may request free of charge.

You can transfer between the funding options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other contract owners.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. For each allocated contract, we may deduct a semiannual administrative charge of $15. A maximum sub-account administrative charge of .10% annually will be charged in addition to or instead of the semiannual administrative charge, depending upon the terms of your allocated contract. The maximum annual insurance charge is 1.20% of the amounts you direct to the variable funding options. Each funding option also charges for management and other expenses.

If you withdraw amounts from the Contract, a surrender charge may apply. The amount of the charge depends on a number of factors, including the length of time the contract/certificate has been in force. If you withdraw all amounts under the contract/certificate, or if you begin receiving annuity/income payments, the Company may be required by your state to deduct a premium tax.

HOW WILL MY CONTRIBUTIONS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a qualified Contract during the accumulation phase are made with before-tax dollars. You will be taxed on your purchase payments and on any earnings when you make a withdrawal or begin receiving annuity payments. Under a nonqualified Contract, payments to the contract are made with after-tax dollars, and earnings will accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract.

For owners of qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges, income taxes, and/or a penalty tax may apply to taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the owner, joint owner or annuitant. Assuming you are the annuitant, if you die before you move to the income phase, the person you have chosen as your beneficiary will receive a death benefit. The death benefit paid depends on your age at the time of your death. The death benefit is calculated as of the close of the business day on which the Home Office receives due proof of death.

Any amount paid will be reduced by any applicable premium tax, outstanding loans or surrenders not previously deducted. Certain states may have varying age requirements. Please refer to the Death Benefit section of the prospectus for more details.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

          - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in funding options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

          - ASSET ALLOCATION ADVICE. If allowed, you may elect to enter into a separate advisory agreement with Copeland Financial Services, Inc. ("Copeland"), an affiliate of the Company, for the purpose of receiving asset allocation advice under Copeland's CHART Program. The CHART Program allocates all purchase payments among the American Odyssey Funds. The CHART Program and applicable fees are fully described in a separate disclosure statement.

          - SYSTEMATIC WITHDRAWAL OPTION. Before the maturity date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.

                                   FEE TABLE
--------------------------------------------------------------------------------

 MAXIMUM CONTRACT/CERTIFICATE OWNER TRANSACTION CHARGE

-------------------------------------------------------------------------------------
                                                      YEARS SINCE
                                                   PURCHASE PAYMENT
CONTINGENT DEFERRED SALES CHARGE                         MADE              PERCENTAGE
-------------------------------------------------------------------------------------
As a percentage of purchase payments                      0-5                  5%
                                                            6+                 0%
OR

-------------------------------------------------------------------------------------
                SURRENDER CHARGE                       CONTRACT YEAR       PERCENTAGE
-------------------------------------------------------------------------------------
As a percentage of amount surrendered                       1-2                5%
                                                            3-4                4%
                                                            5-6                3%
                                                            7-8                2%
                                                              9+               0%

 MAXIMUM CONTRACT/CERTIFICATE ADMINISTRATIVE CHARGE

Semiannual Contract Administrative Charge (allocated
  contracts only)                                             $ 15
AND/OR
Funding Option Administrative Charge                          0.10%
(As a percentage of amounts allocated to the variable
funding options under allocated contracts)

 MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES

Mortality and Expense Risk Fees                              1.20%

(As a percentage of average daily net assets of the Separate Account)

 FUNDING OPTION EXPENSES
(as a percentage of average daily net assets of the funding option as of December 31, 1999, unless otherwise noted.)
--------------------------------------------------------------------------------


                                                                                          TOTAL ANNUAL
                                                                                           OPERATING
                                                       MANAGEMENT FEE   OTHER EXPENSES      EXPENSES
                                                       (AFTER EXPENSE   (AFTER EXPENSE   (AFTER EXPENSE
                  UNDERLYING FUNDS:                    REIMBURSEMENT)   REIMBURSEMENT)   REIMBURSEMENT)
-------------------------------------------------------------------------------------------------------
Capital Appreciation Fund............................       0.75%            0.08%            0.83%
Dreyfus Stock Index Fund.............................       0.25%            0.01%            0.26%
High Yield Bond Trust................................       0.50%            0.31%            0.81%
Managed Assets Trust.................................       0.50%            0.10%            0.60%
AMERICAN ODYSSEY FUNDS, INC.
    Core Equity Fund.................................       0.56%            0.08%            0.64%
    Emerging Opportunities Fund......................       0.75%            0.12%            0.87%
    Global High-Yield Bond Fund......................       0.67%            0.16%            0.83%
    Intermediate-Term Bond Fund......................       0.49%            0.10%            0.59%
    International Equity Fund........................       0.59%            0.13%            0.72%
    Long-Term Bond Fund..............................       0.50%            0.10%            0.60%
AMERICAN ODYSSEY FUNDS, INC.*
    Core Equity Fund.................................       0.56%            1.33%            1.89%
    Emerging Opportunities Fund......................       0.75%            1.37%            2.12%
    Global High-Yield Bond Fund......................       0.67%            1.41%            2.08%
    Intermediate-Term Bond Fund......................       0.49%            1.35%            1.84%
    International Equity Fund........................       0.59%            1.38%            1.97%
    Long-Term Bond Fund..............................       0.50%            1.35%            1.85%
DELAWARE GROUP PREMIUM FUND
    REIT Series......................................       0.64%            0.21%            0.85%(1)
DREYFUS VARIABLE INVESTMENT FUND
    Appreciation Portfolio...........................       0.75%            0.03%            0.78%(2)
    Small Cap Portfolio..............................       0.75%            0.03%            0.78%
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
    Templeton Asset Strategy Fund -- Class 1
      (formerly offered as Templeton Asset Allocation
      Fund)..........................................       0.60%            0.18%            0.78%(3)
    Templeton Global Income Securities Fund -- Class
      1 (formerly offered as Templeton Global Bond
      Fund)..........................................       0.60%            0.05%            0.65%(4)
    Templeton Growth Securities Fund -- Class 1
      (formerly offered as Templeton Global Stock
      Fund)..........................................       0.83%            0.05%            0.88%(5)
SALOMON BROTHERS VARIABLE SERIES FUND INC.
    Investors Fund...................................       0.53%            0.45%            0.98%(6)
TRAVELERS SERIES FUND INC.
    Alliance Growth Portfolio........................       0.80%            0.02%            0.82%(7)
    MFS Total Return Portfolio.......................       0.80%            0.04%            0.84%(7)
    Putnam Diversified Income Portfolio..............       0.75%            0.08%            0.83%(7)
    Smith Barney High Income Portfolio...............       0.60%            0.06%            0.66%(7)
    Smith Barney International Equity Portfolio......       0.90%            0.10%            1.00%(7)
    Smith Barney Large Capitalization Growth
      Portfolio......................................       0.75%            0.11%            0.86%(7)
    Smith Barney Large Cap Value Portfolio...........       0.65%            0.02%            0.67%(7)
    Smith Barney Money Market Portfolio..............       0.50%            0.04%            0.54%(7)
THE TRAVELERS SERIES TRUST
    Convertible Bond Portfolio.......................       0.60%            0.20%            0.80%(8)
    Disciplined Mid Cap Stock Portfolio..............       0.70%            0.25%            0.95%(9)
    Disciplined Small Cap Stock Portfolio............       0.80%            0.20%            1.00%(8)
    MFS Mid Cap Growth Portfolio.....................       0.80%            0.20%            1.00%(8)
    MFS Research Portfolio...........................       0.80%            0.19%            0.99%
    Social Awareness Stock Portfolio.................       0.64%            0.16%            0.80%
    Strategic Stock Portfolio........................       0.60%            0.30%            0.90%(8)
    Travelers Quality Bond Portfolio.................       0.32%            0.22%            0.54%
    U.S. Government Securities Portfolio.............       0.32%            0.16%            0.48%
    Utilities Portfolio..............................       0.65%            0.23%            0.88%
VARIABLE INSURANCE PRODUCTS FUND
    Equity-Income Portfolio -- Initial Class.........       0.48%            0.08%            0.56%(10)
    Growth Portfolio -- Initial Class................       0.58%            0.07%            0.65%(10)
    High Income Portfolio -- Initial Class...........       0.58%            0.11%            0.69%

                                                                                          TOTAL ANNUAL
                                                                                           OPERATING
                                                       MANAGEMENT FEE   OTHER EXPENSES      EXPENSES
                                                       (AFTER EXPENSE   (AFTER EXPENSE   (AFTER EXPENSE
                  UNDERLYING FUNDS:                    REIMBURSEMENT)   REIMBURSEMENT)   REIMBURSEMENT)
-------------------------------------------------------------------------------------------------------
VARIABLE INSURANCE PRODUCTS FUND II
    Asset Manager Portfolio -- Initial Class.........       0.53%            0.09%            0.62%(10)


* Includes CHART asset allocation fee of 1.25%.

NOTES:

The purpose of this Fee Table is to assist Contract Owners in understanding the various maximum costs and expenses that Contract Owners or Participants will bear, directly or indirectly, under the Contract. See "Charges and Deductions" in this prospectus for additional information. Expenses shown do not include premium taxes, which may be applicable. "Other Expenses" include operating costs of the fund. These expenses are reflected in each funding option's net asset value and are not deducted from the account value under the contract.

 (1) The investment adviser for the REIT SERIES is Delaware Management Company ("DMC"). Effective May 1, 2000 through October 31, 2000, DMC has voluntarily agreed to waive its management fee and reimburse the Series for expenses to the extent that total expenses will not exceed 0.85%. Without such and arrangement, Total Annual Operating Expenses for the fund would have been 0.96%.


 (2)  Formerly Capital Appreciation Portfolio.



 (3) On 2/8/00, fund shareholders approved a merger and reorganization merge the assets of TEMPLETON GLOBAL ASSET ALLOCATION FUND into TEMPLETON ASSET ALLOCATION FUND (which then changed its name to TEMPLETON ASSET STRATEGY
      FUND), effective 5/1/00. The table shows restated total expenses based upon the new fees and assets of Templeton Asset Allocation Fund as of 12/31/99, and not the assets of the combined fund on 5/1/00. However, if the table reflected both the new fees and the combined assets, the fund's expenses after 5/1/00 would be estimated as: Management Fees 0.60%, Other Expenses 0.14% and Total Annual Operating Expenses 0.74%.



 (4) On 2/8/00, a merger and reorganization was approved to merge the assets of TEMPLETON BOND FUND into TEMPLETON GLOBAL INCOME SECURITIES FUND, effective 5/1/00. The above table shows restated total expenses based upon the fees and assets of TEMPLETON GLOBAL INCOME SECURITIES FUND as of 12/31/99, and not the assets of the combined fund on 5/1/00. However, if the table reflected the combined assets, the Fund's expenses after 5/1/00 would be estimated as: Management Fees 0.60%, Other Expenses 0.04% and Total Annual Operating Expenses 0.64%. The Fund's administration fee is paid indirectly through the management fee.



 (5) On 2/8/00, a merger and reorganization was approved that merged the assets of TEMPLETON STOCK FUND into TEMPLETON GLOBAL GROWTH FUND (which then changed its name to TEMPLETON GROWTH SECURITIES FUND), effective 5/1/00. The above table shows restated total expenses based upon the new fees and assets of TEMPLETON GLOBAL GROWTH FUND as of 12/31/99, and not the assets of the combined fund on 5/1/00. However, if the table reflected the combined assets, the Fund's expenses after 5/1/00 would be estimated as:
      Management Fees 0.80%, Other Expenses 0.05% and Total Annual Operating Expenses 0.85%. The Fund's administration fee is paid indirectly through the Management Fee.



 (6) The Adviser has waived all or a portion of its Management Fees for the year ended December 31, 1999. If such fees were not waived or expenses reimbursed, the Management fee, Other Expenses and Total Annual Operating Expenses would have been 0.75%, 1.05% and 1.80%, respectively.



 (7) Expenses are as of October 31, 1999 (the Fund's fiscal year end). There were no fees waived or expenses reimbursed for these funds in 1999.



 (8) Travelers Insurance Company has agreed to reimburse the CONVERTIBLE BOND PORTFOLIO, the STRATEGIC STOCK PORTFOLIO, the DISCIPLINED SMALL CAP STOCK PORTFOLIO, and the MFS MID CAP GROWTH PORTFOLIO for expenses for the period ended December 31, 1999 which exceeded 0.80%, 0.90%, 1.00% and 1.00% respectively. Without such voluntary arrangements, the actual annualized Total Annual Operating Expenses would have been 1.23%, 0.99%, 1.49%, and 1.07% respectively.



 (9) Other Expenses reflect the current expense reimbursement arrangement with Travelers Insurance Company. Travelers has agreed to reimburse the Portfolio for the amount by which their aggregate expenses (including management fees, but excluding brokerage commissions, interest charges and taxes) exceeds 0.95%. Without such arrangements, the Total Annual Operating Expenses for the Portfolio would have been 0.99% for the DISCIPLINED MID CAP STOCK PORTFOLIO.



 (10) A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, through arrangements with certain funds, or FMR on behalf of certain funds, custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund 's expenses. Without these reductions, the total operating expenses presented in the table would have been 0.57% for EQUITY-INCOME PORTFOLIO, 0.66% for GROWTH PORTFOLIO, and 0.63% for ASSET MANAGER PORTFOLIO.

 EXAMPLE WITH DEFERRED SALES CHARGE (PERCENTAGE OF PURCHASE PAYMENT)*

Assuming a 5% annual return on assets, a $1,000 investment would be subject to the following expenses:


--------------------------------------------------------------------------------------------------------------------------------
                                                     IF CONTRACT IS SURRENDERED AT THE       IF CONTRACT IS NOT SURRENDERED OR
                                                           END OF PERIOD SHOWN:             ANNUITIZED AT END OF PERIOD SHOWN:
                                                   -------------------------------------   -------------------------------------
           UNDERLYING FUNDING OPTIONS:             1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund........................    73       122       173        263       23        72       123        263
Dreyfus Stock Index Fund.........................    68       104       143        203       18        54        93        203
High Yield Bond Trust............................    73       121       172        261       23        71       122        261
Managed Assets Trust.............................    71       115       161        239       21        65       111        239
AMERICAN ODYSSEY FUNDS, INC.(1)
   Core Equity Fund..............................    71       116       163        243       21        66       113        243
   Emerging Opportunities Fund...................    74       123       175        267       24        73       125        267
   Global High-Yield Bond Fund...................    73       122       173        263       23        72       123        263
   Intermediate-Term Bond Fund...................    71       114       160        238       21        64       110        238
   International Equity Fund.....................    72       118       167        252       22        68       117        252
   Long-Term Bond Fund...........................    71       115       161        239       21        65       111        239
AMERICAN ODYSSEY FUNDS, INC.(2)
   Core Equity Fund..............................    84       153       225        364       34       103       175        364
   Emerging Opportunities Fund...................    86       160       236        385       36       110       186        385
   Global High-Yield Bond Fund...................    86       159       234        381       36       109       184        381
   Intermediate-Term Bond Fund...................    83       152       222        360       33       102       172        360
   International Equity Fund.....................    85       155       229        371       35       105       179        371
   Long-Term Bond Fund...........................    83       152       223        361       33       102       173        361
DELAWARE GROUP PREMIUM FUND
   REIT Series...................................    73       122       174        265       23        72       124        265
DREYFUS VARIABLE INVESTMENT FUND
   Appreciation Portfolio........................    73       120       170        258       23        70       120        258
   Small Cap Portfolio...........................    73       120       170        258       23        70       120        258
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
 TRUST
   Templeton Asset Strategy Fund -- Class 1......    73       120       170        258       23        70       120        258
   Templeton Global Income Securities Fund --
     Class 1.....................................    71       116       164        244       21        66       114        244
   Templeton Growth Securities Fund -- Class 1...    74       123       175        268       24        73       125        268
SALOMON BROTHERS VARIABLE SERIES FUND INC.
   Investors Fund................................    75       126       180        278       25        76       130        278
TRAVELERS SERIES FUND INC.
   Alliance Growth Portfolio.....................    73       121       172        262       23        71       122        262
   MFS Total Return Portfolio....................    73       122       173        264       23        72       123        264
   Putnam Diversified Income Portfolio...........    73       122       173        263       23        72       123        263
   Smith Barney High Income Portfolio............    72       116       164        245       22        66       114        245
   Smith Barney International Equity Portfolio...    75       127       181        280       25        77       131        280
   Smith Barney Large Capitalization Growth
     Portfolio...................................    74       123       174        266       24        73       124        266
   Smith Barney Large Cap Value Portfolio........    72       117       165        247       22        67       115        247
   Smith Barney Money Market Portfolio...........    70       113       158        233       20        63       108        233
THE TRAVELERS SERIES TRUST
   Convertible Bond Portfolio....................    73       121       171        260       23        71       121        260
   Disciplined Mid Cap Stock Portfolio...........    74       125       179        275       24        75       129        275
   Disciplined Small Cap Stock Portfolio.........    75       127       181        280       25        77       131        280
   MFS Mid Cap Growth Portfolio..................    75       127       181        280       25        77       131        280
   MFS Research Portfolio........................    75       126       181        279       25        76       131        279
   Social Awareness Stock Portfolio..............    73       121       171        260       23        71       121        260
   Strategic Stock Portfolio.....................    74       124       176        270       24        74       126        270
   Travelers Quality Bond Portfolio..............    70       113       158        233       20        63       108        233
   U.S. Government Securities Portfolio..........    70       111       155        227       20        61       105        227
   Utilities Portfolio...........................    74       123       175        268       24        73       125        268
VARIABLE INSURANCE PRODUCTS FUND
   Equity -- Income Portfolio -- Initial Class...    71       113       159        235       21        63       109        235
   Growth Portfolio -- Initial Class.............    71       116       164        244       21        66       114        244
   High Income Portfolio -- Initial Class........    72       117       166        249       22        67       116        249
VARIABLE INSURANCE PRODUCTS FUND II
   Asset Manager Portfolio -- Initial Class......    71       115       162        241       21        65       112        241


 * THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THE EXAMPLE REFLECTS THE $15 SEMIANNUAL CONTRACT FEE AS AN ANNUAL CHARGE OF 0.163% OF ASSETS.

(1) Reflects expenses that would be incurred for those Contract Owners who DO NOT participate in the CHART Asset Allocation program.

(2) Reflects expenses that would be incurred for those Contract Owners who DO participate in the CHART Asset Allocation program.

 EXAMPLE WITH SURRENDER CHARGE (PERCENTAGE OF AMOUNT SURRENDERED)*

Assuming a 5% annual return on assets, a $1,000 investment would be subject to the following expenses:


--------------------------------------------------------------------------------------------------------------------------------
                                                                                             IF CONTRACT IS NOT SURRENDERED OR
                                                     IF CONTRACT IS SURRENDERED AT THE          ANNUITIZED AT END OF PERIOD
                                                           END OF PERIOD SHOWN:                           SHOWN:
                                                   -------------------------------------   -------------------------------------
           UNDERLYING FUNDING OPTIONS:             1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund........................    75       115       157        263       23        72       123        263
Dreyfus Stock Index Fund.........................    69        98       129        203       18        54        93        203
High Yield Bond Trust............................    74       114       156        261       23        71       122        261
Managed Assets Trust.............................    72       108       146        239       21        65       111        239
AMERICAN ODYSSEY FUNDS, INC.(1)
   Core Equity Fund..............................    73       109       148        243       21        66       113        243
   Emerging Opportunities Fund...................    75       116       159        267       24        73       125        267
   Global High-Yield Bond Fund...................    75       115       157        263       23        72       123        263
   Intermediate-Term Bond Fund...................    72       108       145        238       21        64       110        238
   International Equity Fund.....................    74       112       152        252       22        68       117        252
   Long-Term Bond Fund...........................    72       108       146        239       21        65       111        239
AMERICAN ODYSSEY FUNDS, INC.(2)
   Core Equity Fund..............................    85       145       207        364       34       103       175        364
   Emerging Opportunities Fund...................    87       152       218        385       36       110       186        385
   Global High-Yield Bond Fund...................    86       150       216        381       36       109       184        381
   Intermediate-Term Bond Fund...................    84       144       205        360       33       102       172        360
   International Equity Fund.....................    85       147       211        371       35       105       179        371
   Long-Term Bond Fund...........................    84       144       205        361       33       102       173        361
DELAWARE GROUP PREMIUM FUND
   REIT Series...................................    75       116       158        265       23        72       124        265
DREYFUS VARIABLE INVESTMENT FUND
   Appreciation Portfolio........................    74       114       155        258       23        70       120        258
   Small Cap Portfolio...........................    74       114       155        258       23        70       120        258
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
 TRUST
   Templeton Asset Strategy Fund -- Class 1......    74       114       155        258       23        70       120        258
   Templeton Global Income Securities Fund --
     Class 1.....................................    73       110       148        244       21        66       114        244
   Templeton Growth Securities Fund -- Class 1...    75       116       159        268       24        73       125        268
SALOMON BROTHERS VARIABLE SERIES FUND INC.
   Investors Fund................................    76       119       164        278       25        76       130        278
TRAVELERS SERIES FUND INC.
   Alliance Growth Portfolio.....................    74       115       156        262       23        71       122        262
   MFS Total Return Portfolio....................    75       115       157        264       23        72       123        264
   Putnam Diversified Income Portfolio...........    75       115       157        263       23        72       123        263
   Smith Barney High Income Portfolio............    73       110       149        245       22        66       114        245
   Smith Barney International Equity Portfolio...    76       120       165        280       25        77       131        280
   Smith Barney Large Capitalization Growth
     Portfolio...................................    75       116       158        266       24        73       124        266
   Smith Barney Large Cap Value Portfolio........    73       110       149        247       22        67       115        247
   Smith Barney Money Market Portfolio...........    72       107       143        233       20        63       108        233
THE TRAVELERS SERIES TRUST
   Convertible Bond Portfolio....................    74       114       155        260       23        71       121        260
   Disciplined Mid Cap Stock Portfolio...........    76       118       163        275       24        75       129        275
   Disciplined Small Cap Stock Portfolio.........    76       120       165        280       25        77       131        280
   MFS Mid Cap Growth Portfolio..................    76       120       165        280       25        77       131        280
   MFS Research Portfolio........................    76       120       165        279       25        76       131        279
   Social Awareness Stock Portfolio..............    74       114       156        260       23        71       121        260
   Strategic Stock Portfolio.....................    75       117       160        270       24        74       126        270
   Travelers Quality Bond Portfolio..............    72       107       143        233       20        63       108        233
   U.S. Government Securities Portfolio..........    71       105       140        227       20        61       105        227
   Utilities Portfolio...........................    75       116       159        268       24        73       125        268
VARIABLE INSURANCE PRODUCTS FUND
   Equity -- Income Portfolio -- Initial Class...    72       107       144        235       21        63       109        235
   Growth Portfolio -- Initial Class.............    73       110       148        244       21        66       114        244
   High Income Portfolio -- Initial Class........    73       111       150        249       22        67       116        249
VARIABLE INSURANCE PRODUCTS FUND II
   Asset Manager Portfolio.......................    73       109       147        241       21        65       112        241


 * THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THE EXAMPLE REFLECTS THE $15 SEMIANNUAL CONTRACT FEE AS AN ANNUAL CHARGE OF 0.163% OF ASSETS.

(1) Reflects expenses that would be incurred for those Contract Owners who DO NOT participate in the CHART Asset Allocation program.

(2) Reflects expenses that would be incurred for those Contract Owners who DO participate in the CHART Asset Allocation program.

                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

See Appendix A.

                         THE VARIABLE ANNUITY CONTRACT
--------------------------------------------------------------------------------

Gold Track is designed to help you accumulate money for retirement. Certificates are issued to individual participants under a group contract. Under the Contract, you (the contract owner or participant, as applicable) make purchase payments to us and we credit them to your account. We promise to pay you an income in the form of annuity payments, beginning on a future date that you choose, the maturity date. The purchase payments accumulate tax deferred in the funding options that you select. You assume the risk of gain or loss according to the performance of the funding options. The cash value is the amount of purchase payments, plus or minus any investment experience or interest. The cash value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the maturity date the cash value will equal or exceed the total purchase payments made under the Contract. The date the Contract and its benefits became effective is referred to as the contract date. Each 12-month period following this contract date is called a contract year. The record of accumulation units credited to an owner is called the owner's account. The record of accumulation units credited to a participant is called the individual account, or participant's interest.

Certain changes and elections must be made in writing to the Company. Where the term "written request" is used, it means that written information must be sent to the Company's Home Office in a form and content satisfactory to us.

The Contracts may be issued on either an allocated or an unallocated basis. Both the allocated and unallocated contracts provide for fixed (Fixed Acccount Option) and variable (Separate Account) accumulations and annuity payouts. The Fixed Account Option is described in a separate prospectus.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to the Company's Home Office at 1-800-842-9368.

ALLOCATED CONTRACTS

A group allocated Contract will cover all present and future participants under the Contract. A participant under an allocated Contract receives a certificate which evidences participation in the Contract.

UNALLOCATED CONTRACTS

We offer an unallocated annuity Contract, designed for use with certain Qualified Plans where the employer has secured the services of a Third Party Administrator (TPA).

The Contracts will be issued to an employer or the trustee(s) or custodian of an employer's Qualified Plan. All purchase payments are held under the Contract, as directed by the contract owner. There are no individual accounts under the unallocated Contracts for individual participants in the Qualified Plan.

PURCHASE PAYMENTS

The minimum purchase payment allowed is an average of $1,000 annually per individual certificate, or $10,000 annually per group contract. The initial purchase payment is due and payable before the Contract becomes effective.

We will apply the initial purchase payment within two business days after we receive it in good order at our Home Office. Subsequent purchase payments will be credited to a Contract on the same business day, if received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open. Our business day ends at 4:00 p.m. Eastern time unless we need to close earlier due to an emergency.

ACCUMULATION UNITS


The period between the contract effective date and the maturity date is the accumulation period. During the accumulation period, an accumulation unit is used to calculate the value of a Contract. An accumulation unit works like a share of a mutual fund. Each funding option has a corresponding accumulation unit value. The accumulation units are valued each business day and their values may increase or decrease from day to day. The number of accumulation units we will credit to your Contract once we receive a purchase payment is determined by dividing the amount directed to each funding option by the value of its accumulation unit. We calculate the value of an accumulation unit for each funding option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the maturity date), you are credited with annuity units.


THE FUNDING OPTIONS


You choose which of the following variable funding options to have your purchase payments allocated to. These funding options are subsections of the Separate Account, which invest in the underlying mutual funds ("underlying funds"). You will find detailed information about the options and their inherent risks in the current prospectuses for the funding options which must accompany this prospectus. You are not investing directly in the underlying fund. Since each option has varying degrees of risk, please read the prospectuses carefully before investing. Contact your registered representative or call 1-800-842-9368 to request additional copies of the prospectuses.


If any of the funding options become unavailable for allocating purchase payments, or if we believe that further investment in a funding option is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

The current variable funding options are listed below, along with their investment advisers and any subadviser:


-----------------------------------------------------------------------------------------------------------------
        INVESTMENT                                  INVESTMENT                                 INVESTMENT
          OPTIONS                                   OBJECTIVE                              ADVISER/SUBADVISER
-----------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund    Seeks growth of capital through the use of common         Travelers Asset Management
                             stocks. Income is not an objective. The Fund invests      International Company LLC
                             principally in common stocks of small to large companies  ("TAMIC")
                             which are expected to experience wide fluctuations in     Subadviser: Janus Capital
                             price both in rising and declining markets.               Corp.
Dreyfus Stock Index Fund     Seeks to provide investment results that correspond to    Mellon Equity Securities
                             the price and yield performance of publicly traded
                             common stocks in the aggregate, as represented by the
                             Standard & Poor's 500 Composite Stock Price Index.

-----------------------------------------------------------------------------------------------------------------
        INVESTMENT                                  INVESTMENT                                 INVESTMENT
          OPTIONS                                   OBJECTIVE                              ADVISER/SUBADVISER
-----------------------------------------------------------------------------------------------------------------
High Yield Bond Trust*       Seeks generous income. The assets of the High Yield Bond  TAMIC
                             Trust will be invested in bonds which, as a class, sell
                             at discounts from par value and are typically high risk
                             securities.
Managed Assets Trust**       Seeks high total investment return through a fully        TAMIC
                             managed investment policy in a portfolio of equity, debt  Subadviser: Travelers
                             and convertible securities.                               Investment Management
                                                                                       Company ("TIMCO")

AMERICAN ODYSSEY FUNDS,
INC.
  Core Equity Fund           Seeks maximum long-term total return by investing         American Odyssey Funds
                             primarily in common stocks of well-established            Management, Inc.
                             companies.                                                Subadviser: Equinox
                                                                                       Capital Management, L.L.C.

  Emerging Opportunities     Seeks maximum long-term total return by investing         American Odyssey Funds
  Fund                       primarily in common stocks of small, rapidly growing      Management, Inc.
                             companies.                                                Subadviser: Cowen Asset
                                                                                       Management and Chartwell
                                                                                       Investment Partners

  Global High-Yield Bond     Seeks maximum long-term total return (capital             American Odyssey Funds
  Fund*(1)                   appreciation and income) by investing primarily in        Management, Inc.
                             high-yield debt securities from the United States and     Subadviser: Credit Suisse
                             abroad.                                                   Asset Management

  Intermediate-Term Bond     Seeks maximum long-term total return by investing         American Odyssey Funds
  Fund*                      primarily in intermediate-term corporate debt             Management, Inc.
                             securities, U.S. government securities, mortgage-related  Subadviser: TAMIC securities and asset-backed securities, as well as money
                             market instruments.

  International Equity Fund  Seeks maximum long-term total return by investing         American Odyssey Funds
                             primarily in common stocks of established non-U.S.        Management, Inc.
                             companies.                                                Subadviser: Bank of
                                                                                       Ireland Asset Management
                                                                                       (U.S.) Limited

  Long-Term Bond Fund*       Seeks maximum long-term total return by investing         American Odyssey Funds
                             primarily in long-term corporate debt securities, U.S.    Management, Inc.
                             government securities, mortgage-related securities, and   Subadviser: Western Asset
                             asset-backed securities, as well as money market          Management Company
                             instruments.

DELAWARE GROUP PREMIUM FUND
  REIT Series                Seeks maximum long-term total return by investing in      Delaware Management
                             securities of companies primarily engaged in the real     Company, Inc.
                             estate industry. Capital appreciation is a secondary      Subadviser: Lincoln
                             objective.                                                Investment Management,
                                                                                       Inc.

DREYFUS VARIABLE INVESTMENT
FUND
  Appreciation Portfolio     Seeks primarily to provide long-term capital growth       The Dreyfus Corporation
                             consistent with the preservation of capital; current      Subadviser: Fayez Sarofim
                             income is a secondary investment objective. The           & Co.
                             portfolio invests primarily in the common stocks of
                             domestic and foreign issuers.

  Small Cap Portfolio        Seeks to maximize capital appreciation.                   The Dreyfus Corporation

FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST
  Templeton Asset Strategy   Seeks a high level of total return with reduced risk      Templeton Investment
  Fund (Class 1)**           over the long term through a flexible policy of           Counsel, Inc.
                             investing in stocks of companies in any nation and debt
                             obligations of companies and governments of any nation.
  Templeton Global Income    Seeks high current income by investing primarily in debt  Templeton Global Bond
  Securities Fund (Class     securities of companies, governments and government       Managers
  1)*                        agencies of various nations throughout the world.

-----------------------------------------------------------------------------------------------------------------
        INVESTMENT                                  INVESTMENT                                 INVESTMENT
          OPTIONS                                   OBJECTIVE                              ADVISER/SUBADVISER
-----------------------------------------------------------------------------------------------------------------

FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST
(CONT.)
  Templeton Growth           Seeks capital growth by investing predominantly in        Templeton Global Advisors
    Securities Fund (Class   equity securities of companies with a favorable outlook   Limited , Inc.
    1)                       for earnings and whose rate of growth is expected to
                             exceed that of the U.S. economy over time. Current
                             income is only an incidental consideration.

SALOMON BROTHERS VARIABLE
SERIES FUND, INC.
  Investors Fund             Seeks long-term growth of capital, and, secondarily,      Salomon Brothers Asset
                             current income, through investments in common stocks of   Management
                             well-known companies.

TRAVELERS SERIES FUND INC.
  Alliance Growth Portfolio  Seeks long-term growth of capital. Current income is      TIA
                             only an incidental consideration The Portfolio invests    Subadviser: Alliance
                             predominantly in equity securities of companies with a    Capital Management L.P.
                             favorable outlook for earnings and whose rate of growth
                             is expected to exceed that of the U.S. economy over
                             time.
  MFS Total Return           (a balanced portfolio) Seeks to obtain above-average      TIA
  Portfolio**                income (compared to a portfolio entirely invested in      Subadviser: Massachusetts
                             equity securities) consistent with the prudent            Financial Services Company
                             employment of capital. Generally, at least 40% of the     ("MFS")
                             Portfolio's assets are invested in equity securities.
  Putnam Diversified Income  Seeks high current income consistent with preservation    TIA
  Portfolio**                of capital. The Portfolio will allocate its investments   Subadviser: Putnam
                             among the U.S. Government Sector, the High Yield Sector,  Investment Management,
                             and the International Sector of the fixed income          Inc.
                             securities markets.
  Smith Barney High Income   Seeks high current income. Capital appreciation is a      SSB Citi Fund Management
  Portfolio*                 secondary objective. The Portfolio will invest at least   LLC ("SSB Citi")
                             65% of its assets in high-yielding corporate debt
                             obligations and preferred stock.
  Smith Barney               Seeks total return on assets from growth of capital and   SSB Citi
  International Equity       income by investing at least 65% of its assets in a
  Portfolio                  diversified portfolio of equity securities of
                             established non-U.S. issuers.
  Smith Barney Large         Seeks long-term growth of capital by investing in equity  SSB Citi
  Capitalization Growth      securities of companies with large market
  Portfolio                  capitalizations.
  Smith Barney Large Cap     Seeks current income and long-term growth of income and   SSB Citi
  Value Portfolio            capital by investing primarily, but not exclusively, in
                             common stocks.
  Smith Barney Money Market  Seeks maximum current income and preservation of          SSB Citi
  Portfolio*                 capital.

THE TRAVELERS SERIES TRUST
  Convertible Bond           Seeks current income and capital appreciation by          TAMIC
  Portfolio*                 investing in convertible bond securities and in
                             combinations of nonconvertible fixed-income securities
                             and warrants or call options that together resemble
                             convertible securities.
  Disciplined Mid Cap Stock  Seeks growth of capital by investing primarily in a       TAMIC
  Portfolio                  broadly diversified portfolio of common stocks.           Subadviser: TIMCO
  Disciplined Small Cap      Seeks long term capital appreciation by investing         TAMIC
  Stock Portfolio            primarily (at least 65% of its total assets) in the       Subadviser: TIMCO
                             common stocks of U.S. Companies with relatively small
                             market capitalizations at the time of investment.
  MFS Mid Cap Growth         Seeks to obtain long-term growth of capital by            TAMIC
  Portfolio                  investing, under normal market conditions, at least 65%   Subadviser: MFS
                             of its total assets in equity securities of companies
                             with medium market capitalization which the investment
                             adviser believes have above-average growth potential.
  MFS Research Portfolio     Seeks to provide long-term growth of capital and future   TAMIC
                             income.                                                   Subadviser: MFS

-----------------------------------------------------------------------------------------------------------------
        INVESTMENT                                  INVESTMENT                                 INVESTMENT
          OPTIONS                                   OBJECTIVE                              ADVISER/SUBADVISER
-----------------------------------------------------------------------------------------------------------------
  Social Awareness Stock     Seeks long-term capital appreciation and retention of     SSB Citi
  Portfolio                  net investment income by selecting investments,
                             primarily common stocks, which meet the social criteria
                             established for the Portfolio. Social criteria currently
                             excludes companies that derive a significant portion of
                             their revenues from the production of tobacco, tobacco
                             products, alcohol, or military defense systems, or in
                             the provision of military defense related services or
                             gambling services.
  Strategic Stock Portfolio  Seeks to provide an above-average total return through a  TAMIC
                             combination of potential capital appreciation and         Subadviser: TIMCO
                             dividend income by investing primarily in high dividend
                             yielding stocks periodically selected from the companies
                             included in (i) the Dow Jones Industrial Average and
                             (ii) a subset of the S&P Industrial Index.
  Travelers Quality Bond     Seeks current income, moderate capital volatility and     TAMIC
  Portfolio*                 total return.
  U.S. Government            Seeks to select investments from the point of view of an  TAMIC
  Securities Portfolio*      investor concerned primarily with the highest credit
                             quality, current income and total return. The assets of
                             the Portfolio will be invested in direct obligations of
                             the United States, its agencies and instrumentalities.
  Utilities Portfolio        Seeks to provide current income by investing in equity    SSB Citi
                             and debt securities of companies in the utilities
                             industries.

VARIABLE INSURANCE PRODUCTS
FUND
  Equity Income              Seeks reasonable income by investing primarily in         Fidelity Management &
  Portfolio -- Initial       income- producing equity securities; in choosing these    Research Company ("FMR")
  Class                      securities, the portfolio manager will also consider the
                             potential for capital appreciation.
  Growth                     Seeks capital appreciation by purchasing common stocks    FMR
  Portfolio -- Initial       of well-known, established companies, and small emerging
  Class                      growth companies, although its investments are not
                             restricted to any one type of security. Capital
                             appreciation may also be found in other types of
                             securities, including bonds and preferred stocks.
  High Income Portfolio* --  Seeks to obtain a high level of current income by         FMR
  Initial Class              investing primarily in high yielding, lower -rated,
                             fixed-income securities, while also considering growth
                             of capital.

VARIABLE INSURANCE PRODUCTS
FUND II
  Asset Manager              Seeks high total return with reduced risk over the        FMR
  Portfolio** -- Initial     long-term by allocating its assets among stocks, bonds
  Class                      and short-term fixed-income instruments.


(1) Formerly American Odyssey Short-Term Bond Fund. The name investment objective and investment subadviser of this fund were changed pursuant to a shareholder vote effective May 1, 1998.

* The funding options marked with an asterisk (*) are considered competing funds, and may be subject to transfer restrictions. Those marked with two asterisks (**) are not currently considered competing funds, but may be so in the future because of an allowable change in the funding option's investment strategy. Please refer to the contract for transfer restrictions.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. We may also deduct a charge for taxes. Services and benefits we provide include:

     - the ability for you to make withdrawals and surrenders under the Contracts;

     - the death benefit paid on the death of the contract owner or annuitant;

     - the available funding options and related programs (including dollar-cost averaging, portfolio rebalancing, and systematic withdrawal programs);

     - administration of the annuity options available under the Contracts; and

     - the distribution of various reports to contract owners.

Costs and expenses we incur include:

     - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts,

     - sales and marketing expenses, including commission payments to your agent, and

     - other costs of doing business.

Risks we assume include:

     - risks that annuitants may live longer than estimated when the annuity factors under the Contracts were established,

     - that the amount of the death benefit will be greater than the contract value and

     - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which purchase payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

WITHDRAWAL CHARGE

Purchase payments made under the Contract are not subject to a front-end sales load. However, when withdrawn, the Company will deduct a surrender charge or a contingent deferred sales charge, as negotiated. Any sales charge, penalty tax and withholding will be deducted from either the amount surrendered or from the remaining Contract balance, as requested by the contract owner or participant. The maximum surrender charge is 5% of the amount surrendered in the first two contract/certificate years, up to 4% in years three and four; up to 3% in years five and six, up to 2% in years seven and eight and 0% beginning in the ninth year. Any applicable sales charge will not exceed 8.5% of the aggregate amount of the purchase payments made.

The sales charges can be changed if the Company anticipates it will incur decreased sales-related expenses due to the nature of the Plan to which the Contract is issued or the involvement of TPAs. When considering a change in the sales charges, the Company will take into account:

     (a) The expected level of initial agent or the Company involvement during the establishment and maintenance of the Contract including the amount of enrollment activity required, and the amount of service required by the contract owner in support of the Plan, and

     (b) Contract Owner, agent or TPA involvement in conducting ongoing enrollment of subsequently eligible participants, and

     (c) The expected level of commission the Company may pay to the agent or TPA for distribution expenses, and

     (d) Any other factors which the Company anticipates will increase or decrease the sales-related expenses associated with the sale of the Contract in connection with the Plan.

We may not assess a sales charge if a withdrawal is made under one of the following circumstances:

     - retirement of participant

     - separation from service by participant

     - loans (if available)

     - hardship (as defined by the Code) suffered by the participant

     - death of participant

     - disability (as defined by the Code) of participant

     - return of excess plan contributions

     - minimum required distributions, generally when participant reaches age 70 1/2

     - transfers to an Employee Stock Fund

     - certain Plan expenses, as mutually agreed upon

     - annuitization under this Contract or another Contract issued by us.

For Section 401(a) plans with less than 50 participants at the time of sale, Highly Compensated Employees, as defined by the Internal Revenue Code, during the first 5 contract years may be subject to surrender charges for all distributions listed above except loans and return of excess plan contributions.

For unallocated Contracts, we make the deductions described above pursuant to the terms of the various agreements among the custodian, the principal underwriter, and us.

FREE WITHDRAWAL ALLOWANCE

For Contracts in use with deferred compensation plans, the tax deferred annuity plans and combined qualified plans/tax-deferred annuity plans, there is currently a 10% free withdrawal allowance available each year after the first contract/certificate year. (If you have purchase payments no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance, or (b) the total amount of purchase payments no longer subject to a withdrawal charge. Note: Any free withdrawal taken will reduce purchase payments no longer subject to a withdrawal charge.) The available withdrawal amount will be calculated as of the first valuation date of any given contract year. The free withdrawal allowance applies to partial surrenders of any amount and to full surrenders, except those full surrenders transferred directly to annuity contracts issued by other financial institutions.

MORTALITY AND EXPENSE RISK CHARGE


A mortality and expense risk charge is deducted on each business day from amounts held in the Separate Account. This charge is equivalent, on an annual basis, to a maximum of 1.20% of the amounts allocated to each funding option. This change compensates the Company for various risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.


FUNDING OPTION EXPENSES

The charges and expenses of the funding options are summarized in the fee table and are described in the accompanying prospectuses.

PREMIUM TAX


Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. The Company is responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from the cash value either upon death, surrender, annuitization, or at the time purchase payments are made to the Contract, but no earlier than when we have a tax liability under state law.


CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the contract, we reserve the right to charge you proportionately for this tax.

ADMINISTRATIVE CHARGE

The following administrative charges may apply as described in your Contract.

SEMIANNUAL POLICY FEE. A semiannual policy fee of up to $15 may be deducted from the value of each participant's individual account. Any such deduction will be made pro rata from each of the funding options at the end of each 6-month period. This fee is assessed only during the accumulation period. This charge may apply only to allocated contracts.

ADMINISTRATIVE EXPENSE. This charge is deducted on each business day from the variable funding options in order to compensate the Company for certain administrative and operating expenses of the funding options. The charge is equivalent, on an annual basis, to a maximum of 0.10% of the daily net asset value of each funding options. This charge is assessed during the accumulation and annuity periods.

As discussed below, the level of the administrative expense charge is subject to negotiation. In determining the level of the administrative expense charge, we consider certain factors including, but not limited to, the following:

     (a) The size and characteristics of the Contract and the group to which it is issued including: the annual amount of purchase payments per participant, the expected turnover of employees, whether the contract owner will make purchase payment allocations electronically.

     (b) Determination of the Company's anticipated expenses in administering the Contract, such as: billing for purchase payments, producing periodic reports, providing for the direct payment of Contract charges rather than having them deducted from Contract values.

     (c) TPA and/or agent involvement.

TPA ADMINISTRATIVE CHARGES

The Company may be directed by the contract owner to deduct charges from purchase payments or account values for payment to the contract owner and/or the TPA. These charges are not levied by the Contract. Such charges may include maintenance fees and transaction fees.

                                   TRANSFERS
--------------------------------------------------------------------------------

You may transfer cash values from one or more funding options to other funding options, subject to the terms and conditions of the Contract (and your Plan). If authorized by the contract owner, participants under allocated Contracts may transfer all or any of their cash value from one funding option to another up to 30 days before the due date of the first annuity payment. We reserve the right to restrict transfers by any market timing firm or any other third party authorized to initiate transfers on behalf of multiple contract owners. We may, among other things, not accept: 1) the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or 2) the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner. We further reserve the right to limit transfers that we determine will disadvantage other contract owners.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you (the owner or the participant) to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, more accumulation units are purchased in a funding option if the value per unit is low and fewer accumulation units are purchased if the value per unit is high. Therefore, a lower-than-average cost per unit may be achieved over the long run.

You may elect the DCA Program through written request or other method acceptable to the Company. Certain minimum amounts may apply to amounts transferred and/or to enroll in the program.

In addition to the DCA Program, Travelers may credit increased interest rates to contract owners under an administrative Special DCA Program established at the discretion of Travelers, depending on availability and state law. Under this program, the contract owner may pre-authorize level transfers to any of the funding options under either a 6 Month Program or 12 Month Program. The 6 Month Program and the 12 Month Program will generally have different credited interest rates. Under the 6 Month Program, the interest rate can accrue up to 6 months on funds in the Special DCA Program and all purchase payments and accrued interest must be transferred on a level basis to the selected funding option in 6 months. Under the 12 Month Program, the interest rate can accrue up to 12 months on funds in the Special DCA Program and all purchase payments and accrued interest in this Program must be transferred on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program purchase payment and complete enrollment instructions are received by Travelers. If complete Program enrollment instructions are not received by the Company within 15 days of receipt of the initial Program purchase payment, the entire balance in the Program will be credited with the non-Program interest rate then in effect for the Fixed Account.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, your contract value will be credited for the remainder of 6 or 12 months with the interest rate for non-Program funds.

A contract owner may only have one DCA Program or Special DCA Program in place at one time. Any subsequent purchase payments received by the Company within the Program period selected will be allocated to the current funding options over the remainder of that Program transfer period, unless otherwise directed by the contract owner.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between investment options. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

ASSET ALLOCATION ADVICE

Owners may elect to enter into a separate advisory agreement with Copeland Financial Services, Inc. ("Copeland"), an affiliate of the Company. For a fee, Copeland provides asset allocation advice under its CHART Program(R), which is fully described in a separate Disclosure Statement. The CHART program may not be available in all marketing programs through which this Contract is sold.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

Before your maturity date, we will pay all or any portion of your cash surrender value to the contract owner or to you, as provided in the plan. A contract owner's account may be surrendered for cash without the consent of any participant, as provided in the plan.

We may defer payment of any cash surrender value for up to seven days after we receive the request in good order. The cash surrender value equals the Contract or Account cash value less any applicable withdrawal charge, outstanding cash loans, and any premium tax not previously deducted. The cash surrender value may be more or less than the purchase payments made depending on the value of the Contract or account at the time of surrender.

Participants in Section 403(b) tax deferred annuity plans may not withdraw certain salary reduction amounts before reaching age 59 1/2, unless withdrawn due to separation from service, death, disability or hardship. (See "Federal Tax Considerations.")

SYSTEMATIC WITHDRAWALS

Before the maturity date, you may choose to withdraw a specified dollar amount (at least $50) on a monthly, quarterly, semiannual or annual basis. Any applicable premium taxes and withdrawal charge will be deducted. To elect systematic withdrawals, you must have a contract value of at least $5,000 and you must make the election on the form provided by the Company. We will surrender accumulation units pro rata from all investment options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but at least 30 days' notice must be given to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to contract owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the contract owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------


TYPES OF OWNERSHIP



Contract Owner (you). The Contract belongs to the contract owner named in the Contract (on the Specifications page), or to any other person to whom the contract is subsequently assigned. An assignment of ownership or a collateral assignment may be made only for nonqualified contracts. You have sole power during the annuitant's lifetime to exercise any rights and to receive all benefits given in the contract provided you have not named an irrevocable beneficiary and provided the Contract is not assigned.



You receive all payments while the annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the contract owner.



BENEFICIARY



You name the beneficiary in a written request. The beneficiary has the right to receive any death benefit proceeds under the contract upon the death of the annuitant or a contract owner. If more than one beneficiary survives the annuitant or contract owner, they will share equally in benefits unless different shares are recorded with the Company by written request before the death of the annuitant or contract owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the contract, the death benefit proceeds will be held in a fixed account until the beneficiary elects a Settlement Option or takes a distribution.



Unless an irrevocable beneficiary has been named, you have the right to change any beneficiary by written request during the lifetime of the annuitant and while the Contract continues.



ANNUITANT



The annuitant is designated in the Contract (on the Specifications page), and is the individual on whose life the maturity date and the amount of the monthly annuity payments depend. The annuitant may not be changed after the contract is in effect.


                                 DEATH BENEFIT
--------------------------------------------------------------------------------

          (This benefit is available under Allocated Contracts only.)

Before the maturity date, a death benefit is payable to the beneficiary when either the annuitant or the participant dies. The death benefit is calculated at the close of the business day on which the Company's home office receives due proof of death.

DEATH BENEFIT PROCEEDS PRIOR TO MATURITY DATE

If the participant dies before the maturity date or the participant reaches age 75 (whichever occurs first), the death benefit payable will be the greater of:


           (a) the cash value of the participant's individual account or

           (b) the total purchase payments under that participant's individual account, less, for each option, any applicable premium tax, minus outstanding loan amounts and prior surrenders not previously deducted as of the date we receive due proof of death.

If the participant dies on or after age 75 and before the maturity date, we will pay the beneficiary the cash value of the participant's individual account, less any applicable premium tax or outstanding loan amounts as of the date we receive due proof of death.

PAYMENT OF PROCEEDS


The process of paying death benefit proceeds before the maturity date under various situations for nonqualified contracts and qualified contracts is summarized in the charts below. As stated above, the death benefit for unallocated contracts is available only with our consent and by endorsement to the Contract. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NONQUALIFIED CONTRACTS



--------------------------------------------------------------------------------------------------------------
BEFORE THE MATURITY DATE, UPON   THE COMPANY WILL PAY THE            UNLESS...              MANDATORY PAYOUT
        THE DEATH OF THE               PROCEEDS TO:                                            RULES APPLY*
--------------------------------------------------------------------------------------------------------------
 Owner or participant (who is    The beneficiary (ies),     Unless, the beneficiary is      Yes
 not the annuitant)              or if none, to the         the contract owner's spouse
                                 contract owner's estate.   and the spouse elects to
                                                            continue the contract as the
                                                            new owner rather than receive
                                                            the distribution.
--------------------------------------------------------------------------------------------------------------
 Owner or participant (who is    The beneficiary (ies),     Unless, the beneficiary is      Yes
 the annuitant)                  or if none, to the         the contract owner's spouse
                                 contract owner's estate.   and the spouse elects to
                                                            continue the contract as the
                                                            new owner rather than receive
                                                            the distribution.
--------------------------------------------------------------------------------------------------------------
 Annuitant (who is not the       The beneficiary (ies).                                     No
 contract owner)
--------------------------------------------------------------------------------------------------------------
 Annuitant (who is the contract  See death of "owner who                                    N/A
 owner)                          is the annuitant" above.
--------------------------------------------------------------------------------------------------------------
 Annuitant (where owner is a     The beneficiary (ies)                                      Yes (Death of
 nonnatural person/trust)        (e.g. the trust).                                          annuitant is
                                                                                            treated as death
                                                                                            of the owner in
                                                                                            these
                                                                                            circumstances.)
--------------------------------------------------------------------------------------------------------------
 Beneficiary                     No death proceeds are                                      N/A
                                 payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------
 Contingent Beneficiary          No death proceeds are                                      N/A
                                 payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------



* Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal Beneficiaries (as well as spousal beneficiaries who choose not to assume the contract) must begin taking distributions based on the Beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death.

                              QUALIFIED CONTRACTS



--------------------------------------------------------------------------------------------------------------
BEFORE THE MATURITY DATE, UPON   THE COMPANY WILL PAY THE            UNLESS...              MANDATORY PAYOUT
        THE DEATH OF THE               PROCEEDS TO:                                         RULES APPLY (SEE *
                                                                                                  ABOVE)
--------------------------------------------------------------------------------------------------------------
 Owner/Annuitant                 The beneficiary (ies),                                     Yes
                                 or if none, >to the
                                 contract owner's estate.
--------------------------------------------------------------------------------------------------------------
 Beneficiary                     No death proceeds are                                      N/A
                                 payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------
 Contingent Beneficiary          No death proceeds are                                      N/A
                                 payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------



DEATH PROCEEDS AFTER THE MATURITY DATE


If any owner or the annuitant dies on or after the maturity date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.


                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, you can receive regular income payments (annuity payments). You can choose the month and the year in which those payments begin (maturity date). You can also choose among income plans (annuity options). While the annuitant is alive, you can change your selection any time up to the maturity date. Annuity payments will begin on the maturity date stated in the Certificate unless it has been fully surrendered or the proceeds have been paid to the beneficiary before that date. Annuity payments are a series of periodic payments
(a) for life; (b) for life with either a minimum number of payments or a specific amount assured; or (c) for the joint lifetime of the annuitant and another person, and thereafter during the lifetime of the survivor. We may require proof that the annuitant is alive before annuity payments are made. Not all options may be available in all states.

You may choose to annuitize at any time after you purchase the contract. Under nonqualified contracts, unless you elect otherwise, the maturity date will be the annuitant's 75th birthday or ten years after the effective date of the contract, if later. Under qualified contracts, the maturity date must be before the individual's 70th birthday, unless we consent to a later date.

At least 30 days before the original maturity date, you may extend the maturity date to any time prior to the annuitant's 85th birthday or to a later date with our consent. Certain annuity options taken at the maturity date may be used to meet the minimum required distribution requirements of federal tax law, or a program of partial surrenders may be used instead. These mandatory distribution requirements take effect generally upon the death of the contract owner, or with qualified contracts upon either the later of the contract owner's attainment of age 70 1/2 or year of retirement; or the death of the contract owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

When an annuity option is elected, it may be elected as a variable annuity, a fixed annuity, or a combination of both. If, at the time annuity payments begin, no election has been made to the contrary, the contract value will be applied to provide an annuity funded by the same investment options as you have selected during the accumulation period . At least 30 days before the maturity date, you may transfer the contract value among the funding options in order to change the basis on which annuity payments will be determined. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the variable funding options. The number of annuity units credited to the Contract is determined by dividing the first monthly annuity payment attributable to each funding option by the corresponding accumulation unit value as of 14 days before the date annuity payments begin. An annuity unit is used to measure the dollar value of an annuity payment. The number of annuity units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. The Contract contains tables used to determine the first monthly annuity payment. If a variable annuity is elected, the amount applied to it will be the value of the funding options as of 14 days before the date annuity payments begin less any applicable premium taxes not previously deducted.

The amount of the first monthly payment depends on the annuity option elected and the annuitant's adjusted age. A formula for determining the adjusted age is contained in the Contract. The total first monthly annuity payment is determined by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of contract value applied to that annuity option and factors in an assumed daily net investment factor. The Assumed Daily Net Investment factor corresponds to an annual interest rate of 3%, used to determine the guaranteed payout rates shown. If investment rates are higher at the time annuitization is selected, payout rates will be higher than those shown. The Company reserves the right to require satisfactory proof of age of any person on whose life annuity payments are based before making the first payment under any of the payment options.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent annuity payments changes from month to month based on the investment experience of the applicable funding options. The total amount of each annuity payment will be equal to the sum of the basic payments in each funding option. The actual amounts of these payments are determined by multiplying the number of annuity units credited to each funding option by the corresponding annuity unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments which do not vary during the annuity period. We will calculate the dollar amount of the first fixed annuity payment as described under "Variable Annuity," except that the amount applied to begin the annuity will be the contract value, determined as of the date annuity payments begin. Payout rates will not be lower than those shown in the Contract. If it would produce a larger payment, the first fixed annuity payment will be determined using the Life Annuity Tables in effect on the maturity date.

ELECTION OF OPTIONS

Any amount distributed from the Contract may be applied to any one of the annuity options described below.

Election of any of these options must be made by written request to our Home Office at least 30 days prior to the date such election is to become effective. The form of such annuity option shall be determined by the contract owner. The following information must be provided with any such request:

     a) the participant's name, address, date of birth, social security number;

     b) the amount to be distributed;

     c) the annuity option which is to be purchased;

     d) the date the annuity option payments are to begin;

     e) if the form of the annuity provides a death benefit in the event of the participant's death, the name, relationship and address of the beneficiary as designated by you; and

     f) any other data that we may require.

The beneficiary, as specified in item (e) above, may be changed by you or the annuitant as long as we are notified by written request while the annuitant is alive and before payments have begun. If the beneficiary designation is irrevocable, such designation cannot be changed or revoked without the consent of the beneficiary. After we receive the written request and the written consent of the beneficiary (if required), the new beneficiary designation will take effect as of the date the notice is signed. We have no further responsibility for any payment we made before the written request.

MISSTATEMENT

If an annuitant's sex or age was misstated, all benefits of this Contract are what the cash values would have purchased on the date of issue at the correct sex and age.

RETIRED LIFE CERTIFICATE

We will issue to each person to whom annuity benefits are being paid under this Contract a certificate setting forth a statement in substance of the benefits to which such person is entitled under this Contract.

ALLOCATION OF CASH SURRENDER VALUE DURING THE ANNUITY PERIOD

At the time an annuity option is elected, you also may elect to have the participant's cash surrender value applied to provide a variable annuity, a fixed annuity, or a combination of both.

If no election is made to the contrary, the cash surrender value will provide an annuity which varies with the investment experience of the corresponding funding option(s) at the time of election. You or the participant, if you so authorize, may elect to transfer cash values from one funding option to another, as described in the provision "Transfers of Cash Value Between Funding Options," in order to reallocate the basis on which annuity payments will be determined. Once annuity payments have begun, no further transfers are allowed.

ANNUITY OPTIONS

OPTION 1 -- LIFE ANNUITY/NO REFUND. A life annuity is an annuity payable during the lifetime of the annuitant and terminating with the last monthly payment preceding the death of the annuitant.

OPTION 2 -- LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS ASSURED. An annuity payable monthly during the lifetime of an annuitant with the provision that if, at the death of the annuitant, payments have been made for less than 120, 180 or 240 months, as elected, then we will continue to make payments to the designated beneficiary during the remainder of the period.

OPTION 3 -- LIFE ANNUITY -- CASH REFUND. We will make monthly annuity payments during the lifetime of the annuitant, ceasing with the last payment due prior to the death of the annuitant, provided that, at the death of the annuitant,the Beneficiary will receive an additional payment equal to the dollar value, if any, of (a) minus (b) where, for a variable annuity:

     (a) is the total amount applied under the option divided by the annuity unit value on the due date of the first annuity payment;

     (b) and is

        (1) the number of annuity units represented by each payment; times

        (2) the number of payments made;

and for a Fixed Annuity:

     (a) is the cash value applied on the maturity date under this option; and

     (b) is the dollar amount of annuity payments already paid.

OPTION 4 -- JOINT AND LAST SURVIVOR LIFE ANNUITY. Monthly annuity payments based upon the joint lifetime of two persons selected: payments made first to the annuitant, and upon his/her death, paid to the survivor. No more payments will be made after the death of the survivor.

OPTION 5 -- JOINT AND LAST SURVIVOR ANNUITY -- ANNUITY REDUCED ON DEATH OF PRIMARY PAYEE. Monthly annuity payments to the annuitant during the joint lifetime of the two persons selected. One of the two persons will be designated as the primary payee. The other will be designated as the secondary payee. On the death of the secondary payee, if survived by the primary payee, we will continue to make monthly annuity payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons.

On the death of the primary payee, if survived by the secondary payee, we will continue to make monthly annuity payments to the secondary payee in an amount equal to 50% of the payments which would have been made during the lifetime of the primary payee. No further payments will be made following the death of the survivor.

OPTION 6 -- FIXED PAYMENTS FOR A FIXED PERIOD OF 120, 180, OR 240 MONTHS. We will make monthly payments for the period selected. If at the death of the annuitant, payments have been made for less than 120, 180, or 240 months, as elected, we will continue to make payments to the designated beneficiary during the remainder of the period.

OPTION 7 -- OTHER ANNUITY OPTIONS. We will make other arrangements for annuity payments as may be mutually agreed upon by you and us.

                       MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------

RIGHT TO RETURN

For Contracts in use with deferred compensation plans, tax-deferred annuity plans, and combined qualified plans/tax deferred annuity plans, you may return the Contract for a full refund of the cash value (including charges) within ten days after you receive it (the "right to return period"). Where state law requires a longer right to return period, or the return of purchase payments, the Company will comply. The contract owner bears the investment risk during the right to return period; therefore, the cash value returned may be greater or less than your purchase payment. All cash values will be determined as of the next valuation following the Company's receipt of your written request for refund.

CONTRACT AND PARTICIPANT'S INDIVIDUAL ACCOUNT TERMINATION

Under the allocated Contracts, if the cash value in a participant's individual account is less than the termination amount as stated in your Contract, we reserve the right to terminate that account and move the cash value of that participant's individual account to your account.

Any cash value to which a terminating participant is not entitled under the Plan will be moved to your account at your direction.

You may discontinue this Contract by written request at any time for any reason. We reserve the right to discontinue this Contract if:

     a) the cash value of the Contract is less than the termination amount; or

     b) We determine within our sole discretion and judgment that the Plan or administration of the Plan is not in conformity with applicable law; or

     c) We receive notice that is satisfactory to us of plan termination.

If we discontinue this Contract or we receive your written request to discontinue the Contract, we will, in our sole discretion and judgment:

     a) accept no further payments for this Contract; and

     b) pay you the cash surrender value of the funding options within 7 days of the date of our written notice to you, or distribute the cash surrender value of each participant's individual account as described in the settlement provisions section at your direction; and

     c) pay you an amount as described in the Fixed Account prospectus.

If the Contract is discontinued, we will distribute the cash surrender value to you no later than 7 days following our mailing the written notice of discontinuance to you at the most current address available on our records. Discontinuance of the Contract will not affect payments we are making under annuity options which began before the date of discontinuance.

CONTRACT EXCHANGES

a) You may transfer all or any part of Your Account's cash surrender value from any funding option to any contract not issued by us. Such transfers may be subject to a sales charge, as described in the Contract. If authorized by the contract owner, a participant may transfer all or any part of the individual account's cash surrender value from one funding option to any contract not issued by us.

b) Under specific conditions, we may allow you to transfer to this Contract funds held by you in another group annuity contract issued by us or to transfer amounts from this Contract to another Contract issued by us without applying a sales charge to the funds being transferred. Once the transfer is complete and we have established an account for you at your direction, a new sales charge may apply, as described in the new Contract.

c) Under specific conditions, when authorized by state insurance law, we may credit a Plan up to 4% of the amount transferred to us from another group annuity not issued by us as reimbursement to the Plan for any exit penalty assessed by the other issuer. We may recover this credit through reduced compensation paid to the servicing agent or broker.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists as determined by the SEC so that the sale of securities held in the Separate Account may not reasonably occur or so that the Company may not reasonably determine the value the Separate

Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders.

ACCOUNT VALUE

During the accumulation period, the account value can be determined by multiplying the total number of funding option accumulation units credited to that account by the current accumulation unit value for the appropriate funding option and adding the sums for each funding option. There is no assurance that the value in any of the funding options will equal or exceed the purchase payments made to such funding options.

                              THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

The Travelers Separate Account QP For Variable Annuities was established on December 26, 1995 and is registered with the SEC as a unit investment trust (separate account) under the Investment Company Act of 1940, as amended (the "1940 Act"). The Separate Account assets attributable to the Contracts will be invested exclusively in the shares of the variable funding options.

The Separate Account assets are held for the exclusive benefit of the owners of this separate account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business which the Company may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. All such income and/or distributions are reinvested in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.

PERFORMANCE INFORMATION

From time to time, we may advertise several types of historical performance for the Contract's funding options. We may advertise the "standardized average annual total returns" of the funding option, calculated in a manner prescribed by the SEC, and the "nonstandardized total return," as described below. Specific examples of the performance information appear in the SAI.

STANDARDIZED METHOD. Quotations of average annual total returns are computed according to a formula in which a hypothetical initial investment of $1,000 is applied to the funding option, and then related to ending redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the funding option has been in existence, if less. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). The deduction for the semi-annual contract administrative charge is converted to a percentage of assets based on the actual fee collected, divided by the average net assets for Contracts sold. Each quotation assumes a total redemption at the end of each period with the applicable withdrawal charge deducted at that time.

NONSTANDARDIZED METHOD. Nonstandardized "total returns" will be calculated in a similar manner based on the performance of the funding options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of the semi-annual contract administrative charge, which, if reflected, would decrease the level of performance shown. The withdrawal charge is not reflected because the Contract is designed for long-term investment.

For funding options that were in existence before they became available under the Separate Account, the nonstandardized average annual total return quotations will reflect the investment performance that such funding options would have achieved (reduced by the applicable charges) had they been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

GENERAL. Within the guidelines prescribed by the SEC and the National Association of Securities Dealers, Inc. ("NASD"), performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor's (S&P) 500 Index, the S&P 400 Index, the Lehman Brothers Long T-Bond Index, the Russell 1000, 2000 and 3000 Indices, the Value Line Index, and the Morgan Stanley Capital International's EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of the Separate Account and the variable funding options.

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences under this Contract is not intended to cover all situations, and is not meant to provide tax advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax adviser regarding your personal situation. For your information, a more detailed tax discussion is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for money put into an annuity. The Internal Revenue Code (Code) governs how this money is ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below.


TAX-FREE EXCHANGES. The Internal Revenue Code provides that, generally, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.


TYPES OF CONTRACTS: QUALIFIED OR NONQUALIFIED

If you purchase an annuity contract with proceeds of an eligible rollover distribution from any pension plan, specially sponsored program, or individual retirement annuity (IRA) with pre-tax dollars, your contract is referred to as a qualified contract. Some examples of qualified contracts are: IRAs, 403(b) annuities, pension and profit-sharing plans (including 401(k) plans), Keogh Plans, and certain other qualified deferred compensation plans. If you purchase the contract on an individual basis with after-tax dollars and not under one of the programs described above, your contract is referred to as nonqualified.

NONQUALIFIED ANNUITY CONTRACTS

As the owner of a nonqualified annuity, you do not receive any tax benefit (deduction or deferral of income) on purchase payments, but you will not be taxed on increases in the value of your contract until a distribution occurs -- either as a withdrawal (distribution made prior to the maturity date), or as annuity payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings. Similarly, when you receive an annuity payment, part of each payment is considered a return of your purchase payments and will not be taxed. The remaining portion of the annuity payment (i.e., any earnings) will be considered ordinary income for tax purposes.

If a nonqualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the contract attributable to purchase payments made after February 28, 1986 are includible in income annually. Furthermore, for contracts issued after April 22, 1987, if you transfer the contract without adequate consideration all deferred increases in value will be includible in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the contract), and then from your purchase payments. These withdrawn earnings are includible in your income. (See "Penalty Tax for Premature Distributions" below.) There is income in the contract to the extent the contract value exceeds your investment in the contract. The investment in the contract equals the total purchase payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

Federal tax law requires that nonqualified annuity contracts meet minimum mandatory distribution requirements upon the death of the contract owner, including the first of joint owners. If these requirements are not met, the surviving joint owner, or the beneficiary, will have to pay taxes prior to distribution. The distribution required depends, among other things, upon whether an annuity option is elected or whether the new contract owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments.

QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the contract have not yet been taxed, the full amount of all distributions, including lump-sum withdrawals and annuity payments, are taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other qualified contracts. There are special rules which govern the taxation of qualified contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

Taxable distributions taken before the contract owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the contract owner. Other exceptions may be available in certain qualified plans.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any nonqualified variable annuity contracts based on a separate account shall not be treated as an annuity for any period if investments made in the account are not adequately diversified. Final tax regulations define how separate accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax deferred treatment. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

Assets in the separate accounts, also referred to as segregated asset accounts, must be owned by the Company and not by the Contract Owner for federal income tax purposes. Otherwise, the deferral of taxes is lost and income and gains from the accounts would be includable annually in the Contract Owner's gross income.

The Internal Revenue Service has stated in published rulings that a variable contract owner will be considered the owner of the assets of a segregated asset account if the owner possesses an incident of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department announced, in connection with the issuance of temporary regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets of the account." This announcement, dated September 15, 1986, also stated that the guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts [of a segregated asset account] without being treated as owners of the underlying assets." As of the date of this prospectus, no such guidance has been issued.

The Company does not know if such guidance will be issued, or if it is, what standards it may set. Furthermore, the Company does not know if such guidance may be issued with retroactive effect. New regulations are generally issued with a prospective-only effect as to future sales or as to future voluntary transactions in existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent Contract Owners from being considered the owner of the assets of the separate account.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. Distributions must begin or be continued according to required patterns following the death of the contract owner or annuitant of both qualified and nonqualified annuities.


TAXATION OF DEATH BENEFIT PROCEEDS



Amounts may be distributed from a Contract because of the death of an owner or annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract; or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments.


                               OTHER INFORMATION
--------------------------------------------------------------------------------
THE INSURANCE COMPANY

The Travelers Insurance Company is a stock insurance company chartered in 1864 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Tower Square, Hartford, Connecticut 06183.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS


The Company intends to sell the Contracts in all jurisdictions where it is licensed to do business and where the Contract is approved. Any sales representative or employee who sells the Contracts will be qualified to sell variable annuities under applicable federal and state laws. Each broker-dealer is registered with the SEC under the Securities Exchange Act of 1934, and all are members of the NASD. The principal underwriter of the Contracts is CFBDS, Inc., 21 Milk St., Boston, MA. CFBDS, Inc. is not affiliated with the Company or the Separate Account. However, it is currently anticipated that Travelers Distribution LLC, an affiliated broker-dealer, may become the principal underwriter for the Contracts during the year 2000.


Up-front compensation paid to sales representatives will not exceed 7% of the purchase payments made under the Contracts. If asset based compensation is paid, it will not exceed 2% of the average account value annually. From time to time, the Company may pay or permit other promotional incentives, in cash, credit or other compensation.

CONFORMITY WITH STATE AND FEDERAL LAWS

The Contract is governed by the laws of the state in which it is delivered. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, cash surrender value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which the Contract is delivered. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the contract owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the funding options. However, we believe that when a funding option solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares we own on our own behalf. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right.

CONTRACT MODIFICATION

The Company reserves the right to modify the Contract to keep it qualified under all related law and regulations which are in effect during the term of this Contract. We will obtain the approval of any regulatory authority needed for the modifications.

LEGAL PROCEEDINGS AND OPINIONS
[/R]

There are no pending legal proceedings affecting the Separate Account. There is one material pending legal proceeding, other than ordinary routine litigation incidental to business, to which the Company is a party.
[/R]


In March 1997, a purported class action entitled Patterman v. The Travelers, Inc., et al. was commenced in the Superior Court of Richmond County, Georgia, alleging, among other things, violations of the Georgia RICO statute and other state laws by an affiliate of the Company, Primerica Financial Services, Inc. and certain of its affiliates. Plaintiffs seek unspecified compensatory and punitive damages and other relief. In October 1997, defendants answered the complaint, denied liability and asserted numerous affirmative defenses. In February 1998, on defendants' motion, the Superior Court of Richmond County transferred the lawsuit to the Superior Court of Gwinnett County, Georgia. Plaintiffs appealed the transfer order, and in December 1998 the Court of Appeals of the State of Georgia reversed the lower court's decision. Defendants petitioned the

Georgia Supreme Court to hear an appeal from the decision of the Court of Appeals, and the petition was granted in May 1998. In September 1999, oral argument on defendants' petition was heard and, on February 28, 2000, the Georgia Supreme Court affirmed the Georgia County Appeals and remanded the matter to the Superior Court of Richmond County. In March 2000, defendants moved the Georgia Supreme Court to reconsider its February 28, 2000 decision, and that motion remains pending. Proceedings in the trial court have been stayed pending appeal. Defendants intend to vigorously contest the litigation.



Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Company, its authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the General Counsel of the Company.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX A
                  CONDENSED FINANCIAL INFORMATION (1996-1997)
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                            ACCUMULATION UNIT VALUES

For the period ended December 31, 1996, all contract owner units and values had a mortality and expense risk charge equivalent to 0.95%.

For the fiscal year ended 1997 and thereafter, accumulation units and associated unit values noted as P1, P2(1), P3, P4, P5 and P6 represent a mortality and expense risk charge of 0.60%, 0.80%, 0.90%, 0.95%, 1.15% and 1.20%, respectively.

                                                                                                     PERIOD FROM
                                                                                                   OCTOBER 1, 1996
                                                                                                   (EFFECTIVE DATE)
         PORTFOLIO NAME                                 YEAR ENDED 1997                          TO DECEMBER 31, 1996
---------------------------------------------------------------------------------------------------------------------
                                      P1         P3           P4           P5          P6
                                      --         --           --           --          --
CAPITAL APPRECIATION FUND
  Unit Value at beginning of
    year.........................  $ 1.000    $  1.000    $    1.028    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......    1.290       1.285         1.285       1.282       1.279                 1.028
  Number of units outstanding at
    end of year..................   68,643     126,822     1,445,911      58,734     350,624               293,629
DREYFUS STOCK INDEX FUND.........  $ 1.000    $      -    $    1.076    $  1.000    $  1.000       $         1.000
  Unit Value at beginning of
    year.........................    1.424                     1.418       1.415       1.412                 1.076
  Unit Value at end of year......
  Number of units outstanding at
    end of year..................   13,090                 1,416,791      87,374     343,089               204,067
HIGH YIELD BOND TRUST
  Unit Value at beginning of
    year.........................  $ 1.000    $  1.000    $    1.031    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......    1.196       1.191         1.191       1.188       1.186                 1.031
  Number of units outstanding at
    end of year..................      197       7,092        28,158       3,683       3,815                 6,520
MANAGED ASSETS TRUST
  Unit Value at beginning of
    year.........................  $ 1.000    $  1.000    $    1.043    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......    1.258       1.254         1.253       1.250       1.247                 1.043
  Number of units outstanding at
    end of year..................    5,565      74,574       287,178      12,488     223,823                78,508
AMERICAN ODYSSEY FUNDS, INC.
  AMERICAN ODYSSEY CORE EQUITY
    FUND
  Unit Value at beginning of
    year.........................  $ 1.000    $  1.000    $    1.080    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......    1.417       1.412         1.411       1.408       1.405                 1.080
  Number of units outstanding at
    end of year..................    1,292     185,044     2,781,580      95,491      42,002               496,794
  AMERICAN ODYSSEY EMERGING
    OPPORTUNITIES FUND
  Unit Value at beginning of
    year.........................  $ 1.000    $  1.000    $    0.885    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......    0.942       0.939         0.938       0.936       0.934                 0.885
  Number of units outstanding at
    end of year..................    5,090     129,811     2,458,031      24,064      33,718               404,384
  AMERICAN ODYSSEY GLOBAL HIGH-
    YIELD BOND FUND**
  Unit Value at beginning of
    year.........................  $     -    $  1.000    $    1.010    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......                1.062         1.062       1.059       1.057                 1.010
  Number of units outstanding at
    end of year..................               29,906       472,674       4,094       5,622               116,408
  AMERICAN ODYSSEY INTERMEDIATE-
    TERM BOND FUND
  Unit Value at beginning of
    year.........................  $     -    $  1.000    $    1.107    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......                1.083         1.083       1.080       1.078                 1.017
  Number of units outstanding at
    end of year..................               58,486       940,500      12,156      10,975               195,701

                                   APPENDIX A
                  CONDENSED FINANCIAL INFORMATION (1996-1997)
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

                                                                                                     PERIOD FROM
                                                                                                   OCTOBER 1, 1996
                                                                                                   (EFFECTIVE DATE)
         PORTFOLIO NAME                                 YEAR ENDED 1997                          TO DECEMBER 31, 1996
---------------------------------------------------------------------------------------------------------------------
                                      P1         P3           P4           P5          P6
                                      --         --           --           --          --
  AMERICAN ODYSSEY INTERNATIONAL
    EQUITY FUND
  Unit Value at beginning of
    year.........................  $ 1.000    $  1.000    $    1.091    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......    1.141       1.136         1.136       1.133       1.131                 1.091
  Number of units outstanding at
    end of year..................    3,405     145,853     1,647,285      25,147      16,165               239,079
  AMERICAN ODYSSEY LONG-TERM BOND
    FUND
  Unit Value at beginning of
    year.........................  $     -    $  1.000    $    1.022    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......                1.135         1.135       1.132       1.130                 1.022
  Number of units outstanding at
    end of year..................              115,168     1,504,310      24,590      22,291               232,943
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST
  TEMPLETON ASSET ALLOCATION FUND
  Unit Value at beginning of
    year.........................  $ 1.000    $      -    $    1.067    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......    1.226                     1.221       1.218       1.216                 1.067
  Number of units outstanding at
    end of year..................    7,711                   463,517      23,178     358,096                70,211
  TEMPLETON BOND FUND
  Unit Value at beginning of
    year.........................  $     -    $      -    $    1.035    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......                              1.051       1.048       1.047                 1.035
  Number of units outstanding at
    end of year..................                             26,610         397       6,032                15,303
  TEMPLETON STOCK FUND
  Unit Value at beginning of
    year.........................  $ 1.000    $      -    $    1.080    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......    1.202                     1.197       1.194       1.192                 1.080
  Number of units outstanding at
    end of year..................   44,138                 1,718,317     129,091     218,117               369,698
TRAVELERS SERIES FUND, INC.
  ALLIANCE GROWTH PORTFOLIO
  Unit Value at beginning of
    year.........................  $ 1.000    $  1.000    $    1.065    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......    1.367       1.362         1.361       1.358       1.355                 1.065
  Number of units outstanding at
    end of year..................   10,959      27,182       315,371      25,227      46,772                44,777
  MFS TOTAL RETURN PORTFOLIO
  Unit Value at beginning of
    year.........................  $ 1.000    $  1.000    $    1.045    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......    1.260       1.256         1.255       1.252       1.249                 1.045
  Number of units outstanding at
    end of year..................    9,157      11,241        20,522      23,942      89,438                 2,087
  PUTNAM DIVERSIFIED INCOME
    PORTFOLIO
  Unit Value at beginning of
    year.........................  $ 1.000    $  1.000    $    1.019    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......    1.092       1.088         1.088       1.085       1.083                 1.019
  Number of units outstanding at
    end of year..................    6,058       1,776        36,214       2,136      17,658                12,636
  SMITH BARNEY HIGH INCOME
    PORTFOLIO
  Unit Value at beginning of
    year.........................  $     -    $  1.000    $    1.042    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......                1.176         1.176       1.173       1.171                 1.042
  Number of units outstanding at
    end of year..................                3,775        34,790       2,552       6,261                   278

                                   APPENDIX A
                  CONDENSED FINANCIAL INFORMATION (1996-1997)
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

                                                                                                     PERIOD FROM
                                                                                                   OCTOBER 1, 1996
                                                                                                   (EFFECTIVE DATE)
         PORTFOLIO NAME                                 YEAR ENDED 1997                          TO DECEMBER 31, 1996
---------------------------------------------------------------------------------------------------------------------
                                      P1         P3           P4           P5          P6
                                      --         --           --           --          --
  SMITH BARNEY INTERNATIONAL
    EQUITY PORTFOLIO
  Unit Value at beginning of
    year.........................  $ 1.000    $  1.000    $    1.017    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......    1.040       1.036         1.035       1.033       1.031                 1.017
  Number of Units outstanding at
    end of year..................    6,580      17,229        97,802       4,658       5,601                 8,808
  SMITH BARNEY LARGE CAP VALUE
    PORTFOLIO
  Unit Value at beginning of
    year.........................  $ 1.000    $  1.000    $    1.058    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......    1.334       1.329         1.328       1.324       1.322                 1.058
  Number of units outstanding at
    end of year..................    7,515      75,718     1,048,182       9,074      51,250               270,469
  SMITH BARNEY MONEY MARKET
    PORTFOLIO
  Unit Value at beginning of
    year.........................  $     -    $  1.000    $    1.010    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......                1.052         1.051       1.048       1.047                 1.010
  Number of units outstanding at
    end of year..................               19,062       124,936      24,063      39,703                56,124
THE TRAVELERS SERIES TRUST
  SOCIAL AWARENESS STOCK
    PORTFOLIO
  Unit Value at beginning of
    year.........................  $ 1.000    $  1.000    $    1.036    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......    1.311       1.307         1.306       1.303       1.300                 1.036
  Number of units outstanding at
    end of year..................    1,465       6,831       124,610       4,603      58,974                35,689
  TRAVELERS QUALITY BOND
    PORTFOLIO (9/97)*
  Unit Value at beginning of
    year.........................  $     -    $      -    $    1.000    $  1.000    $  1.000                   n/a
  Unit Value at end of year......                              1.020       1.020       1.019
  Number of units outstanding at
    end of year..................                              5,949       9,879       9,055
  U.S. GOVERNMENT SECURITIES
    PORTFOLIO
  Unit Value at beginning of
    year.........................  $     -    $  1.000    $    1.025    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......                1.145         1.144       1.141       1.139                 1.025
  Number of units outstanding at
    end of year..................                3,011        81,229       2,710      14,373                51,072
  UTILITIES PORTFOLIO
  Unit Value at beginning of
    year.........................  $ 1.000    $  1.000    $    1.034    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......    1.289       1.284         1.283       1.280       1.278                 1.034
  Number of units outstanding at
    end of year..................    1,494       1,816        23,673         538         462                 7,796

The financial statements of Separate Account QP are contained in the Annual Report which should be read along with this information and which is incorporated by reference into the SAI. The consolidated financial statements of The Travelers Insurance Company and Subsidiaries are contained in the SAI.

Funding options not listed above were not yet available through the Separate Account as of December 31, 1997.

 * Reflects date money first came into funding option through the Separate Account.

** Formerly American Odyssey Short-Term Bond Fund. The name, investment objective, and investment subadviser of this fund were changed pursuant to a shareholder vote effective May 1, 1998.

(1) As of December 31, 1997 no contracts had been sold with a mortality and expense risk charge of .80%.

(2) The .90% mortality and expense risk charge is currently sold only through Gold Track Select Contracts.

                                   APPENDIX A
                     CONDENSED FINANCIAL INFORMATION (1998)
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                            ACCUMULATION UNIT VALUES

          PORTFOLIO NAME                                           YEAR ENDED 1998
-----------------------------------------------------------------------------------------------------------------
                                       P1           P2            P3           P4           P5            P6
                                       --           --            --           --           --            --
CAPITAL APPRECIATION FUND
  Unit Value at beginning of
    year..........................  $  1.290    $    1.287    $    1.285    $  1.285    $    1.282    $    1.279
  Unit Value at end of year.......     2.073         2.063         2.059       2.056         2.047         2.040
  Number of units outstanding at
    end of year...................   413,409       241,615     2,581,625    2,358,987      429,279       961,744
DREYFUS STOCK INDEX FUND
  Unit Value at beginning of
    year..........................  $  1.424    $    1.421    $    1.419    $  1.418    $    1.415    $    1.412
  Unit Value at end of year.......     1.815         1.807         1.803       1.801         1.793         1.787
  Number of units outstanding at
    end of year...................   138,866            33             -    2,284,987      257,393     1,121,361
HIGH YIELD BOND TRUST
  Unit Value at beginning of
    year..........................  $  1.196    $    1.193    $    1.191    $  1.191    $    1.188    $    1.186
  Unit Value at end of year.......     1.267         1.261         1.258       1.257         1.251         1.247
  Number of units outstanding at
    end of year...................       533         3,334       255,952      54,195        33,994        28,684
MANAGED ASSETS TRUST
  Unit Value at beginning of
    year..........................  $  1.258    $    1.255    $    1.254    $  1.253    $    1.250    $    1.247
  Unit Value at end of year.......     1.519         1.512         1.509       1.507         1.500         1.495
  Number of units outstanding at
    end of year...................    23,844        51,150     1,472,171     602,633       146,528       299,403
AMERICAN ODYSSEY FUNDS, INC.
  AMERICAN ODYSSEY CORE EQUITY
    FUND
  Unit Value at beginning of
    year..........................  $  1.417    $    1.414    $    1.412    $  1.411    $    1.408    $    1.405
  Unit Value at end of year.......     1.628         1.620         1.617       1.615         1.608         1.603
  Number of units outstanding at
    end of year...................    58,294     1,060,046     3,149,947    3,478,529      347,272       153,298
  AMERICAN ODYSSEY EMERGING
    OPPORTUNITIES FUND
  Unit Value at beginning of
    year..........................  $  0.942    $    0.940    $    0.939    $  0.938    $    0.936    $    0.934
  Unit Value at end of year.......     0.856         0.852         0.850       0.849         0.845         0.842
  Number of units outstanding at
    end of year...................    70,995     1,040,352     2,811,132    3,784,469      236,065        68,535
  AMERICAN ODYSSEY GLOBAL HIGH-
    YIELD BOND FUND**
  Unit Value at beginning of
    year..........................  $  1.066    $    1.064    $    1.062    $  1.062    $    1.059    $    1.057
  Unit Value at end of year.......     1.020         1.015         1.013       1.012         1.007         1.004
  Number of units outstanding at
    end of year...................     3,181       320,821       770,544    1,102,248       64,167        14,668
  AMERICAN ODYSSEY INTERMEDIATE-
    TERM BOND FUND
  Unit Value at beginning of
    year..........................  $  1.087    $    1.085    $    1.083    $  1.083    $    1.080    $    1.078
  Unit Value at end of year.......     1.172         1.167         1.164       1.163         1.158         1.154
  Number of units outstanding at
    end of year...................     1,407       520,065     1,072,949    1,143,580       55,670        30,548
  AMERICAN ODYSSEY INTERNATIONAL
    EQUITY FUND
  Unit Value at beginning of
    year..........................  $  1.141    $    1.138    $    1.136    $  1.136    $    1.133    $    1.131
  Unit Value at end of year.......     1.302         1.297         1.294       1.292         1.286         1.282
  Number of units outstanding at
    end of year...................    20,676       791,438     2,315,866    2,595,394      210,146        35,028

                                   APPENDIX A
                     CONDENSED FINANCIAL INFORMATION (1998)
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

          PORTFOLIO NAME                                           YEAR ENDED 1998
-----------------------------------------------------------------------------------------------------------------
                                       P1           P2            P3           P4           P5            P6
                                       --           --            --           --           --            --
  AMERICAN ODYSSEY LONG-TERM BOND
    FUND
  Unit Value at beginning of
    year..........................  $  1.140    $    1.137    $    1.135    $  1.135    $    1.132    $    1.130
  Unit Value at end of year.......     1.235         1.230         1.227       1.226         1.220         1.216
  Number of units outstanding at
    end of year...................     6,982       872,955     2,127,335    2,268,910      154,138        50,376
DREYFUS VARIABLE INVESTMENT FUND
  CAPITAL APPRECIATION PORTFOLIO
    (7/98)*
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $    1.000    $  1.000    $    1.000    $    1.000
  Unit Value at end of year.......     1.077         1.076         1.076       1.075         1.074         1.074
  Number of units outstanding at
    end of year...................       502        60,832        18,841       6,816         1,944             -
  SMALL CAP PORTFOLIO (9/98)*
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $    1.000    $  1.000    $    1.000    $    1.000
  Unit Value at end of year.......     1.199         1.198         1.198       1.198         1.197         1.196
  Number of units outstanding at
    end of year...................         -         1,748         2,563           -         1,114         6,726
FIDELITY'S VARIABLE INSURANCE
  PRODUCTS FUND
  EQUITY-INCOME PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.329    $    1.326    $    1.325    $  1.324    $    1.321    $    1.318
  Unit Value at end of year.......     1.475         1.469         1.465       1.464         1.457         1.452
  Number of units outstanding at
    end of year...................    39,301           624           373    2,294,202      302,651       738,800
  GROWTH PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.220    $    1.217    $    1.215    $  1.215    $    1.212    $    1.209
  Unit Value at end of year.......     1.692         1.684         1.680       1.678         1.671         1.665
  Number of units outstanding at
    end of year...................    77,604           431            36    3,726,583      297,359       626,091
  HIGH INCOME PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.186    $    1.183    $    1.182    $  1.181    $    1.178    $    1.176
  Unit Value at end of year.......     1.128         1.122         1.120       1.119         1.114         1.110
  Number of units outstanding at
    end of year...................    40,705            95             -     578,543       181,391        97,958
FIDELITY'S VARIABLE INSURANCE
  PRODUCTS FUND II
  ASSET MANAGER PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.258    $    1.255    $    1.253    $  1.253    $    1.249    $    1.247
  Unit Value at end of year.......     1.439         1.432         1.429       1.427         1.421         1.416
  Number of units outstanding at
    end of year...................    32,515           188             -    1,072,725      106,115       290,394
SALOMON BROTHER'S VARIABLE SERIES
  FUND, INC.
  SALOMON BROTHERS VARIABLE
    INVESTORS FUND (10/98)*
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $    1.000    $  1.000    $    1.000    $    1.000
  Unit Value at end of year.......     1.206         1.206         1.206       1.205         1.205         1.204
  Number of units outstanding at
    end of year...................         -         1,374             -           -             -             -

                                   APPENDIX A
                     CONDENSED FINANCIAL INFORMATION (1998)
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

          PORTFOLIO NAME                                           YEAR ENDED 1998
-----------------------------------------------------------------------------------------------------------------
                                       P1           P2            P3           P4           P5            P6
                                       --           --            --           --           --            --
TEMPLETON VARIABLE PRODUCT SERIES
  FUND
  TEMPLETON ASSET ALLOCATION FUND
  Unit Value at beginning of
    year..........................  $  1.226    $    1.223    $    1.222    $  1.221    $    1.218    $    1.216
  Unit Value at end of year.......     1.297         1.291         1.288       1.287         1.281         1.277
  Number of units outstanding at
    end of year...................    41,126            93             -     512,555        52,584       421,487
  TEMPLETON BOND FUND
  Unit Value at beginning of
    year..........................  $  1.056    $    1.053    $    1.052    $  1.051    $    1.048    $    1.047
  Unit Value at end of year.......     1.125         1.120         1.117       1.116         1.111         1.107
  Number of units outstanding at
    end of year...................         -             -             -      36,290         3,185        15,040
  TEMPLETON STOCK FUND
  Unit Value at beginning of
    year..........................  $  1.202    $    1.199    $    1.198    $  1.197    $    1.194    $    1.192
  Unit Value at end of year.......     1.209         1.204         1.201       1.200         1.195         1.191
  Number of units outstanding at
    end of year...................   212,737           875             -    2,102,810      193,454       499,388
TRAVELERS SERIES FUND, INC.
  ALLIANCE GROWTH PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.367    $    1.363    $    1.362    $  1.361    $    1.358    $    1.355
  Unit Value at end of year.......     1.753         1.746         1.742       1.740         1.732         1.726
  Number of units outstanding at
    end of year...................    32,748        66,181     1,050,338     571,621       201,618       121,866
  MFS TOTAL RETURN PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.260    $    1.257    $    1.256    $  1.255    $    1.252    $    1.249
  Unit Value at end of year.......     1.399         1.393         1.390       1.388         1.382         1.377
  Number of units outstanding at
    end of year...................    67,299        85,454       338,122      38,600       114,873        90,723
  PUTNAM DIVERSIFIED INCOME
    PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.092    $    1.090    $    1.088    $  1.088    $    1.085    $    1.083
  Unit Value at end of year.......     1.093         1.088         1.086       1.084         1.080         1.076
  Number of units outstanding at
    end of year...................    31,397        36,325        95,775      46,716        89,751        82,211
  SMITH BARNEY HIGH INCOME
    PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.180    $    1.178    $    1.176    $  1.176    $    1.173    $    1.171
  Unit Value at end of year.......     1.179         1.173         1.171       1.170         1.165         1.161
  Number of units outstanding at
    end of year...................         -         2,810       131,098      44,716        14,828        38,681
  SMITH BARNEY INTERNATIONAL
    EQUITY PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.040    $    1.037    $    1.036    $  1.035    $    1.033    $    1.031
  Unit Value at end of year.......     1.101         1.096         1.093       1.092         1.087         1.083
  Number of units outstanding at
    end of year...................    13,292         4,211       180,603     118,339        54,366        18,937
  SMITH BARNEY LARGE
    CAPITALIZATION GROWTH
    PORTFOLIO (5/98)*
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $    1.000    $  1.000    $    1.000    $    1.000
  Unit Value at end of year.......     1.314         1.313         1.313       1.313         1.312         1.311
  Number of units outstanding at
    end of year...................         -             -         4,942           -             -             -

                                   APPENDIX A
                     CONDENSED FINANCIAL INFORMATION (1998)
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

          PORTFOLIO NAME                                           YEAR ENDED 1998
-----------------------------------------------------------------------------------------------------------------
                                       P1           P2            P3           P4           P5            P6
                                       --           --            --           --           --            --
  SMITH BARNEY LARGE CAP VALUE
    PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.334    $    1.330    $    1.329    $  1.328    $    1.324    $    1.322
  Unit Value at end of year.......     1.456         1.449         1.446       1.445         1.438         1.433
  Number of units outstanding at
    end of year...................    21,635         7,331       509,575    1,199,090       81,366       190,418
  SMITH BARNEY MONEY MARKET
    PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.056    $    1.053    $    1.052    $  1.051    $    1.048    $    1.047
  Unit Value at end of year.......     1.102         1.097         1.095       1.094         1.089         1.085
  Number of units outstanding at
    end of year...................         -         2,799       296,260     433,846       371,996       237,923
THE TRAVELERS SERIES TRUST
  DISCIPLINED MID CAP STOCK
    PORTFOLIO (9/98)*
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $    1.000    $  1.000    $    1.000    $    1.000
  Unit Value at end of year.......     1.222         1.289         1.289       1.288         1.288         1.287
  Number of units outstanding at
    end of year...................         9         1,037             -           -           111             -
  DISCIPLINED SMALL CAP STOCK
    PORTFOLIO (11/98)*
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $    1.000    $  1.000    $    1.000    $    1.000
  Unit Value at end of year.......     1.091         1.091         1.088       1.091         1.087         1.090
  Number of units outstanding at
    end of year...................         -             -           113           -           172             -
  MFS MID CAP GROWTH PORTFOLIO
    (9/98)*
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $    1.000    $  1.000    $    1.000    $    1.000
  Unit Value at end of year.......     1.213         1.212         1.212       1.212         1.211         1.211
  Number of units outstanding at
    end of year...................         -         1,512           538           -             -             -
  MFS RESEARCH PORTFOLIO (10/98)*
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $    1.000    $  1.000    $    1.000    $    1.000
  Unit Value at end of year.......     1.245         1.245         1.245       1.244         1.244         1.243
  Number of units outstanding at
    end of year...................     4,261         7,232           214           -             -             -
  SOCIAL AWARENESS STOCK PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.311    $    1.308    $    1.307    $  1.306    $    1.303    $    1.300
  Unit Value at end of year.......     1.724         1.716         1.712       1.711         1.703         1.697
  Number of units outstanding at
    end of year...................    12,064        18,134       417,397     293,875        81,076       157,955
  STRATEGIC STOCK PORTFOLIO
    (9/98)*
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $    1.000    $  1.000    $    1.000    $    1.000
  Unit Value at end of year.......     1.072         1.071         1.071       1.071         1.070         1.070
  Number of units outstanding at
    end of year...................         -             -           866           -             -             -
  TRAVELERS QUALITY BOND PORTFOLIO
    (9/97)*
  Unit Value at beginning of
    year..........................  $  1.021    $    1.021    $    1.020    $  1.020    $    1.020    $    1.019
  Unit Value at end of year.......     1.102         1.099         1.098       1.097         1.094         1.092
  Number of units outstanding at
    end of year...................       228            32           806      21,396        23,910       101,354

                                   APPENDIX A
                     CONDENSED FINANCIAL INFORMATION (1998)
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)


          PORTFOLIO NAME                                           YEAR ENDED 1998
-----------------------------------------------------------------------------------------------------------------
                                       P1           P2            P3           P4           P5            P6
                                       --           --            --           --           --            --
  U.S. GOVERNMENT SECURITIES
    PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.149    $    1.146    $    1.145    $  1.144    $    1.141    $    1.139
  Unit Value at end of year.......     1.259         1.253         1.250       1.249         1.243         1.239
  Number of units outstanding at
    end of year...................     6,143        29,647       210,497     145,195        22,572        62,648
  UTILITIES PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.289    $    1.285    $    1.284    $  1.283    $    1.280    $    1.278
  Unit Value at end of year.......     1.514         1.507         1.504       1.502         1.495         1.490
  Number of units outstanding at
    end of year...................     6,675         1,413        77,322      43,847        15,300         6,389


For 1998, unit values are shown for all morality and expense risk charges even if there are no units outstanding. This information was not presented in prior years.

The financial statements of Separate Account QP are contained in the Annual Report which should be read along with this information and which is incorporated by reference into the SAI. The consolidated financial statements of The Travelers Insurance Company and Subsidiaries are contained in the SAI.

Funding options not listed above were not yet available through the Separate Account as of December 31, 1998.

 * Reflects date money first came into funding option through the Separate Account.

** Formerly American Odyssey Short-Term Bond Fund. The name, investment objective, and investment subadviser of this fund were changed pursuant to a shareholder vote effective May 1, 1998.

(1) As of December 31, 1997 no contracts had been sold with a mortality and expense risk charge of .80%.

(2) The .90% mortality and expense risk charge is currently sold only through Gold Track Select Contracts.

                                   APPENDIX A
                     CONDENSED FINANCIAL INFORMATION (1999)
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                            ACCUMULATION UNIT VALUES


          PORTFOLIO NAME                                          YEAR ENDED 1999
----------------------------------------------------------------------------------------------------------------
                                       P1           P2             P3            P4           P5          P6
                                       --           --             --            --           --          --
CAPITAL APPRECIATION FUND (10/96)
  Unit Value at beginning of
    year..........................  $  2.073    $    2.063    $     2.059    $    2.056    $  2.047    $  2.040
  Unit Value at end of year.......     3.163         3.143          3.132         3.127       3.107       3.092
  Number of units outstanding at
    end of year...................   437,009       215,894      5,825,126     3,623,345     809,231    1,271,961
DREYFUS STOCK INDEX FUND (10/96)
  Unit Value at beginning of
    year..........................  $  1.815    $    1.807    $     1.803    $    1.801    $  1.793    $  1.787
  Unit Value at end of year.......     2.176         2.162          2.155         2.152       2.138       2.128
  Number of units outstanding at
    end of year...................   243,662            33              -     3,292,693     458,187    1,399,407
HIGH YIELD BOND TRUST 10/96)
  Unit Value at beginning of
    year..........................  $  1.267    $    1.261    $     1.258    $    1.257    $  1.251    $  1.247
  Unit Value at end of year.......     1.315         1.306          1.302         1.300       1.292       1.285
  Number of units outstanding at
    end of year...................     4,573       245,914        715,406        78,777      64,829      42,157
MANAGED ASSETS TRUST (10/96)
  Unit Value at beginning of
    year..........................  $  1.519    $    1.512    $     1.509    $    1.507    $  1.500    $  1.495
  Unit Value at end of year.......     1.724         1.713          1.708         1.705       1.694       1.686
  Number of units outstanding at
    end of year...................    95,510     2,139,292      6,231,885       975,651     274,379     362,589
AMERICAN ODYSSEY FUNDS, INC.
  AMERICAN ODYSSEY CORE EQUITY
    FUND (10/96)
  Unit Value at beginning of
    year..........................  $  1.628    $    1.620    $     1.617    $    1.615    $  1.608    $  1.603
  Unit Value at end of year.......     1.613         1.603          1.598         1.595       1.585       1.577
  Number of units outstanding at
    end of year...................    92,195     5,408,519     12,359,933     4,369,219     763,197     186,669
  AMERICAN ODYSSEY EMERGING
    OPPORTUNITIES FUND (10/96)
  Unit Value at beginning of
    year..........................  $  0.856    $    0.852    $     0.850    $    0.849    $  0.845    $  0.842
  Unit Value at end of year.......     1.163         1.155          1.152         1.150       1.142       1.137
  Number of units outstanding at
    end of year...................    92,398     5,098,615     11,854,378     5,046,010     627,445      91,325
  AMERICAN ODYSSEY GLOBAL HIGH-
    YIELD BOND FUND** (10/96)
  Unit Value at beginning of
    year..........................  $  1.020    $    1.015    $     1.013    $    1.012    $  1.007    $  1.004
  Unit Value at end of year.......     1.122         1.115          1.111         1.110       1.102       1.097
  Number of units outstanding at
    end of year...................    11,641     1,603,123      3,452,649     1,544,303     190,747      18,326
  AMERICAN ODYSSEY INTERMEDIATE-
    TERM BOND FUND (10/96)
  Unit Value at beginning of
    year..........................  $  1.172    $    1.167    $     1.164    $    1.163    $  1.158    $  1.154
  Unit Value at end of year.......     1.183         1.175          1.171         1.169       1.162       1.156
  Number of units outstanding at
    end of year...................    17,748     2,250,902      4,575,483     1,395,719     169,831      33,765
  AMERICAN ODYSSEY INTERNATIONAL
    EQUITY FUND (10/96)
  Unit Value at beginning of
    year..........................  $  1.302    $    1.297    $     1.294    $    1.292    $  1.286    $  1.282
  Unit Value at end of year.......     1.716         1.705          1.699         1.696       1.685       1.677
  Number of units outstanding at
    end of year...................    58,143     5,139,992      9,785,093     3,370,475     564,777      37,869

                                   APPENDIX A
                     CONDENSED FINANCIAL INFORMATION (1999)
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)


          PORTFOLIO NAME                                          YEAR ENDED 1999
----------------------------------------------------------------------------------------------------------------
                                       P1           P2             P3            P4           P5          P6
                                       --           --             --            --           --          --
  AMERICAN ODYSSEY LONG-TERM BOND
    FUND (10/96)
  Unit Value at beginning of
    year..........................  $  1.235    $    1.230    $     1.227    $    1.226    $  1.220    $  1.216
  Unit Value at end of year.......     1.194         1.186          1.183         1.181       1.173       1.167
  Number of units outstanding at
    end of year...................     8,580     4,355,250      9,288,007     2,940,609     415,013      56,766
DELAWARE GROUP PREMIUM FUND, INC.
  REIT SERIES (1/99)
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $     1.000    $    1.000    $  1.000    $  1.000
  Unit Value at end of year.......     0.958         0.956          0.955         0.954       0.952       0.951
  Number of units outstanding at
    end of year...................         -        17,064         31,985             -       2,453           -
DREYFUS VARIABLE INVESTMENT FUND
  CAPITAL APPRECIATION PORTFOLIO
    (7/98)
  Unit Value at beginning of
    year..........................  $  1.077    $    1.076    $     1.076    $    1.075    $  1.074    $  1.074
  Unit Value at end of year.......     1.193         1.190          1.188         1.187       1.184       1.181
  Number of units outstanding at
    end of year...................     3,743     6,527,393      5,775,356        67,059     100,924      26,484
  SMALL CAP PORTFOLIO (9/98)
  Unit Value at beginning of
    year..........................  $  1.199    $    1.198    $     1.198    $    1.198    $  1.197    $  1.196
  Unit Value at end of year.......     1.467         1.464          1.462         1.461       1.457       1.454
  Number of units outstanding at
    end of year...................    63,771       363,977        437,132       106,854      44,319      15,312
VARIABLE INSURANCE PRODUCTS FUND
  EQUITY INCOME PORTFOLIO (10/96)
  Unit Value at beginning of
    year..........................  $  1.475    $    1.469    $     1.465    $    1.464    $  1.457    $  1.452
  Unit Value at end of year.......     1.559         1.549          1.544         1.542       1.532       1.524
  Number of units outstanding at
    end of year...................   125,159           411              -     2,594,215     359,627     910,214
  GROWTH PORTFOLIO (10/96)
  Unit Value at beginning of
    year..........................  $  1.692    $    1.684    $     1.680    $    1.678    $  1.671    $  1.665
  Unit Value at end of year.......     2.311         2.296          2.289         2.285       2.270       2.259
  Number of units outstanding at
    end of year...................   168,043           177              -     5,002,571     838,004     873,625
  HIGH INCOME PORTFOLIO (10/96)
  Unit Value at beginning of
    year..........................  $  1.128    $    1.122    $     1.120    $    1.119    $  1.114    $  1.110
  Unit Value at end of year.......     1.212         1.204          1.201         1.199       1.191       1.185
  Number of units outstanding at
    end of year...................    46,277            95              -       680,684     249,045     121,051
VARIABLE INSURANCE PRODUCTS FUND
  II
  ASSET MANAGER PORTFOLIO (10/96)
  Unit Value at beginning of
    year..........................  $  1.439    $    1.432    $     1.429    $    1.427    $  1.421    $  1.416
  Unit Value at end of year.......     1.589         1.578          1.573         1.571       1.561       1.553
  Number of units outstanding at
    end of year...................    38,657           188              -     1,051,184     476,733     431,977
SALOMON BROTHERS VARIABLE SERIES
  FUNDS, INC.
  INVESTORS FUND (10/98)
  Unit Value at beginning of
    year..........................  $  1.206    $    1.206    $     1.206    $    1.205    $  1.205    $  1.204
  Unit Value at end of year.......     1.339         1.336          1.334         1.333       1.330       1.328
  Number of units outstanding at
    end of year...................       106        66,421         62,568         4,318       1,501       2,737

                                   APPENDIX A
                     CONDENSED FINANCIAL INFORMATION (1999)
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)


          PORTFOLIO NAME                                          YEAR ENDED 1999
----------------------------------------------------------------------------------------------------------------
                                       P1           P2             P3            P4           P5          P6
                                       --           --             --            --           --          --
FRANKLIN TEMPLETON VARIABLE
  PRODUCTS SERIES FUND
  TEMPLETON ASSET ALLOCATION FUND
    (10/96)
  Unit Value at beginning of
    year..........................  $  1.297    $    1.291    $     1.288    $    1.287    $  1.281    $  1.277
  Unit Value at end of year.......     1.584         1.574          1.569         1.566       1.556       1.548
  Number of units outstanding at
    end of year...................    25,306            93              -       505,516     415,299     493,692
  TEMPLETON GLOBAL BOND FUND
    (10/96)
  Unit Value at beginning of
    year..........................  $  1.125    $    1.120    $     1.117    $    1.116    $  1.111    $  1.107
  Unit Value at end of year.......     1.052         1.045          1.042         1.040       1.034       1.029
  Number of units outstanding at
    end of year...................     6,368             -              -        42,558       8,106      19,551
  TEMPLETON GLOBAL STOCK FUND
    (10/96)
  Unit Value at beginning of
    year..........................  $  1.209    $    1.204    $     1.201    $    1.200    $  1.195    $  1.191
  Unit Value at end of year.......     1.552         1.542          1.537         1.534       1.525       1.517
  Number of units outstanding at
    end of year...................   299,758           340              -     2,345,472     485,025     613,623
TRAVELERS SERIES FUND INC.
  ALLIANCE GROWTH PORTFOLIO
    (10/96)
  Unit Value at beginning of
    year..........................  $  1.753    $    1.746    $     1.742    $    1.740    $  1.732    $  1.726
  Unit Value at end of year.......     2.305         2.290          2.283         2.279       2.265       2.254
  Number of units outstanding at
    end of year...................    99,102     3,927,438      4,335,442       776,729     300,983     182,765
  MFS TOTAL RETURN PORTFOLIO
    (10/96)
  Unit Value at beginning of
    year..........................  $  1.399    $    1.393    $     1.390    $    1.388    $  1.382    $  1.377
  Unit Value at end of year.......     1.427         1.418          1.414         1.411       1.402       1.395
  Number of units outstanding at
    end of year...................    76,473     1,023,136      1,607,844       113,121     238,310     136,549
  PUTNAM DIVERSIFIED INCOME
    PORTFOLIO (10/96)
  Unit Value at beginning of
    year..........................  $  1.093    $    1.088    $     1.086    $    1.084    $  1.080    $  1.076
  Unit Value at end of year.......     1.098         1.091          1.088         1.086       1.079       1.074
  Number of units outstanding at
    end of year...................     9,311       278,395        249,302        59,424     139,658     227,738
  SMITH BARNEY HIGH INCOME
    PORTFOLIO (10/96)
  Unit Value at beginning of
    year..........................  $  1.179    $    1.173    $     1.171    $    1.170    $  1.165    $  1.161
  Unit Value at end of year.......     1.202         1.194          1.191         1.189       1.181       1.176
  Number of units outstanding at
    end of year...................       306       230,410        469,907        69,835      19,237      49,357
  SMITH BARNEY INTERNATIONAL
    EQUITY PORTFOLIO (10/96)
  Unit Value at beginning of
    year..........................  $  1.101    $    1.096    $     1.093    $    1.092    $  1.087    $  1.083
  Unit Value at end of year.......     1.835         1.823          1.817         1.814       1.803       1.794
  Number of units outstanding at
    end of year...................     6,115       349,576      1,188,533       209,539      92,095      25,632
  SMITH BARNEY LARGE
    CAPITALIZATION GROWTH
    PORTFOLIO (8/98)*
  Unit Value at beginning of
    year..........................  $  1.314    $    1.313    $     1.313    $    1.313    $  1.312    $  1.311
  Unit Value at end of year.......     1.709         1.704          1.702         1.701       1.697       1.693
  Number of units outstanding at
    end of year...................         -       649,086        663,945        87,242      51,499       1,853

                                   APPENDIX A
                     CONDENSED FINANCIAL INFORMATION (1999)
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)


          PORTFOLIO NAME                                          YEAR ENDED 1999
----------------------------------------------------------------------------------------------------------------
                                       P1           P2             P3            P4           P5          P6
                                       --           --             --            --           --          --
TRAVELERS SERIES FUND (CONT.)
  SMITH BARNEY LARGE CAP VALUE
    PORTFOLIO (10/96)*
  Unit Value at beginning of
    year..........................  $  1.456    $    1.449    $     1.446    $    1.445    $  1.438    $  1.433
  Unit Value at end of year.......     1.448         1.439          1.434         1.432       1.423       1.416
  Number of units outstanding at
    end of year...................    64,998        77,050        896,535     1,338,259     107,554     218,475
  SMITH BARNEY MONEY MARKET
    PORTFOLIO (10/96)*
  Unit Value at beginning of
    year..........................  $  1.102    $    1.097    $     1.095    $    1.094    $  1.089    $  1.085
  Unit Value at end of year.......     1.148         1.141          1.137         1.135       1.128       1.122
  Number of units outstanding at
    end of year...................   504,494        42,339        700,936       905,258     152,444     462,445
THE TRAVELERS SERIES TRUST
  CONVERTIBLE BOND PORTFOLIO
    (8/99)
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $     1.000    $    1.000    $  1.000    $  1.000
  Unit Value at end of year.......     1.100         1.099          1.098         1.098       1.097       1.097
  Number of units outstanding at
    end of year...................    66.449             -              -        17,834           -           -
  DISCIPLINED MID CAP STOCK
    PORTFOLIO (9/98)
  Unit Value at beginning of
    year..........................  $  1.222    $    1.289    $     1.289    $    1.288    $  1.288    $  1.287
  Unit Value at end of year.......     1.454         1.451          1.449         1.448       1.444       1.442
  Number of units outstanding at
    end of year...................     5,028        45,075        240,631         3,806       1,943         542
  DISCIPLINED SMALL CAP STOCK
    PORTFOLIO (11/98)
  Unit Value at beginning of
    year..........................  $  1.091    $    1.091    $     1.088    $    1.091    $  1.087    $  1.090
  Unit Value at end of year.......     1.306         1.303          1.301         1.301       1.298       1.296
  Number of units outstanding at
    end of year...................       515         6,963         38,065         3,028       1,707           -
  MFS MID CAP GROWTH PORTFOLIO
    (9/98)
  Unit Value at beginning of
    year..........................  $  1.213    $    1.212    $     1.212    $    1.212    $  1.211    $  1.211
  Unit Value at end of year.......     1.979         1.974          1.972         1.971       1.966       1.962
  Number of units outstanding at
    end of year...................       415       233,024        154,186         9,187       1,622           -
  MFS RESEARCH PORTFOLIO (10/98)
  Unit Value at beginning of
    year..........................  $  1.245    $    1.245    $     1.245    $    1.244    $  1.244    $  1.243
  Unit Value at end of year.......     1.531         1.527          1.525         1.524       1.521       1.518
  Number of units outstanding at
    end of year...................    18,357       301,212        120,603         4,975       1,167         350
  SOCIAL AWARENESS STOCK PORTFOLIO
    (10/96)
  Unit Value at beginning of
    year..........................  $  1.724    $    1.716    $     1.712    $    1.711    $  1.703    $  1.697
  Unit Value at end of year.......     1.985         1.972          1.966         1.963       1.950       1.941
  Number of units outstanding at
    end of year...................    40,351       608,076      2,313,144       497,383     139,985     229,469
  STRATEGIC STOCK PORTFOLIO (9/98)
  Unit Value at beginning of
    year..........................  $  1.072    $    1.071    $     1.071    $    1.071    $  1.070    $  1.070
  Unit Value at end of year.......     1.118         1.115          1.114         1.113       1.110       1.108
  Number of units outstanding at
    end of year...................         -         4,596        324,249         5,368       1,500         334

                                   APPENDIX A
                     CONDENSED FINANCIAL INFORMATION (1999)
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

          PORTFOLIO NAME                                          YEAR ENDED 1999
----------------------------------------------------------------------------------------------------------------
                                       P1           P2             P3            P4           P5          P6
                                       --           --             --            --           --          --
  TRAVELERS QUALITY BOND PORTFOLIO
    (9/97)
  Unit Value at beginning of
    year..........................  $  1.102    $    1.099    $     1.098    $    1.097    $  1.094    $  1.092
  Unit Value at end of year.......     1.107         1.102          1.100         1.098       1.093       1.090
  Number of units outstanding at
    end of year...................     1,221       151,498        382,500        22,006     106,388     139,811
  U.S. GOVERNMENT SECURITIES
    PORTFOLIO (10/96)
  Unit Value at beginning of
    year..........................  $  1.259    $    1.253    $     1.250    $    1.249    $  1.243    $  1.239
  Unit Value at end of year.......     1.199         1.192          1.188         1.186       1.178       1.172
  Number of units outstanding at
    end of year...................         -       110,708        880,918       206,083      74,915     110,011
  UTILITIES PORTFOLIO (10/96)
  Unit Value at beginning of
    year..........................  $  1.514    $    1.507    $     1.504    $    1.502    $  1.495    $  1.490
  Unit Value at end of year.......     1.503         1.494          1.489         1.487       1.477       1.470
  Number of units outstanding at
    end of year...................     8,345       118,785        375,024        99,467      65,548       5,986

For 1999, unit values are shown for all mortality and expense risk charges even if there are no units outstanding.

The financial statements of Separate Account QP and the consolidated financial statements of The Travelers Insurance Company and Subsidiaries are contained in the SAI.


The date shown next to the name of each funding option is the date money first came into the funding option through the Separate Account.


(1) The .90% mortality and expense risk charge is currently available only through Gold Track Select Contracts.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX B
              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and the Company. A list of the contents of the Statement of Additional Information is set forth below:

        The Insurance Company
        Principal Underwriter
        Distribution and Principal Underwriting Agreement
        Valuation of Assets
        Mixed and Shared Funding
        Performance Information
        Federal Tax Considerations
        Independent Accountants
        Financial Statements

--------------------------------------------------------------------------------

COPIES OF THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2000 (FORM NO. L 12549S) ARE AVAILABLE WITHOUT CHARGE. TO REQUEST A COPY, PLEASE COMPLETE THE COUPON FOUND BELOW AND MAIL IT TO: THE TRAVELERS INSURANCE COMPANY, ANNUITY SERVICES, ONE TOWER SQUARE, HARTFORD, CONNECTICUT, 06183-9061.

Name:
--------------------------------------------------------------------------------
Address:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       THIS PAGE INTENTIONALLY LEFT BLANK

                       THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

L-12549-C  Printed in U.S.A.
           TIC Ed. 5-2000

                               GOLD TRACK SELECT

                                   PROSPECTUS

This prospectus describes Gold Track Select, a flexible premium group variable annuity contract (the "Contract") issued by The Travelers Insurance Company (the "Company", "us" or "we").

The Contract's value will vary daily to reflect the investment experience of the funding options you select and the interest credited to the Fixed Account. The variable funding options available through Travelers Separate Account QP for Variable Annuities are:


High Yield Bond Trust                          STRONG VARIABLE INSURANCE FUNDS, INC.
Managed Assets Trust                           Strong Schafer Value Fund II
Money Market Portfolio                         TRAVELERS SERIES FUND INC.
AMERICAN ODYSSEY FUNDS, INC.                   Alliance Growth Portfolio
  Core Equity Fund                               MFS Total Return Portfolio
  Emerging Opportunities Fund                    Putnam Diversified Income Portfolio
  Global High-Yield Bond Fund                    Smith Barney High Income Portfolio
  Intermediate-Term Bond Fund                    Smith Barney International Equity Portfolio
  International Equity Fund                      Smith Barney Large Capitalization Growth Portfolio
  Long-Term Bond Fund                          THE TRAVELERS SERIES TRUST
DELAWARE GROUP PREMIUM FUND                    Disciplined Mid Cap Stock Portfolio
  REIT Series                                    Disciplined Small Cap Stock Portfolio
  Small Cap Value Series                         Equity Income Portfolio
DREYFUS VARIABLE INVESTMENT FUND                 Federated Stock Portfolio
  Appreciation Portfolio*                        Large Cap Portfolio
  Small Cap Portfolio                            Lazard International Stock Portfolio
GREENWICH STREET SERIES FUND                     MFS Mid Cap Growth Portfolio
  Equity Index Portfolio Class II                MFS Research Portfolio
THE MONTGOMERY FUNDS III                         Social Awareness Stock Portfolio
  Montgomery Variable Series: Growth Fund        Strategic Stock Portfolio
OCC ACCUMULATION TRUST                           Travelers Quality Bond Portfolio
  Equity Portfolio                               U.S. Government Securities Portfolio
SALOMON BROTHERS VARIABLE SERIES FUNDS, INC.     Utilities Portfolio
  Capital Fund                                 WARBURG PINCUS TRUST
  Total Return Fund                            Emerging Markets Portfolio
  Investors Fund


---------------

* Formerly Capital Appreciation Portfolio



THE FIXED ACCOUNT IS DESCRIBED IN A SEPARATE PROSPECTUS. SOME OF THE FUNDING OPTIONS MAY NOT BE AVAILABLE IN ALL STATES. THIS PROSPECTUS MUST BE ACCOMPANIED BY THE CURRENT PROSPECTUSES FOR SEPARATE ACCOUNT QP'S UNDERLYING FUNDS. PLEASE READ AND RETAIN THEM FOR FUTURE REFERENCE.



This prospectus sets forth the information that you should know before investing. You can receive additional information by requesting a Statement of Additional Information ("SAI") dated May 1, 2000. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. To request a free copy, write to The Travelers Insurance Company, Annuity Services, One Tower Square, Hartford, CT 06183-5030, call 1-800-842-9368, or access the SEC's website (http://www.sec.gov). See Appendix B for the SAI's table of contents.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                         PROSPECTUS DATED: MAY 1, 2000

                               TABLE OF CONTENTS

Index of Special Terms.....................      2
Summary....................................      3
Fee Table..................................      6
The Variable Annuity Contract..............     11
  Contract Owner Inquiries.................     11
  Allocated Contracts......................     11
  Unallocated Contracts....................     11
  Purchase Payments........................     11
  Accumulation Units.......................     12
  The Funding Options......................     12
Charges and Deductions.....................     15
  General..................................     15
  Withdrawal Charge........................     16
  Free Withdrawal Allowance................     17
  Mortality and Expense Risk Charge........     17
  Funding Option Charges...................     17
  Premium Tax..............................     17
  Administrative Charge....................     18
  TPA Administrative Charges...............     18
Transfers..................................     18
  Dollar Cost Averaging....................     18
  Asset Allocation Advice..................     19
Access to Your Money.......................     19
  Systematic Withdrawals...................     19
Ownership Provisions.......................     20
  Types of Ownership.......................     20
    Contract Owner.........................     20
    Beneficiary............................     20
    Annuitant..............................     20
Death Benefit..............................     20
  Death Benefit Proceeds Prior to Maturity
    Date...................................     20
  Payment of Proceeds......................     21
  Death Proceeds After the Maturity Date...     23
The Annuity Period.........................     23
    Maturity Date..........................     23
    Allocation of Annuity..................     23
    Variable Annuity.......................     24
    Fixed Annuity..........................     24
    Election of Options....................     24
    Misstatement...........................     25
  Retired Life Certificate.................     25
  Allocation of Cash Surrender Value During
    the Annuity Period.....................     25
  Annuity Options..........................     25
Miscellaneous Contract Provisions..........     26
  Right to Return..........................     26
  Contract and Participant's Individual
    Account Termination....................     26
  Contract Exchanges.......................     27
  Suspension of Payments...................     27
  Account Value............................     27
The Separate Account.......................     27
  Performance Information..................     28
    Standardized Method....................     28
    Nonstandardized Method.................     28
    General................................     28
Federal Tax Considerations.................     29
  General Taxation of Annuities............     29
  Types of Contracts: Qualified or
    Nonqualified...........................     29
  Nonqualified Annuity Contracts...........     29
  Qualified Annuity Contracts..............     30
  Penalty Tax for Premature
    Distributions..........................     30
  Diversification Requirements.............     30
  Ownership of the Investments.............     30
  Mandatory Distributions for Qualified
    Plans..................................     31
  Taxation of Death Benefit Proceeds.......     31
Other Information..........................     31
  The Insurance Company....................     31
  Distribution of Variable Annuity
    Contracts..............................     31
  Conformity with State and Federal Laws...     31
  Voting Rights............................     32
  Contract Modification....................     32
  Legal Proceedings........................     32
APPENDIX A: Condensed Financial
  Information: Separate Account QP.........    A-1
APPENDIX B: Contents of the Statement of
  Additional Information...................    B-1
APPENDIX C: Texas Optional Retirement Plan
  Participants.............................    C-1

                             INDEX OF SPECIAL TERMS

The following terms are italicized throughout the prospectus. Refer to the page listed for an explanation of each term.

Accumulation Unit..........................   12
Annuitant..................................   20
Annuity Payments...........................   11
Annuity Unit...............................   12
Cash Surrender Value.......................   19
Cash Value.................................   11
Certificate................................   11
Contract Date..............................   11
Contract Owner (You, Your).................   20
Contract Year..............................   11
Funding Option(s)..........................   12
Individual Account.........................   11
Maturity Date..............................   11
Participant................................   11
Purchase Payment...........................   11
Underlying Fund............................   12
Written Request............................   11

                                    SUMMARY:
                      TRAVELERS GOLD TRACK SELECT ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE VARIABLE ANNUITY CONTRACT? The Contract offered by the Travelers Insurance Company is intended for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the variable funding options and/or to the Fixed Account. We guarantee money directed to the Fixed Account as to principal and interest. The variable funding options are designed to produce a higher rate of return than the Fixed Account; however, this is not guaranteed. You can also lose money in the variable funding options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase. During the accumulation phase generally, under a qualified contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a nonqualified contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (annuity payments) you receive during the payout phase.

During the payout phase, you may choose to receive annuity payments from the Fixed Account or the variable funding options. If you want to receive payments from your annuity, you can choose one of a number of annuity options.

Once you choose one of the annuity options and begin to receive payments, it cannot be changed. During the payout phase, you have the same investment choices you had during the accumulation phase. If amounts are directed to the variable funding options, the dollar amount of your payments may increase or decrease.

WHO SHOULD PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with qualified retirement plans (which include contracts qualifying under Section 401(a), 403(b), or 457 of the Internal Revenue Code (the "Code"). The Contract may also be issued for nonqualified and unfunded deferred compensation plans which do not qualify for special treatment under the Code. Purchase of this Contract through a Plan does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing the Contract for its Death Benefit, Annuity Option Benefits or other non-tax related benefits.

The minimum purchase payment allowed is an average of $1,000 annually per individual certificate, or $10,000 annually per group contract.

WHO IS THE CONTRACT ISSUED TO? If a group allocated contract is purchased, we issue certificates to the individual participants. If a group unallocated contract is purchased, we issue only the contract. Where we refer to "you," we are referring to the group participant.

Depending on your retirement plan provisions, certain features and/or funding options described in this prospectus may not be available to you (for example, dollar-cost averaging, the CHART program, etc.). Your retirement plan provisions supercede the prospectus. If you have any questions about your specific retirement plan, contact your plan administrators.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you receive a full refund of the Cash Value (including charges). Where state law requires a longer right to return (free look), or the return of the purchase payments, we will comply. You bear the investment risk during the free look period; therefore, the cash value returned to you may be greater or less than your purchase payment. The cash value will be determined as of the close of business on the day we receive a written request for a refund.

WHAT TYPES OF INVESTMENT OPTIONS ARE AVAILABLE? You can direct your money into the Fixed Account or any or all of the funding options shown on the cover page. The funding options are described in the prospectuses for the funds. Depending on market conditions, you may make or lose money in any of these options.

The value of the Contract will vary depending upon the investment performance of the funding options you choose. Past performance is not a guarantee of future results. Standard and Nonstandard performance is shown in the Statement of Additional Information that you may request free of charge.

You can transfer between the funding options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other contract owners.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. A maximum sub-account administrative charge of .10% annually will be charged, depending upon the terms of your allocated contract. The maximum annual insurance charge is 1.20% of the amounts you direct to the variable funding options. Each funding option also charges for management and other expenses.

If you withdraw amounts from the Contract, a surrender charge may apply. The amount of the charge depends on the length of time the contract/certificate has been in force. If you withdraw all amounts under the contract/certificate, or if you begin receiving annuity/income payments, the Company may be required by your state to deduct a premium tax.

HOW WILL MY CONTRIBUTIONS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a qualified Contract during the accumulation phase are made with before-tax dollars. You will be taxed on your purchase payments and on any earnings when you make a withdrawal or begin receiving annuity payments. Under a nonqualified Contract, payments to the contract are made with after-tax dollars, and any credits and earnings will accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract.

For owners of qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges, income taxes, and/or a penalty tax may apply to taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the owner or annuitant. Assuming you are the annuitant, if you die before you move to the income phase, the person you have chosen as your beneficiary will receive a death benefit. The death benefit paid depends on your age at the time of your death. The death benefit is calculated as of the close of the business day on which the Home Office receives due proof of death.

Any amount paid will be reduced by any applicable premium tax, outstanding loans or surrenders not previously deducted. Certain states may have varying age requirements. Please refer to the Death Benefit section of the prospectus for more details.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

        - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in funding options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

        - ASSET ALLOCATION ADVICE. If allowed, you may elect to enter into a separate advisory agreement with Copeland Financial Services LLC ("Copeland"), an affiliate of the Company, for the purpose of receiving asset allocation advice under Copeland's CHART Program. The CHART Program allocates all purchase payments among the American Odyssey Funds. The CHART Program and applicable fees are fully described in a separate disclosure statement.

        - SYSTEMATIC WITHDRAWAL OPTION. Before the maturity date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.

                                   FEE TABLE
--------------------------------------------------------------------------------

 MAXIMUM CONTRACT/CERTIFICATE OWNER TRANSACTION CHARGE


----------------------------------------------------------------------------------------
           SURRENDER CHARGE                   CONTRACT/CERTIFICATE YEAR       PERCENTAGE
----------------------------------------------------------------------------------------
As a percentage of amount surrendered                    0-2                      5%
                                                         3-4                      4%
                                                         5-6                      3%
                                                         7-8                      2%
                                                           9+                     0%


 MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES

Mortality and Expense Risk Fees                              1.20%

(As a percentage of average daily net assets of the Separate Account)

 MAXIMUM CONTRACT/CERTIFICATE ADMINISTRATIVE CHARGE

Funding Option Administrative Charge                          0.10%

(As a percentage of amounts allocated to the variable funding options under allocated contracts)

FUNDING OPTION EXPENSES
(as a percentage of average daily net assets of the funding option as of December 31, 1999, unless otherwise noted.)
--------------------------------------------------------------------------------


                                                                                               TOTAL
                                                                                               ANNUAL
                                                                                             OPERATING
                                                 MANAGEMENT FEE           OTHER EXPENSES      EXPENSES
                                                 (AFTER EXPENSE   12B-1   (AFTER EXPENSE   (AFTER EXPENSE
               UNDERLYING FUNDS:                 REIMBURSEMENT)   FEES    REIMBURSEMENT)   REIMBURSEMENT)
---------------------------------------------------------------------------------------------------------
Capital Appreciation Fund**....................       0.75%                    0.08%            0.83%
High Yield Bond Trust..........................       0.50%                    0.31%            0.81%
Managed Assets Trust...........................       0.50%                    0.10%            0.60%
Money Market Portfolio.........................       0.32%                    0.08%            0.40%(1)
AMERICAN ODYSSEY FUNDS, INC.
    Core Equity Fund...........................       0.56%                    0.08%            0.64%
    Emerging Opportunities Fund................       0.75%                    0.12%            0.87%
    Global High-Yield Bond Fund................       0.67%                    0.16%            0.83%
    Intermediate-Term Bond Fund................       0.49%                    0.10%            0.59%
    International Equity Fund..................       0.59%                    0.13%            0.72%
    Long-Term Bond Fund........................       0.50%                    0.10%            0.60%
AMERICAN ODYSSEY FUNDS, INC.*
    Core Equity Fund...........................       0.56%                    1.33%            1.89%
    Emerging Opportunities Fund................       0.75%                    1.37%            2.12%
    Global High-Yield Bond Fund................       0.67%                    1.41%            2.08%
    Intermediate-Term Bond Fund................       0.49%                    1.35%            1.84%
    International Equity Fund..................       0.59%                    1.38%            1.97%
    Long-Term Bond Fund........................       0.50%                    1.35%            1.85%
DELAWARE GROUP PREMIUM FUND
    REIT Series................................       0.64%                    0.21%            0.85%(2)
    Small Cap Value Series.....................       0.75%                    0.10%            0.85%
DREYFUS VARIABLE INVESTMENT FUND
    Appreciation Portfolio(3)..................       0.75%                    0.03%            0.78%
    Small Cap Portfolio........................       0.75%                    0.03%            0.78%
GREENWICH STREET SERIES FUND
    Equity Index Portfolio -- Class II
      Shares...................................       0.21%       0.25%        0.05%            0.51%(4)
THE MONTGOMERY FUNDS III
    Montgomery Variable Series: Growth Fund....       0.52%                    0.73%            1.25%(5)
OCC ACCUMULATION TRUST
    Equity Portfolio...........................       0.80%                    0.11%            0.91%
SALOMON BROTHERS VARIABLE SERIES FUND INC.
    Capital Fund...............................       0.00%                    1.00%            1.00%(6)
    Investors Fund.............................       0.53%                    0.45%            0.98%(6)
    Total Return Fund..........................       0.15%                    0.85%            1.00%(6)
STRONG VARIABLE INSURANCE FUNDS, INC.
    Strong Schafer Value Fund II...............       1.00%                    0.20%            1.20%(7)
TRAVELERS SERIES FUND INC.
    Alliance Growth Portfolio..................       0.80%                    0.02%            0.82%(8)
    MFS Total Return Portfolio.................       0.80%                    0.04%            0.84%(8)
    Putnam Diversified Income Portfolio........       0.75%                    0.08%            0.83%(8)
    Smith Barney High Income Portfolio.........       0.60%                    0.06%            0.66%(8)
    Smith Barney International Equity
      Portfolio................................       0.90%                    0.10%            1.00%(8)
    Smith Barney Large Capitalization Growth
      Portfolio................................       0.75%                    0.11%            0.86%(8)
    Smith Barney Large Cap Value Portfolio**...       0.65%                    0.02%            0.67%(8)
    Smith Barney Money Market Portfolio**......       0.50%                    0.04%            0.54%(8)

                                                                                               TOTAL
                                                                                               ANNUAL
                                                                                             OPERATING
                                                 MANAGEMENT FEE           OTHER EXPENSES      EXPENSES
                                                 (AFTER EXPENSE   12B-1   (AFTER EXPENSE   (AFTER EXPENSE
               UNDERLYING FUNDS:                 REIMBURSEMENT)   FEES    REIMBURSEMENT)   REIMBURSEMENT)
---------------------------------------------------------------------------------------------------------
THE TRAVELERS SERIES TRUST
    Disciplined Mid Cap Stock Portfolio........       0.70%                    0.25%            0.95%(9)
    Disciplined Small Cap Stock Portfolio......       0.80%                    0.20%            1.00%(10)
    Equity Income Portfolio....................       0.75%                    0.13%            0.88%
    Federated High Yield Portfolio**...........       0.65%                    0.19%            0.84%
    Federated Stock Portfolio..................       0.63%                    0.19%            0.82%
    Large Cap Portfolio........................       0.75%                    0.12%            0.87%
    Lazard International Stock Portfolio.......       0.83%                    0.23%            1.06%
    MFS Mid Cap Growth Portfolio...............       0.80%                    0.20%            1.00%(10)
    MFS Research Portfolio.....................       0.80%                    0.19%            0.99%
    Social Awareness Stock Portfolio...........       0.64%                    0.16%            0.80%
    Strategic Stock Portfolio..................       0.60%                    0.30%            0.90%(10)
    Travelers Quality Bond Portfolio...........       0.32%                    0.22%            0.54%
    U.S. Government Securities Portfolio.......       0.32%                    0.16%            0.48%
    Utilities Portfolio........................       0.65%                    0.23%            0.88%
WARBURG PINCUS TRUST
    Emerging Markets Portfolio.................       0.00%                    1.40%            1.40%(11)

 * Includes CHART asset allocation fee of 1.25%.

** No longer available to new Contract Owners.

NOTES:

The purpose of this Fee Table is to assist Contract Owners in understanding the various maximum costs and expenses that Contract Owners or Participants will bear, directly or indirectly, under the Contract. See "Charges and Deductions" in this prospectus for additional information. Expenses shown do not include premium taxes, which may be applicable. "Other Expenses" include operating costs of the fund. These expenses are reflected in each funding option's net asset value and are not deducted from the account value under the contract.

 (1) Other Expenses have been restated to reflect the current expense reimbursement arrangement with Travelers Insurance Company. Travelers has agreed to reimburse the Portfolio for the amount by which its aggregate expenses (including the management fee, but excluding brokerage commissions, interest charges and taxes) exceeds 0.40%. Without such arrangement, Total Expenses would have been 0.50% for the MONEY MARKET PORTFOLIO.

 (2) The investment adviser for the REIT SERIES is Delaware Management Company ("DMC"). Effective May 1, 2000 through October 31, 2000, DMC has voluntarily agreed to waive its management fee and reimburse the Series for expenses to the extent that total expenses will not exceed 0.85%. Without such an arrangement, Total Annual Operating Expenses for the fund would have been 0.96%.


 (3) Formerly Capital Appreciation Portfolio.


 (4) The Portfolio Management Fee for EQUITY INDEX PORTFOLIO -- CLASS II includes 0.06% for fund administration and a distribution plan or "Rule 12b-1 plan". Fees for Class II reflect the period from 3/22/99 (inception date) to 12/31/99. On March 22, 1999, the fund adopted its current fee structure.

 (5) The investment manager of the MONTGOMERY VARIABLE SERIES: GROWTH FUND has agreed to reduce some or all of its management fees if necessary to keep Total Annual Operating Expenses, expressed on an annualized basis, at or below one and one quarter percent (1.25%) of its average net assets. Absent this waiver of fees, the Portfolio's Total Annual Operating Expenses would equal 2.25%.


 (6) The Adviser has waived all or a portion of its Management Fees for the year ended December 31, 1999. If such fees were not waived or expenses reimbursed, the Management Fee, Other Expenses, and Total Annual Operating Expenses would have been as follows: 0.70%, 0.45% and 1.15% respectively for the INVESTORS FUND; 0.85%, 1.14%, and 1.99% respectively for the CAPITAL FUND; and 0.80%, 0.85%, and 1.65% respectively fro the TOTAL RETURN FUND.


 (7) The Adviser for STRONG SCHAFER VALUE FUND II has voluntarily agreed to cap the Total Annual Operating Expenses at 1.20%. The adviser has no current intention to, but may in the future, discontinue or modify any waiver of fees or absorption of expenses at its discretion without further notification. Absent the waiver of fees, the Total Annual Operating Expenses would be 1.57%.

 (8) Expenses are as of October 31, 1999 (the Fund's fiscal year end). There were no fees waived or expenses reimbursed for these funds in 1999.

 (9) Other Expenses reflect the current expense reimbursement arrangement with Travelers Insurance Company. Travelers has agreed to reimburse the Portfolio for the amount by which its aggregate expenses (including management fees, but excluding brokerage commissions, interest charges and taxes) exceeds 0.95%. Without such arrangements, the Total Annual Operating Expenses for the Portfolio would have been 0.99% for the DISCIPLINED MID CAP STOCK PORTFOLIO.

(10) Travelers Insurance Company has agreed to reimburse the STRATEGIC STOCK
     PORTFOLIO, the          DISCIPLINED SMALL CAP STOCK PORTFOLIO, and the MFS
     MID CAP GROWTH PORTFOLIO for expenses for the period ended December 31, 1999 which exceeded 0.90%, 1.00% and 1.00% respectively. Without such voluntary arrangements, the actual annualized Total Annual Operating Expenses would have been 0.99%, 1.49%, and 1.07% respectively.

(11) Fee waivers, expense reimbursements, or expense credits reduced expenses for the WARBURG PINCUS EMERGING MARKETS PORTFOLIO during 1999, but this may be discontinued at any time. Without such arrangements, the Portfolio's Management Fees, Other Expenses and Total Annual Operating Expenses would equal 1.25%, 1.88% and 3.13%, respectively. The Portfolio's other expenses are based on annualized estimates of expenses for the fiscal year ending December 31, 1999, net of any fee waivers or expense reimbursements.

 EXAMPLE WITH SURRENDER CHARGES (PERCENTAGE OF AMOUNT SURRENDERED)*

Assuming a 5% annual return on assets, a $1,000 investment would be subject to the following expenses:


---------------------------------------------------------------------------------------------------------------------------------
                                                                                              IF CONTRACT IS NOT SURRENDERED OR
                                                      IF CONTRACT IS SURRENDERED AT THE          ANNUITIZED AT END OF PERIOD
                                                            END OF PERIOD SHOWN:                           SHOWN:
                                                    -------------------------------------   -------------------------------------
           UNDERLYING FUNDING OPTIONS:              1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund**.......................    73       110       149        246       22        67       114        246
High Yield Bond Trust.............................    73       110       148        244       21        66       113        244
Managed Assets Trust..............................    71       104       138        222       19        60       103        222
Money Market Portfolio............................    69        98       128        201       17        54        92        201
AMERICAN ODYSSEY FUNDS, INC.(1)
   Core Equity Fund...............................    71       105       140        226       20        61       105        226
   Emerging Opportunities Fund....................    73       111       151        250       22        68       116        250
   Global High-Yield Bond Fund....................    73       110       149        246       22        67       114        246
   Intermediate-Term Bond Fund....................    71       103       137        221       19        59       102        221
   International Equity Fund......................    72       107       144        235       21        63       109        235
   Long-Term Bond Fund............................    71       104       138        222       19        60       103        222
AMERICAN ODYSSEY FUNDS, INC. (2)
   Core Equity Fund...............................    83       141       200        349       32        98       167        349
   Emerging Opportunities Fund....................    85       147       210        370       34       105       178        370
   Global High-Yield Bond Fund....................    85       146       208        367       34       104       176        367
   Intermediate-Term Bond Fund....................    83       139       197        345       32        97       164        345
   International Equity Fund......................    84       143       203        357       33       101       171        357
   Long-Term Bond Fund............................    83       139       198        346       32        97       165        346
DELAWARE GROUP PREMIUM FUND
   REIT Series....................................    73       111       150        248       22        67       115        248
   Small Cap Value Series.........................    73       111       150        248       22        67       115        248
DREYFUS VARIABLE INVESTMENT FUND
   Appreciation Portfolio.........................    73       109       147        241       21        65       112        241
   Small Cap Portfolio............................    73       109       147        241       21        65       112        241
GREENWICH STREET SERIES FUND
   Equity Index Portfolio -- Class II Shares......    70       101       133        213       18        57        98        213
THE MONTGOMERY FUNDS III
   Montgomery Variable Series: Growth Fund........    77       122       169        289       26        79       136        289
OCC ACCUMULATION TRUST
   Equity Portfolio...............................    74       113       153        254       22        69       118        254
SALOMON BROTHERS VARIABLE SERIES FUND INC.
   Capital Fund...................................    75       115       157        264       23        72       123        264
   Investors Fund.................................    74       115       156        262       23        71       122        262
   Total Return Fund..............................    75       115       157        264       23        72       123        264
STRONG VARIABLE INSURANCE FUNDS, INC.
   Strong Schafer Value Fund II...................    77       121       167        284       25        78       133        284
TRAVELERS SERIES FUND INC.
   Alliance Growth Portfolio......................    73       110       148        245       22        66       114        245
   MFS Total Return Portfolio.....................    73       111       149        247       22        67       115        247
   Putnam Diversified Income Portfolio............    73       110       149        246       22        67       114        246
   Smith Barney High Income Portfolio.............    71       105       141        229       20        62       106        229
   Smith Barney International Equity Portfolio....    75       115       157        264       23        72       123        264
   Smith Barney Large Capitalization Growth
     Portfolio....................................    73       111       150        249       22        68       116        249
   Smith Barney Large Cap Value Portfolio**.......    72       106       141        230       20        62       106        230
   Smith Barney Money Market Portfolio**..........    70       102       135        216       19        58       100        216
THE TRAVELERS SERIES TRUST
   Disciplined Mid Cap Stock Portfolio............    74       114       155        258       23        70       120        258
   Disciplined Small Cap Stock Portfolio..........    75       115       157        264       23        72       123        264
   Equity Income Portfolio........................    74       112       151        251       22        68       117        251
   Federated High Yield Portfolio**...............    73       111       149        247       22        67       115        247
   Federated Stock Portfolio......................    73       110       148        245       22        66       114        245
   Large Cap Portfolio............................    73       111       151        250       22        68       116        250
   Lazard International Stock Portfolio...........    75       117       160        270       24        74       126        270
   MFS Mid Cap Growth Portfolio...................    75       115       157        264       23        72       123        264
   MFS Research Portfolio.........................    75       115       157        263       23        72       123        263
   Social Awareness Stock Portfolio...............    73       109       148        243       21        66       113        243
   Strategic Stock Portfolio......................    74       112       152        253       22        69       118        253
   Travelers Quality Bond Portfolio...............    70       102       135        216       19        58       100        216
   U.S. Government Securities Portfolio...........    70       100       132        210       18        56        97        210
   Utilities Portfolio............................    74       112       151        251       22        68       117        251
WARBURG PINCUS TRUST
   Emerging Markets Portfolio.....................    78       127       177        303       27        84       143        303


 * THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

** No longer available to new Contract Owners.

(1) Reflects expenses that would be incurred for those Contract Owners who DO NOT participate in the CHART Asset Allocation program.

(2) Reflects expenses that would be incurred for those Contract Owners who DO participate in the CHART Asset Allocation program.

                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

See Appendix A.

                         THE VARIABLE ANNUITY CONTRACT
--------------------------------------------------------------------------------

Gold Track Select is designed to help you accumulate money for retirement. Certificates are issued to individual participants under a group contract. Under the Contract, you (the contract owner or participant, as applicable) make purchase payments to us and we credit them to your account. We promise to pay you an income in the form of annuity payments, beginning on a future date that you choose, the maturity date. The purchase payments accumulate tax deferred in the funding options that you select. You assume the risk of gain or loss according to the performance of the funding options. The cash value is the amount of purchase payments, plus or minus any investment experience or interest. The cash value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the maturity date the cash value will equal or exceed the total purchase payments made under the Contract. The date the Contract and its benefits became effective is referred to as the contract date. Each 12-month period following this contract date is called a contract year. The record of accumulation units credited to an owner is called the owner's account. The record of accumulation units credited to a participant is called the individual account, or participant's interest.

Certain changes and elections must be made in writing to the Company. Where the term "written request" is used, it means that written information must be sent to the Company's Home Office in a form and content satisfactory to us.

The Contracts may be issued on either an allocated or an unallocated basis. Both the allocated and unallocated contracts provide for fixed (Fixed Acccount Option) and variable (Separate Account) accumulations and annuity payouts. The Fixed Account Option is described in a separate prospectus.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to the Company's Home Office at 1-800-842-9368.

ALLOCATED CONTRACTS

A group allocated Contract will cover all present and future participants under the Contract. A participant under an allocated Contract receives a certificate which evidences participation in the Contract.

UNALLOCATED CONTRACTS

We offer an unallocated annuity Contract, designed for use with certain Qualified Plans where the employer has secured the services of a Third Party Administrator (TPA).

The Contracts will be issued to an employer or the trustee(s) or custodian of an employer's Qualified Plan. All purchase payments are held under the Contract, as directed by the contract owner. There are no individual accounts under the unallocated Contracts for individual participants in the Qualified Plan.

PURCHASE PAYMENTS

The minimum purchase payment allowed is an average of $1,000 annually per individual certificate, or $10,000 annually per group contract. The initial purchase payment is due and payable before the Contract becomes effective.

We will apply the initial purchase payment within two business days after we receive it in good order at our Home Office. Subsequent purchase payments will be credited to a Contract on the same business day, if received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open. Our business day ends at 4:00 p.m. Eastern time unless we need to close earlier due to an emergency.

ACCUMULATION UNITS

The period between the contract effective date and the maturity date is the accumulation period. During the accumulation period, an accumulation unit is used to calculate the value of a Contract. An accumulation unit works like a share of a mutual fund. Each funding option has a corresponding accumulation unit value. The accumulation units are valued each business day and their values may increase or decrease from day to day. The number of accumulation units we will credit to your Contract once we receive a purchase payment is determined by dividing the amount directed to each funding option by the value of its accumulation unit. We calculate the value of an accumulation unit for each funding option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the maturity date), you are credited with annuity units.


THE FUNDING OPTIONS

You choose which of the following variable funding options to have your purchase payments allocated to. These funding options are subsections of the Separate Account, which invest in the underlying mutual funds ("underlying funds"). You will find detailed information about the options and their inherent risks in the current prospectuses for the funding options which must accompany this prospectus. You are not investing directly in the underlying fund. Since each option has varying degrees of risk, please read the prospectuses carefully before investing. Contact your registered representative or call 1-800-842-9368 to request additional copies of the prospectuses.

If any of the funding options become unavailable for allocating purchase payments, or if we believe that further investment in a funding option is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

The current variable funding options are listed below, along with their investment advisers and any subadviser:


-----------------------------------------------------------------------------------------------------------------
        INVESTMENT                                  INVESTMENT                                 INVESTMENT
          OPTIONS                                   OBJECTIVE                              ADVISER/SUBADVISER
-----------------------------------------------------------------------------------------------------------------
High Yield Bond Trust*       Seeks generous income. The assets of the High Yield Bond  Travelers Asset Management
                             Trust will be invested in bonds which, as a class, sell   International Company LLC
                             at discounts from par value and are typically high risk   ("TAMIC")
                             securities.
Managed Assets Trust**       Seeks high total investment return through a fully        TAMIC Subadviser:
                             managed investment policy in a portfolio of equity, debt  Travelers Investment
                             and convertible securities.                               Management Company
                                                                                       ("TIMCO")
Money Market Portfolio*      Seeks high current income from short term money market    TAMIC
                             instruments while preserving capital and maintaining a
                             high degree of liquidity.
AMERICAN ODYSSEY FUNDS,
INC.
  Core Equity Fund           Seeks maximum long-term total return by investing         American Odyssey Funds
                             primarily in common stocks of well-established            Management, Inc.
                             companies.                                                Subadvisers: Equinox
                                                                                       Capital Management,
                                                                                       L.L.C.;
                                                                                       Putnam Investment
                                                                                       Management Inc.; and State
                                                                                       Street Global Advisors.

-----------------------------------------------------------------------------------------------------------------
        INVESTMENT                                  INVESTMENT                                 INVESTMENT
          OPTIONS                                   OBJECTIVE                              ADVISER/SUBADVISER
-----------------------------------------------------------------------------------------------------------------
AMERICAN ODYSSEY FUNDS,
INC., CONTINUED
  Emerging Opportunities     Seeks maximum long-term total return by investing         American Odyssey Funds
  Fund                       primarily in common stocks of small, rapidly growing      Management, Inc.
                             companies.                                                Subadvisers: Cowen Asset
                                                                                       Management; Chartwell
                                                                                       Investment Partners; and
                                                                                       State Street Global
                                                                                       Advisors.
  Global High-Yield Bond     Seeks maximum long-term total return (capital             American Odyssey Funds
  Fund*(1)                   appreciation and income) by investing primarily in        Management, Inc.
                             high-yield debt securities from the United States and     Subadviser: Credit Suisse
                             abroad.                                                   Asset Management
  Intermediate-Term Bond     Seeks maximum long-term total return by investing         American Odyssey Funds
  Fund*                      primarily in intermediate-term corporate debt             Management, Inc.
                             securities, U.S. government securities, mortgage-related  Subadviser: TAMIC securities and asset-backed securities, as well as money
                             market instruments.
  International Equity Fund  Seeks maximum long-term total return by investing         American Odyssey Funds
                             primarily in common stocks of established non-U.S.        Management, Inc.
                             companies.                                                Subadviser: Bank of
                                                                                       Ireland Asset Management
                                                                                       (U.S.) Limited
  Long-Term Bond Fund*       Seeks maximum long-term total return by investing         American Odyssey Funds
                             primarily in long-term corporate debt securities, U.S.    Management, Inc.
                             government securities, mortgage-related securities, and   Subadviser: Western Asset
                             asset-backed securities, as well as money market          Management Company
                             instruments.
DELAWARE GROUP PREMIUM FUND
  REIT Series                Seeks maximum long-term total return by investing in      Delaware Management
                             securities of companies primarily engaged in the real     Company, Inc.
                             estate industry.                                          Subadviser: Lincoln
                                                                                       Investment Management,
                                                                                       Inc.
  Small Cap Value Series     Seeks capital appreciation by investing primarily in
                             common stocks whose market values appear low relative to
                             their underlying value or future potential.
DREYFUS VARIABLE INVESTMENT
FUND
  Appreciation Portfolio     Seeks primarily to provide long-term capital growth       The Dreyfus Corporation
                             consistent with the preservation of capital; current      Subadviser: Fayez Sarofim
                             income is a secondary investment objective. The           & Co.
                             portfolio invests primarily in the common stocks of
                             domestic and foreign issuers.
  Small Cap Portfolio        Seeks to maximize capital appreciation.                   The Dreyfus Corporation
GREENWICH STREET SERIES
  FUND
  Equity Index Portfolio     Seeks to replicate, before deduction of expenses, the     TIMCO
  Class II                   total return performance of the S&P 500 Index.
THE MONTGOMERY FUNDS III
  Montgomery Variable        Seeks capital appreciation. Under normal conditions, it   Montgomery Asset
  Series; Growth Fund        invests at least 65% of its assets in equity securities.  Management
OCC ACCUMULATION TRUST
  Equity Portfolio           Seeks long-term capital appreciation through investment   Op Cap Advisors
                             in a diversified portfolio of equity securities selected
                             on the basis of a value oriented approach to investing.
SALOMON BROTHERS VARIABLE
SERIES FUND, INC.
  Capital Fund               Seeks capital appreciation through investments primarily  Salomon Brothers Asset
                             in common stock, or securities convertible to common      Management ("SBAM")
                             stocks, which are believed to have above-average price
                             appreciation potential and which may also involve above-
                             average risk.
  Investors Fund             Seeks long-term growth of capital. Current income is a    SBAM
                             secondary objective.

-----------------------------------------------------------------------------------------------------------------
        INVESTMENT                                  INVESTMENT                                 INVESTMENT
          OPTIONS                                   OBJECTIVE                              ADVISER/SUBADVISER
-----------------------------------------------------------------------------------------------------------------
SALOMON BROTHERS VARIABLE
FUND, INC., CONTINUED
  Total Return Fund**        Seeks above-average income (compared to a portfolio       SBAM
                             invested entirely in equity securities). Secondarily,
                             seeks opportunities for growth of capital and income.
STRONG VARIABLE INSURANCE
FUNDS, INC.
  Strong Shafer Value Fund   Seeks primarily long-term capital appreciation. Current   Strong Capital Management,
  II                         income is a secondary objective when selecting            Inc.
                             investments.                                              Subadviser: Shafer Capital
                                                                                       Management, Inc.
TRAVELERS SERIES FUND INC.
  Alliance Growth Portfolio  Seeks long-term growth of capital by investing            Travelers Investment
                             predominantly in equity securities of companies with a    Adviser ("TIA")
                             favorable outlook for earnings and whose rate of growth   Subadviser: Alliance
                             is expected to exceed that of the U.S. economy over       Capital Management L.P.
                             time. Current income is only an incidental
                             consideration.
  MFS Total Return           Seeks to obtain above-average income (compared to a       TIA
  Portfolio**                portfolio entirely invested in equity securities)         Subadviser: Massachusetts
                             consistent with the prudent employment of capital.        Finance Services Company
                             Generally, at least 40% of the Portfolio's assets will    ("MFS")
                             be invested in equity securities.
  Putnam Diversified Income  Seeks high current income consistent with preservation    TIA
  Portfolio**                of capital. The Portfolio will allocate its investments   Subadviser: Putnam
                             among the U.S. Government Sector, the High Yield Sector,  Investment Management,
                             and the International Sector of the fixed income          Inc.
                             securities markets.
  Smith Barney High Income   Seeks high current income. Capital appreciation is a      SSB Citi Fund Management
  Portfolio*                 secondary objective. The Portfolio will invest at least   LLC. ("SSB Citi")
                             65% of its assets in high-yielding corporate debt
                             obligations and preferred stock.
  Smith Barney               Seeks total return on assets from growth of capital and   SSB Citi
  International Equity       income by investing at least 65% of its assets in a
  Portfolio                  diversified portfolio of equity securities of
                             established non-U.S. issuers.
  Smith Barney Large         Seeks long-term growth of capital by investing in equity  SSB Citi
  Capitalization Growth      securities of companies with large market
  Portfolio                  capitalization.
THE TRAVELERS SERIES TRUST
  Disciplined Mid Cap Stock  Seeks growth of capital by investing primarily in a       TAMIC
  Fund                       broadly diversified portfolio of common stocks.           Subadviser: TIMCO
  Disciplined Small Cap      Seeks long term capital appreciation by investing         TAMIC
  Fund                       primarily (at least 65% of its total assets) in the       Subadviser: TIMCO
                             common stocks of U.S. Companies with relatively small
                             market capitalizations at the time of investment.
  Equity Income Portfolio    Seeks reasonable income by investing at least 65% in      TAMIC
                             income-producing equity securities. The balance may be    Subadviser: Fidelity
                             invested in all types of domestic and foreign             Management & Research
                             securities, including bonds. The Portfolio seeks to       Company ("FMR")
                             achieve a yield that exceeds that of the securities
                             comprising the S&P 500. The Subadviser also considers
                             the potential for capital appreciation.
  Federated Stock Portfolio  Seeks growth of income and capital by investing           TAMIC
                             principally in a professionally managed and diversified   Subadviser: Federated
                             portfolio of common stock of high-quality companies       Investment Counseling,
                             (i.e., leaders in their industries and characterized by   Inc.
                             sound management and the ability to finance expected
                             growth).
  Large Cap Portfolio        Seeks long-term growth of capital by investing primarily  TAMIC
                             in equity securities of companies with large market       Subadviser: FMR
                             capitalizations.
  Lazard International       Seeks capital appreciation by investing primarily in the  TAMIC
  Stock Portfolio            equity securities of non-United States companies (i.e.,   Subadviser: Lazard Asset
                             incorporated or organized outside the United States).     Management

-----------------------------------------------------------------------------------------------------------------
        INVESTMENT                                  INVESTMENT                                 INVESTMENT
          OPTIONS                                   OBJECTIVE                              ADVISER/SUBADVISER
-----------------------------------------------------------------------------------------------------------------
THE TRAVELERS SERIES TRUST,
CONTINUED
  MFS Mid Cap Growth         Seeks to obtain long term growth of capital by            TAMIC Subadviser: MFS
  Portfolio                  investing, under normal market conditions, at least 65%
                             of its total assets in equity securities of companies
                             with medium market capitalization which the investment
                             adviser believes have above-average growth potential.
  MFS Research Portfolio     Seeks to provide long-term growth of capital and future   TAMIC
                             income.                                                   Subadviser: MFS
  Social Awareness Stock     Seeks long-term capital appreciation and retention of     SSB Citi
  Portfolio                  net investment income by selecting investments,
                             primarily common stocks, which meet the social criteria
                             established for the Portfolio. Social criteria currently
                             excludes companies that derive a significant portion of
                             their revenues from the production of tobacco, tobacco
                             products, alcohol, or military defense systems, or in
                             the provision of military defense related services or
                             gambling services.
  Strategic Stock Portfolio  Seeks to provide an above-average total return through a  TAMIC
                             combination of potential capital appreciation and         Subadviser: TIMCO
                             dividend income by investing primarily in high dividend
                             yield stocks periodically selected from the companies
                             included in (i) the Dow Jones Industrial Average and
                             (ii) a sub-set of the Standard & Poor's Industrial
                             Index.
  Travelers Quality Bond     Seeks current income, moderate capital volatility and     TAMIC
  Portfolio*                 total return.
  U.S. Government            Seeks to select investments from the point of view of an  TAMIC
  Securities Portfolio*      investor concerned primarily with highest credit
                             quality, current income and total return. The assets of
                             the U.S. Government Securities Portfolio will be
                             invested in direct obligations of the United States, its
                             agencies and instrumentalities.
  Utilities Portfolio        Seeks to provide current income by investing in equity    SSB Citi
                             and debt securities of companies in the utility
                             industries.
WARBURG PINCUS TRUST
  Emerging Markets           Seeks long-term growth of capital by investing primarily  Warburg Pincus Asset
  Portfolio                  in equity securities of non-U.S. issuers consisting of    Management, Inc.
                             companies in emerging market securities.

(1) Formerly American Odyssey Short-Term Bond Fund. The name investment objective and investment subadviser of this fund were changed pursuant to a shareholder vote effective May 1, 1998.

 * The funding options marked with an asterisk (*) are considered competing funds, and may be subject to transfer restrictions. Those marked with two asterisks (**) are not currently considered competing funds, but may be so in the future because of an allowable change in the funding option's investment strategy. Please refer to the contract for transfer restrictions.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. We may also deduct a charge for taxes. Services and benefits we provide include:

  - the ability for you to make withdrawals and surrenders under the Contracts;

  - the death benefit paid on the death of the contract owner or annuitant;

  - the available funding options and related programs (including dollar-cost averaging, portfolio rebalancing, and systematic withdrawal programs);

  - administration of the annuity options available under the Contracts; and

  - the distribution of various reports to contract owners.

Costs and expenses we incur include:

     - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts,

     - sales and marketing expenses, including commission payments to your agent, and

     - other costs of doing business.

Risks we assume include:

     - risks that annuitants may live longer than estimated when the annuity factors under the Contracts were established,

     - that the amount of the death benefit will be greater than the contract value and

     - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which purchase payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

WITHDRAWAL CHARGE

Purchase payments made under the Contract are not subject to a front-end sales load. However, when withdrawn, the Company will charge a surrender charge, as negotiated. Any sales charge, penalty tax and withholding will be deducted from either the amount surrendered or from the remaining Contract balance, as requested by the contract owner or participant. The maximum surrender charge is 5% of the amount surrendered in the first two contract/certificate years, up to 4% in years three and four; up to 3% in years five and six, up to 2% in years seven and eight and 0% beginning in the ninth year. Any applicable sales charge will not exceed 8.5% of the aggregate amount of the purchase payments made.

The sales charges can be changed if the Company anticipates it will incur decreased sales-related expenses due to the nature of the Plan to which the Contract is issued or the involvement of TPAs. When considering a change in the sales charges, the Company will take into account:

     (a) The expected level of initial agent or the Company involvement during the establishment and maintenance of the Contract including the amount of enrollment activity required, and the amount of service required by the contract owner in support of the Plan, and

     (b) Contract Owner, agent or TPA involvement in conducting ongoing enrollment of subsequently eligible participants, and

     (c) The expected level of commission the Company may pay to the agent or TPA for distribution expenses, and

     (d) Any other factors which the Company anticipates will increase or decrease the sales-related expenses associated with the sale of the Contract in connection with the Plan.

We may not assess a sales charge if a withdrawal is made under one of the following circumstances:

     - retirement of participant

     - separation from service by participant

     - loans (if available)

     - hardship (as defined by the Code) suffered by the participant

     - death of participant

     - disability (as defined by the Code) of participant

     - return of excess plan contributions

     - minimum required distributions, generally when participant reaches age 70 1/2

     - transfers to an Employee Stock Fund

     - certain Plan expenses, as mutually agreed upon

     - annuitization under this Contract or another Contract issued by us.

For Section 401(a) plans with less than 50 participants at the time of sale, Highly Compensated Employees, as defined by the Internal Revenue Code, during the first 5 contract years may be subject to surrender charges for all distributions listed above except loans and return of excess plan contributions.

For unallocated Contracts, we make the deductions described above pursuant to the terms of the various agreements among the custodian, the principal underwriter, and us.

FREE WITHDRAWAL ALLOWANCE

For Contracts in use with deferred compensation plans, the tax deferred annuity plans and combined qualified plans/tax-deferred annuity plans, there is currently a 10% free withdrawal allowance available each year after the first contract/certificate year. (If you have purchase payments no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance, or (b) the total amount of purchase payments no longer subject to a withdrawal charge. Note: Any free withdrawal taken will reduce purchase payments no longer subject to a withdrawal charge.) The available withdrawal amount will be calculated as of the first valuation date of any given contract year. The free withdrawal allowance applies to partial surrenders of any amount and to full surrenders, except those full surrenders transferred directly to annuity contracts issued by other financial institutions.

MORTALITY AND EXPENSE RISK CHARGE


A mortality and expense risk charge is deducted on each business day from amounts held in the Separate Account. This charge is equivalent, on an annual basis, to a maximum of 1.20% of the amounts allocated to each funding option. This charge compensates the Company for various risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.


FUNDING OPTION EXPENSES

The charges and expenses of the funding options are summarized in the fee table and are described in the accompanying prospectuses.

PREMIUM TAX


Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. The Company is responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from the cash value either upon death, surrender, annuitization, or at the time purchase payments are made to the Contract, but no earlier than when we have a tax liability under state law.


CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the contract, we reserve the right to charge you proportionately for this tax.

ADMINISTRATIVE CHARGE

This charge is deducted on each business day from the variable funding options in order to compensate the Company for certain administrative and operating expenses of the funding options. The charge is equivalent, on an annual basis, to a maximum of 0.10% of the daily net asset value of each funding options. This charge is assessed during the accumulation and annuity periods.

As discussed below, the level of the administrative expense charge is subject to negotiation. In determining the level of the administrative expense charge, we consider certain factors including, but not limited to, the following:

     (a) The size and characteristics of the Contract and the group to which it is issued including: the annual amount of purchase payments per participant, the expected turnover of employees, whether the contract owner will make purchase payment allocations electronically.

     (b) Determination of the Company's anticipated expenses in administering the Contract, such as: billing for purchase payments, producing periodic reports, providing for the direct payment of Contract charges rather than having them deducted from Contract values.

     (c) TPA and/or agent involvement.

TPA ADMINISTRATIVE CHARGES

The Company may be directed by the contract owner to deduct charges from purchase payments or account values for payment to the contract owner and/or the TPA. These charges are not levied by the Contract. Such charges may include maintenance fees and transaction fees.

                                   TRANSFERS
--------------------------------------------------------------------------------

You may transfer cash values from one or more funding options to other funding options, subject to the terms and conditions of the Contract (and your Plan). If authorized by the contract owner, participants under allocated Contracts may transfer all or any of their cash value from one funding option to another up to 30 days before the due date of the first annuity payment. We reserve the right to restrict transfers by any market timing firm or any other third party authorized to initiate transfers on behalf of multiple contract owners. We may, among other things, not accept: 1) the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or 2) the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner. We further reserve the right to limit transfers that we determine will disadvantage other contract owners.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you (the owner or the participant) to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, more accumulation units are purchased in a funding option if the value per unit is low and fewer accumulation units are purchased if the value per unit is high. Therefore, a lower-than-average cost per unit may be achieved over the long run.

You may elect the DCA Program through written request or other method acceptable to the Company. Certain minimum amounts may apply to amounts transferred and/or to enroll in the program.

In addition to the DCA Program, Travelers may credit increased interest rates to contract owners under an administrative Special DCA Program established at the discretion of Travelers, depending on availability and state law. Under this program, the contract owner may pre-authorize level transfers to any of the funding options under either a 6 Month Program or 12 Month Program. The 6 Month Program and the 12 Month Program will generally have different credited interest rates.

Under the 6 Month Program, the interest rate can accrue up to 6 months on funds in the Special DCA Program and all purchase payments and accrued interest must be transferred on a level basis to the selected funding option in 6 months. Under the 12 Month Program, the interest rate can accrue up to 12 months on funds in the Special DCA Program and all purchase payments and accrued interest in this Program must be transferred on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program purchase payment and complete enrollment instructions are received by Travelers. If complete Program enrollment instructions are not received by the Company within 15 days of receipt of the initial Program purchase payment, the entire balance in the Program will be credited with the non-Program interest rate then in effect for the Fixed Account.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, your contract value will be credited for the remainder of 6 or 12 months with the interest rate for non-Program funds.

A contract owner may only have one DCA Program or Special DCA Program in place at one time. Any subsequent purchase payments received by the Company within the Program period selected will be allocated to the current funding options over the remainder of that Program transfer period, unless otherwise directed by the contract owner.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between investment options. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

ASSET ALLOCATION ADVICE

Owners may elect to enter into a separate advisory agreement with Copeland Financial Services, LLC ("Copeland"), an affiliate of the Company. For a fee, Copeland provides asset allocation advice under its CHART Program(R), which is fully described in a separate Disclosure Statement. The CHART program may not be available in all marketing programs through which this Contract is sold.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

Before your maturity date, we will pay all or any portion of your cash surrender value to the contract owner or to you, as provided in the plan. A contract owner's account may be surrendered for cash without the consent of any participant, as provided in the plan.

We may defer payment of any cash surrender value for up to seven days after we receive the request in good order. The cash surrender value equals the Contract or Account cash value less any applicable withdrawal charge, outstanding cash loans, and any premium tax not previously deducted. The cash surrender value may be more or less than the purchase payments made depending on the value of the Contract or account at the time of surrender.

Participants in Section 403(b) tax deferred annuity plans may not withdraw certain salary reduction amounts before reaching age 59 1/2, unless withdrawn due to separation from service, death, disability or hardship. (See "Federal Tax Considerations.")

Participants in the Texas Optional Retirement Program should refer to Appendix C for information regarding access to contract values.

SYSTEMATIC WITHDRAWALS

Before the maturity date, you may choose to withdraw a specified dollar amount (at least $50) on a monthly, quarterly, semiannual or annual basis. Any applicable premium taxes and withdrawal charge will be deducted. To elect systematic withdrawals, you must have a contract value of at least $5,000 and you must make the election on the form provided by the Company. We will surrender accumulation units pro rata from all investment options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but at least 30 days' notice must be given to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to contract owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the contract owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------

TYPES OF OWNERSHIP


Contract Owner (you). The Contract belongs to the contract owner named in the Contract (on the Specifications page), or to any other person to whom the contract is subsequently assigned. An assignment of ownership or a collateral assignment may be made only for nonqualified contracts. You have sole power during the annuitant's lifetime to exercise any rights and to receive all benefits given in the contract provided you have not named an irrevocable beneficiary and provided the Contract is not assigned.



You receive all payments while the annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the contract owner.


BENEFICIARY


You name the beneficiary in a written request. The beneficiary has the right to receive any death benefit proceeds under the contract upon the death of the annuitant or a contract owner. If more than one beneficiary survives the annuitant or contract owner, they will share equally in benefits unless different shares are recorded with the Company by written request before the death of the annuitant or contract owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the contract, the death benefit proceeds will be held in a fixed account until the beneficiary elects a Settlement Option or takes a distribution.



Unless an irrevocable beneficiary has been named, you have the right to change any beneficiary by written request during the lifetime of the annuitant and while the Contract continues.


ANNUITANT


The annuitant is designated in the Contract (on the Specifications page), and is the individual on whose life the maturity date and the amount of the monthly annuity payments depend. The annuitant may not be changed after the contract is in effect.


                                 DEATH BENEFIT
--------------------------------------------------------------------------------

Before the maturity date, a death benefit is payable to the beneficiary when either the annuitant or participant dies. The death benefit is calculated at the close of the business day on which the Company's home office receives due proof of death.

DEATH BENEFIT PROCEEDS PRIOR TO MATURITY DATE

ALLOCATED CONTRACT. If the participant dies before the maturity date or the participant reaches age 75 (whichever occurs first), the death benefit payable will be the greater of:

     (a) the cash value of the participant's individual account or

     (b) the total purchase payments under that participant's individual account, less, for each option, any applicable premium tax, minus outstanding loan amounts and prior surrenders not previously deducted as of the date we receive due proof of death.

If the participant dies on or after age 75 and before the maturity date, we will pay the beneficiary the cash value of the participant's individual account, less any applicable premium tax or outstanding loan amounts as of the date we receive due proof of death.

UNALLOCATED CONTRACT. (This death benefit is available only with our consent and by endorsement to the Contract and may not be available in all jurisdictions.) The unallocated Contract provides that, in the event the participant dies before the selected maturity date, or the participant's attainment of age 75 (whichever occurs first), the death benefit payable will be the greater of:

     a) the cash value attributable to the participant under the Contract or

     b) the total purchase payments attributable to the participant under the contract, less any applicable premium tax, prior surrenders not previously deducted and any outstanding loan balance (if applicable) as of the date we receive due proof of death.

If the participant dies on or after attainment of age 75 and before the maturity date, we will pay the beneficiary the cash value attributable to the participant under the Contract, less any applicable premium tax, prior surrenders not previously deducted and any outstanding loan balance (if applicable) as of the date we receive due proof of death.

PAYMENT OF PROCEEDS


The process of paying death benefit proceeds before the maturity date under various situations for nonqualified contracts and qualified contracts is summarized in the charts below. As stated above, the death benefit for unallocated contracts is available only with our consent and by endorsement to the Contract. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.



                             NONQUALIFIED CONTRACTS



--------------------------------------------------------------------------------------------------------------
BEFORE THE MATURITY DATE, UPON   THE COMPANY WILL PAY THE            UNLESS...              MANDATORY PAYOUT
        THE DEATH OF THE               PROCEEDS TO:                                            RULES APPLY*
--------------------------------------------------------------------------------------------------------------
 Owner or participant (who is    The beneficiary (ies),     Unless, the beneficiary is      Yes
 not the annuitant)              or if none, to the         the contract owner's spouse
                                 contract owner's estate.   and the spouse elects to
                                                            continue the contract as the
                                                            new owner rather than receive
                                                            the distribution.
--------------------------------------------------------------------------------------------------------------
 Owner or participant (who is    The beneficiary (ies),     Unless, the beneficiary is      Yes
 the annuitant)                  or if none, to the         the contract owner's spouse
                                 contract owner's estate.   and the spouse elects to
                                                            continue the contract as the
                                                            new owner rather than receive
                                                            the distribution.
--------------------------------------------------------------------------------------------------------------
 Annuitant (who is not the       The beneficiary (ies).                                     No
 contract owner)
--------------------------------------------------------------------------------------------------------------
 Annuitant (who is the contract  See death of "owner who                                    N/A
 owner)                          is the annuitant" above.
--------------------------------------------------------------------------------------------------------------
 Annuitant (where owner is a     The beneficiary (ies)                                      Yes (Death of
 nonnatural person/trust)        (e.g. the trust).                                          annuitant is
                                                                                            treated as death
                                                                                            of the owner in
                                                                                            these
                                                                                            circumstances.)
--------------------------------------------------------------------------------------------------------------
 Beneficiary                     No death proceeds are                                      N/A
                                 payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
BEFORE THE MATURITY DATE, UPON   THE COMPANY WILL PAY THE            UNLESS...              MANDATORY PAYOUT
        THE DEATH OF THE               PROCEEDS TO:                                            RULES APPLY*
--------------------------------------------------------------------------------------------------------------
 Contingent Beneficiary          No death proceeds are                                      N/A
                                 payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------



* Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal Beneficiaries (as well as spousal beneficiaries who choose not to assume the contract) must begin taking distributions based on the Beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death.

                              QUALIFIED CONTRACTS



--------------------------------------------------------------------------------------------------------------
BEFORE THE MATURITY DATE, UPON   THE COMPANY WILL PAY THE            UNLESS...              MANDATORY PAYOUT
        THE DEATH OF THE               PROCEEDS TO:                                          RULES APPLY (SEE
                                                                                                 *ABOVE)
--------------------------------------------------------------------------------------------------------------
 Owner/Annuitant                 The beneficiary (ies),                                     Yes
                                 or if none, >to the
                                 contract owner's estate.
--------------------------------------------------------------------------------------------------------------
 Beneficiary                     No death proceeds are                                      N/A
                                 payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------
 Contingent Beneficiary          No death proceeds are                                      N/A
                                 payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------


DEATH PROCEEDS AFTER THE MATURITY DATE

If any owner or the annuitant dies on or after the maturity date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, you can receive regular income payments (annuity payments). You can choose the month and the year in which those payments begin (maturity date). You can also choose among income plans (annuity options). While the annuitant is alive, you can change your selection any time up to the maturity date. Annuity payments will begin on the maturity date stated in the Certificate unless it has been fully surrendered or the proceeds have been paid to the beneficiary before that date. Annuity payments are a series of periodic payments
(a) for life; (b) for life with either a minimum number of payments or a specific amount assured; or (c) for the joint lifetime of the annuitant and another person, and thereafter during the lifetime of the survivor. We may require proof that the annuitant is alive before annuity payments are made. Not all options may be available in all states.

You may choose to annuitize at any time after you purchase the contract. Under nonqualified contracts, unless you elect otherwise, the maturity date will be the annuitant's 75th birthday or ten years after the effective date of the contract, if later. Under qualified contracts, the maturity date must be before the individual's 70th birthday, unless we consent to a later date.

At least 30 days before the original maturity date, you may extend the maturity date to any time prior to the annuitant's 85th birthday or to a later date with our consent. Certain annuity options taken at the maturity date may be used to meet the minimum required distribution requirements of federal tax law, or a program of partial surrenders may be used instead. These mandatory distribution requirements take effect generally upon the death of the contract owner, or with qualified contracts upon either the later of the contract owner's attainment of age 70 1/2 or year of retirement; or the death of the contract owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

When an annuity option is elected, it may be elected as a variable annuity, a fixed annuity, or a combination of both. If, at the time annuity payments begin, no election has been made to the contrary, the cash surrender value will be applied to provide an annuity funded by the same investment options as you have selected during the accumulation period . At least 30 days before the maturity date, you may transfer the contract value among the funding options in order to change the basis on which annuity payments will be determined. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the variable funding options. The number of annuity units credited to the Contract is determined by dividing the first monthly annuity payment attributable to each funding option by the corresponding accumulation unit value as of 14 days before the date annuity payments begin. An annuity unit is used to measure the dollar value of an annuity payment. The number of annuity units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. The Contract contains tables used to determine the first monthly annuity payment. If a variable annuity is elected, the amount applied to it will be the value of the funding options as of 14 days before the date annuity payments begin less any applicable premium taxes not previously deducted.

The amount of the first monthly payment depends on the annuity option elected and the annuitant's adjusted age. A formula for determining the adjusted age is contained in the Contract. The total first monthly annuity payment is determined by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of contract value applied to that annuity option and factors in an assumed daily net investment factor. The Assumed Daily Net Investment factor corresponds to an annual interest rate of 3%, used to determine the guaranteed payout rates shown. If investment rates are higher at the time annuitization is selected, payout rates will be higher than those shown. The Company reserves the right to require satisfactory proof of age of any person on whose life annuity payments are based before making the first payment under any of the payment options.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent annuity payments changes from month to month based on the investment experience of the applicable funding options. The total amount of each annuity payment will be equal to the sum of the basic payments in each funding option. The actual amounts of these payments are determined by multiplying the number of annuity units credited to each funding option by the corresponding annuity unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments which do not vary during the annuity period. We will calculate the dollar amount of the first fixed annuity payment as described under "Variable Annuity," except that the amount applied to begin the annuity will be the cash surrender value, determined as of the date annuity payments begin. Payout rates will not be lower than those shown in the Contract. If it would produce a larger payment, the first fixed annuity payment will be determined using the Life Annuity Tables in effect on the maturity date.

ELECTION OF OPTIONS

Any amount distributed from the Contract may be applied to any one of the annuity options described below. The minimum amount that can be placed under an Annuity option is $2,000 unless we consent to a lesser amount. If any periodic payments due are less than $100, we reserve the right to make payments at less frequent intervals.

Election of any of these options must be made by written request to our Home Office at least 30 days prior to the date such election is to become effective. The form of such annuity option shall be determined by the contract owner. The following information must be provided with any such request:

     a) the participant's name, address, date of birth, social security number;

     b) the amount to be distributed;

     c) the annuity option which is to be purchased;

     d) the date the annuity option payments are to begin;

     e) if the form of the annuity provides a death benefit in the event of the participant's death, the name, relationship and address of the beneficiary as designated by you; and

     f) any other data that we may require.

The beneficiary, as specified in item (e) above, may be changed by you or the annuitant as long as we are notified by written request while the annuitant is alive and before payments have begun. If the beneficiary designation is irrevocable, such designation cannot be changed or revoked without the consent of the beneficiary. After we receive the written request and the written consent of the beneficiary (if required), the new beneficiary designation will take effect as of the date the notice is signed. We have no further responsibility for any payment we made before the written request.

MISSTATEMENT

If an annuitant's sex or age was misstated, all benefits of this Contract are what the cash values would have purchased on the date of issue at the correct sex and age.

RETIRED LIFE CERTIFICATE

We will issue to each person to whom annuity benefits are being paid under this Contract a certificate setting forth a statement in substance of the benefits to which such person is entitled under this Contract.

ALLOCATION OF CASH SURRENDER VALUE DURING THE ANNUITY PERIOD

At the time an annuity option is elected, you also may elect to have the participant's cash surrender value applied to provide a variable annuity, a fixed annuity, or a combination of both.

If no election is made to the contrary, the cash surrender value will provide an annuity which varies with the investment experience of the corresponding funding option(s) at the time of election. You or the participant, if you so authorize, may elect to transfer cash values from one funding option to another, as described in the provision "Transfers of Cash Value Between Funding Options," in order to reallocate the basis on which annuity payments will be determined. Once annuity payments have begun, no further transfers are allowed.

ANNUITY OPTIONS

OPTION 1 -- LIFE ANNUITY/NO REFUND. A life annuity is an annuity payable during the lifetime of the annuitant and terminating with the last monthly payment preceding the death of the annuitant.

OPTION 2 -- LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS ASSURED. An annuity payable monthly during the lifetime of an annuitant with the provision that if, at the death of the annuitant, payments have been made for less than 120, 180 or 240 months, as elected, then we will continue to make payments to the designated beneficiary during the remainder of the period.

OPTION 3 -- LIFE ANNUITY -- CASH REFUND. We will make monthly annuity payments during the lifetime of the annuitant, ceasing with the last payment due prior to the death of the annuitant, provided that, at the death of the annuitant, the Beneficiary will receive an additional payment equal to the dollar value, if any, of (a) minus (b) where, for a variable annuity:

     (a) is the total amount applied under the option divided by the annuity unit value on the due date of the first annuity payment;

     (b) and is

        (1) the number of annuity units represented by each payment; times

        (2) the number of payments made;

and for a Fixed Annuity:

     (a) is the cash value applied on the maturity date under this option; and

     (b) is the dollar amount of annuity payments already paid.

OPTION 4 -- JOINT AND LAST SURVIVOR LIFE ANNUITY. Monthly annuity payments based upon the joint lifetime of two persons selected: payments made first to the annuitant, and upon his/her death, paid to the survivor. No more payments will be made after the death of the survivor.

OPTION 5 -- JOINT AND LAST SURVIVOR ANNUITY -- ANNUITY REDUCED ON DEATH OF PRIMARY PAYEE. Monthly annuity payments to the annuitant during the joint lifetime of the two persons selected. One of the two persons will be designated as the primary payee. The other will be designated as the secondary payee. On the death of the secondary payee, if survived by the primary payee, we will continue to make monthly annuity payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons.

On the death of the primary payee, if survived by the secondary payee, we will continue to make monthly annuity payments to the secondary payee in an amount equal to 50% of the payments which would have been made during the lifetime of the primary payee. No further payments will be made following the death of the survivor.

OPTION 6 -- FIXED PAYMENTS FOR A FIXED PERIOD OF 120, 180, OR 240 MONTHS. We will make monthly payments for the period selected. If at the death of the annuitant, payments have been made for less than 120, 180, or 240 months, as elected, we will continue to make payments to the designated beneficiary during the remainder of the period.

OPTION 7 -- OTHER ANNUITY OPTIONS. We will make other arrangements for annuity payments as may be mutually agreed upon by you and us.

                       MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------

RIGHT TO RETURN

For Contracts in use with deferred compensation plans, tax-deferred annuity plans, and combined qualified plans/tax deferred annuity plans, you may return the Contract for a full refund of the cash value (including charges) within ten days after you receive it (the "right to return period"). Where state law requires a longer right to return period, or the return of purchase payments, the Company will comply. The contract owner bears the investment risk during the right to return period; therefore, the cash value returned may be greater or less than your purchase payment. All cash values will be determined as of the next valuation following the Company's receipt of your written request for refund.

The right to return described above does not apply to participants in the Texas ORP.

CONTRACT AND PARTICIPANT'S INDIVIDUAL ACCOUNT TERMINATION

Under the allocated Contracts, if the cash value in a participant's individual account is less than the termination amount as stated in your Contract, we reserve the right to terminate that account and move the cash value of that participant's individual account to your account.

Any cash value to which a terminating participant is not entitled under the Plan will be moved to your account at your direction.

You may discontinue this Contract by written request at any time for any reason. We reserve the right to discontinue this Contract if:

     a) the cash value of the Contract is less than the termination amount; or

     b) We determine within our sole discretion and judgment that the Plan or administration of the Plan is not in conformity with applicable law; or

     c) We receive notice that is satisfactory to us of plan termination.

If we discontinue this Contract or we receive your written request to discontinue the Contract, we will, in our sole discretion and judgment:

     a) accept no further payments for this Contract; and

     b) pay you the cash surrender value of the funding options within 7 days of the date of our written notice to you, or distribute the cash surrender value of each participant's individual account as described in the settlement provisions section at your direction; and

     c) pay you an amount as described in the Fixed Account prospectus.

If the Contract is discontinued, we will distribute the cash surrender value to you no later than 7 days following our mailing the written notice of discontinuance to you at the most current address available on our records. Discontinuance of the Contract will not affect payments we are making under annuity options which began before the date of discontinuance.

CONTRACT EXCHANGES

a) You may transfer all or any part of Your Account's cash surrender value from any funding option to any contract not issued by us. Such transfers may be subject to a sales charge, as described in the Contract. If authorized by the contract owner, a participant may transfer all or any part of the individual account's cash surrender value from one funding option to any contract not issued by us.

b) Under specific conditions, we may allow you to transfer to this Contract funds held by you in another group annuity contract issued by us or to transfer amounts from this Contract to another Contract issued by us without applying a sales charge to the funds being transferred. Once the transfer is complete and we have established an account for you at your direction, a new sales charge may apply, as described in the new Contract.

c) Under specific conditions, when authorized by state insurance law, we may credit a Plan up to 4% of the amount transferred to us from another group annuity not issued by us as reimbursement to the Plan for any exit penalty assessed by the other issuer. We may recover this credit through reduced compensation paid to the servicing agent or broker.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists as determined by the SEC so that the sale of securities held in the Separate Account may not reasonably occur or so that the Company may not reasonably determine the value of the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders.

ACCOUNT VALUE

During the accumulation period, the account value can be determined by multiplying the total number of funding option accumulation units credited to that account by the current accumulation unit value for the appropriate funding option and adding the sums for each funding option. There is no assurance that the value in any of the funding options will equal or exceed the purchase payments made to such funding options.

                              THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

The Travelers Separate Account QP For Variable Annuities was established on December 26, 1995 and is registered with the SEC as a unit investment trust (separate account) under the Investment Company Act of 1940, as amended (the "1940 Act"). The Separate Account assets attributable to the Contracts will be invested exclusively in the shares of the variable funding options.

The Separate Account assets are held for the exclusive benefit of the owners of this separate account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business which the Company may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. All such income and/or distributions are reinvested in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.

PERFORMANCE INFORMATION

From time to time, we may advertise several types of historical performance for the Contract's funding options. We may advertise the "standardized average annual total returns" of the funding option, calculated in a manner prescribed by the SEC, and the "nonstandardized total return," as described below. Specific examples of the performance information appear in the SAI.

STANDARDIZED METHOD. Quotations of average annual total returns are computed according to a formula in which a hypothetical initial investment of $1,000 is applied to the funding option, and then related to ending redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the funding option has been in existence, if less. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). The deduction for the semi-annual contract administrative charge is converted to a percentage of assets based on the actual fee collected, divided by the average net assets for Contracts sold. Each quotation assumes a total redemption at the end of each period with the applicable withdrawal charge deducted at that time.


NONSTANDARDIZED METHOD. Nonstandardized "total returns" will be calculated in a similar manner based on the performance of the funding options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of the semi-annual contract administrative charge, which, if reflected, would decrease the level of performance shown. The withdrawal charge is not reflected because the Contract is designed for long-term investment.


For funding options that were in existence before they became available under the Separate Account, the nonstandardized average annual total return quotations will reflect the investment performance that such funding options would have achieved (reduced by the applicable charges) had they been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

GENERAL. Within the guidelines prescribed by the SEC and the National Association of Securities Dealers, Inc. ("NASD"), performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor's (S&P) 500 Index, the S&P 400 Index, the Lehman Brothers Long T-Bond Index, the Russell 1000, 2000 and 3000 Indices, the Value Line Index, and the Morgan Stanley Capital International's EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of the Separate Account and the variable funding options.

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences under this Contract is not intended to cover all situations, and is not meant to provide tax advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax adviser regarding your personal situation. For your information, a more detailed tax discussion is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for money put into an annuity. The Internal Revenue Code (Code) governs how this money is ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below.


TAX-FREE EXCHANGES. The Internal Revenue Code provides that generally, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.


TYPES OF CONTRACTS: QUALIFIED OR NONQUALIFIED

If you purchase an annuity contract with proceeds of an eligible rollover distribution from any pension plan, specially sponsored program, or individual retirement annuity (IRA) with pre-tax dollars, your contract is referred to as a qualified contract. Some examples of qualified contracts are: IRAs, 403(b) annuities, pension and profit-sharing plans (including 401(k) plans), Keogh Plans, and certain other qualified deferred compensation plans. An exception to this is a qualified plan called a Roth IRA. Under Roth IRAs, after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. If you purchase the contract on an individual basis with after-tax dollars and not under one of the programs described above, your contract is referred to as nonqualified.

NONQUALIFIED ANNUITY CONTRACTS

As the owner of a nonqualified annuity, you do not receive any tax benefit (deduction or deferral of income) on purchase payments, but you will not be taxed on increases in the value of your contract until a distribution occurs -- either as a withdrawal (distribution made prior to the maturity date), or as annuity payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings. Similarly, when you receive an annuity payment, part of each payment is considered a return of your purchase payments and will not be taxed. The remaining portion of the annuity payment (i.e., any earnings) will be considered ordinary income for tax purposes.

If a nonqualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the contract attributable to purchase payments made after February 28, 1986 are includible in income annually. Furthermore, for contracts issued after April 22, 1987, if you transfer the contract without adequate consideration all deferred increases in value will be includible in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the contract), and then from your purchase payments. These withdrawn earnings are includible in your income. (See "Penalty Tax for Premature Distributions" below.) There is income in the contract to the extent the contract value exceeds your investment in the contract. The investment in the contract equals the total purchase payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

Federal tax law requires that nonqualified annuity contracts meet minimum mandatory distribution requirements upon the death of the contract owner, including the first of joint owners. If these requirements are not met, the surviving joint owner, or the beneficiary, will have to pay taxes prior to distribution. The distribution required depends, among other things, upon whether an annuity option is elected or whether the new contract owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments.

QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the contract have not yet been taxed, the full amount of all distributions, including lump-sum withdrawals and annuity payments, are taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other qualified contracts. There are special rules which govern the taxation of qualified contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

Taxable distributions taken before the contract owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the contract owner. Other exceptions may be available in certain qualified plans.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any nonqualified variable annuity contracts based on a separate account shall not be treated as an annuity for any period if investments made in the account are not adequately diversified. Final tax regulations define how separate accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax deferred treatment. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

Assets in the separate accounts, also referred to as segregated asset accounts, must be owned by the Company and not by the Contract Owner for federal income tax purposes. Otherwise, the deferral of taxes is lost and income and gains from the accounts would be includable annually in the Contract Owner's gross income.

The Internal Revenue Service has stated in published rulings that a variable contract owner will be considered the owner of the assets of a segregated asset account if the owner possesses an incident of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department announced, in connection with the issuance of temporary regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets of the account." This announcement, dated September 15, 1986, also stated that the guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts [of a segregated asset account] without being treated as owners of the underlying assets." As of the date of this prospectus, no such guidance has been issued.

The Company does not know if such guidance will be issued, or if it is, what standards it may set. Furthermore, the Company does not know if such guidance may be issued with retroactive effect. New regulations are generally issued with a prospective-only effect as to future sales or as to future voluntary transactions in existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent Contract Owners from being considered the owner of the assets of the separate account.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. Distributions must begin or be continued according to required patterns following the death of the contract owner or annuitant of both qualified and nonqualified annuities.


TAXATION OF DEATH BENEFIT PROCEEDS



Amounts may be distributed from a Contract because of the death of an owner or annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract; or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments.


                               OTHER INFORMATION
--------------------------------------------------------------------------------

THE INSURANCE COMPANY

The Travelers Insurance Company is a stock insurance company chartered in 1864 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Tower Square, Hartford, Connecticut 06183.


DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS


The Company intends to sell the Contracts in all jurisdictions where it is licensed to do business and where the Contract is approved. Any sales representative or employee who sells the Contracts will be qualified to sell variable annuities under applicable federal and state laws. Each broker-dealer is registered with the SEC under the Securities Exchange Act of 1934, and all are members of the NASD. The principal underwriter of the Contracts is CFBDS, Inc., 21 Milk St., Boston, MA. CFBDS, Inc. is not affiliated with the Company or the Separate Account. However, it is currently anticipated that Travelers Distribution LLC, an affiliated broker-dealer, may become the principal underwriter for the Contracts during the year 2000.


Up-front compensation paid to sales representatives will not exceed 7% of the purchase payments made under the Contracts. If asset based compensation is paid, it will not exceed 2% of the average account value annually. From time to time, the Company may pay or permit other promotional incentives, in cash, credit or other compensation.

CONFORMITY WITH STATE AND FEDERAL LAWS

The Contract is governed by the laws of the state in which it is delivered. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, cash surrender value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which the Contract is delivered. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the contract owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the funding options. However, we believe that when a funding option solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares we own on our own behalf. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right.

CONTRACT MODIFICATION

The Company reserves the right to modify the Contract to keep it qualified under all related law and regulations which are in effect during the term of this Contract. We will obtain the approval of any regulatory authority needed for the modifications.

LEGAL PROCEEDINGS AND OPINIONS

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Company, its authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the General Counsel of the Company.

There are no pending legal proceedings affecting the Separate Account. There is one material pending legal proceeding, other than ordinary routine litigation incidental to business, to which the Company is a party.



In March 1997, a purported class action entitled Patterman v. The Travelers, Inc., et al. was commenced in the Superior Court of Richmond County, Georgia, alleging, among other things, violations of the Georgia RICO statute and other state laws by an affiliate of the Company, Primerica Financial Services, Inc. and certain of its affiliates. Plaintiffs seek unspecified compensatory and punitive damages and other relief. In October 1997, defendants answered the complaint, denied liability and asserted numerous affirmative defenses. In February 1998, on defendants' motion, the Superior Court of Richmond County transferred the lawsuit to the Superior Court of Gwinnett County, Georgia. Plaintiffs appealed the transfer order, and in December 1998 the Court of Appeals of the State of Georgia reversed the lower court's decision. Defendants petitioned the Georgia Supreme Court to hear an appeal from the decision of the Court of Appeals, and the petition was granted in May 1998. In September 1999, oral argument on defendants' petition was heard and, on February 28, 2000, the Georgia Supreme Court affirmed the Georgia County Appeals and remanded the matter to the Superior Court of Richmond County. In March 2000, defendants moved the Georgia Supreme Court to reconsider its February 28, 2000 decision, and that motion remains pending. Proceedings in the trial court have been stayed pending appeal. Defendants intend to vigorously contest the litigation.

                                   APPENDIX A
                  CONDENSED FINANCIAL INFORMATION (1996-1997)
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                            ACCUMULATION UNIT VALUES

For the period ended December 31, 1996, all contract owner units and values had a mortality and expense risk charge equivalent to 0.95%.

For the fiscal year ended 1997 and thereafter, accumulation units and associated unit values noted as P1, P2(1), P3, P4, P5 and P6 represent a mortality and expense risk charge of 0.60%, 0.80%, 0.90%, 0.95%, 1.15% and 1.20%, respectively.

                                                                                                     PERIOD FROM
                                                                                                   OCTOBER 1, 1996
                                                                                                   (EFFECTIVE DATE)
          PORTFOLIO NAME                                 YEAR ENDED 1997                         TO DECEMBER 31, 1996
---------------------------------------------------------------------------------------------------------------------
                                       P1         P3           P4           P5          P6
                                       --         --           --           --          --
CAPITAL APPRECIATION FUND
  Unit Value at beginning of
    year..........................  $ 1.000    $  1.000    $    1.028    $  1.000    $  1.000      $         1.000
  Unit Value at end of year.......    1.290       1.285         1.285       1.282       1.279                1.028
  Number of units outstanding at
    end of year...................   68,643     126,822     1,445,911      58,734     350,624              293,629
HIGH YIELD BOND TRUST
  Unit Value at beginning of
    year..........................  $ 1.000    $  1.000    $    1.031    $  1.000    $  1.000      $         1.000
  Unit Value at end of year.......    1.196       1.191         1.191       1.188       1.186                1.031
  Number of units outstanding at
    end of year...................      197       7,092        28,158       3,683       3,815                6,520
MANAGED ASSETS TRUST
  Unit Value at beginning of
    year..........................  $ 1.000    $  1.000    $    1.043    $  1.000    $  1.000      $         1.000
  Unit Value at end of year.......    1.258       1.254         1.253       1.250       1.247                1.043
  Number of units outstanding at
    end of year...................    5,565      74,574       287,178      12,488     223,823               78,508
AMERICAN ODYSSEY FUNDS, INC.
  AMERICAN ODYSSEY CORE EQUITY
    FUND
  Unit Value at beginning of
    year..........................  $ 1.000    $  1.000    $    1.080    $  1.000    $  1.000      $         1.000
  Unit Value at end of year.......    1.417       1.412         1.411       1.408       1.405                1.080
  Number of units outstanding at
    end of year...................    1,292     185,044     2,781,580      95,491      42,002              496,794
  AMERICAN ODYSSEY EMERGING
    OPPORTUNITIES FUND
  Unit Value at beginning of
    year..........................  $ 1.000    $  1.000    $    0.885    $  1.000    $  1.000      $         1.000
  Unit Value at end of year.......    0.942       0.939         0.938       0.936       0.934                0.885
  Number of units outstanding at
    end of year...................    5,090     129,811     2,458,031      24,064      33,718              404,384
  AMERICAN ODYSSEY GLOBAL HIGH-
    YIELD BOND FUND**
  Unit Value at beginning of
    year..........................  $     -    $  1.000    $    1.010    $  1.000    $  1.000      $         1.000
  Unit Value at end of year.......                1.062         1.062       1.059       1.057                1.010
  Number of units outstanding at
    end of year...................               29,906       472,674       4,094       5,622              116,408
  AMERICAN ODYSSEY INTERMEDIATE-
    TERM BOND FUND
  Unit Value at beginning of
    year..........................  $     -    $  1.000    $    1.107    $  1.000    $  1.000      $         1.000
  Unit Value at end of year.......                1.083         1.083       1.080       1.078                1.017
  Number of units outstanding at
    end of year...................               58,486       940,500      12,156      10,975              195,701
  AMERICAN ODYSSEY INTERNATIONAL
    EQUITY FUND
  Unit Value at beginning of
    year..........................  $ 1.000    $  1.000    $    1.091    $  1.000    $  1.000      $         1.000
  Unit Value at end of year.......    1.141       1.136         1.136       1.133       1.131                1.091
  Number of units outstanding at
    end of year...................    3,405     145,853     1,647,285      25,147      16,165              239,079

                                   APPENDIX A
                  CONDENSED FINANCIAL INFORMATION (1996-1997)
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

                                                                                                     PERIOD FROM
                                                                                                   OCTOBER 1, 1996
                                                                                                   (EFFECTIVE DATE)
          PORTFOLIO NAME                                 YEAR ENDED 1997                         TO DECEMBER 31, 1996
---------------------------------------------------------------------------------------------------------------------
                                       P1         P3           P4           P5          P6
                                       --         --           --           --          --
  AMERICAN ODYSSEY LONG-TERM BOND
    FUND
  Unit Value at beginning of
    year..........................  $     -    $  1.000    $    1.022    $  1.000    $  1.000      $         1.000
  Unit Value at end of year.......                1.135         1.135       1.132       1.130                1.022
  Number of units outstanding at
    end of year...................              115,168     1,504,310      24,590      22,291              232,943
TRAVELERS SERIES FUND, INC.
  ALLIANCE GROWTH PORTFOLIO
  Unit Value at beginning of
    year..........................  $ 1.000    $  1.000    $    1.065    $  1.000    $  1.000      $         1.000
  Unit Value at end of year.......    1.367       1.362         1.361       1.358       1.355                1.065
  Number of units outstanding at
    end of year...................   10,959      27,182       315,371      25,227      46,772               44,777
  MFS TOTAL RETURN PORTFOLIO
  Unit Value at beginning of
    year..........................  $ 1.000    $  1.000    $    1.045    $  1.000    $  1.000      $         1.000
  Unit Value at end of year.......    1.260       1.256         1.255       1.252       1.249                1.045
  Number of units outstanding at
    end of year...................    9,157      11,241        20,522      23,942      89,438                2,087
  PUTNAM DIVERSIFIED INCOME
    PORTFOLIO
  Unit Value at beginning of
    year..........................  $ 1.000    $  1.000    $    1.019    $  1.000    $  1.000      $         1.000
  Unit Value at end of year.......    1.092       1.088         1.088       1.085       1.083                1.019
  Number of units outstanding at
    end of year...................    6,058       1,776        36,214       2,136      17,658               12,636
  SMITH BARNEY HIGH INCOME
    PORTFOLIO
  Unit Value at beginning of
    year..........................  $     -    $  1.000    $    1.042    $  1.000    $  1.000      $         1.000
  Unit Value at end of year.......                1.176         1.176       1.173       1.171                1.042
  Number of units outstanding at
    end of year...................                3,775        34,790       2,552       6,261                  278
  SMITH BARNEY INTERNATIONAL
    EQUITY PORTFOLIO
  Unit Value at beginning of
    year..........................  $ 1.000    $  1.000    $    1.017    $  1.000    $  1.000      $         1.000
  Unit Value at end of year.......    1.040       1.036         1.035       1.033       1.031                1.017
  Number of Units outstanding at
    end of year...................    6,580      17,229        97,802       4,658       5,601                8,808
  SMITH BARNEY LARGE CAP VALUE
    PORTFOLIO
  Unit Value at beginning of
    year..........................  $ 1.000    $  1.000    $    1.058    $  1.000    $  1.000      $         1.000
  Unit Value at end of year.......    1.334       1.329         1.328       1.324       1.322                1.058
  Number of units outstanding at
    end of year...................    7,515      75,718     1,048,182       9,074      51,250              270,469
  SMITH BARNEY MONEY MARKET
    PORTFOLIO
  Unit Value at beginning of
    year..........................  $     -    $  1.000    $    1.010    $  1.000    $  1.000      $         1.000
  Unit Value at end of year.......                1.052         1.051       1.048       1.047                1.010
  Number of units outstanding at
    end of year...................               19,062       124,936      24,063      39,703               56,124
THE TRAVELERS SERIES TRUST
  EQUITY INCOME PORTFOLIO (7/97)*
  Unit Value at beginning of
    year..........................  $     -    $  1.000    $        -    $  1.000    $  1.000                  n/a
  Unit Value at end of year.......                1.062                     1.061       1.060
  Number of units outstanding at
    end of year...................               66,733                     3,543       2,047

                                   APPENDIX A
                  CONDENSED FINANCIAL INFORMATION (1996-1997)
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

                                                                                                     PERIOD FROM
                                                                                                   OCTOBER 1, 1996
                                                                                                   (EFFECTIVE DATE)
          PORTFOLIO NAME                                 YEAR ENDED 1997                         TO DECEMBER 31, 1996
---------------------------------------------------------------------------------------------------------------------
                                       P1         P3           P4           P5          P6
                                       --         --           --           --          --
  FEDERATED HIGH YIELD
    PORTFOLIO(10/97)*
  Unit Value at beginning of
    year..........................  $     -    $  1.000    $        -    $  1.000    $      -                  n/a
  Unit Value at end of year.......                1.011                     1.010
  Number of units outstanding at
    end of year...................                3,118                       123
  FEDERATED STOCK PORTFOLIO(7/97)*
  Unit Value at beginning of
    year..........................  $     -    $  1.000    $        -    $  1.000    $  1.000                  n/a
  Unit Value at end of year.......                1.083                     1.082       1.081
  Number of units outstanding at
    end of year...................               21,106                     1,133         205
  LARGE CAP PORTFOLIO(7/97)*
  Unit Value at beginning of
    year..........................  $     -    $  1.000    $        -    $  1.000    $      -                  n/a
  Unit Value at end of year.......                1.028                     1.027
  Number of units outstanding at
    end of year...................               15,144                     3,857
  LAZARD INTERNATIONAL STOCK
    PORTFOLIO(8/97)*
  Unit Value at beginning of
    year..........................  $     -    $  1.000    $        -    $  1.000    $  1.000                  n/a
  Unit Value at end of year.......                0.979                     0.978       0.978
  Number of units outstanding at
    end of year...................                3,686                       896         513
  SOCIAL AWARENESS STOCK PORTFOLIO
  Unit Value at beginning of
    year..........................  $ 1.000    $  1.000    $    1.036    $  1.000    $  1.000      $         1.000
  Unit Value at end of year.......    1.311       1.307         1.306       1.303       1.300                1.036
  Number of units outstanding at
    end of year...................    1,465       6,831       124,610       4,603      58,974               35,689
  TRAVELERS QUALITY BOND PORTFOLIO
    (9/97)*
  Unit Value at beginning of
    year..........................  $     -    $      -    $    1.000    $  1.000    $  1.000                  n/a
  Unit Value at end of year.......                              1.020       1.020       1.019
  Number of units outstanding at
    end of year...................                              5,949       9,879       9,055
  U.S. GOVERNMENT SECURITIES
    PORTFOLIO
  Unit Value at beginning of
    year..........................  $     -    $  1.000    $    1.025    $  1.000    $  1.000      $         1.000
  Unit Value at end of year.......                1.145         1.144       1.141       1.139                1.025
  Number of units outstanding at
    end of year...................                3,011        81,229       2,710      14,373               51,072
  UTILITIES PORTFOLIO
  Unit Value at beginning of
    year..........................  $ 1.000    $  1.000    $    1.034    $  1.000    $  1.000      $         1.000
  Unit Value at end of year.......    1.289       1.284         1.283       1.280       1.278                1.034
  Number of units outstanding at
    end of year...................    1,494       1,816        23,673         538         462                7,796

The financial statements of Separate Account QP are contained in the Annual Report which should be read along with this information and which is incorporated by reference into the SAI. The consolidated financial statements of The Travelers Insurance Company and Subsidiaries are contained in the SAI.

Funding options not listed above were not yet available through the Separate Account as of December 31, 1997.

 * Reflects date money first came into funding option through the Separate Account.

** Formerly American Odyssey Short-Term Bond Fund. The name, investment objective, and investment subadviser of this fund were changed pursuant to a shareholder vote effective May 1, 1998.

(1) As of December 31, 1997 no contracts had been sold with a mortality and expense risk charge of .80%.

(2) The .90% mortality and expense risk charge is currently sold only through Gold Track Select Contracts.

                                   APPENDIX A
                     CONDENSED FINANCIAL INFORMATION (1998)
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                            ACCUMULATION UNIT VALUES

          PORTFOLIO NAME                                           YEAR ENDED 1998
-----------------------------------------------------------------------------------------------------------------
                                       P1           P2            P3            P4           P5           P6
                                       --           --            --            --           --           --
CAPITAL APPRECIATION FUND
  Unit Value at beginning of
    year..........................  $  1.290    $    1.287    $    1.285    $    1.285    $  1.282    $    1.279
  Unit Value at end of year.......     2.073         2.063         2.059         2.056       2.047         2.040
  Number of units outstanding at
    end of year...................   413,409       241,615     2,581,625     2,358,987     429,279       961,744
DREYFUS STOCK INDEX FUND
  Unit Value at beginning of
    year..........................  $  1.424    $    1.421    $    1.419    $    1.418    $  1.415    $    1.412
  Unit Value at end of year.......     1.815         1.807         1.803         1.801       1.793         1.787
  Number of units outstanding at
    end of year...................   138,866            33             -     2,284,987     257,393     1,121,361
HIGH YIELD BOND TRUST
  Unit Value at beginning of
    year..........................  $  1.196    $    1.193    $    1.191    $    1.191    $  1.188    $    1.186
  Unit Value at end of year.......     1.267         1.261         1.258         1.257       1.251         1.247
  Number of units outstanding at
    end of year...................       533         3,334       255,952        54,195      33,994        28,684
MANAGED ASSETS TRUST
  Unit Value at beginning of
    year..........................  $  1.258    $    1.255    $    1.254    $    1.253    $  1.250    $    1.247
  Unit Value at end of year.......     1.519         1.512         1.509         1.507       1.500         1.495
  Number of units outstanding at
    end of year...................    23,844        51,150     1,472,171       602,633     146,528       299,403
MONEY MARKET PORTFOLIO (9/98)
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $    1.000    $    1.000    $  1.000    $    1.000
  Unit Value at end of year.......     1.013         1.012         1.012         1.012       1.011         1.011
  Number of units outstanding at
    end of year...................         -        16,146         9,415             -       3,453             -
AMERICAN ODYSSEY FUNDS, INC.
  AMERICAN ODYSSEY CORE EQUITY
    FUND
  Unit Value at beginning of
    year..........................  $  1.417    $    1.414    $    1.412    $    1.411    $  1.408    $    1.405
  Unit Value at end of year.......     1.628         1.620         1.617         1.615       1.608         1.603
  Number of units outstanding at
    end of year...................    58,294     1,060,046     3,149,947     3,478,529     347,272       153,298
  AMERICAN ODYSSEY EMERGING
    OPPORTUNITIES FUND
  Unit Value at beginning of
    year..........................  $  0.942    $    0.940    $    0.939    $    0.938    $  0.936    $    0.934
  Unit Value at end of year.......     0.856         0.852         0.850         0.849       0.845         0.842
  Number of units outstanding at
    end of year...................    70,995     1,040,352     2,811,132     3,784,469     236,065        68,535
  AMERICAN ODYSSEY GLOBAL HIGH-
    YIELD BOND FUND**
  Unit Value at beginning of
    year..........................  $  1.066    $    1.064    $    1.062    $    1.062    $  1.059    $    1.057
  Unit Value at end of year.......     1.020         1.015         1.013         1.012       1.007         1.004
  Number of units outstanding at
    end of year...................     3,181       320,821       770,544     1,102,248      64,167        14,668
  AMERICAN ODYSSEY INTERMEDIATE-
    TERM BOND FUND
  Unit Value at beginning of
    year..........................  $  1.087    $    1.085    $    1.083    $    1.083    $  1.080    $    1.078
  Unit Value at end of year.......     1.172         1.167         1.164         1.163       1.158         1.154
  Number of units outstanding at
    end of year...................     1,407       520,065     1,072,949     1,143,580      55,670        30,548
  AMERICAN ODYSSEY INTERNATIONAL
    EQUITY FUND
  Unit Value at beginning of
    year..........................  $  1.141    $    1.138    $    1.136    $    1.136    $  1.133    $    1.131
  Unit Value at end of year.......     1.302         1.297         1.294         1.292       1.286         1.282
  Number of units outstanding at
    end of year...................    20,676       791,438     2,315,866     2,595,394     210,146        35,028

                                   APPENDIX A
                     CONDENSED FINANCIAL INFORMATION (1998)
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

          PORTFOLIO NAME                                           YEAR ENDED 1998
-----------------------------------------------------------------------------------------------------------------
                                       P1           P2            P3            P4           P5           P6
                                       --           --            --            --           --           --
  AMERICAN ODYSSEY LONG-TERM BOND
    FUND
  Unit Value at beginning of
    year..........................  $  1.140    $    1.137    $    1.135    $    1.135    $  1.132    $    1.130
  Unit Value at end of year.......     1.235         1.230         1.227         1.226       1.220         1.216
  Number of units outstanding at
    end of year...................     6,982       872,955     2,127,335     2,268,910     154,138        50,376
DELAWARE GROUP PREMIUM FUND, INC.
  SMALL CAP VALUE SERIES (9/98)
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $    1.000    $    1.000    $  1.000    $    1.000
  Unit Value at end of year.......     1.121         1.120         1.119         1.120       1.120         1.119
  Number of units outstanding at
    end of year...................         -         2,407             -         3,994           -           124
DREYFUS VARIABLE INVESTMENT FUND
  CAPITAL APPRECIATION PORTFOLIO
    (5/98)
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $    1.000    $    1.000    $  1.000    $    1.000
  Unit Value at end of year.......     1.077         1.076         1.076         1.075       1.074         1.074
  Number of units outstanding at
    end of year...................       502        60,832        18,841         6,816       1,944             -
  SMALL CAP PORTFOLIO (5/98)
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $    1.000    $    1.000    $  1.000    $    1.000
  Unit Value at end of year.......     1.199         1.198         1.198         1.198       1.197         1.196
  Number of units outstanding at
    end of year...................         -         1,748         2,563             -       1,114         6,726
MONTGOMERY FUNDS III
  MONTGOMERY VARIABLE SERIES
    GROWTH FUND (11/98)
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $    1.000    $    1.000    $  1.000    $    1.000
  Unit Value at end of year.......     1.071         1.071         1.070         1.070       1.070         1.070
  Number of units outstanding at
    end of year...................         -             -           338             -           -             -
OCC ACCUMULATION TRUST
  EQUITY PORTFOLIO (5/98)
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $    1.000    $    1.000    $  1.000    $    1.000
  Unit Value at end of year.......     1.146         1.145         1.145         1.145       1.144         1.144
  Number of units outstanding at
    end of year...................         -             -         2,056             -           -             -
SALOMON BROTHERS VARIABLE SERIES
  FUNDS, INC.
  SALOMON BROTHERS VARIABLE
    CAPITAL FUND (10/98)
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $    1.000    $    1.000    $  1.000    $    1.000
  Unit Value at end of year.......     1.147         1.146         1.146         1.146       1.146         1.145
  Number of units outstanding at
    end of year...................         -         4,438           246             -         164             -
  SALOMON BROTHERS VARIABLE
    INVESTORS FUND (10/98)
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $    1.000    $    1.000    $  1.000    $    1.000
  Unit Value at end of year.......     1.206         1.206         1.206         1.205       1.205         1.204
  Number of units outstanding at
    end of year...................         -         1,374             -             -           -             -

                                   APPENDIX A
                     CONDENSED FINANCIAL INFORMATION (1998)
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

          PORTFOLIO NAME                                           YEAR ENDED 1998
-----------------------------------------------------------------------------------------------------------------
                                       P1           P2            P3            P4           P5           P6
                                       --           --            --            --           --           --
  SALOMON BROTHERS VARIABLE TOTAL
    RETURN FUND (9/98)
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $    1.000    $    1.000    $  1.000    $    1.000
  Unit Value at end of year.......     1.060         1.059         1.059         1.059       1.058         1.058
  Number of units outstanding at
    end of year...................         -         6,719             -             -           -             -
STRONG VARIABLE INSURANCE FUNDS,
  INC.
  STRONG, SCHAFER VALUE FUND II
    (5/98)
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $    1.000    $    1.000    $  1.000    $    1.000
  Unit Value at end of year.......     1.291         1.291         1.290         1.290       1.289         1.289
  Number of units outstanding at
    end of year...................         -         1,963           325             -          41             -
TRAVELERS SERIES FUND, INC.
  ALLIANCE GROWTH PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.367    $    1.363    $    1.362    $    1.361    $  1.358    $    1.355
  Unit Value at end of year.......     1.753         1.746         1.742         1.740       1.732         1.726
  Number of units outstanding at
    end of year...................    32,748        66,181     1,050,338       571,621     201,618       121,866
  MFS TOTAL RETURN PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.260    $    1.257    $    1.256    $    1.255    $  1.252    $    1.249
  Unit Value at end of year.......     1.399         1.393         1.390         1.388       1.382         1.377
  Number of units outstanding at
    end of year...................    67,299        85,454       338,122        38,600     114,873        90,723
  PUTNAM DIVERSIFIED INCOME
    PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.092    $    1.090    $    1.088    $    1.088    $  1.085    $    1.083
  Unit Value at end of year.......     1.093         1.088         1.086         1.084       1.080         1.076
  Number of units outstanding at
    end of year...................    31,397        36,325        95,775        46,716      89,751        82,211
  SMITH BARNEY HIGH INCOME
    PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.180    $    1.178    $    1.176    $    1.176    $  1.173    $    1.171
  Unit Value at end of year.......     1.179         1.173         1.171         1.170       1.165         1.161
  Number of units outstanding at
    end of year...................         -         2,810       131,098        44,716      14,828        38,681
  SMITH BARNEY INTERNATIONAL
    EQUITY PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.040    $    1.037    $    1.036    $    1.035    $  1.033    $    1.031
  Unit Value at end of year.......     1.101         1.096         1.093         1.092       1.087         1.083
  Number of units outstanding at
    end of year...................    13,292         4,211       180,603       118,339      54,366        18,937
  SMITH BARNEY LARGE
    CAPITALIZATION GROWTH
    PORTFOLIO(5/98)
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $    1.000    $    1.000    $  1.000    $    1.000
  Unit Value at end of year.......     1.314         1.313         1.313         1.313       1.312         1.311
  Number of units outstanding at
    end of year...................         -             -         4,942             -           -             -
  SMITH BARNEY LARGE CAP VALUE
    PORTFOLIO (5/98)*
  Unit Value at beginning of
    year..........................  $  1.334    $    1.330    $    1.329    $    1.328    $  1.324    $    1.322
  Unit Value at end of year.......     1.456         1.449         1.446         1.445       1.438         1.433
  Number of units outstanding at
    end of year...................    21,635         7,331       509,575     1,199,090      81,366       190,418

                                   APPENDIX A
                     CONDENSED FINANCIAL INFORMATION (1998)
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)


          PORTFOLIO NAME                                           YEAR ENDED 1998
-----------------------------------------------------------------------------------------------------------------
                                       P1           P2            P3            P4           P5           P6
                                       --           --            --            --           --           --
  SMITH BARNEY MONEY MARKET
    PORTFOLIO (5/98)*
  Unit Value at beginning of
    year..........................  $  1.056    $    1.053    $    1.052    $    1.051    $  1.048    $    1.047
  Unit Value at end of year.......     1.102         1.097         1.095         1.094       1.089         1.085
  Number of units outstanding at
    end of year...................         -         2,799       296,260       433,846     371,996       237,923
THE TRAVELERS SERIES TRUST
  DISCIPLINED MID CAP STOCK
    PORTFOLIO(5/98)
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $    1.000    $    1.000    $  1.000    $    1.000
  Unit Value at end of year.......     1.222         1.289         1.289         1.288       1.288         1.287
  Number of units outstanding at
    end of year...................         9         1,037             -             -         111             -
  DISCIPLINED SMALL CAP STOCK
    PORTFOLIO (5/98)*
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $    1.000    $    1.000    $  1.000    $    1.000
  Unit Value at end of year.......     1.091         1.091         1.088         1.091       1.087         1.090
  Number of units outstanding at
    end of year...................         -             -           113             -         172             -
  EQUITY INCOME PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.063    $    1.062    $    1.062    $    1.062    $  1.061    $    1.060
  Unit Value at end of year.......     1.187         1.184         1.182         1.182       1.178         1.176
  Number of units outstanding at
    end of year...................         -        86,915     2,633,036             -     163,749        27,697
  FEDERATED HIGH YIELD PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.011    $    1.011    $    1.011    $    1.011    $  1.010    $    1.010
  Unit Value at end of year.......     1.053         1.050         1.049         1.048       1.046         1.044
  Number of units outstanding at
    end of year...................         -        11,120        99,171             -       5,125           678
  FEDERATED STOCK PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.084    $    1.083    $    1.083    $    1.083    $  1.082    $    1.081
  Unit Value at end of year.......     1.270         1.266         1.264         1.263       1.259         1.257
  Number of units outstanding at
    end of year...................         -         8,544       591,770             -      14,772           972
  LARGE CAP PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.029    $    1.028    $    1.028    $    1.027    $  1.027    $    1.026
  Unit Value at end of year.......     1.386         1.382         1.380         1.379       1.375         1.372
  Number of units outstanding at
    end of year...................         -        10,852       520,424             -      68,162         1,349
  LAZARD INTERNATIONAL STOCK
    PORTFOLIO
  Unit Value at beginning of
    year..........................  $  0.981    $    0.980    $    0.979    $    0.979    $  0.978    $    0.978
  Unit Value at end of year.......     1.098         1.095         1.093         1.092       1.089         1.087
  Number of units outstanding at
    end of year...................         -         6,737       139,586             -      20,939        32,949
  MFS MID CAP GROWTH PORTFOLIO
    (5/98)*
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $    1.000    $    1.000    $  1.000    $    1.000
  Unit Value at end of year.......     1.213         1.212         1.212         1.212       1.211         1.211
  Number of units outstanding at
    end of year...................         -         1,512           538             -           -             -
  MFS RESEARCH PORTFOLIO (5/98)*
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $    1.000    $    1.000    $  1.000    $    1.000
  Unit Value at end of year.......     1.245         1.245         1.245         1.244       1.244         1.243
  Number of units outstanding at
    end of year...................     4,261         7,232           214             -           -             -

                                   APPENDIX A
                     CONDENSED FINANCIAL INFORMATION (1998)
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

          PORTFOLIO NAME                                           YEAR ENDED 1998
-----------------------------------------------------------------------------------------------------------------
                                       P1           P2            P3            P4           P5           P6
                                       --           --            --            --           --           --
  SOCIAL AWARENESS STOCK PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.311    $    1.308    $    1.307    $    1.306    $  1.303    $    1.300
  Unit Value at end of year.......     1.724         1.716         1.712         1.711       1.703         1.697
  Number of units outstanding at
    end of year...................    12,064        18,134       417,397       293,875      81,076       157,955
  STRATEGIC STOCK PORTFOLIO
    (5/98)*
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $    1.000    $    1.000    $  1.000    $    1.000
  Unit Value at end of year.......     1.072         1.071         1.071         1.071       1.070         1.070
  Number of units outstanding at
    end of year...................         -             -           866             -           -             -
  TRAVELERS QUALITY BOND PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.021    $    1.021    $    1.020    $    1.020    $  1.020    $    1.019
  Unit Value at end of year.......     1.102         1.099         1.098         1.097       1.094         1.092
  Number of units outstanding at
    end of year...................       228            32           806        21,396      23,910       101,354
  U.S. GOVERNMENT SECURITIES
    PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.149    $    1.146    $    1.145    $    1.144    $  1.141    $    1.139
  Unit Value at end of year.......     1.259         1.253         1.250         1.249       1.243         1.239
  Number of units outstanding at
    end of year...................     6,143        29,647       210,497       145,195      22,572        62,648
  UTILITIES PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.289    $    1.285    $    1.284    $    1.283    $  1.280    $    1.278
  Unit Value at end of year.......     1.514         1.507         1.504         1.502       1.495         1.490
  Number of units outstanding at
    end of year...................     6,675         1,413        77,322        43,847      15,300         6,389
WARBURG PINCUS TRUST
  EMERGING MARKETS PORTFOLIO
    (10/98)*
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $    1.000    $    1.000    $  1.000    $    1.000
  Unit Value at end of year.......     1.080         1.079         1.079         1.079       1.079         1.078
  Number of units outstanding at
    end of year...................         -           285           309             -           -             -

For 1998, unit values are shown for all mortality and expense risk charges even if there are no units outstanding. This information was not presented in prior years.

The financial statements of Separate Account QP are contained in the Annual Report which should be read along with this information and which is incorporated by reference into the SAI. The consolidated financial statements of The Travelers Insurance Company and Subsidiaries are contained in the SAI.

Funding options not listed above were not yet available through the Separate Account as of December 31, 1998.

 * Reflects date money first came into funding option through the Separate Account.

** Formerly American Odyssey Short-Term Bond Fund. The name, investment objective, and investment subadviser of this fund were changed pursuant to a shareholder vote effective May 1, 1998.

                                   APPENDIX A
                     CONDENSED FINANCIAL INFORMATION (1999)
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                            ACCUMULATION UNIT VALUES


            PORTFOLIO NAME                                             YEAR ENDED 1999
----------------------------------------------------------------------------------------------------------------------
                                           P1           P2             P3            P4           P5           P6
                                           --           --             --            --           --           --
CAPITAL APPRECIATION FUND* (10/96)
  Unit Value at beginning of year.....  $  2.073         2.063          2.059         2.056       2.047         2.040
  Unit Value at end of year...........     3.163         3.143          3.132         3.127       3.107         3.092
  Number of units outstanding at end
    of year...........................   437,009       215,894      5,825,126     3,623,345     809,231     1,271,961
HIGH YIELD BOND TRUST (10/96)
  Unit Value at beginning of year.....  $  1.267         1.261          1.258         1.257       1.251         1.247
  Unit Value at end of year...........     1.315         1.306          1.302         1.300       1.292         1.285
  Number of units outstanding at end
    of year...........................     4,573       245,914        715,406        78,777      64,829        42,157
MANAGED ASSETS TRUST (10/96)
  Unit Value at beginning of year.....  $  1.519         1.512          1.509         1.507       1.500         1.495
  Unit Value at end of year...........     1.724         1.713          1.708         1.705       1.694         1.686
  Number of units outstanding at end
    of year...........................    95,510     2,139,292      6,231,885       975,651     274,379       362,589
MONEY MARKET PORTFOLIO (9/98)
  Unit Value at beginning of year.....  $  1.013         1.012          1.012         1.012       1.011         1.011
  Unit Value at end of year...........     1.057         1.054          1.053         1.052       1.049         1.047
  Number of units outstanding at end
    of year...........................        --     1,193,784      1,189,996            --      41,317           108
AMERICAN ODYSSEY FUNDS, INC.
  AMERICAN ODYSSEY CORE EQUITY FUND
    (10/96)
  Unit Value at beginning of year.....  $  1.628         1.620          1.617         1.615       1.608         1.603
  Unit Value at end of year...........     1.613         1.603          1.598         1.595       1.585         1.577
  Number of units outstanding at end
    of year...........................    92,195     5,408,519     12,359,933     4,369,219     763,197       186,669
  AMERICAN ODYSSEY EMERGING
    OPPORTUNITIES FUND (10/96)
  Unit Value at beginning of year.....  $  0.856         0.852          0.850         0.849       0.845         0.842
  Unit Value at end of year...........     1.163         1.155          1.152         1.150       1.142         1.137
  Number of units outstanding at end
    of year...........................    92,398     5,098,615     11,854,378     5,046,010     627,445        91,325
  AMERICAN ODYSSEY GLOBAL HIGH-YIELD
    BOND FUND (10/96)
  Unit Value at beginning of year.....  $  1.020         1.015          1.013         1.012       1.007         1.004
  Unit Value at end of year...........     1.122         1.115          1.111         1.110       1.102         1.097
  Number of units outstanding at end
    of year...........................    11,641     1,603,123      3,452,649     1,544,303     190,747        18,326
  AMERICAN ODYSSEY INTERMEDIATE-TERM
    BOND FUND (10/96)
  Unit Value at beginning of year.....  $  1.172         1.167          1.164         1.163       1.158         1.154
  Unit Value at end of year...........     1.183         1.175          1.171         1.169       1.162         1.156
  Number of units outstanding at end
    of year...........................    17,748     2,250,902      4,575,483     1,395,719     169,831        33,765
  AMERICAN ODYSSEY INTERNATIONAL
    EQUITY FUND (10/96)
  Unit Value at beginning of year.....  $  1.302         1.297          1.294         1.292       1.286         1.282
  Unit Value at end of year...........     1.716         1.705          1.699         1.696       1.685         1.677
  Number of units outstanding at end
    of year...........................    58,143     5,139,992      9,785,093     3,370,475     564,777        37,869
  AMERICAN ODYSSEY LONG-TERM BOND FUND
    (10/96)
  Unit Value at beginning of year.....  $  1.235         1.230          1.227         1.226       1.220         1.216
  Unit Value at end of year...........     1.194         1.186          1.183         1.181       1.173         1.167
  Number of units outstanding at end
    of year...........................     8,580     4,355,250      9,288,007     2,940,609     415,013        56,766

                                   APPENDIX A
                     CONDENSED FINANCIAL INFORMATION (1999)
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)


            PORTFOLIO NAME                                             YEAR ENDED 1999
----------------------------------------------------------------------------------------------------------------------
                                           P1           P2             P3            P4           P5           P6
                                           --           --             --            --           --           --
DELAWARE GROUP PREMIUM FUND
  REIT SERIES (1/99)
  Unit Value at beginning of year.....     1.000         1.000          1.000         1.000       1.000         1.000
  Unit Value at end of year...........     0.958         0.956          0.955         0.954       0.952         0.951
  Number of units outstanding at end
    of year...........................        --        17,064         31,985            --       2,453            --
  SMALL CAP VALUE SERIES (9/98)
  Unit Value at beginning of year.....  $  1.121         1.120          1.119         1.120       1.120         1.119
  Unit Value at end of year...........     1.060         1.057          1.056         1.055       1.053         1.051
  Number of units outstanding at end
    of year...........................        --        86,532        128,715            --       9,931            --
DREYFUS VARIABLE INVESTMENT FUND
  APPRECIATION PORTFOLIO (7/98)(2)
  Unit Value at beginning of year.....  $  1.077         1.076          1.076         1.075       1.074         1.074
  Unit Value at end of year...........     1.193         1.190          1.188         1.187       1.184         1.181
  Number of units outstanding at end
    of year...........................     3,743     6,527,393      5,775,356        67,059     100,924        26,484
  SMALL CAP PORTFOLIO (9/98)
  Unit Value at beginning of year.....  $  1.199         1.198          1.198         1.198       1.197         1.196
  Unit Value at end of year...........     1.467         1.464          1.462         1.461       1.457         1.454
  Number of units outstanding at end
    of year...........................    63,771       363,977        437,132       106,854      44,319        15,312
GREENWICH STREET SERIES FUND
EQUITY INCOME PORTFOLIO II (5/99)
  Unit Value at beginning of year.....     1.000         1.000          1.000         1.000       1.000         1.000
  Unit Value at end of year...........     1.094         1.093          1.092         1.092       1.091         1.090
  Number of units outstanding at end
    of year...........................        --     1,014,729      1,901,306            --      11,806         4,744
MONTGOMERY FUNDS III
  MONTGOMERY VARIABLE SERIES GROWTH
    FUND (11/98)
  Unit Value at beginning of year.....  $  1.071         1.071          1.070         1.070       1.070         1.070
  Unit Value at end of year...........     1.286         1.283          1.281         1.281       1.278         1.275
  Number of units outstanding at end
    of year...........................        --        38,431         77,542            --          43            57
OCC ACCUMULATION TRUST
  EQUITY PORTFOLIO (10/98)
  Unit Value at beginning of year.....  $  1.146         1.145          1.145         1.145       1.144         1.144
  Unit Value at end of year...........     1.168         1.165          1.163         1.163       1.160         1.158
  Number of units outstanding at end
    of year...........................        --       103,534      1,085,047            --       3,604            --
SALOMON BROTHERS VARIABLE SERIES
  FUNDS, INC.
  CAPITAL FUND (10/98)
  Unit Value at beginning of year.....  $  1.147         1.146          1.146         1.146       1.146         1.145
  Unit Value at end of year...........     1.392         1.388          1.387         1.386       1.383         1.380
  Number of units outstanding at end
    of year...........................        --        88,070        200,061            --       6,664           196
  INVESTORS FUND (10/98)
  Unit Value at beginning of year.....  $  1.206         1.206          1.206         1.205       1.205         1.204
  Unit Value at end of year...........     1.339         1.336          1.334         1.333       1.330         1.328
  Number of units outstanding at end
    of year...........................       106        66,421         62,568         4,318       1,501         2.737

                                   APPENDIX A
                     CONDENSED FINANCIAL INFORMATION (1999)
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)


            PORTFOLIO NAME                                             YEAR ENDED 1999
----------------------------------------------------------------------------------------------------------------------
                                           P1           P2             P3            P4           P5           P6
                                           --           --             --            --           --           --
SALOMON BROTHERS VARIABLE SERIES
  FUNDS, INC. (CONT.)
  TOTAL RETURN FUND (9/98)
  Unit Value at beginning of year.....  $  1.060         1.059          1.059         1.059       1.058         1.058
  Unit Value at end of year...........     1.062         1.059          1.058         1.057       1.054         1.052
  Number of units outstanding at end
    of year...........................        --        30,146        128,948            --       1,458            --
STRONG VARIABLE INSURANCE FUNDS, INC.
  STRONG, SCHAFER VALUE FUND II (9/98)
  Unit Value at beginning of year.....  $  1.291         1.291          1.290         1.290       1.289         1.289
  Unit Value at end of year...........     1.247         1.244          1.242         1.242       1.238         1.236
  Number of units outstanding at end
    of year...........................        --        15,579         16,658            --         275            --
TRAVELERS SERIES FUND
  ALLIANCE GROWTH PORTFOLIO (10/96)
  Unit Value at beginning of year.....  $  1.753         1.746          1.742         1.740       1.732         1.726
  Unit Value at end of year...........     2.305         2.290          2.283         2.279       2.265         2.254
  Number of units outstanding at end
    of year...........................    99,102     3,927,438      4,335,442       776,729     300,983       182,765
  MFS TOTAL RETURN PORTFOLIO(10/96)
  Unit Value at beginning of year.....  $  1.399         1.393          1.390         1.388       1.382         1.377
  Unit Value at end of year...........     1.427         1.418          1.414         1.411       1.402         1.395
  Number of units outstanding at end
    of year...........................    76,473     1,023,136      1,607,844       113,121     238,310       136,549
  PUTNAM DIVERSIFIED INCOME PORTFOLIO
    (10/96)
  Unit Value at beginning of year.....  $  1.093         1.088          1.086         1.084       1.080         1.076
  Unit Value at end of year...........     1.098         1.091          1.088         1.086       1.079         1.074
  Number of units outstanding at end
    of year...........................     9,311       278,395        249,302        59,424     139,658       227,738
  SMITH BARNEY HIGH INCOME PORTFOLIO
    (10/96)
  Unit Value at beginning of year.....  $  1.179         1.173          1.171         1.170       1.165         1.161
  Unit Value at end of year...........     1.202         1.194          1.191         1.189       1.181         1.176
  Number of units outstanding at end
    of year...........................       306       230,410        469,907        69,835      19,237        49,357
  SMITH BARNEY INTERNATIONAL EQUITY
    PORTFOLIO
  Unit Value at beginning of year.....  $  1.101         1.096          1.093         1.092       1.087         1.083
  Unit Value at end of year...........     1.835         1.823          1.817         1.814       1.803         1.794
  Number of units outstanding at end
    of year...........................     6,115       349,576      1,188,533       209,539      92,095        25,632
  SMITH BARNEY LARGE CAPITALIZATION
    GROWTH PORTFOLIO(8/98)
  Unit Value at beginning of year.....  $  1.314         1.313          1.313         1.313       1.312         1.311
  Unit Value at end of year...........     1.709         1.704          1.702         1.701       1.697         1.693
  Number of units outstanding at end
    of year...........................        --       649,086        663,945        87,242      51,499         1,853
  SMITH BARNEY LARGE CAP VALUE*
    PORTFOLIO (10/98)
  Unit Value at beginning of year.....  $  1.456         1.449          1.446         1.445       1.438         1.433
  Unit Value at end of year...........     1.448         1.439          1.434         1.432       1.423         1.416
  Number of units outstanding at end
    of year...........................    64,998        77,050        896,535     1,338,259     107,554       218,475

                                   APPENDIX A
                     CONDENSED FINANCIAL INFORMATION (1999)
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)


            PORTFOLIO NAME                                             YEAR ENDED 1999
----------------------------------------------------------------------------------------------------------------------
                                           P1           P2             P3            P4           P5           P6
                                           --           --             --            --           --           --
SALOMON BROTHERS VARIABLE SERIES
  FUNDS, INC. (CONT.)
  SMITH BARNEY MONEY MARKET* PORTFOLIO
    (10/98)
  Unit Value at beginning of year.....  $  1.102         1.097          1.095         1.094       1.089         1.085
  Unit Value at end of year...........     1.148         1.141          1.137         1.135       1.128         1.122
  Number of units outstanding at end
    of year...........................   504,494        42,339        700,936       905,258     152,444       462,445
THE TRAVELERS SERIES TRUST
  DISCIPLINED MID CAP STOCK
    PORTFOLIO(9/98)
  Unit Value at beginning of year.....  $  1.222         1.289          1.289         1.288       1.288         1.287
  Unit Value at end of year...........     1.454         1.451          1.449         1.448       1.444         1.442
  Number of units outstanding at end
    of year...........................     5,028        45,075        240,631         3.806       1.943           542
  DISCIPLINED SMALL CAP STOCK
    PORTFOLIO (11/98)
  Unit Value at beginning of year.....  $  1.091         1.091          1.088         1.091       1.087         1.090
  Unit Value at end of year...........     1.306         1.303          1.301         1.301       1.298         1.296
  Number of units outstanding at end
    of year...........................       515         6,963         38,065         3,028       1,707            --
  EQUITY INCOME PORTFOLIO (7/97)
  Unit Value at beginning of year.....  $  1.187         1.184          1.182         1.182       1.178         1.176
  Unit Value at end of year...........     1.238         1.232          1.229         1.228       1.222         1.217
  Number of units outstanding at end
    of year...........................        --     2,144,584      6,669,310            --     312,472        57,889
  FEDERATED HIGH YIELD PORTFOLIO* (10/97)
  Unit Value at beginning of year.....  $  1.053         1.050          1.049         1.048       1.046         1.044
  Unit Value at end of year...........     1.079         1.074          1.072         1.070       1.066         1.062
  Number of units outstanding at end
    of year...........................        --        38,465        218,380            --      12,756         3,860
  FEDERATED STOCK PORTFOLIO (7/97)
  Unit Value at beginning of year.....  $  1.270         1.266          1.264         1.263       1.259         1.257
  Unit Value at end of year...........     1.329         1.323          1.320         1.318       1.311         1.307
  Number of units outstanding at end
    of year...........................        --       269,231      1,413,168            --      61,526         4,170
  LARGE CAP PORTFOLIO (7/97)
  Unit Value at beginning of year.....  $  1.386         1.382          1.380         1.379       1.375         1.372
  Unit Value at end of year...........     1.782         1.773          1.769         1.767       1.758         1.752
  Number of units outstanding at end
    of year...........................        --     2,550,992      4,955,852            --     234,329         7,759
  LAZARD INTERNATIONAL STOCK PORTFOLIO
    (8/97)
  Unit Value at beginning of year.....  $  1.098         1.095          1.093         1.092       1.089         1.087
  Unit Value at end of year...........     1.328         1.322          1.319         1.317       1.311         1.306
  Number of units outstanding at end
    of year...........................        --       369,840        440,369            --      65,435        36,439
  MFS MID CAP GROWTH PORTFOLIO (9/98)
  Unit Value at beginning of year.....  $  1.213         1.212          1.232         1.212       1.211         1.211
  Unit Value at end of year...........     1.979         1.974          1.972         1.971       1.966         1.962
  Number of units outstanding at end
    of year...........................       415       233,024        154,186         9,187       1,622            --
  MFS RESEARCH PORTFOLIO (10/98)
  Unit Value at beginning of year.....  $  1.245         1.245          1.245         1.244       1.244         1.243
  Unit Value at end of year...........     1.531         1.527          1.525         1.524       1.521         1.518
  Number of units outstanding at end
    of year...........................    18,357       301,212        120,603         4,975       1,167           350

                                   APPENDIX A
                     CONDENSED FINANCIAL INFORMATION (1999)
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)


            PORTFOLIO NAME                                             YEAR ENDED 1999
----------------------------------------------------------------------------------------------------------------------
                                           P1           P2             P3            P4           P5           P6
                                           --           --             --            --           --           --
SALOMON BROTHERS VARIABLE SERIES
  FUNDS, INC. (CONT.)
  SOCIAL AWARENESS STOCK PORTFOLIO
    (10/96)
  Unit Value at beginning of year.....  $  1.724         1.716          1.712         1.711       1.703         1.697
  Unit Value at end of year...........     1.985         1.972          1.966         1.963       1.950         1.941
  Number of units outstanding at end
    of year...........................    40,351       608,076      2,313,144       497,383     139,985       229,469
  STRATEGIC STOCK PORTFOLIO (9/98)
  Unit Value at beginning of year.....  $  1.072         1.071          1.071         1.071       1.070         1.070
  Unit Value at end of year...........     1.118         1.115          1.114         1.113       1.110         1.108
  Number of units outstanding at end
    of year...........................        --         4,596        324,249         5,368       1,500           334
  TRAVELERS QUALITY BOND PORTFOLIO
    (9/97)
  Unit Value at beginning of year.....  $  1.102         1.099          1.098         1.097       1.094         1.092
  Unit Value at end of year...........     1.107         1.102          1.100         1.098       1.093         1.090
  Number of units outstanding at end
    of year...........................     1,221       151,498        382,500        22,006     106,388       139,811
  U.S. GOVERNMENT SECURITIES PORTFOLIO
    (10/96)
  Unit Value at beginning of year.....  $  1.259         1.253          1.250         1.249       1.243         1.239
  Unit Value at end of year...........     1.199         1.192          1.188         1.186       1.178         1.172
  Number of units outstanding at end
    of year...........................        --       110,708        880,918       206,083      74,915       110,011
  UTILITIES PORTFOLIO (10/96)
  Unit Value at beginning of year.....  $  1.514         1.507          1.504         1.502       1.495         1.490
  Unit Value at end of year...........     1.503         1.494          1.489         1.487       1.477         1.470
  Number of units outstanding at end
    of year...........................     8,345       118,785        375,024        99,467      65,548         5,986
WARBURG PINCUS TRUST
  EMERGING MARKETS PORTFOLIO (10/98)
  Unit Value at beginning of year.....  $  1.080         1.079          1.079         1.079       1.079         1.078
  Unit Value at end of year...........     1.947         1.942          1.940         1.939       1.934         1.931
  Number of units outstanding at end
    of year...........................        --        96,131        130,887            --       1,865           229



Unit values are shown for all mortality and expense risk charges even if there are no units outstanding.



The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.


The financial statements of Separate Account QP and the consolidated financial statements of The Travelers Insurance Company and Subsidiaries are contained in the SAI.


 *  No longer available to new contract owners.


(1) The .95% mortality and expense risk charge is not currently available through Gold Track Select Contracts.


(2) Formerly Capital Appreciation Portfolio

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX B
              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and the Company. A list of the contents of the Statement of Additional Information is set forth below:

        The Insurance Company
        Principal Underwriter
        Distribution and Principal Underwriting Agreement
        Valuation of Assets

        Mixed and Shared Funding


        Performance Information


        Federal Tax Considerations

        Independent Accountants
        Financial Statements

--------------------------------------------------------------------------------

COPIES OF THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2000 (FORM NO. L 12549S) ARE AVAILABLE WITHOUT CHARGE. TO REQUEST A COPY, PLEASE COMPLETE THE COUPON FOUND BELOW AND MAIL IT TO: THE TRAVELERS INSURANCE COMPANY, ANNUITY SERVICES, ONE TOWER SQUARE, HARTFORD, CONNECTICUT, 06183-9061.

Name:
--------------------------------------------------------------------------------
Address:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX C
--------------------------------------------------------------------------------

TEXAS OPTIONAL RETIREMENT PLAN PARTICIPANTS

As provided in the Texas Optional Retirement Program ("Texas ORP"), a participant may not receive a loan, a surrender or payment of any annuity or any benefit under the Contract, and may not transfer or exchange the cash surrender value of the contract until one of the following events:

     -  Death

     -  Disability (as defined by Internal Revenue Code 72(m)(7)

     -  Attainment of age 70 1/2

     -  Retirement

     - Termination of employment in all public institutions of higher education in Texas

If the participant does not begin a second year of participation in the Texas ORP, the Company will pay the participant's cash surrender value, as directed by the Contract Owner.

The Company will require a written statement from the applicable institution certifying their agreement to any withdrawals.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                       THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES


L-12549-C  Printed in U.S.A.


           TIC Ed. 5-2000

                                     PART B

          Information Required in a Statement of Additional Information

                                   GOLD TRACK
                                GOLD TRACK SELECT

                       STATEMENT OF ADDITIONAL INFORMATION

                                      dated

                                   May 1, 2000

                                       for

                  THE TRAVELERS FUND QP FOR VARIABLE ANNUITIES

                                    ISSUED BY

                         THE TRAVELERS INSURANCE COMPANY

This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Group Variable Annuity Contract Prospectus dated May 1, 2000. A copy of the Prospectus may be obtained by writing to The Travelers Insurance Company, Annuity Services, One Tower Square, Hartford, Connecticut 06183-5030, or by calling 1-800-842-9368 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

                                TABLE OF CONTENTS

THE INSURANCE COMPANY ........................................            1

PRINCIPAL UNDERWRITER ........................................            1

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT ............            2

VALUATION OF ASSETS ..........................................            2

MIXED AND SHARED FUNDING .....................................            3

PERFORMANCE INFORMATION ......................................            3

FEDERAL TAX CONSIDERATIONS ...................................           13

INDEPENDENT ACCOUNTANTS ......................................           16

FINANCIAL STATEMENTS .........................................          F-1

                              THE INSURANCE COMPANY

            The Travelers Insurance Company (the "Company"), is a stock insurance company chartered in 1864 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company's Home Office is located at One Tower Square, Hartford, Connecticut 06183 and its telephone number is (860) 277-0111.

            The Company is a wholly owned subsidiary of The Travelers Insurance Group Inc., an indirect, wholly owned subsidiary of Citigroup Inc. ("Citigroup"), a diversified holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. Citigroup's activities are conducted through the Global Consumer, Global Corporate and Investment Bank, Global Investment Management and Private Banking, and Investment Activities segments.

STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

            The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the jurisdiction of domicile in determining the field of permissible investments.

THE SEPARATE ACCOUNT. Separate Account QP meets the definition of a separate account under the federal securities laws, and will comply with the provisions of the 1940 Act. Additionally, the operations of Separate Account QP are subject to the provisions of Section 38a-433 of the Connecticut General Statutes which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account.

                              PRINCIPAL UNDERWRITER

            CFBDS, Inc. serves as principal underwriter for Separate Account QP and the Contracts. The offering is continuous. CFBDS's principal executive offices are located at 21 Milk Street, Boston, Massachusetts. CFBDS is not affiliated with the Company or Separate Account QP.However, it is currently anticipated that Travelers Distribution LLC, an affiliated broker dealer, may become the principal underwriter for the Contracts during the year 2000.

                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

            Under the terms of the Distribution and Principal Underwriting Agreement among Separate Account QP, CFBDS and the Company, CFBDS acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses CFBDS for certain sales and overhead expenses connected with sales functions.

                               VALUATION OF ASSETS

FUNDING OPTIONS: The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

            Any security not traded on a securities exchange but traded in the over-the-counter-market and for which market quotations are readily available is valued at the mean between the quoted bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

            Securities traded on the over-the-counter-market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

            Short-term investments for which a quoted market price is available are valued at market. Short-term investments maturing in more than sixty days for which there is no reliable quoted market price are valued by "marking to market" (computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity.) "Marking to market" takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities. Short-term investments maturing in sixty days or less for which there is no reliable quoted market price are valued at amortized cost which approximates market.

THE CASH VALUE: The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the Valuation Period relating to the expense risk charge and the Funding Option Administrative Charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

            (a) = investment income plus capital gains and losses (whether realized or unrealized);
            (b) = any deduction for applicable taxes presently zero); and
            (c) = the value of the assets of the Funding Option at the beginning of the valuation period.

            The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the accumulation unit for each Funding Option was initially established at $1.00. The value of an accumulation unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit Value applicable to each Funding Option was established at $1.00. An annuity unit value as of any business day is equal to (a) the value of the annuity unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the valuation period just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a Valuation Period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)

                            MIXED AND SHARED FUNDING

            Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the Funding Options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Funding Options do not currently foresee any such disadvantages either to variable annuity contract owners or variable life policy owners, each Funding Option's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity contract owners would not bear any of the related expenses, but variable annuity contract owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

                             PERFORMANCE INFORMATION

TOTAL RETURN PERFORMANCE

            From time to time, the Company may advertise several types of historical performance for the Funding Options of Separate Account QP. The Company may advertise the "standardized average annual total returns" of the Funding Options, calculated in a manner prescribed by the Securities and Exchange Commission, as well as the "nonstandardized total returns," as described below:

            STANDARDIZED METHOD. Quotations of average annual total returns are computed according to a formula in which a hypothetical initial investment of $1,000 is applied to the Funding Option, and then related to ending redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the Funding Option has been in existence if less. If a Funding Option has been in existence for less than one year, the "since inception" total return performance quotations are year-to-date and are not average annual total returns. These quotations reflect the deduction of all maximum recurring charges during each period (on a pro rata basis in the case of fractional periods). The deduction for the semiannual account charge is converted to a percentage of assets based on the actual fees collected, divided by the average net assets for contracts sold under the

Prospectus to which this SAI relates. Each quotation assumes a total redemption at the end of each period with the assessment of any applicable maximum surrender charge or deferred sales charge at that time.

            NONSTANDARDIZED METHOD. Nonstandardized "total returns" will be calculated in a similar manner based on the performance of the Funding Options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Nonstandardized total return will not reflect the deduction of any applicable surrender or deferred sales charge or the semiannual account charge, which, if reflected, would decrease the level of performance shown. The surrender charge or deferred sales charge is not reflected because the Contract is designed for long-term investment.

            For Funding Options that were in existence prior to the date they became available under the Separate Account, the nonstandardized average annual total return quotations may be accompanied by returns showing the investment performance that such Funding Options would have achieved (reduced by the applicable maximum charges) had they been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance

            GENERAL. Within the guidelines prescribed by the SEC and the National Association of Securities Dealers, Inc. ("NASD"), performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor's (S&P) 500 Index and the S&P 400 Index, the Lehman Brothers Long T-Bond Index, the Russell 1000, 2000 and 3000 Indices, the Value Line Index, and the Morgan Stanley Capital International's EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of Fund QP and the Funding Options.

            Average annual total returns for each of the Funding Options computed according to the standardized and nonstandardized methods for the periods ending December 31, 1999 are set forth in the following tables.


                         TRAVELERS REGISTERED GOLD TRACK
                 STANDARDIZED PERFORMANCE UPDATE AS OF 12/31/99


----------------------------------------------------------------------------------------------------------------
                                                                                   10 Year (or   Inception
STOCK ACCOUNTS:                                          1 Year        5 Year      inception)      Date #
----------------------------------------------------------------------------------------------------------------
Alliance Growth Portfolio                                23.68%          -          26.68%        10/8/1996
----------------------------------------------------------------------------------------------------------------
American Odyssey Core Equity Fund*                       -6.78%          -          13.42%        10/8/1996
----------------------------------------------------------------------------------------------------------------
American Odyssey Emerging Opportunities Fund*            27.85%          -          2.34%         10/7/1996
----------------------------------------------------------------------------------------------------------------
American Odyssey International Equity Fund*              23.92%          -          15.58%        10/7/1996
----------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund (Janus)                        43.59%          -          39.73%        10/8/1996
----------------------------------------------------------------------------------------------------------------
Delaware Investments REIT Series                            -            -          -9.94%        1/5/1999
----------------------------------------------------------------------------------------------------------------
Dreyfus Capital Appreciation Portfolio                    4.20%          -          8.12%         7/29/1998
----------------------------------------------------------------------------------------------------------------
Dreyfus Small Cap Portfolio                              15.16%          -          28.41%        9/21/1998
----------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund                                 12.77%          -          24.28%        10/1/1996
----------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity Income Portfolio                     -0.59%          -          12.21%        10/7/1996
----------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                            28.53%          -          26.75%        10/7/1996
----------------------------------------------------------------------------------------------------------------
MFS Mid Cap Growth Portfolio                             53.55%          -          62.54%        9/22/1998
----------------------------------------------------------------------------------------------------------------
MFS Research Portfolio                                   15.65%          -          33.76%        10/2/1998
----------------------------------------------------------------------------------------------------------------
Salomon Brothers Investors Fund                           4.41%          -          25.67%        10/1/1998
----------------------------------------------------------------------------------------------------------------
Smith Barney International Equity Portfolio              56.88%          -          18.03%        10/8/1996
----------------------------------------------------------------------------------------------------------------
Smith Barney Large Cap Growth Portfolio                  22.33%          -          42.06%        8/28/1998
----------------------------------------------------------------------------------------------------------------
Smith Barney Large Cap Value Portfolio                   -6.59%          -          9.51%         10/1/1996
----------------------------------------------------------------------------------------------------------------
Social Awareness Stock Portfolio (Smith Barney)           8.15%          -          20.82%        10/8/1996
----------------------------------------------------------------------------------------------------------------
Strategic Stock Portfolio                                -2.01%          -          3.67%         9/22/1998
----------------------------------------------------------------------------------------------------------------
Templeton Global Stock Fund                              20.55%          -          11.93%        10/7/1996
----------------------------------------------------------------------------------------------------------------
Travelers Disciplined Mid Cap Stock Portfolio            -11.11%         -          7.78%        10/29/1998
----------------------------------------------------------------------------------------------------------------
Travelers Disciplined Small Cap Stock Portfolio          12.43%          -          22.53%       11/18/1998
----------------------------------------------------------------------------------------------------------------
Utilities Portfolio (Smith Barney)                       -7.01%          -          10.65%        10/8/1996
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                  10 Year
                                                                                                  (or              Inception
 BOND ACCOUNTS:                                                         1 Year      5 Year        inception)       Date #
--------------------------------------------------------------------------------------------------------------------------------
 American Odyssey Global High-Yield Bond Fund                              3.46%          -         -2.01%         5/1/1998
 --------------------------------------------------------------------------------------------------------------------------------
 American Odyssey Intermediate-Term Bond Fund                             -5.14%          -          2.88%         10/8/1996
 --------------------------------------------------------------------------------------------------------------------------------
 American Odyssey Long-Term Bond Fund                                     -9.10%          -          3.20%         10/8/1996
 --------------------------------------------------------------------------------------------------------------------------------
 Fidelity VIP High Income Portfolio                                        1.11%          -          3.71%         10/8/1996
 --------------------------------------------------------------------------------------------------------------------------------
 Putnam Diversified Income Portfolio                                      -5.50%          -          0.44%         10/8/1996
 --------------------------------------------------------------------------------------------------------------------------------
 Smith Barney High Income Portfolio                                       -4.10%          -          3.50%         10/29/1996
 --------------------------------------------------------------------------------------------------------------------------------
 Templeton Global Bond Fund                                              -12.15%          -         -1.06%         10/8/1996
 --------------------------------------------------------------------------------------------------------------------------------
 Travelers Convertible Bond Portfolio                                        -            -          4.04%         8/24/1999
 --------------------------------------------------------------------------------------------------------------------------------
 Travelers High Yield Bond Trust                                          -2.53%          -          6.33%         10/8/1996
---------------------------------------------------------------------------------------------------------------------------------
 Travelers Quality Bond Portfolio                                         -5.65%          -          1.26%         9/26/1997
---------------------------------------------------------------------------------------------------------------------------------
 Travelers U.S. Government Securities Portfolio                           -10.54%         -          3.24%         10/8/1996
 --------------------------------------------------------------------------------------------------------------------------------
 BALANCED ACCOUNTS:
 --------------------------------------------------------------------------------------------------------------------------------
 Fidelity VIP II Asset Manager Portfolio                                   3.86%          -         12.80%         10/2/1996
 --------------------------------------------------------------------------------------------------------------------------------
 MFS Total Return Portfolio                                               -4.06%          -         9.19%          10/8/1996
 --------------------------------------------------------------------------------------------------------------------------------
 Templeton Global Asset Allocation Fund                                   14.71%          -        12.65%          10/8/1996
 --------------------------------------------------------------------------------------------------------------------------------
 Travelers Managed Assets Trust                                            6.64%          -        15.66%          10/8/1996
 --------------------------------------------------------------------------------------------------------------------------------
 MONEY MARKET ACCOUNTS:
 --------------------------------------------------------------------------------------------------------------------------------
 Smith Barney Money Market Portfolio                                      -2.21%          -         1.77%          10/1/1996
 --------------------------------------------------------------------------------------------------------------------------------

# The inception date used to calculate standardized performance is based on the date that the investment option became active in the product.
* American Odyssey Funds shown above do not reflect the CHART fee of 1.25%.


                         TRAVELERS REGISTERED GOLD TRACK
                NONSTANDARDIZED PERFORMANCE UPDATE AS OF 12/31/99

                                                                     Cumulative Returns
                                                          -----------------------------------------------------------------------
                                                                   YTD         1 YR          3YR            5YR           10YR
---------------------------------------------------------------------------------------------------------------------------------
STOCK ACCOUNTS:
---------------------------------------------------------------------------------------------------------------------------------
Alliance Growth Portfolio                                        30.55%       30.55%       111.82%         260.03%             -
---------------------------------------------------------------------------------------------------------------------------------
American Odyssey Core Equity Fund*                               -1.57%       -1.57%        46.17%         143.01%             -
---------------------------------------------------------------------------------------------------------------------------------
American Odyssey Emerging Opportunities Fund*                    34.95%       34.95%        28.57%          60.44%             -
---------------------------------------------------------------------------------------------------------------------------------
American Odyssey International Equity Fund*                      30.82%       30.82%        53.80%         117.34%             -
---------------------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund (Janus)                                51.54%       51.54%       201.13%         412.91%       685.62%
---------------------------------------------------------------------------------------------------------------------------------
Delaware Investments REIT Series                                 -3.87%       -3.87%             -               -             -
---------------------------------------------------------------------------------------------------------------------------------
Dreyfus Capital Appreciation Portfolio                           10.02%       10.02%        78.76%         192.14%             -
---------------------------------------------------------------------------------------------------------------------------------
Dreyfus Small Cap Portfolio                                      21.56%       21.56%        33.50%          96.28%             -
---------------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund                                         19.05%       19.05%        97.87%         223.06%       348.10%
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity Income Portfolio                              4.96%        4.96%        46.28%         120.02%       239.79%
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                    35.67%       35.67%       127.77%         244.59%       441.30%
---------------------------------------------------------------------------------------------------------------------------------
MFS Mid Cap Growth Portfolio                                     62.05%       62.05%             -               -             -
---------------------------------------------------------------------------------------------------------------------------------
MFS Research Portfolio                                           22.08%       22.08%             -               -             -
---------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Investors Fund                                  10.23%       10.23%             -               -             -
---------------------------------------------------------------------------------------------------------------------------------
Smith Barney International Equity Portfolio                      65.58%       65.58%        76.47%         125.20%             -
---------------------------------------------------------------------------------------------------------------------------------
Smith Barney Large Cap Growth Portfolio                          29.15%       29.15%             -               -             -
---------------------------------------------------------------------------------------------------------------------------------
Smith Barney Large Cap Value Portfolio                           -1.23%       -1.23%        33.86%         107.88%             -
---------------------------------------------------------------------------------------------------------------------------------
Social Awareness Stock Portfolio (Smith Barney)                  14.34%       14.34%        87.56%         192.46%             -
---------------------------------------------------------------------------------------------------------------------------------
Strategic Stock Portfolio                                         3.61%        3.61%             -               -             -
---------------------------------------------------------------------------------------------------------------------------------
Templeton Global Stock Fund                                      27.44%       27.44%        40.58%         109.95%       213.12%
---------------------------------------------------------------------------------------------------------------------------------
Travelers Disciplined Mid Cap Stock Portfolio                    12.00%       12.00%             -               -             -
---------------------------------------------------------------------------------------------------------------------------------
Travelers Disciplined Small Cap Stock Portfolio                  18.85%       18.85%             -               -             -
---------------------------------------------------------------------------------------------------------------------------------
Utilities Portfolio (Smith Barney)                               -1.37%       -1.37%        42.30%          92.64%             -
---------------------------------------------------------------------------------------------------------------------------------

                                                         Average Annual Returns
                                                      ----------------------------------------------------------------
                                                                                            Inception
                                                        3YR         5YR          10YR        to Date   Inception Date #
----------------------------------------------------------------------------------------------------------------------
STOCK ACCOUNTS:
----------------------------------------------------------------------------------------------------------------------
Alliance Growth Portfolio                              28.43%      29.18%           -         27.08%        6/20/1994
----------------------------------------------------------------------------------------------------------------------
American Odyssey Core Equity Fund*                     13.49%      19.42%           -         14.04%         5/1/1993
----------------------------------------------------------------------------------------------------------------------
American Odyssey Emerging Opportunities Fund*           8.74%       9.91%           -          9.87%         5/1/1993
----------------------------------------------------------------------------------------------------------------------
American Odyssey International Equity Fund*            15.43%      16.79%           -         13.70%         5/1/1993
----------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund (Janus)                      44.41%      38.65%      22.88%         14.19%        5/26/1983
----------------------------------------------------------------------------------------------------------------------
Delaware Investments REIT Series                            -           -           -         -8.25%         5/6/1998
----------------------------------------------------------------------------------------------------------------------
Dreyfus Capital Appreciation Portfolio                 21.37%      23.90%           -         18.50%         4/5/1993
----------------------------------------------------------------------------------------------------------------------
Dreyfus Small Cap Portfolio                            10.11%      14.43%           -         33.93%        8/31/1990
----------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund                               25.54%      26.42%      16.17%         15.95%        9/29/1989
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity Income Portfolio                   13.52%      17.07%      13.00%         12.31%        10/9/1986
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                          31.57%      28.06%      18.39%         17.24%        10/9/1986
----------------------------------------------------------------------------------------------------------------------
MFS Mid Cap Growth Portfolio                                -           -           -         30.92%        3/23/1998
----------------------------------------------------------------------------------------------------------------------
MFS Research Portfolio                                      -           -           -         14.92%        3/23/1998
----------------------------------------------------------------------------------------------------------------------
Salomon Brothers Investors Fund                             -           -           -         10.49%        2/17/1998
----------------------------------------------------------------------------------------------------------------------
Smith Barney International Equity Portfolio            20.84%      17.62%           -         14.82%        6/20/1994
----------------------------------------------------------------------------------------------------------------------
Smith Barney Large Cap Growth Portfolio                     -           -           -         32.64%         5/6/1998
----------------------------------------------------------------------------------------------------------------------
Smith Barney Large Cap Value Portfolio                 10.21%      15.75%           -         13.74%        6/20/1994
----------------------------------------------------------------------------------------------------------------------
Social Awareness Stock Portfolio (Smith Barney)        23.32%      23.93%           -         16.55%         5/1/1992
----------------------------------------------------------------------------------------------------------------------
Strategic Stock Portfolio                                   -           -           -         -1.91%         5/6/1998
----------------------------------------------------------------------------------------------------------------------
Templeton Global Stock Fund                            12.02%      15.98%      12.08%         12.02%        8/31/1988
----------------------------------------------------------------------------------------------------------------------
Travelers Disciplined Mid Cap Stock Portfolio               -           -           -         21.80%         4/1/1997
----------------------------------------------------------------------------------------------------------------------
Travelers Disciplined Small Cap Stock Portfolio             -           -           -          2.86%         5/1/1998
----------------------------------------------------------------------------------------------------------------------
Utilities Portfolio (Smith Barney)                     12.48%      14.00%           -         11.84%         2/4/1994
----------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
STOCK ACCOUNTS:
------------------------------------------------------------------------------------------
Alliance Growth Portfolio                                27.39%       27.37%        27.69%
-------------------------------------------------------------------------------------------
American Odyssey Core Equity Fund*                       14.05%       30.21%        21.55%
-------------------------------------------------------------------------------------------
American Odyssey Emerging Opportunities Fund*            -9.83%        5.66%        -4.40%
-------------------------------------------------------------------------------------------
American Odyssey International Equity Fund*              13.39%        3.69%        20.29%
-------------------------------------------------------------------------------------------
Capital Appreciation Fund (Janus)                        59.52%       24.57%        26.54%
-------------------------------------------------------------------------------------------
Delaware Investments REIT Series                              -            -             -
-------------------------------------------------------------------------------------------
Dreyfus Capital Appreciation Portfolio                   28.52%       26.42%        23.96%
-------------------------------------------------------------------------------------------
Dreyfus Small Cap Portfolio                              -4.71%       15.25%        15.10%
-------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund                                 26.58%       31.31%        20.92%
-------------------------------------------------------------------------------------------
Fidelity VIP Equity Income Portfolio                     10.19%       26.49%        12.79%
-------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                            37.71%       21.91%        13.22%
-------------------------------------------------------------------------------------------
MFS Mid Cap Growth Portfolio                                  -            -             -
-------------------------------------------------------------------------------------------
MFS Research Portfolio                                        -            -             -
-------------------------------------------------------------------------------------------
Salomon Brothers Investors Fund                               -            -             -
-------------------------------------------------------------------------------------------
Smith Barney International Equity Portfolio               5.11%        1.39%        16.18%
-------------------------------------------------------------------------------------------
Smith Barney Large Cap Growth Portfolio                       -            -             -
-------------------------------------------------------------------------------------------
Smith Barney Large Cap Value Portfolio                    8.41%       25.01%        18.22%
-------------------------------------------------------------------------------------------
Social Awareness Stock Portfolio (Smith Barney)          30.53%       25.66%        18.42%
-------------------------------------------------------------------------------------------
Strategic Stock Portfolio                                     -            -             -
-------------------------------------------------------------------------------------------
Templeton Global Stock Fund                              -0.11%       10.43%        20.80%
-------------------------------------------------------------------------------------------
Travelers Disciplined Mid Cap Stock Portfolio            15.40%            -             -
-------------------------------------------------------------------------------------------
Travelers Disciplined Small Cap Stock Portfolio               -            -             -
-------------------------------------------------------------------------------------------
Utilities Portfolio (Smith Barney)                       16.65%       23.68%         6.07%
-------------------------------------------------------------------------------------------

*  American Odyssey Funds shown above do not reflect the CHART fee of 1.25%


                         TRAVELERS REGISTERED GOLD TRACK
                NONSTANDARDIZED PERFORMANCE UPDATE AS OF 12/31/99

                                                                     Cumulative Returns
                                                          -----------------------------------------------------------------------
                                                               YTD          1 YR          3YR            5YR           10YR
---------------------------------------------------------------------------------------------------------------------------------
BOND ACCOUNTS:
---------------------------------------------------------------------------------------------------------------------------------
American Odyssey Global High-Yield Bond Fund*                     9.25%        9.25%             -               -             -
---------------------------------------------------------------------------------------------------------------------------------
American Odyssey Intermediate-Term Bond Fund*                     0.19%        0.19%        13.84%          32.59%             -
---------------------------------------------------------------------------------------------------------------------------------
American Odyssey Long-Term Bond Fund*                            -4.00%       -4.00%        14.27%          38.11%             -
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                6.76%        6.76%        17.06%          56.86%       183.41%
---------------------------------------------------------------------------------------------------------------------------------
Putnam Diversified Income Portfolio                              -0.20%       -0.20%         5.42%          30.50%             -
---------------------------------------------------------------------------------------------------------------------------------
Smith Barney High Income Portfolio                                1.27%        1.27%        12.86%          48.17%             -
---------------------------------------------------------------------------------------------------------------------------------
Templeton Global Bond Fund                                       -7.08%       -7.08%        -0.55%          21.87%        57.32%
---------------------------------------------------------------------------------------------------------------------------------
Travelers Convertible Bond Portfolio                             17.17%       17.17%             -               -             -
---------------------------------------------------------------------------------------------------------------------------------
Travelers High Yield Bond Trust                                   3.07%        3.07%        24.74%          62.90%       123.79%
---------------------------------------------------------------------------------------------------------------------------------
Travelers Quality Bond Portfolio                                 -0.22%       -0.22%        13.06%               -             -
---------------------------------------------------------------------------------------------------------------------------------
Travelers U.S. Government Securities Portfolio                   -5.38%       -5.38%        14.43%          40.80%             -
---------------------------------------------------------------------------------------------------------------------------------
BALANCED ACCOUNTS:
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager Portfolio                           9.66%        9.66%        48.34%          93.73%       201.88%
---------------------------------------------------------------------------------------------------------------------------------
MFS Total Return Portfolio                                        1.31%        1.31%        33.62%          87.36%             -
---------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                           21.28%       21.28%        45.21%         106.09%       199.95%
---------------------------------------------------------------------------------------------------------------------------------
Travelers Managed Assets Trust                                   12.75%       12.75%        61.81%         127.99%       199.60%
---------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET ACCOUNTS:
---------------------------------------------------------------------------------------------------------------------------------
Smith Barney Money Market Portfolio                               3.41%        3.41%        11.24%          19.91%             -
---------------------------------------------------------------------------------------------------------------------------------
                                              Average Annual Returns                                         Calendar Year Returns
                                              ------------------------------------------------------------------------------------
                                                                                 Inception to
BOND ACCOUNTS:                                    3YR         5YR        10YR          Date      Inception Date #      1998
----------------------------------------------------------------------------------------------------------------------------------
American Odyssey Global High-Yield Bond Fund*           -           -           -         1.34%        5/1/1998            -
----------------------------------------------------------------------------------------------------------------------------------
American Odyssey Intermediate-Term Bond Fund*       4.42%       5.80%           -         4.19%        5/1/1993        7.08%
----------------------------------------------------------------------------------------------------------------------------------
American Odyssey Long-Term Bond Fund*               4.55%       6.67%           -         5.10%        5/1/1993        7.63%
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                  5.39%       9.42%      10.97%         9.45%       9/19/1985       -5.59%
----------------------------------------------------------------------------------------------------------------------------------
Putnam Diversified Income Portfolio                 1.78%       5.46%           -         5.07%       6/20/1994       -0.63%
----------------------------------------------------------------------------------------------------------------------------------
Smith Barney High Income Portfolio                  4.12%       8.18%           -         7.11%       6/22/1994       -0.85%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Global Bond Fund                         -0.18%       4.03%       4.63%         4.77%       8/31/1988        5.79%
----------------------------------------------------------------------------------------------------------------------------------
Travelers Convertible Bond Portfolio                    -           -           -         9.99%        5/1/1998            -
----------------------------------------------------------------------------------------------------------------------------------
Travelers High Yield Bond Trust                     7.65%      10.25%       8.38%         7.46%       6/10/1983        5.18%
----------------------------------------------------------------------------------------------------------------------------------
Travelers Quality Bond Portfolio                    4.18%           -           -         4.70%       8/30/1996        7.14%
----------------------------------------------------------------------------------------------------------------------------------
Travelers U.S. Government Securities Portfolio      4.60%       7.08%           -         5.33%       1/24/1992        8.78%
----------------------------------------------------------------------------------------------------------------------------------
BALANCED ACCOUNTS:
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager Portfolio            14.05%      14.13%      11.68%        11.34%        9/6/1989       13.56%
----------------------------------------------------------------------------------------------------------------------------------
MFS Total Return Portfolio                         10.14%      13.37%           -        11.57%       6/20/1994       10.25%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund             13.24%      15.55%      11.60%        11.49%       8/31/1988        5.00%
----------------------------------------------------------------------------------------------------------------------------------
Travelers Managed Assets Trust                     17.40%      17.91%      11.59%        10.18%        6/7/1983       19.87%
----------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET ACCOUNTS:
----------------------------------------------------------------------------------------------------------------------------------
Smith Barney Money Market Portfolio                 3.61%       3.70%           -         3.61%       6/20/1994        3.70%
----------------------------------------------------------------------------------------------------------------------------------
                                                Calendar Year Returns
------------------------------------------------------------------------
BOND ACCOUNTS:                                  1997         1996
------------------------------------------------------------------------
American Odyssey Global High-Yield Bond Fund*         -              -
------------------------------------------------------------------------
American Odyssey Intermediate-Term Bond Fund*     6.12%          2.58%
------------------------------------------------------------------------
American Odyssey Long-Term Bond Fund*            10.60%         -0.01%
------------------------------------------------------------------------
Fidelity VIP High Income Portfolio               16.14%         12.55%
------------------------------------------------------------------------
Putnam Diversified Income Portfolio               6.30%          6.83%
------------------------------------------------------------------------
Smith Barney High Income Portfolio               12.41%         11.68%
------------------------------------------------------------------------
Templeton Global Bond Fund                        1.18%          8.02%
------------------------------------------------------------------------
Travelers Convertible Bond Portfolio                  -              -
------------------------------------------------------------------------
Travelers High Yield Bond Trust                  15.06%         14.53%
------------------------------------------------------------------------
Travelers Quality Bond Portfolio                  5.75%              -
------------------------------------------------------------------------
Travelers U.S. Government Securities Portfolio   11.18%          0.13%
------------------------------------------------------------------------
BALANCED ACCOUNTS:
------------------------------------------------------------------------
Fidelity VIP II Asset Manager Portfolio          19.12%         13.12%
------------------------------------------------------------------------
MFS Total Return Portfolio                       19.63%         13.02%
------------------------------------------------------------------------
Templeton Global Asset Allocation Fund           14.03%         17.32%
------------------------------------------------------------------------
Travelers Managed Assets Trust                   19.72%         12.30%
------------------------------------------------------------------------
MONEY MARKET ACCOUNTS:
------------------------------------------------------------------------
Smith Barney Money Market Portfolio               3.73%          3.60%
------------------------------------------------------------------------

# The inception date is the date that the underlying fund commenced operations
* American Odyssey Funds shown above do not reflect the CHART fee of 1.25%.


                  TRAVELERS REGISTERED GOLD TRACK CHART PROGRAM
               NON STANDARDIZED PERFORMANCE UPDATE AS OF 12/31/99
                                CHART FEE = 1.25%


                                                         --------------------------------------------------------------------
                                                                          CUMULATIVE RETURNS
                                                         --------------------------------------------------------------------
                                                             YTD          1 YR          3YR           5YR          10YR
-----------------------------------------------------------------------------------------------------------------------------
STOCK ACCOUNTS
-----------------------------------------------------------------------------------------------------------------------------
American Odyssey Core Equity Fund                           -2.80%       -2.80%        40.75%       128.31%          -
-----------------------------------------------------------------------------------------------------------------------------
American Odyssey Emerging Opportunities Fund                32.93%       32.93%        23.52%       50.38%           -
-----------------------------------------------------------------------------------------------------------------------------
American Odyssey International Equity Fund                  29.23%       29.23%        48.17%       103.61%          -
-----------------------------------------------------------------------------------------------------------------------------
BOND ACCOUNTS
-----------------------------------------------------------------------------------------------------------------------------
American Odyssey Global High -Yield Bond Fund               7.90%         7.90%          -             -             -
-----------------------------------------------------------------------------------------------------------------------------
American Odyssey Intermediate-Term Bond Fund                -1.06%       -1.06%        9.65%        24.57%           -
-----------------------------------------------------------------------------------------------------------------------------
American Odyssey Long-Term Bond Fund                        -5.19%       -5.19%        10.07%       29.76%           -
------------------------------------------------------------------------------------------------------------------------------

                                                ------------------------------------------------------------------ ---------------
                                                              AVERAGE ANNUAL RETURNS                                 CALENDAR
                                                                                                                    YEAR RETURNS
                                                ------------------------------------------------------------------ ---------------
                                                                                       Inception to   Inception
STOCK ACCOUNTS                                        3YR          5YR        10YR         Date          Date #         1998
------------------------------------------------------------------------------------------------------------------- --------------
American Odyssey Core Equity Fund                   12.07%        17.94%        -         12.61%            5/1/93     -2.80%
------------------------------------------------------------------------------------------------------------------- --------------
American Odyssey Emerging Opportunities Fund         7.30%        8.50%         -         8.45%             5/1/93     32.93%
------------------------------------------------------------------------------------------------------------------- --------------
American Odyssey International Equity Fund          14.00%        15.27%        -         12.22%            5/1/93     29.23%
------------------------------------------------------------------------------------------------------------------- --------------
BOND ACCOUNTS
------------------------------------------------------------------------------------------------------------------- --------------
American Odyssey Global High -Yield Bond Fund          -            -           -         0.02%             5/1/98      7.90%
------------------------------------------------------------------------------------------------------------------- --------------
American Odyssey Intermediate-Term Bond Fund         3.12%        4.49%         -         2.88%             5/1/93     -1.06%
------------------------------------------------------------------------------------------------------------------- --------------
American Odyssey Long-Term Bond Fund                 3.25%        5.35%         -         3.78%             5/1/93     -5.19%
----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------
                                                        CALENDAR
                                                      YEAR RETURNS
--------------------------------------------------------------------------
STOCK ACCOUNTS                                     1997         1996
--------------------------------------------------------------------------
American Odyssey Core Equity Fund                 12.62%       28.57%
--------------------------------------------------------------------------
American Odyssey Emerging Opportunities Fund     -10.95%        4.35%
--------------------------------------------------------------------------
American Odyssey International Equity Fund        11.97%        2.40%
--------------------------------------------------------------------------
BOND ACCOUNTS
--------------------------------------------------------------------------
American Odyssey Global High -Yield Bond Fund       -             -
--------------------------------------------------------------------------
American Odyssey Intermediate-Term Bond Fund      5.75%         4.80%
--------------------------------------------------------------------------
American Odyssey Long-Term Bond Fund              6.29%         9.22%
--------------------------------------------------------------------------


# The inception date is the date that the underlying fund commenced operations.

                                      TRAVELERS REGISTERED GOLD TRACK CHART PROGRAM
                                     STANDARDIZED PERFORMANCE UPDATE AS OF 12/31/99
                                                    CHART FEE = 1.25%

                                                                      ---------------------------------------------------------
                                                                                                  10 Year (or     Inception
                                                                          1 YR         5 YR       inception)        Date #
-------------------------------------------------------------------------------------------------------------------------------
STOCK ACCOUNTS:
-------------------------------------------------------------------------------------------------------------------------------
American Odyssey Core Equity Fund                                        -7.96%          -          11.59%        10/8/1996
-------------------------------------------------------------------------------------------------------------------------------
American Odyssey Emerging Opportunities Fund                             25.90%          -           0.78%        10/7/1996
-------------------------------------------------------------------------------------------------------------------------------
American Odyssey International Equity Fund                               22.38%          -          13.74%        10/7/1996
-------------------------------------------------------------------------------------------------------------------------------
BOND ACCOUNTS
-------------------------------------------------------------------------------------------------------------------------------
American Odyssey Global High -Yield Bond Fund                             2.18%          -          -3.35%         5/1/1998
-------------------------------------------------------------------------------------------------------------------------------
American Odyssey Intermediate-Term Bond Fund                             -6.31%          -           1.37%        10/8/1996
-------------------------------------------------------------------------------------------------------------------------------
American Odyssey Long-Term Bond Fund                                     -10.23%         -           1.67%        10/8/1996
-------------------------------------------------------------------------------------------------------------------------------


# The inception date used to calculate standardized performance is based on the date that the investment option became active in the product.


                    TRAVELERS GOLD TRACK SELECT CHART PROGRAM
               NON STANDARDIZED PERFORMANCE UPDATE AS OF 12/31/99
                                CHART FEE = 1.25%

                                                                    CUMULATIVE RETURNS
                                                         --------------------------------------------------------------------

                                                             YTD          1 YR           3YR           5YR          10YR
-----------------------------------------------------------------------------------------------------------------------------
STOCK ACCOUNTS
-----------------------------------------------------------------------------------------------------------------------------
American Odyssey Core Equity Fund                           -2.81%       -2.81%        40.73%        128.28%          -
-----------------------------------------------------------------------------------------------------------------------------
American Odyssey Emerging Opportunities Fund                33.34%       33.34%        23.91%         50.85%          -
-----------------------------------------------------------------------------------------------------------------------------
American Odyssey International Equity Fund                  29.23%       29.23%        48.17%        104.28%          -
-----------------------------------------------------------------------------------------------------------------------------
BOND ACCOUNTS
-----------------------------------------------------------------------------------------------------------------------------
American Odyssey Global High -Yield Bond Fund               7.90%         7.90%           -             -             -
-----------------------------------------------------------------------------------------------------------------------------
American Odyssey Intermediate-Term Bond Fund                -1.06%       -1.06%         9.65%         24.56%          -
-----------------------------------------------------------------------------------------------------------------------------
American Odyssey Long-Term Bond Fund                        -5.19%       -5.19%        10.07%         29.76%          -
-----------------------------------------------------------------------------------------------------------------------------



                                                    AVERAGE ANNUAL RETURNS
                                              ---------------------------------------------------------------------
                                                                                        Inception to   Inception
                                               3YR           5YR           10YR         Date             Date #
                                              ---------------------------------------------------------------------
STOCK ACCOUNTS
-------------------------------------------------------------------------------------------------------------------
American Odyssey Core Equity Fund                12.06%         17.94%          -           12.60%          5/1/93
-------------------------------------------------------------------------------------------------------------------
American Odyssey Emerging Opportunities Fund      7.41%         8.57%           -           8.50%           5/1/93
-------------------------------------------------------------------------------------------------------------------
American Odyssey International Equity Fund       14.01%         15.35%          -           12.27%          5/1/93
-------------------------------------------------------------------------------------------------------------------
BOND ACCOUNTS
-------------------------------------------------------------------------------------------------------------------
American Odyssey Global High -Yield Bond Fund       -             -             -           0.02%           5/1/98
-------------------------------------------------------------------------------------------------------------------
American Odyssey Intermediate-Term Bond Fund      3.12%         4.49%           -           2.88%           5/1/93
-------------------------------------------------------------------------------------------------------------------
American Odyssey Long-Term Bond Fund              3.25%         5.35%           -           3.78%           5/1/93
-------------------------------------------------------------------------------------------------------------------



                                                    CALENDAR YEAR RETURNS
                                              ----------------------------------------

                                              1998         1997          1996
                                              ----------------------------------------
STOCK ACCOUNTS
--------------------------------------------------------------------------------------
American Odyssey Core Equity Fund                12.62%       28.57%        20.05%
--------------------------------------------------------------------------------------
American Odyssey Emerging Opportunities Fund    -10.95%        4.35%        -5.60%
--------------------------------------------------------------------------------------
American Odyssey International Equity Fund       11.97%        2.40%        18.81%
--------------------------------------------------------------------------------------
BOND ACCOUNTS
--------------------------------------------------------------------------------------
American Odyssey Global High -Yield Bond Fund      -             -            -
--------------------------------------------------------------------------------------
American Odyssey Intermediate-Term Bond Fund     5.75%         4.80%        1.31%
--------------------------------------------------------------------------------------
American Odyssey Long-Term Bond Fund             6.29%         9.22%        -1.25%
--------------------------------------------------------------------------------------


# The inception date is the date that the underlying fund commenced operations.

                    TRAVELERS GOLD TRACK SELECT CHART PROGRAM
                 STANDARDIZED PERFORMANCE UPDATE AS OF 12/31/99
                                CHART FEE = 1.25%

                                                                -------------------------------------------------------------------
                                                                   1 YR          5 YR      10 YR or Inception    Inception Date#
----------------------------------------------------------------------------------------------------------------------------------
STOCK ACCOUNTS:
----------------------------------------------------------------------------------------------------------------------------------
American Odyssey Core Equity Fund                                -7.67%          -               12.27%            10/8/1996
----------------------------------------------------------------------------------------------------------------------------------
American Odyssey Emerging Opportunities Fund                     26.68%          -               1.48%             10/7/1996
----------------------------------------------------------------------------------------------------------------------------------
American Odyssey International Equity Fund                       22.77%          -               14.44%            10/7/1996
----------------------------------------------------------------------------------------------------------------------------------
BOND ACCOUNTS
----------------------------------------------------------------------------------------------------------------------------------
American Odyssey Global High -Yield Bond Fund                     2.51%          -               -2.39%             5/1/1998
----------------------------------------------------------------------------------------------------------------------------------
American Odyssey Intermediate-Term Bond Fund                     -6.00%          -               1.99%             10/8/1996
----------------------------------------------------------------------------------------------------------------------------------
American Odyssey Long-Term Bond Fund                             -9.93%          -               2.30%             10/8/1996
----------------------------------------------------------------------------------------------------------------------------------

# The inception date used to calculate standardized performance is based on the date that the investment option became active in the product.





                          TRAVELERS GOLD TRACK SELECT
                 STANDARDIZED PERFORMANCE UPDATE AS OF 12/31/99

----------------------------------------------------------------------------------------------------------------------------
                                                                                              10 Year (or      Inception
STOCK ACCOUNTS:                                                         1 Year     5 Year     inception)         Date#
----------------------------------------------------------------------------------------------------------------------------
Alliance Growth Portfolio@                                              24.02%       -          26.99%         10/8/96
---------------------------------------------------------------------------------------------------------------------------
American Odyssey Core Equity Fund@                                      -6.49%       -          13.71%         10/8/96
---------------------------------------------------------------------------------------------------------------------------
American Odyssey Emerging Opportunities Fund@                           28.21%       -          2.75%          10/7/96
---------------------------------------------------------------------------------------------------------------------------
American Odyssey International Equity Fund@                             24.28%       -          15.88%         10/7/96
---------------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund (Janus) +                                     43.97%       -          40.05%         10/8/96
---------------------------------------------------------------------------------------------------------------------------
Delaware Investments REIT Series                                          -          -          -9.66%          1/5/99
---------------------------------------------------------------------------------------------------------------------------
Delaware Small Cap Value Series                                        -10.79%       -          -0.15%         9/22/98
---------------------------------------------------------------------------------------------------------------------------
Dreyfus Capital Appreciation Portfolio                                  4.52%        -          8.43%          7/29/98
---------------------------------------------------------------------------------------------------------------------------
Dreyfus Small Cap Portfolio                                             15.48%       -          28.82%         9/21/98

---------------------------------------------------------------------------------------------------------------------------
Equity Income Portfolio (Fidelity)                                      -1.62%       -          6.60%          7/23/97
---------------------------------------------------------------------------------------------------------------------------
Equity Index Portfolio Class II *                                         -          -          3.52%           5/5/99
---------------------------------------------------------------------------------------------------------------------------
Federated Stock Portfolio                                               -1.22%       -          9.59%          7/11/97
---------------------------------------------------------------------------------------------------------------------------
Large Cap Portfolio (Fidelity)                                          21.27%       -          23.72%         7/23/97
---------------------------------------------------------------------------------------------------------------------------
Lazard International Stock Portfolio                                    14.13%       -          9.87%           8/6/97
---------------------------------------------------------------------------------------------------------------------------
MFS Mid Cap Growth Portfolio                                            53.95%       -          63.02%         9/22/98
---------------------------------------------------------------------------------------------------------------------------
MFS Research Portfolio                                                  15.98%       -          44.19%         10/2/98
---------------------------------------------------------------------------------------------------------------------------
Montgomery Variable Series: Growth Fund                                 13.27%       -          21.16%         11/3/98
---------------------------------------------------------------------------------------------------------------------------
OCC Accumulation Trust Equity Portfolio                                 -3.85%       -          9.98%          10/2/98
---------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Capital Fund                                           14.49%       -          31.12%         10/28/98
---------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Investors Fund                                         4.72%        -          26.12%         10/1/98
---------------------------------------------------------------------------------------------------------------------------
Smith Barney International Equity Portfolio                             57.30%       -          18.33%         10/8/96
---------------------------------------------------------------------------------------------------------------------------
Smith Barney Large Cap Growth Portfolio                                 22.69%       -          42.48%         8/28/98
---------------------------------------------------------------------------------------------------------------------------
Smith Barney Large Cap Value Portfolio +                                -6.17%       -          9.90%          10/1/96
---------------------------------------------------------------------------------------------------------------------------
Social Awareness Stock Portfolio (Smith Barney)                         8.63%        -          21.24%         10/8/96
---------------------------------------------------------------------------------------------------------------------------
Strategic Stock Portfolio                                               -1.57%       -          4.13%          9/22/98
---------------------------------------------------------------------------------------------------------------------------
Strong Schafer Value Fund II                                            -8.90%       -          13.40%         9/21/98
---------------------------------------------------------------------------------------------------------------------------
Travelers Disciplined Mid Cap Stock Portfolio                           6.40%        -          10.24%         10/29/98
---------------------------------------------------------------------------------------------------------------------------
Travelers Disciplined Small Cap Stock Portfolio                         12.91%       -          23.09%         11/18/98
---------------------------------------------------------------------------------------------------------------------------
Utilities Portfolio (Smith Barney)                                      -6.30%       -          11.25%         10/8/96
---------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Emerging Markets Portfolio                               70.13%       -          83.44%         10/29/98
---------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------
                                                                                              10 Year (or
 BOND ACCOUNTS:                                                            1 Year     5 Year    inception)   Inception Date#
----------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
 American Odyssey Global High-Yield Bond Fund                              3.79        -        -1.73%           5/1/98
---------------------------------------------------------------------------------------------------------------------------
 American Odyssey Intermediate-Term Bond Fund                             -4.82%       -         3.28%          10/8/96
 ---------------------------------------------------------------------------------------------------------------------------
 American Odyssey Long-Term Bond Fund                                     -8.80%       -         3.59%          10/8/96
 ---------------------------------------------------------------------------------------------------------------------------
 Federated High Yield Portfolio +                                         -3.32%       -         0.90%         10/22/97
 ---------------------------------------------------------------------------------------------------------------------------
 Putnam Diversified Income Portfolio                                      -5.19%       -         0.95%          10/8/96
 ---------------------------------------------------------------------------------------------------------------------------
 Smith Barney High Income Portfolio                                       -3.79%       -         3.89%         10/29/96
 ---------------------------------------------------------------------------------------------------------------------------
 Travelers High Yield Bond Trust                                          -2.08%       -         6.72%          10/8/96
 ---------------------------------------------------------------------------------------------------------------------------
 Travelers Quality Bond Portfolio                                         -5.21%       -         2.01%          9/26/97
 ---------------------------------------------------------------------------------------------------------------------------
 Travelers U.S. Government Securities Portfolio                           -10.11%      -         3.73%          10/8/96

 ---------------------------------------------------------------------------------------------------------------------------
 BALANCED ACCOUNTS:
 ---------------------------------------------------------------------------------------------------------------------------
 MFS Total Return Portfolio                                               -3.76%       -         9.47%          10/8/96
 ---------------------------------------------------------------------------------------------------------------------------
 Salomon Brothers Total Return Fund                                       -5.49%       -         -0.03%         9/21/98
 ---------------------------------------------------------------------------------------------------------------------------
 Travelers Managed Assets Trust                                            7.11%       -         16.07%         10/8/96
 ---------------------------------------------------------------------------------------------------------------------------
 MONEY MARKET ACCOUNTS:
 ---------------------------------------------------------------------------------------------------------------------------
 Smith Barney Money Market Portfolio +                                    -1.76%       -         2.32%          10/1/96
 ---------------------------------------------------------------------------------------------------------------------------
 Travelers Money Market Portfolio                                         -1.56%       -         -0.39%         9/10/98
 ---------------------------------------------------------------------------------------------------------------------------



* Certain funds offer multiple classes of shares. The performance above may reflect the fees and performance of another class of the same fund for periods before the current class existed. If the current class's 12b-1 fee and other expenses were higher, the performance shown would be lower. # The inception date used to calculate standardized performance is based on the date that the investment option became active in the product. + Indicates funds that are no longer available for sale in this product as of May 1, 1998
@ American Odyssey Funds shown above do not reflect the CHART fee of 1.25%
* American Odyssey Funds shown above do not reflect the CHART fee of 1.25%

                           TRAVELERS GOLD TRACK SELECT
               NON STANDARDIZED PERFORMANCE UPDATE AS OF 12/31/99




                                                                            Cumulative Returns
                                                            ---------------------------------------------------------


                                                         YTD        1 YR          3YR          5YR          10YR
---------------------------------------------------------------------------------------------------------------------
STOCK ACCOUNTS:
---------------------------------------------------------------------------------------------------------------------
Alliance Growth Portfolio                                30.55%      30.55%        111.8%       260.0%             -
---------------------------------------------------------------------------------------------------------------------
American Odyssey Core Equity Fund*                       -1.57%      -1.57%         46.2%       143.0%             -
---------------------------------------------------------------------------------------------------------------------
American Odyssey Emerging Opportunities Fund*            34.95%      34.95%         28.6%        60.4%             -
---------------------------------------------------------------------------------------------------------------------
American Odyssey International Equity Fund*              30.82%      30.82%         53.8%       117.3%             -
---------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund (Janus) +                      51.54%      51.54%       201.13%      412.91%       685.62%
---------------------------------------------------------------------------------------------------------------------
Delaware Investments REIT Series                         -3.87%      -3.87%             -            -             -
---------------------------------------------------------------------------------------------------------------------
Delaware Small Cap Value Series                          -6.09%      -6.09%         15.8%        67.6%             -
---------------------------------------------------------------------------------------------------------------------
Dreyfus Capital Appreciation Portfolio                   10.02%      10.02%         78.8%       192.1%             -
---------------------------------------------------------------------------------------------------------------------
Dreyfus Small Cap Portfolio                              21.56%      21.56%         33.5%        96.3%             -
---------------------------------------------------------------------------------------------------------------------
Equity Income Portfolio (Fidelity)                        3.56%       3.56%         49.3%            -             -
---------------------------------------------------------------------------------------------------------------------
Equity Index Portfolio Class II *                        19.04%      19.04%         99.0%       230.1%             -
---------------------------------------------------------------------------------------------------------------------
Federated Stock Portfolio                                 3.98%       3.98%         59.2%            -             -
---------------------------------------------------------------------------------------------------------------------
Large Cap Portfolio (Fidelity)                           27.65%      27.65%        105.6%            -             -
---------------------------------------------------------------------------------------------------------------------
Lazard International Stock Portfolio                     20.14%      20.14%         42.7%            -             -
---------------------------------------------------------------------------------------------------------------------
MFS Mid Cap Growth Portfolio                             62.05%      62.05%             -            -             -
---------------------------------------------------------------------------------------------------------------------
MFS Research Portfolio                                   22.08%      22.08%             -            -             -
---------------------------------------------------------------------------------------------------------------------
Montgomery Variable Series: Growth Fund                  19.23%      19.23%         53.7%            -             -
---------------------------------------------------------------------------------------------------------------------
OCC Accumulation Trust Equity Portfolio                   1.22%       1.22%         39.7%       133.3%        276.7%
---------------------------------------------------------------------------------------------------------------------
Salomon Brothers Capital Fund                            20.51%      20.51%             -            -             -
---------------------------------------------------------------------------------------------------------------------
Salomon Brothers Investors Fund                          10.23%      10.23%             -            -             -
---------------------------------------------------------------------------------------------------------------------
Smith Barney International Equity Portfolio              65.58%      65.58%         76.5%       125.2%             -
---------------------------------------------------------------------------------------------------------------------
Smith Barney Large Cap Growth Portfolio                  29.15%      29.15%             -            -             -
---------------------------------------------------------------------------------------------------------------------
Smith Barney Large Cap Value Portfolio +                 -1.23%      -1.23%         33.9%       107.9%             -
---------------------------------------------------------------------------------------------------------------------
Social Awareness Stock Portfolio (Smith Barney)          14.34%      14.34%         87.6%       192.5%             -
---------------------------------------------------------------------------------------------------------------------
Strategic Stock Portfolio                                 3.61%       3.61%             -            -             -
---------------------------------------------------------------------------------------------------------------------
Strong Schafer Value Fund II                             -4.10%      -4.10%             -            -             -
---------------------------------------------------------------------------------------------------------------------
Travelers Disciplined Mid Cap Stock Portfolio            12.00%      12.00%             -            -             -
---------------------------------------------------------------------------------------------------------------------
Travelers Disciplined Small Cap Stock Portfolio          18.85%      18.85%             -            -             -
---------------------------------------------------------------------------------------------------------------------
Utilities Portfolio (Smith Barney)                       -1.37%      -1.37%         42.3%        92.6%             -
---------------------------------------------------------------------------------------------------------------------
Warburg Pincus Emerging Markets Portfolio                79.09%      79.09%             -            -             -
---------------------------------------------------------------------------------------------------------------------


                                                                          Average Annual Returns
                                                              ---------------------------------------------------
                                                                                      Inception to     Inception
STOCK ACCOUNTS:                                       3YR       5YR        10YR           Date            Date#
------------------------------------------------ ----------------------------------------------------------------
Alliance Growth Portfolio                             28.43%     29.18%           -      27.08%          6/20/94
------------------------------------------------ ----------------------------------------------------------------
American Odyssey Core Equity Fund*                    13.49%     19.42%           -      14.04%           5/1/93
------------------------------------------------ ----------------------------------------------------------------
American Odyssey Emerging Opportunities Fund*          8.74%      9.91%           -       9.87%           5/1/93
------------------------------------------------ ----------------------------------------------------------------
American Odyssey International Equity Fund*           15.43%     16.79%           -      13.70%           5/1/93
------------------------------------------------ ----------------------------------------------------------------
Capital Appreciation Fund (Janus) +                   44.41%     38.65%      22.88%      14.19%          5/26/83
------------------------------------------------ ----------------------------------------------------------------
Delaware Investments REIT Series                           -          -           -      -8.25%           5/6/98
------------------------------------------------ ----------------------------------------------------------------
Delaware Small Cap Value Series                        5.01%     10.87%           -       9.23%         12/23/93
------------------------------------------------ ----------------------------------------------------------------
Dreyfus Capital Appreciation Portfolio                21.37%     23.90%           -      18.50%           4/5/93
------------------------------------------------ ----------------------------------------------------------------
Dreyfus Small Cap Portfolio                           10.11%     14.43%           -      33.93%          8/31/90
------------------------------------------------ ----------------------------------------------------------------
Equity Income Portfolio (Fidelity)                    14.29%          -           -      16.41%          8/30/96
------------------------------------------------ ----------------------------------------------------------------
Equity Index Portfolio Class II *                     25.79%     26.96%           -      19.66%         11/30/91
------------------------------------------------ ----------------------------------------------------------------
Federated Stock Portfolio                             16.77%          -           -      18.96%          8/30/96
------------------------------------------------ ----------------------------------------------------------------
Large Cap Portfolio (Fidelity)                        27.16%          -           -      28.67%          8/30/96
------------------------------------------------ ----------------------------------------------------------------
Lazard International Stock Portfolio                  12.58%          -           -      13.33%           8/1/96
------------------------------------------------ ----------------------------------------------------------------
MFS Mid Cap Growth Portfolio                               -          -           -      30.92%          3/23/98
------------------------------------------------ ----------------------------------------------------------------
MFS Research Portfolio                                     -          -           -      14.92%          3/23/98
------------------------------------------------ ----------------------------------------------------------------
Montgomery Variable Series: Growth Fund               15.41%          -           -      18.46%           2/9/96
------------------------------------------------ ----------------------------------------------------------------
OCC Accumulation Trust Equity Portfolio               11.79%     18.45%      14.18%      14.35%           8/1/88
------------------------------------------------ ----------------------------------------------------------------
Salomon Brothers Capital Fund                              -          -           -      20.07%          2/17/98
------------------------------------------------ ----------------------------------------------------------------
Salomon Brothers Investors Fund                            -          -           -      10.49%          2/17/98
------------------------------------------------ ----------------------------------------------------------------
Smith Barney International Equity Portfolio           20.84%     17.62%           -      14.82%          6/20/94
------------------------------------------------ ----------------------------------------------------------------
Smith Barney Large Cap Growth Portfolio                    -          -           -      32.64%           5/6/98
------------------------------------------------ ----------------------------------------------------------------
Smith Barney Large Cap Value Portfolio +              10.21%     15.75%           -      13.74%          6/20/94
------------------------------------------------ ----------------------------------------------------------------
Social Awareness Stock Portfolio (Smith Barney)       23.32%     23.93%           -      16.55%           5/1/92
------------------------------------------------ ----------------------------------------------------------------
Strategic Stock Portfolio                                  -          -           -      -1.91%           5/6/98
------------------------------------------------ ----------------------------------------------------------------
Strong Schafer Value Fund II                               -          -           -      -2.13%         10/10/97
------------------------------------------------ ----------------------------------------------------------------
Travelers Disciplined Mid Cap Stock Portfolio              -          -           -      21.80%           4/1/97
------------------------------------------------ ----------------------------------------------------------------
Travelers Disciplined Small Cap Stock Portfolio            -          -           -       2.86%           5/1/98
------------------------------------------------ ----------------------------------------------------------------
Utilities Portfolio (Smith Barney)                    12.48%     14.00%           -      11.84%           2/4/94
------------------------------------------------ ----------------------------------------------------------------
Warburg Pincus Emerging Markets Portfolio                  -          -           -      21.76%         12/31/97
------------------------------------------------ ----------------------------------------------------------------

                                                             Calendar Year Returns
                                                --------------------------------------

STOCK ACCOUNTS:                                         1998         1997        1996
--------------------------------------------------------------------------------------
Alliance Growth Portfolio                              27.39%      27.37%      27.69%
--------------------------------------------------------------------------------------
American Odyssey Core Equity Fund*                     14.05%      30.21%      21.55%
--------------------------------------------------------------------------------------
American Odyssey Emerging Opportunities Fund*          -9.83%       5.66%      -4.40%
--------------------------------------------------------------------------------------
American Odyssey International Equity Fund*            13.39%       3.69%      20.29%
--------------------------------------------------------------------------------------
Capital Appreciation Fund (Janus) +                    59.52%      24.57%      26.54%
--------------------------------------------------------------------------------------
Delaware Investments REIT Series                            -           -           -
--------------------------------------------------------------------------------------
Delaware Small Cap Value Series                        -6.05%      31.23%      20.97%
--------------------------------------------------------------------------------------
Dreyfus Capital Appreciation Portfolio                 28.52%      26.42%      23.96%
--------------------------------------------------------------------------------------
Dreyfus Small Cap Portfolio                            -4.71%      15.25%      15.10%
--------------------------------------------------------------------------------------
Equity Income Portfolio (Fidelity)                     10.91%      29.99%           -
--------------------------------------------------------------------------------------
Equity Index Portfolio Class II *                      26.94%      31.72%      21.90%
--------------------------------------------------------------------------------------
Federated Stock Portfolio                              16.26%      31.72%           -
--------------------------------------------------------------------------------------
Large Cap Portfolio (Fidelity)                         33.75%      20.43%           -
--------------------------------------------------------------------------------------
Lazard International Stock Portfolio                   11.17%       6.84%           -
--------------------------------------------------------------------------------------
MFS Mid Cap Growth Portfolio                                -           -           -
--------------------------------------------------------------------------------------
MFS Research Portfolio                                      -           -           -
--------------------------------------------------------------------------------------
Montgomery Variable Series: Growth Fund                 1.59%      26.93%           -
--------------------------------------------------------------------------------------
OCC Accumulation Trust Equity Portfolio                10.39%      25.02%      21.79%
--------------------------------------------------------------------------------------
Salomon Brothers Capital Fund                               -           -           -
--------------------------------------------------------------------------------------
Salomon Brothers Investors Fund                             -           -           -
--------------------------------------------------------------------------------------
Smith Barney International Equity Portfolio             5.11%       1.39%      16.18%
--------------------------------------------------------------------------------------
Smith Barney Large Cap Growth Portfolio                     -           -           -
--------------------------------------------------------------------------------------
Smith Barney Large Cap Value Portfolio +                8.41%      25.01%      18.22%
--------------------------------------------------------------------------------------
Social Awareness Stock Portfolio (Smith Barney)        30.53%      25.66%      18.42%
--------------------------------------------------------------------------------------
Strategic Stock Portfolio                                   -           -           -
--------------------------------------------------------------------------------------
Strong Schafer Value Fund II                            0.69%           -           -
--------------------------------------------------------------------------------------
Travelers Disciplined Mid Cap Stock Portfolio          15.40%           -           -
--------------------------------------------------------------------------------------
Travelers Disciplined Small Cap Stock Portfolio             -           -           -
--------------------------------------------------------------------------------------
Utilities Portfolio (Smith Barney)                     16.65%      23.68%       6.07%
--------------------------------------------------------------------------------------
Warburg Pincus Emerging Markets Portfolio             -17.22%           -           -
--------------------------------------------------------------------------------------

*  American Odyssey Funds shown above do not reflect the CHART fee of 1.25%


                           TRAVELERS GOLD TRACK SELECT
                NONSTANDARDIZED PERFORMANCE UPDATE AS OF 12/31/99

                                                                                   Cumulative Returns
                                                                   -----------------------------------------------------------------
                                                                       YTD        1 YR          3YR          5YR          10YR
------------------------------------------------------------------------------------------------------------------------------------
BOND ACCOUNTS:
------------------------------------------------------------------------------------------------------------------------------------
American Odyssey Global High-Yield Bond Fund@                            9.25%       9.25%             -            -             -
------------------------------------------------------------------------------------------------------------------------------------
American Odyssey Intermediate-Term Bond Fund@                            0.19%       0.19%         13.8%        32.6%             -
------------------------------------------------------------------------------------------------------------------------------------
American Odyssey Long-Term Bond Fund@                                   -4.00%      -4.00%         14.3%        38.1%             -
------------------------------------------------------------------------------------------------------------------------------------
Federated High Yield Portfolio +                                         1.76%       1.76%         19.8%            -             -
------------------------------------------------------------------------------------------------------------------------------------
Putnam Diversified Income Portfolio                                     -0.20%      -0.20%          5.4%        30.5%             -
------------------------------------------------------------------------------------------------------------------------------------
Smith Barney High Income Portfolio                                       1.27%       1.27%         12.9%        48.2%             -
------------------------------------------------------------------------------------------------------------------------------------
Travelers High Yield Bond Trust                                          3.07%       3.07%         24.7%        62.9%        123.8%
------------------------------------------------------------------------------------------------------------------------------------
Travelers Quality Bond Portfolio                                        -0.22%      -0.22%         13.1%            -             -
------------------------------------------------------------------------------------------------------------------------------------
Travelers U.S. Government Securities Portfolio                          -5.38%      -5.38%         14.4%        40.8%             -
------------------------------------------------------------------------------------------------------------------------------------
BALANCED ACCOUNTS:
------------------------------------------------------------------------------------------------------------------------------------
MFS Total Return Portfolio                                               1.31%       1.31%         33.6%        87.4%             -
------------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Total Return Fund                                      -0.52%      -0.52%             -            -             -
------------------------------------------------------------------------------------------------------------------------------------
Travelers Managed Assets Trust                                          12.75%      12.75%         61.8%       128.0%        199.6%
------------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET ACCOUNTS:
------------------------------------------------------------------------------------------------------------------------------------
Smith Barney Money Market Portfolio +                                    3.41%       3.41%         11.2%        19.9%             -
------------------------------------------------------------------------------------------------------------------------------------
Travelers Money Market Portfolio                                         3.62%       3.62%         11.4%        17.9%         38.1%
------------------------------------------------------------------------------------------------------------------------------------

                                                           Average Annual Returns                         Calendar Year Returns
                                                   ---------------------------------------------------------------------------------
                                                                                Inception to   Inception
                                                       3YR     5YR     10YR         Date         Date#    1998     1997        1996
                                                   ---------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
BOND ACCOUNTS:
------------------------------------------------------------------------------------------------------------------------------------
American Odyssey Global High-Yield Bond Fund@             -       -        -       1.34%          5/1/98       -       -           -
------------------------------------------------------------------------------------------------------------------------------------
American Odyssey Intermediate-Term Bond Fund@          4.42%   5.80%       -       4.19%          5/1/93   7.08%   6.12%       2.58%
------------------------------------------------------------------------------------------------------------------------------------
American Odyssey Long-Term Bond Fund@                  4.55%   6.67%       -       5.10%          5/1/93   7.63%  10.60%      -0.01%
------------------------------------------------------------------------------------------------------------------------------------
Federated High Yield Portfolio +                       6.22%       -       -       7.78%         8/30/96   3.36%  13.94%           -
------------------------------------------------------------------------------------------------------------------------------------
Putnam Diversified Income Portfolio                   1.78%   5.46%        -       5.07%         6/20/94  -0.63%   6.30%       6.83%
------------------------------------------------------------------------------------------------------------------------------------
Smith Barney High Income Portfolio                    4.12%   8.18%        -       7.11%         6/22/94  -0.85%  12.41%      11.68%
------------------------------------------------------------------------------------------------------------------------------------
Travelers High Yield Bond Trust                       7.65%  10.25%    8.38%       7.46%         6/10/83   5.18%  15.06%      14.53%
------------------------------------------------------------------------------------------------------------------------------------
Travelers Quality Bond Portfolio                      4.18%       -        -       4.70%         8/30/96   7.14%   5.75%           -
------------------------------------------------------------------------------------------------------------------------------------
Travelers U.S. Government Securities Portfolio        4.60%   7.08%        -       5.33%         1/24/92   8.78%  11.18%       0.13%
------------------------------------------------------------------------------------------------------------------------------------
BALANCED ACCOUNTS:                                   10.14%  13.37%        -      11.57%         6/20/94  10.25%  19.63%      13.02%
------------------------------------------------------------------------------------------------------------------------------------
MFS Total Return Portfolio                               -       -         -       2.17%         2/17/98       -       -           -
------------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Total Return Fund                   17.40%  17.91%   11.59%      10.18%          6/7/83  19.87%  19.72%      12.30%
--------------------------------------------------- --------------------------------------------------------------------------------
Travelers Managed Assets Trust                        3.61%   3.70%        -       3.61%         6/20/94   3.70%   3.73%       3.60%
--------------------------------------------------- --------------------------------------------------------------------------------
MONEY MARKET ACCOUNTS:                                3.67%   3.34%    3.28%       3.72%        12/31/87   3.69%   3.70%       2.82%
--------------------------------------------------- --------------------------------------------------------------------------------

* Certain funds offer multiple classes of shares. The performance above may reflect the fees and performance of another class of the same fund for periods before the current class existed. If the current class's 12b-1 fee and other expenses were higher, the performance shown would be lower. # The inception date is the date that the underlying fund commenced operations. + Indicates funds that are no longer available for sale in this product as of May 1, 1998
@ American Odyssey Funds shown above do not reflect the CHART fee of 1.25%

                           FEDERAL TAX CONSIDERATIONS

            The following description of the federal income tax consequences under this Contract is not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, tax advice may be needed by a person contemplating purchase of an annuity contract and by a contract owner or beneficiary who may make elections under a contract. For further information, please consult a qualified tax adviser.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

            Federal tax law generally requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which a participant under a qualified plan, a Section 403(b) annuity, or an IRA attains age 701/2. Distributions must also begin or be continued according to required patterns following the death of the contract owner or the annuitant.

NONQUALIFIED ANNUITY CONTRACTS

            Individuals may purchase tax-deferred annuities without tax law funding limits. The purchase payments receive no tax benefit, deduction or deferral, but increases in the value of the contract are generally deferred from tax until distribution. If a nonqualified annuity is owned by other than an individual, however, (e.g., by a corporation), the increases in value attributable to purchase payments made after February 28, 1986 are includable in income annually. Furthermore, for contracts issued after April 22, 1987, all deferred increases in value will be includable in the income of a contract owner when the contract owner transfers the contract without adequate consideration.

            If two or more annuity contracts are purchased from the same insurer within the same calendar year, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

            Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

            The federal tax law requires that nonqualified annuity contracts meet minimum mandatory distribution requirements upon the death of the contract owner, including the first of joint owners. Failure to meet these requirements will cause the surviving joint owner, or the beneficiary to lose the tax benefits associated with annuity contracts, i.e., primarily the tax deferral prior to distribution. The distribution required depends, among other things, upon whether an annuity option is elected or whether the new contract owner is the surviving spouse. Contracts will be administered by the

Company in accordance with these rules and the Company will make a notification when payments should be commenced.

INDIVIDUAL RETIREMENT ANNUITIES

            To the extent of earned income for the year and not exceeding $2,000 per individual, an individual may make deductible contributions to an individual retirement annuity (IRA). There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit of $4,000.

            The Code provides for the purchase of a Simplified Employee Pension
(SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of 15% of compensation up to $30,000 for each participant.

SIMPLE Plan IRA Form

            Effective January 1, 1997, employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to $6,000. (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution of 100% on the first 3% or 7% contribution for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.

ROTH IRAS

            Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations ($2,000 per year for annual contributions), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

            Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

            Under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

            Distributions are taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Certain lump-sum distributions may be eligible for special forward averaging tax treatment for certain classes of individuals.

FEDERAL INCOME TAX WITHHOLDING

            The portion of a distribution which is taxable income to the recipient will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(b) PLANS OR ARRANGEMENTS OR FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS

            There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another retirement plan but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

        (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

        (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

        (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70 1/2 or as otherwise required by law.

            A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and a 10% additional tax penalty may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2. OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

            To the extent not described as requiring 20% withholding in 1 above, the portion of a non-periodic distribution which constitutes taxable income will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable distribution will be withheld as federal income tax. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE
   YEAR)

            The portion of a periodic distribution which constitutes taxable income will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs. As of January 1, 1999, a recipient receiving periodic payments (e.g., monthly or annual payments under an annuity option) which total $14,850 or less per year, will generally be exempt from periodic withholding.

            Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. All recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

            Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are not permitted to elect out of withholding.


                             INDEPENDENT ACCOUNTANTS

        The consolidated financial statements of The Travelers Insurance Company and subsidiaries as of December 31, 1999 and 1998, and for each of the years in the three-year period ended December 31, 1999, included herein, and the financial statements of Separate Account QP as of and for the year ended December 31, 1999, also included herein, have been included in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

ANNUAL REPORT
DECEMBER 31, 1999

               THE TRAVELERS SEPARATE ACCOUNT QP
               FOR VARIABLE ANNUITIES

  [TRAVELERS LIFE & ANNUITY LOGO]

  The Travelers Insurance Company
  The Travelers Life and Annuity Company
  One Tower Square
  Hartford, CT  06183

                       THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1999

ASSETS:
  Investments in eligible funds at market value:
   American Odyssey Funds, Inc., 8,822,343 shares (cost $126,396,415)................        $133,216,313
   Capital Appreciation Fund, 350,142 shares (cost $23,777,393)......................          38,095,439
   Delaware Group Premium Fund, Inc., 21,164 shares (cost $291,226)..................             287,118
   Dreyfus Stock Index Fund, 301,035 shares (cost $8,967,384)........................          11,574,791
   Dreyfus Variable Investment Fund, 395,581 shares (cost $15,581,952)...............          16,373,744
   Fidelity's Variable Insurance Products Fund, 640,232 shares (cost $18,396,913)....          23,144,875
   Fidelity's Variable Insurance Products Fund II, 167,559 shares (cost $2,844,721)..           3,128,318
   Greenwich Street Series Fund, 89,492 shares (cost $2,991,807).....................           3,204,700
   High Yield Bond Trust, 158,325 shares (cost $1,539,507)...........................           1,499,338
   Managed Assets Trust, 815,156 shares (cost $15,963,459)...........................          17,216,091
   Money Market Portfolio, 2,562,304 shares (cost $2,562,304)........................           2,562,304
   OCC Accumulation Trust, 37,055 shares (cost $1,479,339)...........................           1,391,795
   Salomon Brothers Variable Series Funds Inc., 65,870 shares (cost $790,989)........             815,468
   Strong Variable Insurance Funds, Inc., 4,432 shares (cost $43,083)................              40,421
   Templeton Variable Products Series Fund, 339,105 shares (cost $7,289,664).........           8,058,398
   Montgomery Funds III, 8,092 shares (cost $139,704)................................             148,806
   The Travelers Series Trust, 2,366,746 shares (cost $40,013,428)...................          42,251,962
   Travelers Series Fund Inc., 4,759,096 shares (cost $36,442,124)...................          41,427,490
   Warburg Pincus Trust, 31,367 shares (cost $368,554)...............................             444,786
                                                                                          ----------------

     Total Investments (cost $305,879,966)...........................................                         $344,882,157

  Receivables:
   Dividends.........................................................................                               12,257
   Purchase payments and transfers from other Travelers accounts.....................                              155,668
  Other assets.......................................................................                                  523
                                                                                                              ------------

     Total Assets....................................................................                          345,050,605
                                                                                                              ------------

LIABILITIES:
  Payables:
   Contract surrenders and transfers to other Travelers accounts.....................                              152,647
   Insurance charges.................................................................                               75,606
   Administrative fees...............................................................                                  406
  Accrued liabilities................................................................                                2,574
                                                                                                              ------------

     Total Liabilities...............................................................                              231,233
                                                                                                              ------------

NET ASSETS:                                                                                                   $344,819,372
                                                                                                              ============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 1999

INVESTMENT INCOME:
  Dividends..............................................................                                      $12,496,931

EXPENSES:
  Insurance charges......................................................                        $1,866,921
  Administrative fees....................................................                            12,829
                                                                                              -------------

  Total expenses.........................................................                                        1,879,750
                                                                                                               -----------

     Net investment income...............................................                                       10,617,181
                                                                                                               -----------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain (loss) from investment transactions:
   Proceeds from investments sold........................................                        36,478,696
   Cost of investments sold..............................................                        34,599,068
                                                                                              -------------

     Net realized gain (loss)............................................                                        1,879,628

  Change in unrealized gain (loss) on investments:
   Unrealized gain at December 31, 1998..................................                        10,461,469
   Unrealized gain at December 31, 1999..................................                        39,002,191
                                                                                              -------------

     Net change in unrealized gain (loss) for the year...................                                       28,540,722
                                                                                                               -----------

      Net realized gain (loss) and change in unrealized gain (loss)......                                       30,420,350
                                                                                                               -----------

  Net increase in net assets resulting from operations...................                                      $41,037,531
                                                                                                               ===========

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                                                              1999                 1998
                                                                                              ----                 ----
OPERATIONS:
  Net investment income........................................................      $      10,617,181         $  2,710,639
  Net realized gain (loss) from investment transactions........................              1,879,628              660,607
  Net change in unrealized gain (loss) on investments..........................             28,540,722            8,087,940
                                                                                     -----------------        -------------
   Net increase in net assets resulting from operations........................             41,037,531           11,459,186
                                                                                     -----------------        -------------

UNIT TRANSACTIONS:
  Participant purchase payments
   (applicable to 85,773,040 and 44,678,313 units, respectively)...............            118,744,191           56,161,812
  Participant transfers from other Travelers accounts
   (applicable to 97,681,269 and 12,816,931 units, respectively)...............            132,882,866           16,698,425
  Administrative and asset allocation charges
   (applicable to 613,835 and 283,872 units, respectively).....................               (784,492)            (349,434)
  Contract surrenders
   (applicable to 8,407,364 and 2,279,007 units, respectively).................            (11,791,356)          (3,036,942)
  Participant transfers to other Travelers accounts
   (applicable to 30,625,012 and 8,454,330 units, respectively)................            (39,873,280)         (10,408,149)
  Other payments to participants
   (applicable to 261,611 and 33,572 units, respectively)......................               (428,408)             (44,498)
                                                                                     -----------------        -------------
   Net increase in net assets resulting from unit transactions.................            198,749,521           59,021,214
                                                                                     -----------------        -------------

     Net increase in net assets................................................            239,787,052           70,480,400

NET ASSETS
  Beginning of year............................................................            105,032,320           34,551,920
                                                                                     -----------------        -------------

  End of year..................................................................      $     344,819,372         $105,032,320
                                                                                     =================        =============

                       See Notes to Financial Statements

                         NOTES TO FINANCIAL STATEMENTS

1.   SIGNIFICANT ACCOUNTING POLICIES

     The Travelers Separate Account QP for Variable Annuities ("Separate Account QP") is a separate account of The Travelers Insurance Company ("The Travelers"), an indirect wholly owned subsidiary of Citigroup Inc., and is available for funding certain variable annuity contracts issued by The Travelers. Separate Account QP is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Fund QP is comprised of the Registered Gold Track and Registered Gold Track Select products.

     Participant purchase payments applied to Separate Account QP are invested in one or more eligible funds in accordance with the selection made by the contract owner. As of December 31, 1999, the eligible funds available under Separate Account QP were: Managed Assets Trust; High Yield Bond Trust; Capital Appreciation Fund; Money Market Portfolio; U.S. Government Securities Portfolio, Utilities Portfolio, Social Awareness Stock Portfolio, Travelers Quality Bond Portfolio, Lazard International Stock Portfolio, Federated Stock Portfolio, Federated High Yield Portfolio, Large Cap Portfolio, Equity Income Portfolio, Disciplined Mid Cap Stock Portfolio, Convertible Bond Portfolio, Disciplined Small Cap Stock Portfolio, MFS Mid Cap Growth Portfolio, MFS Research Portfolio and Strategic Stock Portfolio of The Travelers Series Trust; American Odyssey Core Equity Fund, American Odyssey Emerging Opportunities Fund, American Odyssey International Equity Fund, American Odyssey Long-Term Bond Fund, American Odyssey Intermediate-Term Bond Fund and American Odyssey Global High-Yield Bond Fund of American Odyssey Funds, Inc.; Alliance Growth Portfolio, Smith Barney Large Cap Value Portfolio, Smith Barney High Income Portfolio, MFS Total Return Portfolio, Smith Barney International Equity Portfolio, Smith Barney Money Market Portfolio, Putnam Diversified Income Portfolio and Smith Barney Large Capitalization Growth Portfolio of Travelers Series Fund Inc.; Salomon Brothers Variable Investors Fund, Salomon Brothers Variable Total Return Fund and Salomon Brothers Variable Capital Fund of Salomon Brothers Variable Series Funds Inc.; Equity Index Portfolio Class II of Greenwich Street Series Fund (all of which are managed by affiliates of The Travelers); Templeton Bond Fund (Class 1), Templeton Stock Fund (Class 1) and Templeton Asset Allocation Fund (Class
     1) of Templeton Variable Products Series Fund; High Income Portfolio, Growth Portfolio and Equity-Income Portfolio of Fidelity's Variable Insurance Products Fund; Asset Manager Portfolio of Fidelity's Variable Insurance Products Fund II; Dreyfus Stock Index Fund; Small Cap Portfolio and Capital Appreciation Portfolio of Dreyfus Variable Investment Fund; REIT Series and Small Cap Value Series of Delaware Group Premium Fund, Inc; Montgomery Variable Series: Growth Fund of Montgomery Funds III; Equity Portfolio of OCC Accumulation Trust; Strong Schafer Value Fund II of Strong Variable Insurance Funds, Inc. and Emerging Markets Portfolio of Warburg Pincus Trust. All of the funds are Massachusetts business trusts, except for American Odyssey Funds, Inc., Dreyfus Stock Index Fund, Travelers Series Fund Inc., Salomon Brothers Variable Series Funds Inc. and Delaware Group Premium Fund, Inc. which are incorporated under Maryland law; Strong Variable Insurance Funds, Inc. which is a Wisconsin corporation and Montgomery Funds III which is a Delaware business trust. Not all funds may be available in all states or to all contract owners.

     The following is a summary of significant accounting policies consistently followed by Separate Account QP in the preparation of its financial statements.

     SECURITY VALUATION. Investments are valued daily at the net asset values per share of the underlying funds.

     SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date.

     FEDERAL INCOME TAXES. The operations of Separate Account QP form a part of the total operations of The Travelers and are not taxed separately. The Travelers is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of Separate Account QP. Separate Account QP is not taxed as a "regulated investment company" under Subchapter M of the Code.

     OTHER. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.   INVESTMENTS

     The aggregate costs of purchases and proceeds from sales of investments were $246,590,143 and $36,478,696 respectively, for the year ended December 31, 1999. Realized gains and losses from investment transactions are reported on an average cost basis. The cost of investments in eligible funds was $305,879,966 at December 31, 1999. Gross unrealized appreciation for all investments at December 31, 1999 was $44,562,887. Gross unrealized depreciation for all investments at December 31, 1999 was $5,560,696.

3.   CONTRACT CHARGES

     Insurance charges are paid for the mortality and expense risks assumed by The Travelers. Each business day, The Travelers deducts a mortality and expense risk charge which is reflected in the calculation of accumulation and annuity unit values. These charges which are negotiated on an individual contract basis, equal on an annual basis, 0.60%, 0.80%, 0.95%, 1.15%, 1.20% and 0.90% of the amounts held in each funding option. Contract owners' equity associated with each insurance charge is identified as Price 1, Price 2, Price 3, Price 4, Price 5 and Price 6, respectively, in Note 5. Additionally, for certain allocated contracts in the accumulation phase, a semi-annual charge of $15 (prorated for partial periods) is deducted from participant account balances and paid to The Travelers to cover administrative charges.

     Administrative fees are paid for administrative expenses. This fee is also deducted each business day and reflected in the calculation of accumulation and annuity unit values. This charge equals, on an annual basis, 0.10% of the amounts held in each funding option of certain allocated contracts. Contract owner's equity associated with this charge is identified as Price 5 in Note 5.

     No sales charge is deducted from participant purchase payments when they are received. However, as negotiated, The Travelers may assess a contingent deferred sales charge (up to 5% if a participant's purchase payment is surrendered within five years of its payment date) or, as an alternative, a surrender charge (up to 5% if a participant's purchase payment is surrendered within eight years of its payment date.) Contract surrender payments include $89,365 and $21,351 of contingent deferred sales charges and surrender charges for the years ended December 31, 1999 and 1998, respectively.

     Participants in American Odyssey Funds, Inc. (the "Funds"), may elect to enter into a separate asset allocation advisory agreement with Copeland Financial Services, Inc. ("Copeland"), an affiliate of The Travelers. Under this arrangement, Copeland provides asset allocation advice and charges participants an annual fee, plus a one-time set-up fee of $30. The annual fee, which decreases as a participant's assets in the Funds increase, is equivalent to an amount of up to 1.50% of the participant's assets in the Funds. These fees totaled $740,873 and $239,556 for the years ended December 31, 1999 and 1998, respectively.

4.   CHANGE IN ACCOUNTING

     On January 1, 1999, in conjunction with the implementation of a new system, Separate Account QP changed its basis of reporting realized gains and losses for investment transactions from an identified cost basis to an average cost basis. The accounting change had no effect on net assets.

5.   NET CONTRACT OWNERS' EQUITY

                                                                                    DECEMBER 31, 1999
                                                                    ---------------------------------------------------
                                                                    ACCUMULATION   ANNUITY      UNIT          NET
                                                                       UNITS        UNITS       VALUE       ASSETS
                                                                       -----        -----       -----       -------
  American Odyssey Funds, Inc.
   American Odyssey Core Equity Fund
    Price 1........................................                       92,195         -     $1.613      $    148,753
    Price 2........................................                    5,408,519         -      1.603         8,670,272
    Price 3........................................                    4,369,219         -      1.595         6,970,358
    Price 4........................................                      763,197         -      1.585         1,209,725
    Price 5........................................                      186,669         -      1.577           294,456
    Price 6........................................                   12,330,782    29,151      1.598        19,750,097
   American Odyssey Emerging Opportunities Fund
    Price 1........................................                       92,398         -      1.163           107,458
    Price 2........................................                    5,098,615         -      1.155         5,891,361
    Price 3........................................                    5,046,010         -      1.150         5,802,310
    Price 4........................................                      627,445         -      1.142           716,834
    Price 5........................................                       91,325         -      1.137           103,835
    Price 6........................................                   11,826,052    28,326      1.152        13,653,349
   American Odyssey Global High-Yield Bond Fund
    Price 1........................................                       11,641         -      1.122            13,063
    Price 2........................................                    1,603,123         -      1.115         1,787,297
    Price 3........................................                    1,544,303         -      1.110         1,713,444
    Price 4........................................                      190,747         -      1.102           210,269
    Price 5........................................                       18,326         -      1.097            20,104
    Price 6........................................                    3,452,649         -      1.111         3,836,844
   American Odyssey Intermediate-Term Bond Fund
    Price 1........................................                       17,748         -      1.183            20,991
    Price 2........................................                    2,250,902         -      1.175         2,645,031
    Price 3........................................                    1,395,719         -      1.169         1,632,198
    Price 4........................................                      169,831         -      1.162           197,326
    Price 5........................................                       33,765         -      1.156            39,042
    Price 6........................................                    4,524,941    50,542      1.171         5,359,322
   American Odyssey International Equity Fund
    Price 1........................................                       58,143         -      1.716            99,752
    Price 2........................................                    5,139,992         -      1.705         8,761,457
    Price 3........................................                    3,370,475         -      1.696         5,717,483
    Price 4........................................                      564,777         -      1.685           951,883
    Price 5........................................                       37,869         -      1.677            63,518
    Price 6........................................                    9,767,304    17,789      1.699        16,625,649
   American Odyssey Long-Term Bond Fund
    Price 1........................................                        8,580         -      1.194            10,246
    Price 2........................................                    4,355,250         -      1.186         5,167,447
    Price 3........................................                    2,940,609         -      1.181         3,472,038
    Price 4........................................                      415,013         -      1.173           486,867
    Price 5........................................                       56,766         -      1.167            66,272
    Price 6........................................                    9,219,413    68,594      1.183        10,984,563

                                                                                    DECEMBER 31, 1999
                                                                    ---------------------------------------------------
                                                                    ACCUMULATION   ANNUITY      UNIT          NET
                                                                       UNITS        UNITS       VALUE       ASSETS
                                                                       -----        -----       -----       -------
  Capital Appreciation Fund
    Price 1........................................                     437,009          -     $3.163      $  1,382,202
    Price 2........................................                     215,894          -      3.143           678,453
    Price 3........................................                   3,623,345          -      3.127        11,331,456
    Price 4........................................                     809,231          -      3.107         2,514,491
    Price 5........................................                   1,271,961          -      3.092         3,933,207
    Price 6........................................                   5,825,126          -      3.132        18,246,737

  Delaware Group Premium Fund, Inc.
   REIT Series
    Price 1........................................                           -          -      0.958                 -
    Price 2........................................                      17,064          -      0.956            16,308
    Price 3........................................                           -          -      0.954                 -
    Price 4........................................                       2,453          -      0.952             2,336
    Price 5........................................                           -          -      0.951                 -
    Price 6........................................                      31,985          -      0.955            30,538
   Small Cap Value Series
    Price 1........................................                           -          -      1.060                 -
    Price 2........................................                      86,532          -      1.057            91,497
    Price 3........................................                           -          -      1.055                 -
    Price 4........................................                       9,931          -      1.053            10,454
    Price 5........................................                           -          -      1.051                 -
    Price 6........................................                     128,715          -      1.056           135,928

  Dreyfus Stock Index Fund
    Price 1........................................                     243,662          -      2.176           530,314
    Price 2........................................                          33          -      2.162                72
    Price 3........................................                   3,292,693          -      2.152         7,085,438
    Price 4........................................                     458,187          -      2.138           979,574
    Price 5........................................                   1,399,407          -      2.128         2,977,286
    Price 6........................................                           -          -      2.155                 -

  Dreyfus Variable Investment Fund
   Capital Appreciation Portfolio
    Price 1........................................                       3,743          -      1.193             4,466
    Price 2........................................                   6,527,393          -      1.190         7,766,034
    Price 3........................................                      67,059          -      1.187            79,615
    Price 4........................................                     100,924          -      1.184           119,479
    Price 5........................................                      26,484          -      1.181            31,286
    Price 6........................................                   5,775,356          -      1.188         6,861,581
   Small Cap Portfolio
    Price 1........................................                      63,771          -      1.467            93,579
    Price 2........................................                     363,977          -      1.464           532,751
    Price 3........................................                     106,854          -      1.461           156,101
    Price 4........................................                      44,319          -      1.457            64,580
    Price 5........................................                      15,312          -      1.454            22,270
    Price 6........................................                     437,132          -      1.462           639,006

                                                                                    DECEMBER 31, 1999
                                                                    ---------------------------------------------------
                                                                    ACCUMULATION   ANNUITY      UNIT          NET
                                                                       UNITS        UNITS       VALUE       ASSETS
                                                                       -----        -----       -----       -------
  Fidelity's Variable Insurance Products Fund
   Equity-Income Portfolio
    Price 1........................................                      125,159         -     $1.559      $    195,152
    Price 2........................................                          411         -      1.549               636
    Price 3........................................                    2,594,215         -      1.542         3,999,509
    Price 4........................................                      359,627         -      1.532           550,871
    Price 5........................................                      910,214         -      1.524         1,387,504
    Price 6........................................                            -         -      1.544                 -
   Growth Portfolio
    Price 1........................................                      168,043         -      2.311           388,355
    Price 2........................................                          177         -      2.296               407
    Price 3........................................                    5,002,571         -      2.285        11,431,258
    Price 4........................................                      838,004         -      2.270         1,902,576
    Price 5........................................                      873,625         -      2.259         1,973,835
    Price 6........................................                            -         -      2.289                 -
   High Income Portfolio
    Price 1........................................                       46,277         -      1.212            56,097
    Price 2........................................                           95         -      1.204               115
    Price 3........................................                      680,684         -      1.199           815,844
    Price 4........................................                      249,045         -      1.191           296,576
    Price 5........................................                      121,051         -      1.185           143,458
    Price 6........................................                            -         -      1.201                 -

  Fidelity's Variable Insurance Products Fund II
   Asset Manager Portfolio
    Price 1........................................                       38,657         -      1.589            61,414
    Price 2........................................                          188         -      1.578               296
    Price 3........................................                    1,051,184         -      1.571         1,651,144
    Price 4........................................                      476,733         -      1.561           743,983
    Price 5........................................                      431,977         -      1.553           670,867
    Price 6........................................                            -         -      1.573                 -

  Greenwich Street Series Fund
   Equity Index Portfolio Class II
    Price 1........................................                            -         -      1.094                 -
    Price 2........................................                    1,014,729         -      1.093         1,109,198
    Price 3........................................                            -         -      1.092                 -
    Price 4........................................                       11,806         -      1.091            12,877
    Price 5........................................                        4,744         -      1.090             5,170
    Price 6........................................                    1,901,306         -      1.092         2,077,022

                                                                                    DECEMBER 31, 1999
                                                                    ---------------------------------------------------
                                                                    ACCUMULATION   ANNUITY      UNIT          NET
                                                                       UNITS        UNITS       VALUE       ASSETS
                                                                       -----        -----       -----       -------
  High Yield Bond Trust
    Price 1........................................                        4,573         -     $1.315     $       6,012
    Price 2........................................                      245,914         -      1.306           321,224
    Price 3........................................                       78,777         -      1.300           102,403
    Price 4........................................                       64,829         -      1.292            83,729
    Price 5........................................                       42,157         -      1.285            54,184
    Price 6........................................                      715,406         -      1.302           931,455

  Managed Assets Trust
    Price 1........................................                       95,510         -      1.724           164,697
    Price 2........................................                    2,139,292         -      1.713         3,665,269
    Price 3........................................                      975,651         -      1.705         1,663,522
    Price 4........................................                      274,379         -      1.694           464,813
    Price 5........................................                      362,589         -      1.686           611,283
    Price 6........................................                    6,231,885         -      1.708        10,642,667

  Money Market Portfolio
    Price 1........................................                            -         -      1.057                 -
    Price 2........................................                    1,193,784         -      1.054         1,258,345
    Price 3........................................                            -         -      1.052                 -
    Price 4........................................                       41,317         -      1.049            43,352
    Price 5........................................                          108         -      1.047               113
    Price 6........................................                    1,189,996         -      1.053         1,252,720

  OCC Accumulation Trust
   Equity Portfolio
    Price 1........................................                            -         -      1.168                 -
    Price 2........................................                      103,534         -      1.165           120,604
    Price 3........................................                            -         -      1.163                 -
    Price 4........................................                        3,604         -      1.160             4,180
    Price 5........................................                            -         -      1.158                 -
    Price 6........................................                    1,085,047         -      1.163         1,262,378

                                                                                    DECEMBER 31, 1999
                                                                    ---------------------------------------------------
                                                                    ACCUMULATION   ANNUITY      UNIT          NET
                                                                       UNITS        UNITS       VALUE       ASSETS
                                                                       -----        -----       -----       -------
  Salomon Brothers Variable Series Funds Inc.
   Salomon Brothers Variable Capital Fund
    Price 1........................................                            -         -     $1.392      $          -
    Price 2........................................                       88,070         -      1.388           122,266
    Price 3........................................                            -         -      1.386                 -
    Price 4........................................                        6,664         -      1.383             9,213
    Price 5........................................                          196         -      1.380               270
    Price 6........................................                      200,061         -      1.387           277,418
   Salomon Brothers Variable Investors Fund
    Price 1........................................                          106         -      1.339               142
    Price 2........................................                       66,421         -      1.336            88,728
    Price 3........................................                        4,318         -      1.333             5,757
    Price 4........................................                        1,501         -      1.330             1,996
    Price 5........................................                        2,737         -      1.328             3,633
    Price 6........................................                       62,568         -      1.334            83,476
   Salomon Brothers Variable Total Return Fund
    Price 1........................................                            -         -      1.062                 -
    Price 2........................................                       30,146         -      1.059            31,923
    Price 3........................................                            -         -      1.057                 -
    Price 4........................................                        1,458         -      1.054             1,537
    Price 5........................................                            -         -      1.052                 -
    Price 6........................................                      128,948         -      1.058           136,375

  Strong Variable Insurance Funds, Inc.
   Strong Schafer Value Fund II
    Price 1........................................                            -         -      1.247                 -
    Price 2........................................                       15,579         -      1.244            19,378
    Price 3........................................                            -         -      1.242                 -
    Price 4........................................                          275         -      1.238               341
    Price 5........................................                            -         -      1.236                 -
    Price 6........................................                       16,658         -      1.242            20,695

  Templeton Variable Products Series Fund
   Templeton Asset Allocation Fund (Class 1)
    Price 1........................................                       25,306         -      1.584            40,080
    Price 2........................................                           93         -      1.574               146
    Price 3........................................                      505,516         -      1.566           791,649
    Price 4........................................                      415,299         -      1.556           646,175
    Price 5........................................                      493,692         -      1.548           764,442
    Price 6........................................                            -         -      1.569                 -

                                                                                    DECEMBER 31, 1999
                                                                    ---------------------------------------------------
                                                                    ACCUMULATION   ANNUITY      UNIT          NET
                                                                       UNITS        UNITS       VALUE       ASSETS
                                                                       -----        -----       -----       -------
  Templeton Variable Products Series Fund (continued)
   Templeton Bond Fund (Class 1)
    Price 1........................................                        6,368         -     $1.052      $      6,701
    Price 2........................................                            -         -      1.045                 -
    Price 3........................................                       42,558         -      1.040            44,278
    Price 4........................................                        8,106         -      1.034             8,379
    Price 5........................................                       19,551         -      1.029            20,112
    Price 6........................................                            -         -      1.042                 -
   Templeton Stock Fund (Class 1)
    Price 1........................................                      299,758         -      1.552           465,209
    Price 2........................................                          340         -      1.542               525
    Price 3........................................                    2,345,472         -      1.534         3,599,107
    Price 4........................................                      485,025         -      1.525           739,467
    Price 5........................................                      613,623         -      1.517           931,006
    Price 6........................................                            -         -      1.537                 -

  Montgomery Funds III
   Montgomery Variable Series: Growth Fund
    Price 1........................................                            -         -      1.286                 -
    Price 2........................................                       38,431         -      1.283            49,298
    Price 3........................................                            -         -      1.281                 -
    Price 4........................................                           43         -      1.278                54
    Price 5........................................                           57         -      1.275                73
    Price 6........................................                       77,542         -      1.281            99,351

  The Travelers Series Trust
   Equity Income Portfolio
    Price 1........................................                            -         -      1.238                 -
    Price 2........................................                    2,144,584         -      1.232         2,642,953
    Price 3........................................                            -         -      1.228                 -
    Price 4........................................                      312,472         -      1.222           381,813
    Price 5........................................                       57,889         -      1.217            70,476
    Price 6........................................                    6,669,310         -      1.229         8,199,107
   Federated High Yield Portfolio
    Price 1........................................                            -         -      1.079                 -
    Price 2........................................                       38,465         -      1.074            41,310
    Price 3........................................                            -         -      1.070                 -
    Price 4........................................                       12,756         -      1.066            13,595
    Price 5........................................                        3,860         -      1.062             4,101
    Price 6........................................                      218,380         -      1.072           234,021

                                                                                    DECEMBER 31, 1999
                                                                    ---------------------------------------------------
                                                                    ACCUMULATION   ANNUITY      UNIT          NET
                                                                       UNITS        UNITS       VALUE       ASSETS
                                                                       -----        -----       -----       -------
  The Travelers Series Trust (continued)
   Federated Stock Portfolio
    Price 1........................................                            -         -     $1.329      $          -
    Price 2........................................                      269,231         -      1.323           356,146
    Price 3........................................                            -         -      1.318                 -
    Price 4........................................                       61,526         -      1.311            80,688
    Price 5........................................                        4,170         -      1.307             5,448
    Price 6........................................                    1,413,168         -      1.320         1,864,766
   Large Cap Portfolio
    Price 1........................................                            -         -      1.782                 -
    Price 2........................................                    2,550,992         -      1.773         4,522,953
    Price 3........................................                            -         -      1.767                 -
    Price 4........................................                      234,329         -      1.758           411,939
    Price 5........................................                        7,759         -      1.752            13,591
    Price 6........................................                    4,955,852         -      1.769         8,765,407
   Lazard International Stock Portfolio
    Price 1........................................                            -         -      1.328                 -
    Price 2........................................                      369,840         -      1.322           488,824
    Price 3........................................                            -         -      1.317                 -
    Price 4........................................                       65,435         -      1.311            85,764
    Price 5........................................                       36,439         -      1.306            47,588
    Price 6........................................                      440,369         -      1.319           580,651
   MFS Mid Cap Growth Portfolio
    Price 1........................................                          415         -      1.979               822
    Price 2........................................                      233,024         -      1.974           460,061
    Price 3........................................                        9,187         -      1.971            18,104
    Price 4........................................                        1,622         -      1.966             3,189
    Price 5........................................                            -         -      1.962                 -
    Price 6........................................                      154,186         -      1.972           304,024
   MFS Research Portfolio
    Price 1........................................                       18,357         -      1.531            28,106
    Price 2........................................                      301,212         -      1.527           460,048
    Price 3........................................                        4,975         -      1.524             7,585
    Price 4........................................                        1,167         -      1.521             1,775
    Price 5........................................                          350         -      1.518               532
    Price 6........................................                      120,603         -      1.525           183,970

                                                                                    DECEMBER 31, 1999
                                                                    ---------------------------------------------------
                                                                    ACCUMULATION   ANNUITY      UNIT          NET
                                                                       UNITS        UNITS       VALUE       ASSETS
                                                                       -----        -----       -----       -------
  The Travelers Series Trust (continued)
   Social Awareness Stock Portfolio
    Price 1........................................                       40,351         -     $1.985      $     80,096
    Price 2........................................                      608,076         -      1.972         1,199,274
    Price 3........................................                      497,383         -      1.963           976,223
    Price 4........................................                      139,985         -      1.950           272,983
    Price 5........................................                      229,469         -      1.941           445,326
    Price 6........................................                    2,313,144         -      1.966         4,547,419
   Strategic Stock Portfolio
    Price 1........................................                            -         -      1.118                 -
    Price 2........................................                        4,596         -      1.115             5,126
    Price 3........................................                        5,368         -      1.113             5,977
    Price 4........................................                        1,500         -      1.110             1,666
    Price 5........................................                          334         -      1.108               370
    Price 6........................................                      324,249         -      1.114           361,227
   Convertible Bond Portfolio
    Price 1........................................                       66,449         -      1.100            73,062
    Price 2........................................                            -         -      1.099                 -
    Price 3........................................                       17,834         -      1.098            19,584
    Price 4........................................                            -         -      1.097                 -
    Price 5........................................                            -         -      1.097                 -
    Price 6........................................                            -         -      1.098                 -
   Disciplined Mid Cap Stock Portfolio
    Price 1........................................                        5,028         -      1.454             7,312
    Price 2........................................                       45,075         -      1.451            65,393
    Price 3........................................                        3,806         -      1.448             5,512
    Price 4........................................                        1,943         -      1.444             2,806
    Price 5........................................                          542         -      1.442               781
    Price 6........................................                      240,631         -      1.449           348,656
   Disciplined Small Cap Stock Portfolio
    Price 1........................................                          515         -      1.306               672
    Price 2........................................                        6,963         -      1.303             9,072
    Price 3........................................                        3,028         -      1.301             3,938
    Price 4........................................                        1,707         -      1.298             2,215
    Price 5........................................                            -         -      1.296                 -
    Price 6........................................                       38,065         -      1.301            49,540

                                                                                    DECEMBER 31, 1999
                                                                    ---------------------------------------------------
                                                                    ACCUMULATION   ANNUITY      UNIT          NET
                                                                       UNITS        UNITS       VALUE       ASSETS
                                                                       -----        -----       -----       -------
  The Travelers Series Trust (continued)
   Travelers Quality Bond Portfolio
    Price 1........................................                        1,221         -     $1.107      $      1,352
    Price 2........................................                      151,498         -      1.102           166,968
    Price 3........................................                       22,006         -      1.098            24,172
    Price 4........................................                      106,388         -      1.093           116,328
    Price 5........................................                      139,811         -      1.090           152,354
    Price 6........................................                      382,500         -      1.100           420,605
   U.S. Government Securities Portfolio
    Price 1........................................                            -         -      1.199                 -
    Price 2........................................                      110,708         -      1.192           131,910
    Price 3........................................                      206,083         -      1.186           244,366
    Price 4........................................                       74,915         -      1.178            88,261
    Price 5........................................                      110,011         -      1.172           128,981
    Price 6........................................                      880,918         -      1.188         1,046,240
   Utilities Portfolio
    Price 1........................................                        8,345         -      1.503            12,547
    Price 2........................................                      118,785         -      1.494           177,440
    Price 3........................................                       99,467         -      1.487           147,864
    Price 4........................................                       65,548         -      1.477            96,814
    Price 5........................................                        5,986         -      1.470             8,798
    Price 6........................................                      375,024         -      1.489           558,401

  Travelers Series Fund Inc.
   Alliance Growth Portfolio
    Price 1........................................                       99,102         -      2.305           228,439
    Price 2........................................                    3,927,438         -      2.290         8,994,810
    Price 3........................................                      776,729         -      2.279         1,770,320
    Price 4........................................                      300,983         -      2.265           681,582
    Price 5........................................                      182,765         -      2.254           411,878
    Price 6........................................                    4,335,442         -      2.283         9,897,290
   MFS Total Return Portfolio
    Price 1........................................                       76,473         -      1.427           109,150
    Price 2........................................                    1,023,136         -      1.418         1,450,902
    Price 3........................................                      113,121         -      1.411           159,643
    Price 4........................................                      238,310         -      1.402           334,148
    Price 5........................................                      136,549         -      1.395           190,539
    Price 6........................................                    1,607,844         -      1.414         2,272,759
   Putnam Diversified Income Portfolio
    Price 1........................................                        9,311         -      1.098            10,228
    Price 2........................................                      278,395         -      1.091           303,840
    Price 3........................................                       59,424         -      1.086            64,541
    Price 4........................................                      139,658         -      1.079           150,709
    Price 5........................................                      227,738         -      1.074           244,569
    Price 6........................................                      249,302         -      1.088           271,209

                                                                                    DECEMBER 31, 1999
                                                                    ---------------------------------------------------
                                                                    ACCUMULATION   ANNUITY      UNIT          NET
                                                                       UNITS        UNITS       VALUE       ASSETS
                                                                       -----        -----       -----       -------
  Travelers Series Fund Inc. (continued)
   Smith Barney International Equity Portfolio
    Price 1........................................                        6,115         -     $1.835      $     11,221
    Price 2........................................                      349,576         -      1.823           637,344
    Price 3........................................                      209,539         -      1.814           380,186
    Price 4........................................                       92,095         -      1.803           166,022
    Price 5........................................                       25,632         -      1.794            45,984
    Price 6........................................                    1,188,533         -      1.817         2,159,939
   Smith Barney Money Market Portfolio
    Price 1........................................                      504,494         -      1.148           579,172
    Price 2........................................                       42,339         -      1.141            48,291
    Price 3........................................                      905,258         -      1.135         1,027,517
    Price 4........................................                      152,444         -      1.128           171,909
    Price 5........................................                      462,445         -      1.122           518,967
    Price 6........................................                      700,936         -      1.137           796,892
   Smith Barney High Income Portfolio
    Price 1........................................                          306         -      1.202               367
    Price 2........................................                      230,410         -      1.194           275,197
    Price 3........................................                       69,835         -      1.189            83,013
    Price 4........................................                       19,237         -      1.181            22,723
    Price 5........................................                       49,357         -      1.176            58,024
    Price 6........................................                      469,907         -      1.191           559,470
   Smith Barney Large Capitalization Growth Portfolio
    Price 1........................................                            -         -      1.709                 -
    Price 2........................................                      649,086         -      1.704         1,106,365
    Price 3........................................                       87,242         -      1.701           148,404
    Price 4........................................                       51,499         -      1.697            87,368
    Price 5........................................                        1,853         -      1.693             3,138
    Price 6........................................                      663,945         -      1.702         1,130,178
   Smith Barney Large Cap Value Portfolio
    Price 1........................................                       64,998         -      1.448            94,130
    Price 2........................................                       77,050         -      1.439           110,860
    Price 3........................................                    1,338,259         -      1.432         1,916,149
    Price 4........................................                      107,554         -      1.423           152,999
    Price 5........................................                      218,475         -      1.416           309,279
    Price 6........................................                      896,535         -      1.434         1,285,757

                                                                                    DECEMBER 31, 1999
                                                                    ---------------------------------------------------
                                                                    ACCUMULATION   ANNUITY      UNIT          NET
                                                                       UNITS        UNITS       VALUE       ASSETS
                                                                       -----        -----       -----       -------
  Warburg Pincus Trust
   Emerging Markets Portfolio
    Price 1........................................                            -         -     $1.947      $          -
    Price 2........................................                       96,131         -      1.942           186,718
    Price 3........................................                            -         -      1.939                 -
    Price 4........................................                        1,865         -      1.934             3,608
    Price 5........................................                          229         -      1.931               443
    Price 6........................................                      130,887         -      1.940           253,927
                                                                                                           ------------

  Net Contract Owners' Equity                                                                              $344,819,372
                                                                                                           ============

6.   STATEMENT OF INVESTMENTS

INVESTMENT OPTIONS                                                                   NO. OF                     MARKET
                                                                                     SHARES                     VALUE
                                                                               -------------------         -----------------
AMERICAN ODYSSEY FUNDS, INC. (38.6%)
  American Odyssey Core Equity Fund (Cost $40,568,660)                                 2,103,956               $37,050,664
  American Odyssey Emerging Opportunities Fund (Cost $21,381,336)                      1,600,987                26,288,199
  American Odyssey Global High-Yield Bond Fund (Cost $7,425,314)                         736,316                 7,584,060
  American Odyssey Intermediate-Term Bond Fund (Cost $10,133,830)                        955,228                 9,896,161
  American Odyssey International Equity Fund (Cost $25,731,700)                        1,442,140                32,202,997
  American Odyssey Long-Term Bond Fund (Cost $21,155,575)                              1,983,716                20,194,232
                                                                               -------------------         -----------------
    Total (Cost $126,396,415)                                                          8,822,343               133,216,313
                                                                               -------------------         -----------------

CAPITAL APPRECIATION FUND (11.1%)
    Total (Cost $23,777,393)                                                             350,142                38,095,439
                                                                               -------------------         -----------------

DELAWARE GROUP PREMIUM FUND, INC. (0.1%)
  REIT Series (Cost $49,772)                                                               5,674                    49,193
  Small Cap Value Series (Cost $241,454)                                                  15,490                   237,925
                                                                               -------------------         -----------------
    Total (Cost $291,226)                                                                 21,164                   287,118
                                                                               -------------------         -----------------

DREYFUS STOCK INDEX FUND (3.4%)
    Total (Cost $8,967,384)                                                              301,035                11,574,791
                                                                               -------------------         -----------------

DREYFUS VARIABLE INVESTMENT FUND (4.7%)
  Capital Appreciation Portfolio (Cost $14,254,186)                                      372,841                14,865,174
  Small Cap Portfolio (Cost $1,327,766)                                                   22,740                 1,508,570
                                                                               -------------------         -----------------
    Total (Cost $15,581,952)                                                             395,581                16,373,744
                                                                               -------------------         -----------------

FIDELITY'S VARIABLE INSURANCE PRODUCTS FUND (6.7%)
  Equity-Income Portfolio (Cost $5,663,558)                                              238,240                 6,125,139
  Growth Portfolio (Cost $11,347,964)                                                      28952                15,707,319
  High Income Portfolio (Cost $1,385,391)                                                116,040                 1,312,417
                                                                               -------------------         -----------------
    Total (Cost $18,396,913)                                                             640,232                23,144,875
                                                                               -------------------         -----------------

FIDELITY'S VARIABLE INSURANCE PRODUCTS FUND II (1.0%)
  Asset Manager Portfolio
    Total (Cost $2,844,721)                                                              167,559                 3,128,318
                                                                               -------------------         -----------------

GREENWICH STREET SERIES FUND (1.0%)
  Equity Index Portfolio Class II
    Total (Cost $2,991,807)                                                               89,492                 3,204,700
                                                                               -------------------         -----------------
HIGH YIELD BOND TRUST (0.4%)
    Total (Cost $1,539,507)                                                              158,325                 1,499,338
                                                                               -------------------         -----------------

MANAGED ASSETS TRUST (5.0%)
    Total (Cost $15,963,459)                                                             815,156                17,216,091
                                                                               -------------------         -----------------

MONEY MARKET PORTFOLIO (0.7%)
    Total (Cost $2,562,304)                                                            2,562,304                 2,562,304
                                                                               -------------------         -----------------

                                                                                     NO. OF                     MARKET
                                                                                     SHARES                     VALUE
                                                                               -------------------         -----------------
OCC ACCUMULATION TRUST (0.4%)
  Equity Portfolio
    Total (Cost1,479,339)                                                                 37,055               $ 1,391,795
                                                                               -------------------         -----------------

SALOMON BROTHERS VARIABLE SERIES FUNDS INC. (0.2%)
  Salomon Brothers Variable Total Return Fund (Cost $174,987)                             16,608                   169,900
  Salomon Brothers Variable Capital Fund (Cost $386,781)                                  29,921                   409,025
  Salomon Brothers Variable Investors Fund (Cost $229,221)                                19,341                   236,543
                                                                               -------------------         -----------------
    Total (Cost $790,989)                                                                 65,870                   815,468
                                                                               -------------------         -----------------

STRONG VARIABLE INSURANCE FUNDS, INC. (0.0%)
  Strong Schafer Value Fund II
    Total (Cost $43,083)                                                                   4,432                    40,421
                                                                               -------------------         -----------------

TEMPLETON VARIABLE PRODUCTS SERIES FUND (2.3%)
  Templeton Asset Allocation Fund (Class 1) (Cost $2,069,331)                             95,863                 2,240,309
  Templeton Bond Fund (Class 1) (Cost $84,013)                                             7,957                    79,490
  Templeton Stock Fund (Class 1) (Cost $5,136,320)                                       235,285                 5,738,599
                                                                               -------------------         -----------------
    Total (Cost $7,289,664)                                                              339,105                 8,058,398
                                                                               -------------------         -----------------

MONTGOMERY FUNDS III (0.0%)
  Montgomery Variable Series: Growth Fund
    Total (Cost $139,704)                                                                  8,092                   148,806
                                                                               -------------------         -----------------

THE TRAVELERS SERIES TRUST (12.3%)
  Equity Income Portfolio (Cost $11,582,378)                                             750,688                11,297,855
  Federated High Yield Portfolio (Cost $293,802)                                          25,620                   293,092
  Federated Stock Portfolio (Cost $2,248,308)                                            141,221                 2,307,544
  Large Cap Portfolio (Cost $12,377,457)                                                 647,541                13,669,586
  Lazard International Stock Portfolio (Cost $1,047,240)                                  76,924                 1,203,088
  MFS Mid Cap Growth Portfolio (Cost $591,590)                                            47,861                   786,356
  MFS Research Portfolio (Cost $582,298)                                                  52,232                   682,150
  Social Awareness Stock Portfolio (Cost $6,745,072)                                     255,764                 7,524,580
  Strategic Stock Portfolio (Cost $398,023)                                               37,709                   374,449
  Convertible Bond Portfolio (Cost $90,135)                                                7,926                    92,660
  Disciplined Mid Cap Stock Portfolio (Cost $384,044)                                     27,582                   430,551
  Disciplined Small Cap Stock Portfolio (Cost $55,513)                                     6,128                    65,451
  Travelers Quality Bond Portfolio (Cost $878,680)                                        81,518                   882,028
  U.S. Government Securities Portfolio (Cost $1,693,898)                                 145,049                 1,640,506
  Utilities Portfolio (Cost $1,044,990)                                                   62,983                 1,002,066
                                                                               -------------------         -----------------
    Total (Cost $40,013,428)                                                           2,366,746                42,251,962
                                                                               -------------------         -----------------

                                                                                     NO. OF                     MARKET
                                                                                     SHARES                     VALUE
                                                                               -------------------         -----------------
TRAVELERS SERIES FUND INC. (12.0%)
  Alliance Growth Portfolio (Cost $18,233,442)                                           668,355              $ 21,975,501
  MFS Total Return Portfolio (Cost $4,679,828)                                           278,363                 4,517,836
  Putnam Diversified Income Portfolio (Cost $1,077,522)                                   91,292                 1,045,294
  Smith Barney International Equity Portfolio (Cost $2,269,023)                          148,164                 3,403,328
  Smith Barney Money Market Portfolio (Cost $3,136,826)                                3,136,826                 3,136,826
  Smith Barney High Income Portfolio (Cost $1,026,294)                                    82,700                   999,016
  Smith Barney Large Capitalization Growth Portfolio (Cost $2,199,668)                   154,847                 2,476,005
  Smith Barney Large Cap Value Portfolio (Cost $3,819,521)                               198,549                 3,873,684
                                                                               -------------------         -----------------
    Total (Cost $36,442,124)                                                           4,759,096                41,427,490
                                                                               -------------------         -----------------

WARBURG PINCUS TRUST (0.1%)
  Emerging Markets Portfolio
    Total (Cost $368,554)                                                                 31,367                   444,786
                                                                               -------------------         -----------------

TOTAL INVESTMENT OPTIONS (100%)
  (COST $305,879,966)                                                                                        $ 344,882,157
                                                                                                           =================

7. SCHEDULE OF SEPARATE ACCOUNT QP OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998




                                                                         AMERICAN ODYSSEY CORE EQUITY FUND
                                                                      ----------------------------------------
                                                                             1999                 1998
                                                                             ----                 ----
INVESTMENT INCOME:
Dividends .....................................................       $        3,492,710  $           778,884
                                                                      -------------------  -------------------

EXPENSES:
Insurance charges .............................................                  221,131               74,543
Administrative fees ...........................................                      274                    -
                                                                      -------------------  -------------------
      Net investment income (loss) ............................                3,271,305              704,341
                                                                      -------------------  -------------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold ..............................                  737,403              532,980
  Cost of investments sold ....................................                  667,372              410,739
                                                                      -------------------  -------------------

      Net realized gain (loss) ................................                   70,031              122,241
                                                                      -------------------  -------------------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year ....................                  845,305              564,904
  Unrealized gain (loss) end of year ..........................               (3,517,996)             845,305
                                                                      -------------------  -------------------

      Net change in unrealized gain (loss) for the year .......               (4,363,301)             280,401
                                                                      -------------------  -------------------

Net increase (decrease) in net assets
      resulting from operations ...............................               (1,021,965)           1,106,983
                                                                      -------------------  -------------------




UNIT TRANSACTIONS:
Participant purchase payments ...................................             15,272,980            8,607,345
Participant transfers from other Travelers accounts .............             12,902,577              835,387
Administrative and asset allocation charges .....................               (218,131)             (85,560)
Contract surrenders .............................................             (1,325,081)            (314,411)
Participant transfers to other Travelers accounts ...............             (1,876,341)          (1,200,115)
Other payments to participants ..................................                (18,328)              (3,708)
                                                                      -------------------  -------------------

  Net increase (decrease) in net assets
      resulting from unit transactions ..........................             24,737,676            7,838,938
                                                                      -------------------  -------------------

      Net increase (decrease) in net assets .....................             23,715,711            8,945,921




NET ASSETS:
  Beginning of year .............................................             13,327,950            4,382,029
                                                                      -------------------  -------------------

  End of year ...................................................     $       37,043,661  $        13,327,950
                                                                      ===================  ===================


                                                                              AMERICAN ODYSSEY EMERGING
                                                                                  OPPORTUNITIES FUND
                                                                       ----------------------------------------
                                                                              1999                1998
                                                                              ----                ----

INVESTMENT INCOME:
Dividends .......................................................      $        1,145,686  $                 -
                                                                       ------------------- --------------------

EXPENSES:
Insurance charges ...............................................                 125,564               38,386
Administrative fees .............................................                      70                    -
                                                                       ------------------- --------------------
      Net investment income (loss) ..............................               1,020,052              (38,386)
                                                                       ------------------- --------------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold ................................                 474,780               79,470
  Cost of investments sold ......................................                 438,733               89,144
                                                                       ------------------- --------------------

      Net realized gain (loss) ..................................                  36,047               (9,674)
                                                                       ------------------- --------------------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year ......................                  75,743              207,551
  Unrealized gain (loss) end of year ............................               4,906,862               75,743
                                                                       ------------------- --------------------

      Net change in unrealized gain (loss) for the year .........               4,831,119             (131,808)
                                                                       ------------------- --------------------

Net increase (decrease) in net assets
      resulting from operations .................................               5,887,218             (179,868)
                                                                       ------------------- --------------------




UNIT TRANSACTIONS:
Participant purchase payments ..................................                8,127,199            4,653,864
Participant transfers from other Travelers accounts ............                7,467,270              570,915
Administrative and asset allocation charges ....................                 (134,383)             (48,757)
Contract surrenders ............................................                 (828,590)            (148,363)
Participant transfers to other Travelers accounts ..............               (1,041,508)            (525,891)
Other payments to participants .................................                   (9,321)              (1,974)
                                                                       ------------------- --------------------

  Net increase (decrease) in net assets
      resulting from unit transactions .........................               13,580,667            4,499,794
                                                                       ------------------- --------------------

      Net increase (decrease) in net assets ....................               19,467,885            4,319,926




NET ASSETS:
  Beginning of year .............................................               6,807,262            2,487,336
                                                                       ------------------- --------------------

  End of year ...................................................      $       26,275,147  $         6,807,262
                                                                       =================== ====================


                                                                          AMERICAN ODYSSEY GLOBAL HIGH-YIELD
                                                                                      BOND FUND
                                                                       ---------------------------------------
                                                                              1999                1998
                                                                              ----                ----

INVESTMENT INCOME:
Dividends .......................................................      $          273,311  $              320
                                                                       ------------------- -------------------

EXPENSES:
Insurance charges ...............................................                  41,533              12,102
Administrative fees .............................................                      18                   -
                                                                       ------------------- -------------------
      Net investment income (loss) ..............................                 231,760             (11,782)
                                                                       ------------------- -------------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold ................................                 204,213              13,974
  Cost of investments sold ......................................                 198,879              14,480
                                                                       ------------------- -------------------

      Net realized gain (loss)...................................                   5,334                (506)
                                                                       ------------------- -------------------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year ......................                 (51,386)             (7,415)
  Unrealized gain (loss) end of year ............................                 158,746             (51,386)
                                                                       ------------------- -------------------

      Net change in unrealized gain (loss) for the year .........                 210,132             (43,971)
                                                                       ------------------- -------------------

Net increase (decrease) in net assets
      resulting from operations .................................                 447,226             (56,259)
                                                                       ------------------- -------------------




UNIT TRANSACTIONS:
Participant purchase payments ...................................               3,060,644           1,550,136
Participant transfers from other Travelers accounts .............               2,416,394             633,063
Administrative and asset allocation charges .....................                 (49,378)            (17,800)
Contract surrenders .............................................                (256,158)            (48,798)
Participant transfers to other Travelers accounts ...............                (338,867)           (299,413)
Other payments to participants ..................................                  (3,382)               (240)
                                                                       ------------------- -------------------

  Net increase (decrease) in net assets
      resulting from unit transactions ..........................               4,829,253           1,816,948
                                                                       ------------------- -------------------

      Net increase (decrease) in net assets .....................               5,276,479           1,760,689




NET ASSETS:
  Beginning of year .............................................               2,304,542             543,853
                                                                       ------------------- -------------------

  End of year ...................................................      $        7,581,021  $        2,304,542
                                                                       =================== ===================


AMERICAN ODYSSEY INTERMEDIATE-TERM BOND      AMERICAN ODYSSEY INTERNATIONAL EQUITY
                  FUND                                       FUND                       AMERICAN ODYSSEY LONG-TERM BOND FUND
-----------------------------------------   ----------------------------------------   ---------------------------------------
       1999                  1998                  1999                1998                   1999                1998
       ----                  ----                  ----                ----                   ----                ----

$           468,038   $            8,054    $                -  $           217,795     $       1,042,592  $           64,308
--------------------  -------------------   ------------------- --------------------   ------------------- -------------------


             55,042               18,258               153,652               40,662               113,312              35,885
                 39                    -                    51                    -                    64                   -
--------------------  -------------------   ------------------- --------------------   ------------------- -------------------
            412,957              (10,204)             (153,703)             177,133               929,216              28,423
--------------------  -------------------   ------------------- --------------------   ------------------- -------------------




            276,162              142,913             3,837,315               37,449               470,268              67,489
            272,122              142,881             3,510,666               32,718               468,916              64,476
--------------------  -------------------   ------------------- --------------------   ------------------- -------------------

              4,040                   32               326,649                4,731                 1,352               3,013
--------------------  -------------------   ------------------- --------------------   ------------------- -------------------


            135,827              (16,747)              468,089                  413               330,349              45,907
           (237,668)             135,827             6,471,298              468,089              (961,344)            330,349
--------------------  -------------------   ------------------- --------------------   ------------------- -------------------

           (373,495)             152,574             6,003,209              467,676            (1,291,693)            284,442
--------------------  -------------------   ------------------- --------------------   ------------------- -------------------


             43,502              142,402             6,176,155              649,540              (361,125)            315,878
--------------------  -------------------   ------------------- --------------------   ------------------- -------------------





          4,469,025            2,304,161            10,170,649            5,123,803             9,108,825           4,728,497
          3,092,281              316,929            16,000,169              403,511             6,654,864             486,012
            (59,242)             (22,311)             (157,515)             (55,952)             (139,486)            (53,795)
           (282,211)             (67,704)           (1,083,584)            (130,464)             (593,354)           (112,099)
           (652,121)            (484,991)           (6,587,283)            (358,805)           (1,193,818)           (531,508)
             (5,284)              (6,950)              (16,844)                (737)              (11,065)             (1,254)
--------------------  -------------------   ------------------- --------------------   ------------------- -------------------


          6,562,448            2,039,134            18,325,592            4,981,356            13,825,966           4,515,853
--------------------  -------------------   ------------------- --------------------   ------------------- -------------------

          6,605,950            2,181,536            24,501,747            5,630,896            13,464,841           4,831,731





          3,287,960            1,106,424             7,717,995            2,087,099             6,722,592           1,890,861
--------------------  -------------------   ------------------- --------------------   ------------------- -------------------

$         9,893,910   $        3,287,960    $       32,219,742  $         7,717,995    $       20,187,433  $        6,722,592
====================  ===================   =================== ====================   =================== ===================




        CAPITAL APPRECIATION FUND
 ----------------------------------------
        1999                 1998
        ----                 ----

 $          560,543   $          188,889
 -------------------  -------------------


            223,013               67,205
              2,633                    -
 -------------------  -------------------
            334,897              121,684
 -------------------  -------------------




          2,539,095              164,935
          1,840,902              113,843
 -------------------  -------------------

            698,193               51,092
 -------------------  -------------------


          3,890,529              210,889
         14,318,045            3,890,529
 -------------------  -------------------

         10,427,516            3,679,640
 -------------------  -------------------


         11,460,606            3,852,416
 -------------------  -------------------





          9,807,471            6,056,836
          7,614,526            2,589,399
             (6,093)              (9,991)
         (1,236,727)            (331,368)
         (3,763,165)            (421,978)
           (152,887)              (5,352)
 -------------------  -------------------


         12,263,125            7,877,546
 -------------------  -------------------

         23,723,731           11,729,962





         14,362,815            2,632,853
 -------------------  -------------------

 $       38,086,546   $       14,362,815
 ===================  ===================

7. SCHEDULE OF SEPARATE ACCOUNT QP OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998 (CONTINUED)






                                                                                  REIT SERIES
                                                                    ----------------------------------------
                                                                           1999                 1998
                                                                           ----                 ----

INVESTMENT INCOME:
Dividends .....................................................     $                 9  $                -
                                                                    -------------------- -------------------

EXPENSES:
Insurance charges .............................................                     238                   -
Administrative fees ...........................................                       -                   -
                                                                    -------------------- -------------------
    Net investment income (loss) ..............................                    (229)                  -
                                                                    -------------------- -------------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold ..............................                 135,141                   -
  Cost of investments sold ....................................                 136,164                   -
                                                                    -------------------- -------------------

    Net realized gain (loss) ..................................                  (1,023)                  -
                                                                    -------------------- -------------------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year ....................                       -                   -
  Unrealized gain (loss) end of year ..........................                    (579)                  -
                                                                    -------------------- -------------------

    Net change in unrealized gain (loss) for the year .........                    (579)                  -
                                                                    -------------------- -------------------

Net increase (decrease) in net assets
    resulting from operations .................................                  (1,831)                  -
                                                                    -------------------- -------------------




UNIT TRANSACTIONS:
Participant purchase payments .................................                  40,322                   -
Participant transfers from other Travelers accounts ...........                  81,767                   -
Administrative and asset allocation charges ...................                      (5)                  -
Contract surrenders ...........................................                    (844)                  -
Participant transfers to other Travelers accounts .............                 (70,227)                  -
Other payments to participants ................................                       -                   -
                                                                    -------------------- -------------------
  Net increase (decrease) in net assets
    resulting from unit transactions ..........................                  51,013                   -
                                                                    -------------------- -------------------

    Net increase (decrease) in net assets .....................                  49,182                   -




NET ASSETS:
  Beginning of year ...........................................                       -                   -
                                                                    -------------------- -------------------

  End of year .................................................     $            49,182  $                -
                                                                    ==================== ===================


                                                                            SMALL CAP VALUE SERIES
                                                                   ----------------------------------------
                                                                          1999                 1998
                                                                          ----                 ----

INVESTMENT INCOME:
Dividends .....................................................    $              588   $                -
                                                                   -------------------  -------------------

EXPENSES:
Insurance charges .............................................                   859                    9
Administrative fees ...........................................                     -                    -
                                                                   -------------------  -------------------
  Net investment income (loss) ................................                  (271)                  (9)
                                                                   -------------------  -------------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold ..............................                23,361                    1
  Cost of investments sold ....................................                23,284                    1
                                                                   -------------------  -------------------

   Net realized gain (loss) ...................................                    77                    -
                                                                   -------------------  -------------------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year ....................                   694                    -
  Unrealized gain (loss) end of year ..........................                (3,529)                 694
                                                                   -------------------  -------------------

   Net change in unrealized gain (loss) for the year ..........                (4,223)                 694
                                                                   -------------------  -------------------

Net increase (decrease) in net assets
   resulting from operations ..................................                (4,417)                 685
                                                                   -------------------  -------------------




UNIT TRANSACTIONS:
Participant purchase payments .................................               112,836                6,487
Participant transfers from other Travelers accounts ...........               143,624                  138
Administrative and asset allocation charges ...................                     -                   (1)
Contract surrenders ...........................................                (2,654)                   -
Participant transfers to other Travelers accounts                             (18,819)                   -
Other payments to participants ................................                     -                    -
                                                                   -------------------  -------------------

  Net increase (decrease) in net assets
    resulting from unit transactions ..........................               234,987                6,624
                                                                   -------------------  -------------------

  Net increase (decrease) in net assets .......................               230,570                7,309




NET ASSETS:
  Beginning of year ...........................................                 7,309                    -
                                                                   -------------------  -------------------

  End of year .................................................    $          237,879   $            7,309
                                                                   ===================  ===================


                                                                            DREYFUS STOCK INDEX FUND
                                                                    ----------------------------------------
                                                                           1999                 1998
                                                                           ----                 ----

INVESTMENT INCOME:
Dividends .....................................................     $          189,559   $           79,896
                                                                    -------------------  -------------------
EXPENSES:
Insurance charges .............................................                 91,810               49,821
Administrative fees ...........................................                  2,431                    -
                                                                    -------------------  -------------------
  Net investment income (loss) ................................                 95,318               30,075
                                                                    -------------------  -------------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold ..............................                659,233              583,574
  Cost of investments sold ....................................                540,780              431,835
                                                                    -------------------  -------------------

      Net realized gain (loss) ................................                118,453              151,739
                                                                    -------------------  -------------------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year ....................              1,152,271              204,369
  Unrealized gain (loss) end of year ..........................              2,607,408            1,152,271
                                                                    -------------------  -------------------

      Net change in unrealized gain (loss) for the year .......              1,455,137              947,902
                                                                    -------------------  -------------------

Net increase (decrease) in net assets
      resulting from operations ...............................              1,668,908            1,129,716
                                                                    -------------------  -------------------




UNIT TRANSACTIONS:
Participant purchase payments .................................              2,737,855            2,003,579
Participant transfers from other Travelers accounts ...........              1,493,612            1,982,993
Administrative and asset allocation charges ...................                 (4,356)             (11,560)
Contract surrenders ...........................................               (410,639)            (266,362)
Participant transfers to other Travelers accounts .............               (746,063)            (640,642)
Other payments to participants ................................                      -                  (35)
                                                                    -------------------  -------------------

  Net increase (decrease) in net assets
      resulting from unit transactions ........................              3,070,409            3,067,973
                                                                    -------------------  -------------------

      Net increase (decrease) in net assets ...................              4,739,317            4,197,689




NET ASSETS:
  Beginning of year ...........................................              6,833,367            2,635,678
                                                                    -------------------  -------------------

  End of year .................................................     $       11,572,684   $        6,833,367
                                                                    ===================  ===================




  DREYFUS CAPITAL APPRECIATION
           PORTFOLIO                               DREYFUS SMALL CAP PORTFOLIO            FIDELITY'S EQUITY-INCOME PORTFOLIO
-----------------------------------------   ----------------------------------------   ---------------------------------------
       1999                  1998                  1999                1998                   1999                1998
       ----                  ----                  ----                ----                   ----                ----

$           133,560   $              472    $               82  $                 -    $          239,206  $          185,248
--------------------  -------------------   ------------------- --------------------   ------------------- -------------------


             52,890                  137                 4,815                   17                56,680              40,227
                  9                    -                    14                    -                 1,221                   -
--------------------  -------------------   ------------------- --------------------   ------------------- -------------------
             80,661                  335                (4,747)                 (17)              181,305             145,021
--------------------  -------------------   ------------------- --------------------   ------------------- -------------------




            956,524                2,378               136,859                    -               688,256             424,549
            941,589                2,754               135,533                    -               620,935             371,238
--------------------  -------------------   ------------------- --------------------   ------------------- -------------------

             14,935                 (376)                1,326                    -                67,321              53,311
--------------------  -------------------   ------------------- --------------------   ------------------- -------------------


              9,344                    -                 1,321                    -               439,040             269,253
            610,987                9,344               180,804                1,321               461,581             439,040
--------------------  -------------------   ------------------- --------------------   ------------------- -------------------

            601,643                9,344               179,483                1,321                22,541             169,787
--------------------  -------------------   ------------------- --------------------   ------------------- -------------------


            697,239                9,303               176,062                1,304               271,167             368,119
--------------------  -------------------   ------------------- --------------------   ------------------- -------------------





          5,202,296               79,471               582,740                6,079             1,523,662           1,388,924
          9,739,222                6,910               975,897                7,162               412,176           1,022,092
                (37)                  (3)                  (48)                  (1)               (2,737)             (8,526)
           (237,365)                   -               (41,727)                   -              (278,201)           (201,484)
           (634,502)                   -              (199,181)                   -              (622,511)           (378,363)
                (73)                   -                     -                    -              (101,455)             (2,713)
--------------------  -------------------   ------------------- --------------------   ------------------- -------------------


         14,069,541               86,378             1,317,681               13,240               930,934           1,819,930
--------------------  -------------------   ------------------- --------------------   ------------------- -------------------

         14,766,780               95,681             1,493,743               14,544             1,202,101           2,188,049





             95,681                    -                14,544                    -             4,931,571           2,743,522
--------------------  -------------------   ------------------- --------------------   ------------------- -------------------

 $       14,862,461    $          95,681    $        1,508,287  $            14,544    $        6,133,672  $        4,931,571
====================  ===================   =================== ====================   =================== ===================


             GROWTH PORTFOLIO
 ----------------------------------------
        1999                 1998
        ----                 ----

 $          946,093   $          599,838
 -------------------  -------------------


            107,972               56,749
              1,369                    -
 -------------------  -------------------
            836,752              543,089
 -------------------  -------------------




          1,456,616              867,644
          1,211,083              747,632
 -------------------  -------------------

            245,533              120,012
 -------------------  -------------------


          1,707,028              430,230
          4,359,355            1,707,028
 -------------------  -------------------

          2,652,327            1,276,798
 -------------------  -------------------


          3,734,612            1,939,899
 -------------------  -------------------





          2,536,549            1,771,297
          3,687,326            1,171,473
             (4,264)             (11,315)
           (357,748)            (341,990)
         (1,825,957)            (807,183)
               (367)                   -
 -------------------  -------------------


          4,035,539            1,782,282
 -------------------  -------------------

          7,770,151            3,722,181





          7,926,280            4,204,099
 -------------------  -------------------

 $       15,696,431   $        7,926,280
 ===================  ===================


7. SCHEDULE OF SEPARATE ACCOUNT QP OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998 (CONTINUED)





                                                                               HIGH INCOME PORTFOLIO
                                                                      ----------------------------------------
                                                                             1999                 1998
                                                                             ----                 ----


INVESTMENT INCOME:
Dividends ........................................................    $           95,959   $           68,817
                                                                      -------------------  -------------------
EXPENSES:
Insurance charges ................................................                11,805                8,145
Administrative fees ..............................................                   120                    -
                                                                      -------------------  -------------------
      Net investment income (loss) ...............................                84,034               60,672
                                                                      -------------------  -------------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold .................................               149,108               77,977
  Cost of investments sold .......................................               161,408               79,839
                                                                      -------------------  -------------------

      Net realized gain (loss) ...................................               (12,300)              (1,862)
                                                                      -------------------  -------------------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year .......................               (75,002)              37,195
  Unrealized gain (loss) end of year .............................               (72,974)             (75,002)
                                                                      -------------------  -------------------

      Net change in unrealized gain (loss) for the year ..........                 2,028             (112,197)
                                                                      -------------------  -------------------

Net increase (decrease) in net assets
      resulting from operations ..................................                73,762              (53,387)
                                                                      -------------------  -------------------




UNIT TRANSACTIONS:
Participant purchase payments ....................................               305,625              374,465
Participant transfers from other Travelers accounts ..............               124,659              280,978
Administrative and asset allocation charges ......................                  (461)              (1,352)
Contract surrenders ..............................................               (46,741)             (31,080)
Participant transfers to other Travelers accounts ................              (148,770)             (82,195)
Other payments to participants ...................................                     -                    -
                                                                      -------------------  -------------------

  Net increase (decrease) in net assets
      resulting from unit transactions ...........................               234,312              540,816
                                                                      -------------------  -------------------

      Net increase (decrease) in net assets ......................               308,074              487,429




NET ASSETS:
  Beginning of year ..............................................             1,004,016              516,587
                                                                      -------------------  -------------------

  End of year ....................................................    $        1,312,090   $        1,004,016
                                                                      ===================  ===================


                                                                                ASSET MANAGER PORTFOLIO
                                                                        ----------------------------------------
                                                                               1999                 1998
                                                                               ----                 ----
INVESTMENT INCOME:
Dividends ........................................................      $          160,732   $          194,693
                                                                        -------------------  -------------------

EXPENSES:
Insurance charges ................................................                  25,757               18,903
Administrative fees ..............................................                     527                    -
                                                                        -------------------  -------------------
      Net investment income (loss) ...............................                 134,448              175,790
                                                                        -------------------  -------------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold .................................                 442,916              517,835
  Cost of investments sold .......................................                 423,255              488,475
                                                                        -------------------  -------------------

      Net realized gain (loss) ...................................                  19,661               29,360
                                                                        -------------------  -------------------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year .......................                 163,275              123,427
  Unrealized gain (loss) end of year .............................                 283,597              163,275
                                                                        -------------------  -------------------

      Net change in unrealized gain (loss) for the year ..........                 120,322               39,848
                                                                        -------------------  -------------------

Net increase (decrease) in net assets
      resulting from operations ..................................                 274,431              244,998
                                                                        -------------------  -------------------




UNIT TRANSACTIONS:
Participant purchase payments ....................................                 482,223              397,327
Participant transfers from other Travelers accounts ..............                 714,149              392,233
Administrative and asset allocation charges ......................                    (868)              (2,963)
Contract surrenders ..............................................                (246,385)             (62,702)
Participant transfers to other Travelers accounts ................                (236,132)            (349,983)
Other payments to participants ...................................                       -                    -
                                                                        -------------------  -------------------

  Net increase (decrease) in net assets
      resulting from unit transactions ...........................                 712,987              373,912
                                                                        -------------------  -------------------

      Net increase (decrease) in net assets ......................                 987,418              618,910




NET ASSETS:
  Beginning of year ..............................................               2,140,286            1,521,376
                                                                        -------------------  -------------------

  End of year ....................................................      $        3,127,704   $        2,140,286
                                                                        ===================  ===================


                                                                              EQUITY INDEX PORTFOLIO
                                                                                     CLASS II
                                                                      ----------------------------------------
                                                                             1999                1998
                                                                             ----                ----
INVESTMENT INCOME:
Dividends ........................................................    $               86  $                 -
                                                                      ------------------- --------------------

EXPENSES:
Insurance charges ................................................                 5,499                    -
Administrative fees ..............................................                     2                    -
                                                                      ------------------- --------------------
      Net investment income (loss) ................................               (5,415)                   -
                                                                      ------------------- --------------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold .................................               244,033                    -
  Cost of investments sold .......................................               245,041                    -
                                                                      ------------------- --------------------

      Net realized gain (loss) ...................................                (1,008)                   -
                                                                      ------------------- --------------------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year .......................                     -                    -
  Unrealized gain (loss) end of year .............................               212,893                    -
                                                                      ------------------- --------------------

      Net change in unrealized gain (loss) for the year ..........               212,893                    -
                                                                      ------------------- --------------------

Net increase (decrease) in net assets
      resulting from operations ..................................               206,470                    -
                                                                      ------------------- --------------------




UNIT TRANSACTIONS:
Participant purchase payments ....................................               707,182                    -
Participant transfers from other Travelers accounts ..............             2,309,040                    -
Administrative and asset allocation charges ......................                    (3)                   -
Contract surrenders ..............................................                (4,819)                   -
Participant transfers to other Travelers accounts ................               (13,603)                   -
Other payments to participants ...................................                     -                    -
                                                                      ------------------- --------------------

  Net increase (decrease) in net assets
      resulting from unit transactions ...........................             2,997,797                    -
                                                                      ------------------- --------------------

      Net increase (decrease) in net assets ......................             3,204,267                    -




NET ASSETS:
  Beginning of year ..............................................                     -                    -
                                                                      ------------------- --------------------

  End of year ....................................................    $        3,204,267  $                 -
                                                                      =================== ====================





         HIGH YIELD BOND TRUST                         MANAGED ASSETS TRUST                   MONEY MARKET PORTFOLIO
-----------------------------------------   ----------------------------------------   ---------------------------------------
       1999                  1998                  1999                1998                   1999                1998
       ----                  ----                  ----                ----                   ----                ----

$            70,140   $           14,615    $          523,655  $           127,211    $           92,687  $              370
--------------------  -------------------   ------------------- --------------------   ------------------- -------------------


              8,854                2,370                82,062               19,693                15,969                  66
                 44                    -                   519                    -                     -                   -
--------------------  -------------------   ------------------- --------------------   ------------------- -------------------
             61,242               12,245               441,074              107,518                76,718                 304
--------------------  -------------------   ------------------- --------------------   ------------------- -------------------




            256,025               19,130               145,019               86,231             9,971,687               5,317
            261,050               17,052               138,703               76,610             9,971,687               5,317
--------------------  -------------------   ------------------- --------------------   ------------------- -------------------

             (5,025)               2,078                 6,316                9,621                     -                   -
--------------------  -------------------   ------------------- --------------------   ------------------- -------------------


               (475)               2,457               318,679               24,124                     -                   -
            (40,168)                (475)            1,252,633              318,679                     -                   -
--------------------  -------------------   ------------------- --------------------   ------------------- -------------------

            (39,693)              (2,932)              933,954              294,555                     -                   -
--------------------  -------------------   ------------------- --------------------   ------------------- -------------------


             16,524               11,391             1,381,344              411,694                76,718                 304
--------------------  -------------------   ------------------- --------------------   ------------------- -------------------





            740,019              422,549             6,712,016            2,555,096             5,427,902              34,223
            605,834                8,496             6,435,462              450,844             8,124,642               2,726
               (110)                (232)               (1,289)              (2,014)                    -                   -
            (54,093)              (3,320)             (545,868)             (64,887)           (1,013,219)                  -
           (282,472)             (16,689)             (679,638)            (195,581)          (10,090,874)             (7,892)
                  -                    -                     -                    -                     -                   -
--------------------  -------------------   ------------------- --------------------   ------------------- -------------------


          1,009,178              410,804            11,920,683            2,743,458             2,448,451              29,057
--------------------  -------------------   ------------------- --------------------   ------------------- -------------------

          1,025,702              422,195            13,302,027            3,155,152             2,525,169              29,361





            473,305               51,110             3,910,224              755,072                29,361                   -
--------------------  -------------------   ------------------- --------------------   ------------------- -------------------

$         1,499,007   $          473,305    $       17,212,251  $         3,910,224    $        2,554,530  $           29,361
====================  ===================   =================== ====================   =================== ===================


                EQUITY PORTFOLIO
   ----------------------------------------
          1999                 1998
          ----                 ----
   $              576   $                -
   -------------------  -------------------


                7,582                    1
                    -                    -
   -------------------  -------------------
               (7,006)                  (1)
   -------------------  -------------------




              875,348                    -
              869,415                    -
   -------------------  -------------------

                5,933                    -
   -------------------  -------------------


                   60                    -
              (87,544)                  60
   -------------------  -------------------

              (87,604)                  60
   -------------------  -------------------


              (88,677)                  59
   -------------------  -------------------





              200,166                1,584
            1,364,774                  711
                   (8)                   -
              (52,656)                   -
              (38,791)                   -
                    -                    -
   -------------------  -------------------


            1,473,485                2,295
   -------------------  -------------------

            1,384,808                2,354





                2,354                    -
   -------------------  -------------------

   $        1,387,162   $            2,354
   ===================  ===================


7. SCHEDULE OF SEPARATE ACCOUNT QP OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998 (CONTINUED)


                                                                         SALOMON BROTHERS VARIABLE TOTAL
                                                                                   RETURN FUND
                                                                     ----------------------------------------
                                                                            1999                1998
                                                                            ----                ----

INVESTMENT INCOME:
Dividends ....................................................       $            4,065  $               123
                                                                     ------------------- --------------------

EXPENSES:
Insurance charges ............................................                      504                   15
Administrative fees ..........................................                        -                    -
      Net investment income (loss) ...........................                    3,561                  108
                                                                      ------------------- --------------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold .............................                   15,828                   12
  Cost of investments sold ...................................                   15,924                   12
                                                                     ------------------- --------------------

      Net realized gain (loss) ................................                     (96)                   -
                                                                     ------------------- --------------------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year ...................                      300                    -
  Unrealized gain (loss) end of year .........................                   (5,086)                 300
                                                                     ------------------- --------------------

      Net change in unrealized gain (loss) for the year ......                   (5,386)                 300
                                                                     ------------------- --------------------

Net increase (decrease) in net assets
      resulting from operations ..............................                   (1,921)                 408
                                                                     ------------------- --------------------




UNIT TRANSACTIONS:
Participant purchase payments ................................                  128,684                6,708
Participant transfers from other Travelers accounts ..........                   36,432                    -
Administrative and asset allocation charges ..................                        -                    -
Contract surrenders ..........................................                     (167)                   -
Participant transfers to other Travelers accounts ............                     (309)                   -
Other payments to participants ...............................                        -                    -
                                                                     ------------------- --------------------

  Net increase (decrease) in net assets
      resulting from unit transactions .......................                  164,640                6,708
                                                                     ------------------- --------------------

      Net increase (decrease) in net assets ..................                  162,719                7,116




NET ASSETS:
  Beginning of year ..........................................                    7,116                    -
                                                                     ------------------- --------------------

  End of year ................................................       $          169,835  $             7,116
                                                                     =================== ====================

                                                                            SALOMON BROTHERS VARIABLE
                                                                                  CAPITAL FUND
                                                                      ---------------------------------------
                                                                             1999                1998
                                                                             ----                ----
INVESTMENT INCOME:
Dividends ....................................................        $           13,077  $              114
                                                                      ------------------- -------------------

EXPENSES:
Insurance charges ............................................                     1,161                   6
Administrative fees ..........................................                         -                   -
      Net investment income (loss) ...........................                    11,916                 108
                                                                      -------------------- -------------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold .............................                     9,391                   1
  Cost of investments sold ...................................                     8,864                   1
                                                                      ------------------- -------------------

      Net realized gain (loss) ...............................                       527                   -
                                                                      ------------------- -------------------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year ...................                       529                   -
  Unrealized gain (loss) end of year .........................                    22,244                 529
                                                                      ------------------- -------------------

      Net change in unrealized gain (loss) for the year ......                    21,715                 529
                                                                      ------------------- -------------------

  Net increase (decrease) in net assets
      resulting from operations ..............................                    34,158                 637
                                                                      ------------------- -------------------




UNIT TRANSACTIONS:

Participant purchase payments ................................                   137,132               4,920
Participant transfers from other Travelers accounts ..........                   241,797                   -
Administrative and asset allocation charges ..................                         -                   -
Contract surrenders ..........................................                      (140)                  -
Participant transfers to other Travelers accounts ............                    (9,337)                  -
Other payments to participants ...............................                         -                   -
                                                                      ------------------- -------------------

  Net increase (decrease) in net assets
      resulting from unit transactions .......................                   369,452               4,920
                                                                      ------------------- -------------------

      Net increase (decrease) in net assets ..................                   403,610               5,557




NET ASSETS:

  Beginning of year ..........................................                     5,557                   -
                                                                      ------------------- -------------------

  End of year ................................................        $          409,167  $            5,557
                                                                      =================== ===================


                                                                             SALOMON BROTHERS VARIABLE
                                                                                  INVESTORS FUND
                                                                      ----------------------------------------
                                                                             1999                 1998
                                                                             ----                 ----
INVESTMENT INCOME:
Dividends ....................................................        $            1,195   $                7
                                                                      -------------------  -------------------

EXPENSES:
Insurance charges ............................................                       470                    3
Administrative fees ..........................................                         2                    -
      Net investment income (loss) ...........................                       723                    4
                                                                      -------------------  -------------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold .............................                    87,575                    3
  Cost of investments sold ...................................                    87,244                    3
                                                                      -------------------  -------------------

      Net realized gain (loss) ...............................                       331                    -
                                                                      -------------------  -------------------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year ...................                       279                    -
  Unrealized gain (loss) end of year .........................                     7,322                  279
                                                                      -------------------  -------------------

      Net change in unrealized gain (loss) for the year ......                     7,043                  279
                                                                      -------------------  -------------------

  Net increase (decrease) in net assets
      resulting from operations ..............................                     8,097                  283
                                                                      -------------------  -------------------




UNIT TRANSACTIONS:
Participant purchase payments ................................                    88,166                1,374
Participant transfers from other Travelers accounts ..........                   230,519                    -
Administrative and asset allocation charges ..................                        (5)                   -
Contract surrenders ..........................................                   (30,225)                   -
Participant transfers to other Travelers accounts ............                  (114,477)                   -
Other payments to participants ...............................                         -                    -
                                                                      -------------------  -------------------

  Net increase (decrease) in net assets
      resulting from unit transactions .......................                   173,978                1,374
                                                                      -------------------  -------------------

      Net increase (decrease) in net assets ..................                   182,075                1,657




NET ASSETS:

  Beginning of year ..........................................                     1,657                    -
                                                                      -------------------  -------------------

  End of year ................................................        $          183,732   $            1,657
                                                                      ===================  ===================



                                                  TEMPLETON ASSET ALLOCATION                     TEMPLETON BOND
      STRONG SCHAFER VALUE FUND II                       FUND (CLASS 1)                          FUND (CLASS 1)
-----------------------------------------    ----------------------------------------  ---------------------------------------
       1999                  1998                   1999                1998                  1999                1998
       ----                  ----                   ----                ----                  ----                ----
$             1,514   $                6     $          199,362  $            56,623   $            2,582  $            2,680
--------------------  -------------------    ------------------- --------------------  ------------------- -------------------


                130                    4                 17,149               12,529                  707                 505
                  -                    -                    629                    -                   19                   -
--------------------  -------------------    ------------------- --------------------  ------------------- -------------------
              1,384                    2                181,584               44,094                1,856               2,175
--------------------  -------------------    ------------------- --------------------  ------------------- -------------------




                  -                    1                339,078              277,034               12,479               4,190
                  -                    1                352,700              251,707               13,270               3,994
--------------------  -------------------    ------------------- --------------------  ------------------- -------------------

                  -                    -                (13,622)              25,327                 (791)                196
--------------------  -------------------    ------------------- --------------------  ------------------- -------------------


                521                    -                 (5,070)              12,534                1,285                 708
             (2,662)                 521                170,978               (5,070)              (4,523)              1,285
--------------------  -------------------    ------------------- --------------------  ------------------- -------------------

             (3,183)                 521                176,048              (17,604)              (5,808)                577
--------------------  -------------------    ------------------- --------------------  ------------------- -------------------


             (1,799)                 523                344,010               51,817               (4,743)              2,948
--------------------  -------------------    ------------------- --------------------  ------------------- -------------------





             24,435                2,483                379,885              419,275               28,854              25,355
             14,772                    -                575,398              172,095                7,828               2,096
                  -                    -                   (573)              (1,833)                 (29)                (91)
                  -                    -                (72,844)             (88,444)              (7,190)               (311)
                  -                    -               (208,546)            (267,679)              (5,932)             (4,014)
                  -                    -                (93,321)              (5,907)                   -                   -
--------------------  -------------------    ------------------- --------------------  ------------------- -------------------


             39,207                2,483                579,999              227,507               23,531              23,035
--------------------  -------------------    ------------------- --------------------  ------------------- -------------------

             37,408                3,006                924,009              279,324               18,788              25,983





              3,006                    -              1,318,483            1,039,159               60,682              34,699
--------------------  -------------------    ------------------- --------------------  ------------------- -------------------

$            40,414   $            3,006     $        2,242,492  $         1,318,483   $           79,470  $           60,682
====================  ===================    =================== ====================  =================== ===================




            TEMPLETON STOCK FUND
                (CLASS 1)
  ----------------------------------------
         1999                 1998
         ----                 ----


  $          370,246   $          294,581
  -------------------  -------------------


              42,338               31,169
                 732                    -
  -------------------  -------------------
             327,176              263,412
  -------------------  -------------------




             457,878              685,171
             489,801              715,644
  -------------------  -------------------

             (31,923)             (30,473)
  -------------------  -------------------


            (255,809)              (6,013)
             602,279             (255,809)
  -------------------  -------------------

             858,088             (249,796)
  -------------------  -------------------


           1,153,341              (16,857)
  -------------------  -------------------





             991,754            1,163,126
             581,479              883,961
              (1,388)              (5,125)
            (181,607)            (237,897)
            (415,463)            (701,931)
                   -               (2,175)
  -------------------  -------------------


             974,775            1,099,959
  -------------------  -------------------

           2,128,116            1,083,102





           3,607,198            2,524,096
  -------------------  -------------------

  $        5,735,314   $        3,607,198
  ===================  ===================


7. SCHEDULE OF SEPARATE ACCOUNT QP OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998 (CONTINUED)



                                                                             MONTGOMERY VARIABLE SERIES:
                                                                                    GROWTH FUND
                                                                      ----------------------------------------
                                                                             1999                1998
                                                                             ----                ----

INVESTMENT INCOME:
Dividends .....................................................       $            1,400  $                 2
                                                                      ------------------- --------------------

EXPENSES:
Insurance charges ..............................................                     279                    1
Administrative fees ............................................                       -                    -
                                                                      ------------------- --------------------
      Net investment income (loss) .............................                   1,121                    1
                                                                      ------------------- --------------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold ...............................                       -                    -
  Cost of investments sold .....................................                       -                    -
                                                                      ------------------- --------------------

      Net realized gain (loss) .................................                       -                    -
                                                                      ------------------- --------------------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year .....................                      14                    -
  Unrealized gain (loss) end of year ...........................                   9,102                   14
                                                                      ------------------- --------------------

      Net change in unrealized gain (loss) for the year ........                   9,088                   14
                                                                      ------------------- --------------------

Net increase (decrease) in net assets
      resulting from operations ................................                  10,209                   15
                                                                      ------------------- --------------------




UNIT TRANSACTIONS:
Participant purchase payments ..................................                  41,043                  346
Participant transfers from other Travelers accounts ............                  97,601                    -
Administrative and asset allocation charges ....................                       -                    -
Contract surrenders ............................................                     (73)                   -
Participant transfers to other Travelers accounts ..............                    (365)                   -
Other payments to participants .................................                       -                    -
                                                                      ------------------- --------------------

  Net increase (decrease) in net assets
      resulting from unit transactions .........................                 138,206                  346
                                                                      ------------------- --------------------

      Net increase (decrease) in net assets ....................                 148,415                  361




NET ASSETS:
  Beginning of year ............................................                     361                    -
                                                                      ------------------- --------------------

  End of year ..................................................      $          148,776  $               361
                                                                      =================== ====================


                                                                                EQUITY INCOME PORTFOLIO
                                                                        ---------------------------------------
                                                                               1999                1998
                                                                               ----                ----

INVESTMENT INCOME:
Dividends .....................................................         $          711,147  $           35,271
                                                                        ------------------- -------------------

EXPENSES:
Insurance charges ..............................................                    62,980              14,011
Administrative fees ............................................                        49                   -
                                                                        ------------------- -------------------
      Net investment income (loss) .............................                   648,118              21,260
                                                                        ------------------- -------------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold ...............................                   343,085              82,193
  Cost of investments sold .....................................                   312,337              81,964
                                                                        ------------------- -------------------

      Net realized gain (loss) .................................                    30,748                 229
                                                                        ------------------- -------------------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year .....................                   165,001              (1,024)
  Unrealized gain (loss) end of year ...........................                  (284,522)            165,001
                                                                        ------------------- -------------------
      Net change in unrealized gain (loss) for the year ........                  (449,523)            166,025
                                                                        ------------------- -------------------

Net increase (decrease) in net assets
      resulting from operations ................................                   229,343             187,514
                                                                        ------------------- -------------------




UNIT TRANSACTIONS:
Participant purchase payments ..................................                 4,868,301           3,275,299
Participant transfers from other Travelers accounts ............                 3,874,192              33,809
Administrative and asset allocation charges ....................                         -                   -
Contract surrenders ............................................                  (372,301)            (12,634)
Participant transfers to other Travelers accounts ..............                  (746,762)           (119,198)
Other payments to participants .................................                         -                   -
                                                                        ------------------- -------------------

  Net increase (decrease) in net assets
      resulting from unit transactions .........................                 7,623,430           3,177,276
                                                                        ------------------- -------------------

      Net increase (decrease) in net assets ....................                 7,852,773           3,364,790




NET ASSETS:
  Beginning of year ............................................                 3,441,576              76,786
                                                                        ------------------- -------------------

  End of year ..................................................        $       11,294,349  $        3,441,576
                                                                        =================== ===================


                                                                             FEDERATED HIGH YIELD PORTFOLIO
                                                                        ----------------------------------------
                                                                               1999                 1998
                                                                               ----                 ----

INVESTMENT INCOME:
Dividends .....................................................         $              346   $            7,706
                                                                        -------------------  -------------------

EXPENSES:
Insurance charges ..............................................                     2,361                  478
Administrative fees ............................................                         3                    -
                                                                        -------------------  -------------------
      Net investment income (loss) ..............................                   (2,018)               7,228
                                                                        -------------------  -------------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold ...............................                    51,196               10,006
  Cost of investments sold .....................................                    50,962               10,126
                                                                        -------------------  -------------------

      Net realized gain (loss) .................................                       234                 (120)
                                                                        -------------------  -------------------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year .....................                    (5,718)                (132)
  Unrealized gain (loss) end of year ...........................                      (710)              (5,718)
                                                                        -------------------  -------------------

      Net change in unrealized gain (loss) for the year ........                     5,008               (5,586)
                                                                        -------------------  -------------------

Net increase (decrease) in net assets
      resulting from operations ................................                     3,224                1,522
                                                                        -------------------  -------------------




UNIT TRANSACTIONS:
Participant purchase payments ..................................                    95,290              126,467
Participant transfers from other Travelers accounts ............                   113,948                2,616
Administrative and asset allocation charges ....................                         -                    -
Contract surrenders ............................................                   (28,954)              (3,199)
Participant transfers to other Travelers accounts ..............                   (12,240)              (8,922)
Other payments to participants .................................                         -                    -
                                                                        -------------------  -------------------

  Net increase (decrease) in net assets
      resulting from unit transactions .........................                   168,044              116,962
                                                                        -------------------  -------------------

      Net increase (decrease) in net assets ....................                   171,268              118,484




NET ASSETS:
  Beginning of year ............................................                   121,759                3,275
                                                                        -------------------  -------------------

  End of year ..................................................        $          293,027   $          121,759
                                                                        ===================  ===================

                                                                                             LAZARD INTERNATIONAL STOCK
      FEDERATED STOCK PORTFOLIO                      LARGE CAP PORTFOLIO                             PORTFOLIO
-----------------------------------------   ----------------------------------------   ---------------------------------------
       1999                  1998                  1999                1998                   1999                1998
       ----                  ----                  ----                ----                   ----                ----

$            12,872   $           27,639    $          645,998  $            35,965    $            1,288  $            2,386
--------------------  -------------------   ------------------- --------------------   ------------------- -------------------


             13,140                3,098                49,416                3,100                 5,399                 812
                  3                    -                     7                    -                    40                   -
--------------------  -------------------   ------------------- --------------------   ------------------- -------------------
               (271)              24,541               596,575               32,865                (4,151)              1,574
--------------------  -------------------   ------------------- --------------------   ------------------- -------------------




            111,796                2,845             2,066,673                9,677                97,294               2,994
            109,479                2,981             1,971,989                8,598                89,059               2,988
--------------------  -------------------   ------------------- --------------------   ------------------- -------------------

              2,317                 (136)               94,684                1,079                 8,235                   6
--------------------  -------------------   ------------------- --------------------   ------------------- -------------------


             33,275                 (841)               87,395                   81                 7,688                 (51)
             59,235               33,275             1,292,130               87,395               155,847               7,688
--------------------  -------------------   ------------------- --------------------   ------------------- -------------------

             25,960               34,116             1,204,735               87,314               148,159               7,739
--------------------  -------------------   ------------------- --------------------   ------------------- -------------------


             28,006               58,521             1,895,994              121,258               152,243               9,319
--------------------  -------------------   ------------------- --------------------   ------------------- -------------------





          1,082,149              699,318             3,974,527              698,561               524,618             200,117
            642,011                5,035             7,768,688               16,471               413,942               8,340
                  -                    -                   (17)                   -                     -                   -
           (109,688)              (2,123)             (444,102)              (7,630)              (17,012)               (494)
           (112,870)              (6,451)             (309,986)             (19,072)              (89,558)             (3,676)
             (1,162)                   -                     -                 (325)                    -                   -
--------------------  -------------------   ------------------- --------------------   ------------------- -------------------


          1,500,440              695,779            10,989,110              688,005               831,990             204,287
--------------------  -------------------   ------------------- --------------------   ------------------- -------------------

          1,528,446              754,300            12,885,104              809,263               984,233             213,606





            778,602               24,302               828,786               19,523               218,594               4,988
--------------------  -------------------   ------------------- --------------------   ------------------- -------------------

$         2,307,048   $          778,602    $       13,713,890  $           828,786    $        1,202,827  $          218,594
====================  ===================   =================== ====================   =================== ===================



      MFS MID CAP GROWTH PORTFOLIO
 ----------------------------------------
        1999                 1998
        ----                 ----

 $              100   $                -
 -------------------  -------------------


              1,292                    3
                  -                    -
 -------------------  -------------------
             (1,192)                  (3)
 -------------------  -------------------




             22,232                    -
             18,737                    -
 -------------------  -------------------

              3,495                    -
 -------------------  -------------------


                297                    -
            194,766                  297
 -------------------  -------------------

            194,469                  297
 -------------------  -------------------


            196,772                  294
 -------------------  -------------------





            116,399                2,191
            491,915                    -
                 (1)                   -
             (4,286)                   -
            (17,084)                   -
                  -                    -
 -------------------  -------------------


            586,943                2,191
 -------------------  -------------------

            783,715                2,485





              2,485                    -
 -------------------  -------------------

 $          786,200   $            2,485
 ===================  ===================


7. SCHEDULE OF SEPARATE ACCOUNT QP OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998 (CONTINUED)



                                                                               MFS RESEARCH PORTFOLIO
                                                                      ----------------------------------------
                                                                             1999                 1998
                                                                             ----                 ----
INVESTMENT INCOME:
Dividends ......................................................      $                -   $               23
                                                                      -------------------  -------------------

EXPENSES:
Insurance charges ..............................................                   2,146                   16
Administrative fees ............................................                       -                    -
                                                                      -------------------  -------------------
      Net investment income (loss) .............................                  (2,146)                   7
                                                                      -------------------  -------------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold ...............................                  56,766                    3
  Cost of investments sold .....................................                  53,906                    3
                                                                      -------------------  -------------------

      Net realized gain (loss) .................................                   2,860                    -
                                                                      -------------------  -------------------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year .....................                   1,838                    -
  Unrealized gain (loss) end of year ...........................                  99,852                1,838
                                                                      -------------------  -------------------

      Net change in unrealized gain (loss) for the year ........                  98,014                1,838
                                                                      -------------------  -------------------

Net increase (decrease) in net assets
      resulting from operations ................................                  98,728                1,845
                                                                      -------------------  -------------------




UNIT TRANSACTIONS:
Participant purchase payments ..................................                 250,357                7,730
Participant transfers from other Travelers accounts ............                 367,176                5,000
Administrative and asset allocation charges ....................                      (4)                   -
Contract surrenders ............................................                  (6,332)                   -
Participant transfers to other Travelers accounts ..............                 (42,484)                   -
Other payments to participants .................................                       -                    -
                                                                      -------------------  -------------------

  Net increase (decrease) in net assets
      resulting from unit transactions .........................                 568,713               12,730
                                                                      -------------------  -------------------

      Net increase (decrease) in net assets ....................                 667,441               14,575




NET ASSETS:
  Beginning of year ............................................                  14,575                    -
                                                                      -------------------  -------------------

  End of year ..................................................      $          682,016   $           14,575
                                                                      ===================  ===================



                                                                          SOCIAL AWARENESS STOCK PORTFOLIO
                                                                      ----------------------------------------
                                                                             1999                 1998
                                                                             ----                 ----

INVESTMENT INCOME:
Dividends ......................................................      $           75,208   $           19,662
                                                                      -------------------  -------------------

EXPENSES:
Insurance charges ..............................................                  37,925                8,672
Administrative fees ............................................                     329                    -
                                                                      -------------------  -------------------
      Net investment income (loss) .............................                  36,954               10,990
                                                                      -------------------  -------------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold ...............................                 149,502               14,800
  Cost of investments sold .....................................                 128,772               11,286
                                                                      -------------------  -------------------

      Net realized gain (loss) .................................                  20,730                3,514
                                                                      -------------------  -------------------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year .....................                 246,812               14,085
  Unrealized gain (loss) end of year ...........................                 779,508              246,812
                                                                      -------------------  -------------------

      Net change in unrealized gain (loss) for the year ........                 532,696              232,727
                                                                      -------------------  -------------------

Net increase (decrease) in net assets
      resulting from operations ................................                 590,380              247,231
                                                                      -------------------  -------------------




UNIT TRANSACTIONS:
Participant purchase payments ..................................               2,807,839              969,060
Participant transfers from other Travelers accounts ............               2,855,099              266,786
Administrative and asset allocation charges ....................                    (712)              (1,403)
Contract surrenders ............................................                (146,982)             (31,250)
Participant transfers to other Travelers accounts ..............                (259,819)             (29,363)
Other payments to participants .................................                       -               (1,789)
                                                                      -------------------  -------------------

  Net increase (decrease) in net assets
      resulting from unit transactions .........................               5,255,425            1,172,041
                                                                      -------------------  -------------------

  Net increase (decrease) in net assets ........................               5,845,805            1,419,272




NET ASSETS:
  Beginning of year ............................................               1,675,516              256,244
                                                                      -------------------  -------------------

  End of year ..................................................      $        7,521,321   $        1,675,516
                                                                      ===================  ===================


                                                                               STRATEGIC STOCK PORTFOLIO
                                                                        ----------------------------------------
                                                                               1999                1998
                                                                               ----                ----

INVESTMENT INCOME:
Dividends ......................................................        $                3  $                11
                                                                        ------------------- --------------------

EXPENSES:
Insurance charges ..............................................                     2,266                    1
Administrative fees ............................................                         -                    -
                                                                        ------------------- --------------------
      Net investment income (loss) .............................                    (2,263)                  10
                                                                        ------------------- --------------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold ...............................                   478,415                    -
  Cost of investments sold .....................................                   483,090                    -
                                                                        ------------------- --------------------

      Net realized gain (loss) .................................                    (4,675)                   -
                                                                        ------------------- --------------------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year .....................                        28                    -
  Unrealized gain (loss) end of year ...........................                   (23,575)                  28
                                                                        ------------------- --------------------

      Net change in unrealized gain (loss) for the year ........                   (23,603)                  28
                                                                        ------------------- --------------------

Net increase (decrease) in net assets
      resulting from operations ................................                   (30,541)                  38
                                                                        ------------------- --------------------




UNIT TRANSACTIONS:
Participant purchase payments ..................................                    69,218                  890
Participant transfers from other Travelers accounts ............                   571,881                    -
Administrative and asset allocation charges ....................                        (7)                   -
Contract surrenders ............................................                  (119,535)                   -
Participant transfers to other Travelers accounts ..............                  (117,578)                   -
Other payments to participants .................................                         -                    -
                                                                        ------------------- --------------------

  Net increase (decrease) in net assets
      resulting from unit transactions .........................                   403,979                  890
                                                                        ------------------- --------------------

  Net increase (decrease) in net assets ........................                   373,438                  928




NET ASSETS:
  Beginning of year ............................................                       928                    -
                                                                        ------------------- --------------------

  End of year ..................................................         $         374,366  $               928
                                                                        =================== ====================



                                                    DISCIPLINED MID CAP STOCK                DISCIPLINED SMALL CAP STOCK
       CONVERTIBLE BOND PORTFOLIO                          PORTFOLIO                                  PORTFOLIO
-----------------------------------------   ----------------------------------------   ---------------------------------------
       1999                  1998                  1999                1998                   1999                1998
       ----                  ----                  ----                ----                   ----                ----

$                 -   $                -    $            5,225  $                 -    $                -  $                1
--------------------  -------------------   ------------------- --------------------   ------------------- -------------------


                 40                    -                 1,501                    2                   310                   -
                  -                    -                     -                    -                     -                   -
--------------------  -------------------   ------------------- --------------------   ------------------- -------------------
                (40)                   -                 3,724                   (2)                 (310)                  1
--------------------  -------------------   ------------------- --------------------   ------------------- -------------------




                107                    -                11,164                    -                12,472                   -
                105                    -                10,897                    -                11,782                   -
--------------------  -------------------   ------------------- --------------------   ------------------- -------------------

                  2                    -                   267                    -                   690                   -
--------------------  -------------------   ------------------- --------------------   ------------------- -------------------


                  -                    -                   267                    -                    19                   -
              2,525                    -                46,507                  267                 9,939                  19
--------------------  -------------------   ------------------- --------------------   ------------------- -------------------

              2,525                    -                46,240                  267                 9,920                  19
--------------------  -------------------   ------------------- --------------------   ------------------- -------------------


              2,487                    -                50,231                  265                10,300                  20
--------------------  -------------------   ------------------- --------------------   ------------------- -------------------





              3,571                    -               124,700                1,226                25,354                 290
             86,678                    -               263,488                    -                29,584                   -
                 (1)                   -                    (5)                   -                    (1)                  -
                (89)                   -                (7,962)                   -                     -                   -
                  -                    -                (1,483)                   -                  (110)                  -
                  -                    -                     -                    -                     -                   -
--------------------  -------------------   ------------------- --------------------   ------------------- -------------------


             90,159                    -               378,738                1,226                54,827                 290
--------------------  -------------------   ------------------- --------------------   ------------------- -------------------

             92,646                    -               428,969                1,491                65,127                 310





                  -                    -                 1,491                    -                   310                   -
--------------------  -------------------   ------------------- --------------------   ------------------- -------------------

$            92,646   $                -    $          430,460  $             1,491    $           65,437  $              310
====================  ===================   =================== ====================   =================== ===================



      TRAVELERS QUALITY BOND PORTFOLIO
  ----------------------------------------
         1999                 1998
         ----                 ----
  $            2,392    $           7,185
  -------------------  -------------------


               4,765                1,157
                 136                    -
  -------------------  -------------------
              (2,509)               6,028
  -------------------  -------------------




              61,610               10,533
              61,418               10,305
  -------------------  -------------------

                 192                  228
  -------------------  -------------------


                 772                 (208)
               3,347                  772
  -------------------  -------------------

               2,575                  980
  -------------------  -------------------


                 258                7,236
  -------------------  -------------------





             283,881               19,533
             470,717              129,190
                 (16)                 (32)
             (16,867)              (3,811)
             (17,683)             (16,000)
                   -                    -
  -------------------  -------------------


             720,032              128,880
  -------------------  -------------------

             720,290              136,116





             161,489               25,373
  -------------------  -------------------

  $          881,779   $          161,489
  ===================  ===================


7. SCHEDULE OF SEPARATE ACCOUNT QP OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998 (CONTINUED)


                                                                           U.S. GOVERNMENT SECURITIES
                                                                                   PORTFOLIO
                                                                     ----------------------------------------
                                                                            1999                 1998
                                                                            ----                 ----

INVESTMENT INCOME:
Dividends ....................................................       $               82   $           47,770
                                                                     -------------------  -------------------

EXPENSES:
Insurance charges ............................................                   10,139                3,181
Administrative fees ..........................................                      103                    -
                                                                     -------------------  -------------------
      Net investment income (loss) ...........................                  (10,160)              44,589
                                                                     -------------------  -------------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold .............................                  191,943              111,137
  Cost of investments sold ...................................                  200,886              103,302
                                                                     -------------------  -------------------

      Net realized gain (loss) ...............................                   (8,943)               7,835
                                                                     -------------------  -------------------

Change in unrealized gain (loss) on investments:
Unrealized gain (loss) beginning of year .....................                  (26,997)                 254
Unrealized gain (loss) end of year ...........................                  (53,392)             (26,997)
                                                                     -------------------  -------------------

      Net change in unrealized gain (loss) for the year ......                  (26,395)             (27,251)
                                                                     -------------------  -------------------

Net increase (decrease) in net assets
      resulting from operations ..............................                  (45,498)              25,173
                                                                     -------------------  -------------------




UNIT TRANSACTIONS:
Participant purchase payments ................................                  986,154              375,616
Participant transfers from other Travelers accounts ..........                  375,762              210,689
Administrative and asset allocation charges ..................                     (260)                (381)
Contract surrenders ..........................................                  (66,393)             (70,608)
Participant transfers to other Travelers accounts ............                 (205,074)             (61,263)
Other payments to participants ...............................                        -                    -
                                                                     -------------------  -------------------

  Net increase (decrease) in net assets
      resulting from unit transactions .......................                1,090,189              454,053
                                                                     -------------------  -------------------

      Net increase (decrease) in net assets ..................                1,044,691              479,226




NET ASSETS:
  Beginning of year ..........................................                  595,067              115,841
                                                                     -------------------  -------------------

  End of year ................................................       $        1,639,758   $          595,067
                                                                     ===================  ===================


                                                                              UTILITIES PORTFOLIO
                                                                    ----------------------------------------
                                                                           1999                 1998
                                                                           ----                 ----
INVESTMENT INCOME:
Dividends ....................................................      $           44,881   $            6,310
                                                                    -------------------  -------------------

EXPENSES:
Insurance charges ............................................                   6,027                1,263
Administrative fees ..........................................                      11                    -
                                                                    -------------------  -------------------
      Net investment income (loss) ...........................                  38,843                5,047
                                                                    -------------------  -------------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold .............................                 254,447               37,853
  Cost of investments sold ...................................                 255,423               28,794
                                                                    -------------------  -------------------

      Net realized gain (loss) ...............................                    (976)               9,059
                                                                    -------------------  -------------------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year ...................                  16,679                5,887
  Unrealized gain (loss) end of year .........................                 (42,924)              16,679
                                                                    -------------------  -------------------

      Net change in unrealized gain (loss) for the year ......                 (59,603)              10,792
                                                                    -------------------  -------------------

Net increase (decrease) in net assets
      resulting from operations ..............................                 (21,736)              24,898
                                                                    -------------------  -------------------




UNIT TRANSACTIONS:
Participant purchase payments ................................                 595,536              158,667
Participant transfers from other Travelers accounts ..........                 374,650               22,503
Administrative and asset allocation charges ..................                    (198)                (296)
Contract surrenders ..........................................                 (40,111)              (4,654)
Participant transfers to other Travelers accounts ............                (133,037)             (10,268)
Other payments to participants ...............................                       -                    -
                                                                    -------------------  -------------------

  Net increase (decrease) in net assets
      resulting from unit transactions .......................                 796,840              165,952
                                                                    -------------------  -------------------

      Net increase (decrease) in net assets ..................                 775,104              190,850




NET ASSETS:
  Beginning of year ..........................................                 226,760               35,910
                                                                    -------------------  -------------------

  End of year ................................................      $        1,001,864   $          226,760
                                                                    ===================  ===================


                                                                             ALLIANCE GROWTH PORTFOLIO
                                                                      ---------------------------------------
                                                                             1999                1998
                                                                             ----                ----
INVESTMENT INCOME:
Dividends ....................................................        $          435,013  $           91,534
                                                                      ------------------- -------------------

EXPENSES:
Insurance charges ............................................                    87,424              16,055
Administrative fees ..........................................                       285                   -
                                                                      ------------------- -------------------
      Net investment income (loss) ...........................                   347,304              75,479
                                                                      ------------------- -------------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold .............................                   647,937             223,653
  Cost of investments sold ...................................                   562,431             163,151
                                                                      ------------------- -------------------

      Net realized gain (loss) ...............................                    85,506              60,502
                                                                      ------------------- -------------------

Change in unrealized gain (loss) on investments:
Unrealized gain (loss) beginning of year .....................                   504,729              70,690
Unrealized gain (loss) end of year ...........................                 3,742,058             504,729
                                                                      ------------------- -------------------

      Net change in unrealized gain (loss) for the year ......                 3,237,329             434,039
                                                                      ------------------- -------------------

Net increase (decrease) in net assets
      resulting from operations ..............................                 3,670,139             570,020
                                                                      ------------------- -------------------




UNIT TRANSACTIONS:
Participant purchase payments ................................                 7,135,173           2,282,713
Participant transfers from other Travelers accounts ..........                 8,830,894             555,866
Administrative and asset allocation charges ..................                      (824)             (2,166)
Contract surrenders ..........................................                  (496,505)            (59,650)
Participant transfers to other Travelers accounts ............                  (710,655)           (368,240)
Other payments to participants ...............................                      (275)             (1,002)
                                                                      ------------------- -------------------

  Net increase (decrease) in net assets
      resulting from unit transactions .......................                14,757,808           2,407,521
                                                                      ------------------- -------------------

      Net increase (decrease) in net assets ..................                18,427,947           2,977,541




NET ASSETS:
  Beginning of year ..........................................                 3,556,372             578,831
                                                                      ------------------- -------------------

  End of year ................................................        $       21,984,319  $        3,556,372
                                                                      =================== ===================




                                                                                          SMITH BARNEY INTERNATIONAL EQUITY
       MFS TOTAL RETURN PORTFOLIO             PUTNAM DIVERSIFIED INCOME PORTFOLIO                    PORTFOLIO
-----------------------------------------   ----------------------------------------   ---------------------------------------
       1999                  1998                  1999                1998                   1999                1998
       ----                  ----                  ----                ----                   ----                ----

$           193,702   $           15,595    $           38,349  $             8,700    $            5,220  $                -
--------------------  -------------------   ------------------- --------------------   ------------------- -------------------


             23,093                4,642                 6,994                2,197                13,331               2,467
                161                    -                   208                    -                    26                   -
--------------------  -------------------   ------------------- --------------------   ------------------- -------------------
            170,448               10,953                31,147                6,503                (8,137)             (2,467)
--------------------  -------------------   ------------------- --------------------   ------------------- -------------------




            832,589               94,451                95,449                7,216               558,478              42,495
            794,094               89,153                97,275                6,806               535,889              39,601
--------------------  -------------------   ------------------- --------------------   ------------------- -------------------

             38,495                5,298                (1,826)                 410                22,589               2,894
--------------------  -------------------   ------------------- --------------------   ------------------- -------------------


             45,757                6,172                (6,575)               1,821                 5,160              (2,331)
           (161,993)              45,757               (32,228)              (6,575)            1,134,306               5,160
--------------------  -------------------   ------------------- --------------------   ------------------- -------------------

           (207,750)              39,585               (25,653)              (8,396)            1,129,146               7,491
--------------------  -------------------   ------------------- --------------------   ------------------- -------------------


              1,193               55,836                 3,668               (1,483)            1,143,598               7,918
--------------------  -------------------   ------------------- --------------------   ------------------- -------------------





          1,728,413              815,728               487,265              323,880               639,514             329,933
          2,077,383              147,496               247,710               33,098             1,394,475              20,658
               (203)                (250)                  (48)                (158)                 (165)               (453)
           (138,807)             (24,031)              (24,505)              (1,348)              (78,852)            (29,196)
           (171,209)            (167,522)              (82,839)              (9,517)             (123,388)            (39,709)
                  -                    -                     -                    -                     -                (156)
--------------------  -------------------   ------------------- --------------------   ------------------- -------------------


          3,495,577              771,421               627,583              345,955             1,831,584             281,077
--------------------  -------------------   ------------------- --------------------   ------------------- -------------------

          3,496,770              827,257               631,251              344,472             2,975,182             288,995





          1,020,371              193,114               413,845               69,373               425,514             136,519
--------------------  -------------------   ------------------- --------------------   ------------------- -------------------

$         4,517,141   $        1,020,371    $        1,045,096  $           413,845    $        3,400,696  $          425,514
====================  ===================   =================== ====================   =================== ===================



     SMITH BARNEY MONEY MARKET PORTFOLIO
   ----------------------------------------
          1999                 1998
          ----                 ----
   $          100,547   $           54,916
   -------------------  -------------------


               20,731               11,384
                  328                    -
   -------------------  -------------------
               79,488               43,532
   -------------------  -------------------




            4,146,849            1,643,216
            4,146,849            1,643,216
   -------------------  -------------------

                    -                    -
   -------------------  -------------------


                    -                    -
                    -                    -
   -------------------  -------------------

                    -                    -
   -------------------  -------------------


               79,488               43,532
   -------------------  -------------------





            1,507,460              804,734
            4,689,748            2,617,012
                 (554)              (1,700)
             (230,714)            (261,349)
           (4,353,279)          (1,955,135)
              (14,644)                   -
   -------------------  -------------------


            1,598,017            1,203,562
   -------------------  -------------------

            1,677,505            1,247,094





            1,465,243              218,149
   -------------------  -------------------

   $        3,142,748   $        1,465,243
   ===================  ===================


7. SCHEDULE OF SEPARATE ACCOUNT QP OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998 (CONTINUED)


                                                                           SMITH BARNEY HIGH INCOME PORTFOLIO
                                                                        ----------------------------------------
                                                                               1999                 1998
                                                                               ----                 ----

INVESTMENT INCOME:
Dividends ........................................................      $           47,115   $           10,154
                                                                        -------------------  -------------------

EXPENSES:
Insurance charges ................................................                   6,041                1,677
Administrative fees ..............................................                      52                    -
                                                                        -------------------  -------------------
      Net investment income (loss) ...............................                  41,022                8,477
                                                                        -------------------  -------------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold .................................                 324,154               29,681
  Cost of investments sold .......................................                 332,877               29,649
                                                                        -------------------  -------------------

      Net realized gain (loss) ...................................                  (8,723)                  32
                                                                        -------------------  -------------------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year .......................                  (8,459)               4,038
  Unrealized gain (loss) end of year .............................                 (27,278)              (8,459)
                                                                        -------------------  -------------------

      Net change in unrealized gain (loss) for the year ..........                 (18,819)             (12,497)
                                                                        -------------------  -------------------

Net increase (decrease) in net assets
      resulting from operations ..................................                  13,480               (3,988)
                                                                        -------------------  -------------------




UNIT TRANSACTIONS:
Participant purchase payments ....................................                 410,273              241,432
Participant transfers from other Travelers accounts ..............                 463,829               10,208
Administrative and asset allocation charges ......................                     (93)                (245)
Contract surrenders ..............................................                 (59,990)                (432)
Participant transfers to other Travelers accounts ................                 (99,990)             (31,355)
Other payments to participants ...................................                       -                    -
                                                                        -------------------  -------------------

  Net increase (decrease) in net assets
      resulting from unit transactions ...........................                 714,029              219,608
                                                                        -------------------  -------------------

      Net increase (decrease) in net assets ......................                 727,509              215,620




NET ASSETS:
  Beginning of year ..............................................                 271,285               55,665
                                                                        -------------------  -------------------

  End of year ....................................................      $          998,794   $          271,285
                                                                        ===================  ===================



                                                                             SMITH BARNEY LARGE CAPITALIZATION
                                                                                     GROWTH PORTFOLIO
                                                                          ----------------------------------------
                                                                                 1999                 1998
                                                                                 ----                 ----

INVESTMENT INCOME:
Dividends ........................................................        $            5,252   $                4
                                                                          -------------------  -------------------

EXPENSES:
Insurance charges ................................................                     6,418                    6
Administrative fees ..............................................                         1                    -
                                                                          -------------------  -------------------
      Net investment income (loss) ...............................                    (1,167)                  (2)
                                                                          -------------------  -------------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold .................................                     9,207                    -
  Cost of investments sold .......................................                     8,553                    -
                                                                          -------------------  -------------------

      Net realized gain (loss) ...................................                       654                    -
                                                                          -------------------  -------------------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year .......................                       813                    -
  Unrealized gain (loss) end of year .............................                   276,337                  813
                                                                          -------------------  -------------------

      Net change in unrealized gain (loss) for the year ..........                   275,524                  813
                                                                          -------------------  -------------------

  Net increase (decrease) in net assets
     resulting from operations ...................................                   275,011                  811
                                                                          -------------------  -------------------




UNIT TRANSACTIONS:
Participant purchase payments ....................................                   601,381                5,234
Participant transfers from other Travelers accounts ..............                 1,635,731                  443
Administrative and asset allocation charges ......................                       (25)                   -
Contract surrenders ..............................................                   (19,388)                   -
Participant transfers to other Travelers accounts ................                   (23,745)                   -
Other payments to participants ...................................                         -                    -
                                                                          -------------------  -------------------

  Net increase (decrease) in net assets
      resulting from unit transactions ...........................                 2,193,954                5,677
                                                                          -------------------  -------------------

      Net increase (decrease) in net assets ......................                 2,468,965                6,488




NET ASSETS:
  Beginning of year ..............................................                     6,488                    -
                                                                          -------------------  -------------------

  End of year ....................................................        $        2,475,453   $            6,488
                                                                          ===================  ===================


                                                                               SMITH BARNEY LARGE CAP VALUE
                                                                                        PORTFOLIO
                                                                         ----------------------------------------
                                                                                1999                1998
                                                                                ----                ----
INVESTMENT INCOME:
Dividends ........................................................       $          126,654  $            79,547
                                                                         ------------------- --------------------

EXPENSES:
Insurance charges ................................................                   33,628               21,657
Administrative fees ..............................................                      300                    -
                                                                         ------------------- --------------------
      Net investment income (loss) ...............................                   92,726               57,890
                                                                         ------------------- --------------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold .................................                  349,126              209,343
  Cost of investments sold .......................................                  312,329              169,428
                                                                         ------------------- --------------------

      Net realized gain (loss) ...................................                   36,797               39,915
                                                                         ------------------- --------------------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year .......................                  239,938              171,302
  Unrealized gain (loss) end of year .............................                   54,163              239,938
                                                                         ------------------- --------------------

      Net change in unrealized gain (loss) for the year ..........                 (185,775)              68,636
                                                                         ------------------- --------------------

Net increase (decrease) in net assets
      resulting from operations ..................................                  (56,252)             166,441
                                                                         ------------------- --------------------




UNIT TRANSACTIONS:
Participant purchase payments ....................................                1,203,653            1,133,256
Participant transfers from other Travelers accounts ..............                  415,105              393,081
Administrative and asset allocation charges ......................                     (949)              (3,168)
Contract surrenders ..............................................                 (171,071)             (72,849)
Participant transfers to other Travelers accounts ................                 (422,461)            (287,605)
Other payments to participants ...................................                        -              (10,181)
                                                                         ------------------- --------------------

  Net increase (decrease) in net assets
      resulting from unit transactions ...........................                1,024,277            1,152,534
                                                                         ------------------- --------------------

      Net increase (decrease) in net assets ......................                  968,025            1,318,975




NET ASSETS:
  Beginning of year ..............................................                2,901,149            1,582,174
                                                                         ------------------- --------------------

  End of year ....................................................       $        3,869,174  $         2,901,149
                                                                         =================== ====================



       EMERGING MARKETS PORTFOLIO                            COMBINED
-----------------------------------------   ------------------------------------------
       1999                  1998                  1999                  1998
       ----                  ----                  ----                  ----

$            16,284   $                4    $        12,496,931   $         3,333,929
--------------------  -------------------   --------------------  --------------------


                777                    -              1,866,921               623,290
                  -                    -                 12,829                     -
--------------------  -------------------   --------------------  --------------------
             15,507                    4             10,617,181             2,710,639
--------------------  -------------------   --------------------  --------------------




              4,614                    -             36,478,696             7,122,354
              4,609                    -             34,599,068             6,461,747
--------------------  -------------------   --------------------  --------------------

                  5                    -              1,879,628               660,607
--------------------  -------------------   --------------------  --------------------


                 10                    -             10,461,469             2,373,529
             76,232                   10             39,002,191            10,461,469
--------------------  -------------------   --------------------  --------------------

             76,222                   10             28,540,722             8,087,940
--------------------  -------------------   --------------------  --------------------


             91,734                   14             41,037,531            11,459,186
--------------------  -------------------   --------------------  --------------------





             75,026                  627            118,744,191            56,161,812
            282,169                    -            132,882,866            16,698,425
                  -                    -               (784,492)             (349,434)
                  -                    -            (11,791,356)           (3,036,942)
             (4,874)                   -            (39,873,280)          (10,408,149)
                  -                    -               (428,408)              (44,498)
--------------------  -------------------   --------------------  --------------------


            352,321                  627            198,749,521            59,021,214
--------------------  -------------------   --------------------  --------------------

            444,055                  641            239,787,052            70,480,400





                641                    -            105,032,320            34,551,920
--------------------  -------------------   --------------------  --------------------

$           444,696   $              641    $       344,819,372   $       105,032,320
====================  ===================   ====================  ====================



8. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR SEPARATE ACCOUNT QP FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998



                                                                AMERICAN ODYSSEY CORE EQUITY
                                                                            FUND
                                                          ---------------------------------------
                                                                 1999                1998
                                                                 ----                ----

Accumulation and annuity units
  beginning of year ...................................            8,247,386           3,105,409
Accumulation units purchased and
  transferred from other Travelers accounts ...........           17,024,417           6,195,417
Accumulation units redeemed and
  transferred to other Travelers accounts .............           (2,091,667)         (1,053,440)
Annuity units .........................................                 (404)                  -
                                                          ------------------- -------------------
Accumulation and annuity units
  end of year .........................................           23,179,732           8,247,386
                                                          =================== ===================


                                                               AMERICAN ODYSSEY INTERMEDIATE-
                                                                       TERM BOND FUND
                                                          ---------------------------------------
                                                                 1999                1998
                                                                 ----                ----
Accumulation and annuity units
  beginning of year ...................................            2,824,219           1,022,117
Accumulation units purchased and
  transferred from other Travelers accounts ...........            6,475,542           2,322,437
Accumulation units redeemed and
  transferred to other Travelers accounts .............             (855,612)           (520,335)
Annuity units .........................................                 (701)                  -
                                                           ------------------- -------------------
Accumulation and annuity units
  end of year .........................................            8,443,448           2,824,219
                                                          =================== ===================


                                                                CAPITAL APPRECIATION FUND
                                                          ---------------------------------------
                                                                 1999                1998
                                                                 ----                ----
Accumulation and annuity units
  beginning of year ...................................            6,986,659           2,050,734
Accumulation units purchased and
  transferred from other Travelers accounts ...........            7,318,166           5,427,762
Accumulation units redeemed and
  transferred to other Travelers accounts .............           (2,122,259)           (491,837)
Annuity units .........................................                    -                   -
                                                          ------------------- -------------------
Accumulation and annuity units
  end of year .........................................           12,182,566           6,986,659
                                                          =================== ===================

                                                                    AMERICAN ODYSSEY EMERGING
                                                                       OPPORTUNITIES FUND
                                                             ---------------------------------------
                                                                    1999                1998
                                                                    ----                ----

Accumulation and annuity units
  beginning of year ...................................               8,011,548           2,650,714
Accumulation units purchased and
  transferred from other Travelers accounts ...........              16,954,494           6,202,256
Accumulation units redeemed and
  transferred to other Travelers accounts .............              (2,155,477)           (841,422)
Annuity units .........................................                    (394)                  -
                                                             ------------------- -------------------
Accumulation and annuity units
  end of year .........................................              22,810,171           8,011,548
                                                             =================== ===================


                                                                 AMERICAN ODYSSEY INTERNATIONAL
                                                                          EQUITY FUND
                                                             ---------------------------------------
                                                                    1999                1998
                                                                    ----                ----
Accumulation and annuity units
  beginning of year ...................................               5,968,548           1,837,855
Accumulation units purchased and
  transferred from other Travelers accounts ...........              18,461,136           4,573,172
Accumulation units redeemed and
  transferred to other Travelers accounts .............              (5,473,088)           (442,479)
Annuity units .........................................                    (247)                  -
                                                             -------------------- -------------------
Accumulation and annuity units
  end of year .........................................              18,956,349           5,968,548
                                                             =================== ===================


                                                                          REIT SERIES
                                                             ---------------------------------------
                                                                    1999                1998
                                                                    ----                ----
Accumulation and annuity units
  beginning of year ...................................                       -                   -
Accumulation units purchased and
  transferred from other Travelers accounts ...........                 120,053                   -
Accumulation units redeemed and
  transferred to other Travelers accounts .............                 (68,551)                  -
Annuity units .........................................                       -                   -
                                                             ------------------- -------------------
Accumulation and annuity units
  end of year .........................................                  51,502                   -
                                                             =================== ===================




                                                                 AMERICAN ODYSSEY GLOBAL HIGH-
                                                                        YIELD BOND FUND
                                                            ---------------------------------------
                                                                  1999                 1998
                                                                  ----                 ----
Accumulation and annuity units
  beginning of year ...................................             2,275,629              512,296
Accumulation units purchased and
  transferred from other Travelers accounts ...........             5,151,425            2,110,059
Accumulation units redeemed and
  transferred to other Travelers accounts .............              (606,265)            (346,726)
Annuity units .........................................                     -                    -
                                                            ------------------  -------------------
Accumulation and annuity units
  end of year .........................................             6,820,789            2,275,629
                                                            ==================  ===================



                                                                   AMERICAN ODYSSEY LONG-TERM
                                                                           BOND FUND
                                                            ---------------------------------------
                                                                  1999                 1998
                                                                  ----                 ----
Accumulation and annuity units
  beginning of year ...................................             5,480,696            1,666,359
Accumulation units purchased and
  transferred from other Travelers accounts ...........            13,212,756            4,406,484
Accumulation units redeemed and
  transferred to other Travelers accounts .............            (1,628,276)            (592,147)
Annuity units .........................................                  (951)                   -
                                                             ------------------  -------------------
Accumulation and annuity units
  end of year .........................................            17,064,225            5,480,696
                                                            ==================  ===================


                                                                    SMALL CAP VALUE SERIES
                                                            ---------------------------------------
                                                                  1999                 1998
                                                                  ----                 ----
Accumulation and annuity units
  beginning of year ...................................                 6,525                    -
Accumulation units purchased and
  transferred from other Travelers accounts ...........               238,326                6,526
Accumulation units redeemed and
  transferred to other Travelers accounts .............               (19,673)                  (1)
Annuity units .........................................                     -                    -
                                                            ------------------  -------------------
Accumulation and annuity units
  end of year .........................................               225,178                6,525
                                                            ==================  ===================

8. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR SEPARATE ACCOUNT QP FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998 (CONTINUED)

                                                                     DREYFUS STOCK INDEX FUND
                                                             -----------------------------------------
                                                                    1999                 1998
                                                                    ----                 ----
Accumulation and annuity units
  beginning of year .................................                  3,802,640            1,860,344
Accumulation units purchased and
  transferred from other Travelers accounts .........                  2,189,307            2,520,515
Accumulation units redeemed and
  transferred to other Travelers accounts ...........                   (597,965)            (578,219)
Annuity units .......................................                          -                    -
                                                             -------------------- --------------------
Accumulation and annuity units
  end of year .......................................                  5,393,982            3,802,640
                                                             ==================== ====================


                                                                 FIDELITY'S EQUITY-INCOME PORTFOLIO
                                                             -----------------------------------------
                                                                    1999                 1998
                                                                    ----                 ----
Accumulation and annuity units
  beginning of year .................................                  3,375,951            2,073,960
Accumulation units purchased and
  transferred from other Travelers accounts .........                  1,257,433            1,730,725
Accumulation units redeemed and
  transferred to other Travelers accounts ...........                   (643,758)            (428,734)
Annuity units .......................................                          -                    -
                                                             -------------------- --------------------
Accumulation and annuity units
  end of year .......................................                  3,989,626            3,375,951
                                                             ==================== ====================


                                                                      ASSET MANAGER PORTFOLIO
                                                             -----------------------------------------
                                                                    1999                 1998
                                                                    ----                 ----
Accumulation and annuity units
  beginning of year .................................                  1,501,937            1,215,833
Accumulation units purchased and
  transferred from other Travelers accounts .........                    822,231              604,885
Accumulation units redeemed and
  transferred to other Travelers accounts ...........                   (325,429)            (318,781)
Annuity units .......................................                          -                    -
                                                             -------------------- --------------------
Accumulation and annuity units
  end of year .......................................                  1,998,739            1,501,937
                                                             ==================== ====================




                                                                       DREYFUS CAPITAL APPRECIATION
                                                                                PORTFOLIO
                                                                -----------------------------------------
                                                                       1999                 1998
                                                                       ----                 ----

Accumulation and annuity units
  beginning of year .................................                        88,935                    -
Accumulation units purchased and
  transferred from other Travelers accounts .........                    13,174,729               88,937
Accumulation units redeemed and
  transferred to other Travelers accounts ...........                      (762,705)                  (2)
Annuity units .......................................                             -                    -
                                                                -------------------- --------------------
Accumulation and annuity units
  end of year .......................................                    12,500,959               88,935
                                                                ==================== ====================


                                                                            GROWTH PORTFOLIO
                                                                -----------------------------------------
                                                                       1999                 1998
                                                                       ----                 ----
Accumulation and annuity units
  beginning of year .................................                     4,728,104            3,463,256
Accumulation units purchased and
  transferred from other Travelers accounts .........                     3,296,725            2,104,492
Accumulation units redeemed and
  transferred to other Travelers accounts ...........                    (1,142,409)            (839,644)
Annuity units .......................................                             -                    -
                                                                -------------------- --------------------
Accumulation and annuity units
  end of year .......................................                     6,882,420            4,728,104
                                                                ==================== ====================


                                                                          EQUITY INDEX PORTFOLIO
                                                                                 CLASS II
                                                                -----------------------------------------
                                                                       1999                 1998
                                                                       ----                 ----
Accumulation and annuity units
  beginning of year .................................                             -                    -
Accumulation units purchased and
  transferred from other Travelers accounts .........                     2,951,121                    -
Accumulation units redeemed and
  transferred to other Travelers accounts ...........                       (18,536)                   -
Annuity units .......................................                             -                    -
                                                                -------------------- --------------------
Accumulation and annuity units
  end of year .......................................                     2,932,585                    -
                                                                ==================== ====================


                                                                      DREYFUS SMALL CAP PORTFOLIO
                                                               -----------------------------------------
                                                                      1999                 1998
                                                                      ----                 ----

Accumulation and annuity units
  beginning of year .................................                       12,151                    -
Accumulation units purchased and
  transferred from other Travelers accounts .........                    1,203,425               12,152
Accumulation units redeemed and
  transferred to other Travelers accounts ...........                     (184,211)                  (1)
Annuity units .......................................                            -                    -
                                                               -------------------- --------------------
Accumulation and annuity units
  end of year .......................................                    1,031,365               12,151
                                                               ==================== ====================


                                                                         HIGH INCOME PORTFOLIO
                                                               -----------------------------------------
                                                                      1999                 1998
                                                                      ----                 ----
Accumulation and annuity units
  beginning of year .................................                      898,692              437,807
Accumulation units purchased and
  transferred from other Travelers accounts .........                      365,984              559,925
Accumulation units redeemed and
  transferred to other Travelers accounts ...........                     (167,524)             (99,040)
Annuity units .......................................                            -                    -
                                                               -------------------- --------------------
Accumulation and annuity units
  end of year .......................................                    1,097,152              898,692
                                                               ==================== ====================


                                                                          HIGH YIELD BOND TRUST
                                                               -----------------------------------------
                                                                      1999                 1998
                                                                      ----                 ----
Accumulation and annuity units
  beginning of year .................................                      376,692               42,945
Accumulation units purchased and
  transferred from other Travelers accounts .........                    1,034,068              349,942
Accumulation units redeemed and
  transferred to other Travelers accounts ...........                     (259,104)             (16,195)
Annuity units .......................................                            -                    -
                                                               -------------------- --------------------
Accumulation and annuity units
  end of year .......................................                    1,151,656              376,692
                                                               ==================== ====================


8. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR SEPARATE ACCOUNT QP FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998 (CONTINUED)


                                                                       MANAGED ASSETS TRUST
                                                             -----------------------------------------
                                                                    1999                 1998
                                                                    ----                 ----

Accumulation and annuity units
  beginning of year ...............................                    2,595,729              603,628
Accumulation units purchased and
  transferred from other Travelers accounts .......                    8,254,947            2,188,495
Accumulation units redeemed and
  transferred to other Travelers accounts .........                     (771,370)            (196,394)
Annuity units .....................................                            -                    -
                                                             -------------------- --------------------
Accumulation and annuity units
  end of year .....................................                   10,079,306            2,595,729
                                                             ==================== ====================


                                                                  SALOMON BROTHERS VARIABLE TOTAL
                                                                            RETURN FUND
                                                             -----------------------------------------
                                                                    1999                 1998
                                                                    ----                 ----
Accumulation and annuity units
  beginning of year ...............................                        6,719                    -
Accumulation units purchased and
  transferred from other Travelers accounts .......                      154,279                6,719
Accumulation units redeemed and
  transferred to other Travelers accounts .........                         (446)                   -
Annuity units .....................................                            -                    -
                                                             -------------------- --------------------
Accumulation and annuity units
  end of year .....................................                      160,552                6,719
                                                             ==================== ====================


                                                                   STRONG SCHAFER VALUE FUND II
                                                             -----------------------------------------
                                                                    1999                 1998
                                                                    ----                 ----
Accumulation and annuity units
  beginning of year ...............................                        2,329                    -
Accumulation units purchased and
  transferred from other Travelers accounts .......                       30,183                2,329
Accumulation units redeemed and
  transferred to other Travelers accounts .........                            -                    -
Annuity units .....................................                            -                    -
                                                             -------------------- --------------------
Accumulation and annuity units
  end of year .....................................                       32,512                2,329
                                                             ==================== ====================




                                                                      MONEY MARKET PORTFOLIO
                                                             -----------------------------------------
                                                                    1999                 1998
                                                                    ----                 ----

Accumulation and annuity units
  beginning of year ...............................                       29,014                    -
Accumulation units purchased and
  transferred from other Travelers accounts .......                   13,101,649               36,825
Accumulation units redeemed and
  transferred to other Travelers accounts .........                  (10,705,458)              (7,811)
Annuity units .....................................                            -                    -
                                                             -------------------- --------------------
Accumulation and annuity units
  end of year .....................................                    2,425,205               29,014
                                                             ==================== ====================



                                                                     SALOMON BROTHERS VARIABLE
                                                                            CAPITAL FUND
                                                             -----------------------------------------
                                                                    1999                 1998
                                                                    ----                 ----
Accumulation and annuity units
  beginning of year ...............................                        4,848                    -
Accumulation units purchased and
  transferred from other Travelers accounts .......                      297,241                4,848
Accumulation units redeemed and
  transferred to other Travelers accounts .........                       (7,098)                   -
Annuity units .....................................                            -                    -
                                                             -------------------- --------------------
Accumulation and annuity units
  end of year .....................................                      294,991                4,848
                                                             ==================== ====================


                                                                  TEMPLETON ASSET ALLOCATION FUND
                                                                              (CLASS 1)
                                                             -----------------------------------------
                                                                    1999                 1998
                                                                    ----                 ----
Accumulation and annuity units
  beginning of year ...............................                    1,027,845              852,502
Accumulation units purchased and
  transferred from other Travelers accounts .......                      684,865              464,060
Accumulation units redeemed and
  transferred to other Travelers accounts .........                     (272,804)            (288,717)
Annuity units .....................................                            -                    -
                                                             -------------------- --------------------
Accumulation and annuity units
  end of year .....................................                    1,439,906            1,027,845
                                                             ==================== ====================

                                                                          EQUITY PORTFOLIO
                                                              -----------------------------------------
                                                                     1999                 1998
                                                                     ----                 ----

Accumulation and annuity units
  beginning of year ...............................                         2,056                    -
Accumulation units purchased and
  transferred from other Travelers accounts .......                     1,265,709                2,056
Accumulation units redeemed and
  transferred to other Travelers accounts .........                       (75,580)                   -
Annuity units .....................................                             -                    -
                                                              -------------------- --------------------
Accumulation and annuity units
  end of year .....................................                     1,192,185                2,056
                                                              ==================== ====================


                                                                      SALOMON BROTHERS VARIABLE
                                                                            INVESTORS FUND
                                                              -----------------------------------------
                                                                     1999                 1998
                                                                     ----                 ----
Accumulation and annuity units
  beginning of year ...............................                         1,374                    -
Accumulation units purchased and
  transferred from other Travelers accounts .......                       247,488                1,374
Accumulation units redeemed and
  transferred to other Travelers accounts .........                      (111,211)                   -
Annuity units .....................................                             -                    -
                                                              -------------------- --------------------
Accumulation and annuity units
  end of year .....................................                       137,651                1,374
                                                              ==================== ====================


                                                                         TEMPLETON BOND FUND
                                                                              (CLASS 1)
                                                              -----------------------------------------
                                                                     1999                 1998
                                                                     ----                 ----
Accumulation and annuity units
  beginning of year ...............................                        54,515               33,039
Accumulation units purchased and
  transferred from other Travelers accounts .......                        34,615               25,634
Accumulation units redeemed and
  transferred to other Travelers accounts .........                       (12,547)              (4,158)
Annuity units .....................................                             -                    -
                                                              -------------------- --------------------
Accumulation and annuity units
  end of year .....................................                        76,583               54,515
                                                              ==================== ====================


8. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR SEPARATE ACCOUNT QP FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998 (CONTINUED)


                                                                  TEMPLETON STOCK FUND (CLASS 1)
                                                             -----------------------------------------
                                                                    1999                 1998
                                                                    ----                 ----

Accumulation and annuity units
  beginning of year ....................................               3,009,264            2,109,663
Accumulation units purchased and
  transferred from other Travelers accounts ............               1,197,562            1,674,723
Accumulation units redeemed and
  transferred to other Travelers accounts ..............                (462,608)            (775,122)
Annuity units ..........................................                       -                    -
                                                             -------------------- --------------------
Accumulation and annuity units
  end of year ..........................................               3,744,218            3,009,264
                                                             ==================== ====================


                                                                   FEDERATED HIGH YIELD PORTFOLIO
                                                             -----------------------------------------
                                                                    1999                 1998
                                                                    ----                 ----
Accumulation and annuity units
  beginning of year ....................................                 116,094                3,241
Accumulation units purchased and
  transferred from other Travelers accounts ............                 195,356              124,777
Accumulation units redeemed and
  transferred to other Travelers accounts ..............                 (37,989)             (11,924)
Annuity units ..........................................                       -                    -
                                                             -------------------- --------------------
Accumulation and annuity units
  end of year ..........................................                 273,461              116,094
                                                             ==================== ====================


                                                                     LAZARD INTERNATIONAL STOCK
                                                                             PORTFOLIO
                                                             -----------------------------------------
                                                                    1999                 1998
                                                                    ----                 ----
Accumulation and annuity units
  beginning of year ....................................                 200,211                5,095
Accumulation units purchased and
  transferred from other Travelers accounts ............                 801,891              199,148
Accumulation units redeemed and
  transferred to other Travelers accounts ..............                 (90,019)              (4,032)
Annuity units ..........................................                       -                    -
                                                             -------------------- --------------------
Accumulation and annuity units
  end of year ..........................................                 912,083              200,211
                                                             ==================== ====================


                                                                      MONTGOMERY VARIABLE SERIES:
                                                                             GROWTH FUND
                                                               -----------------------------------------
                                                                      1999                 1998
                                                                      ----                 ----
Accumulation and annuity units
  beginning of year ....................................                       338                    -
Accumulation units purchased and
  transferred from other Travelers accounts ............                   116,098                  338
Accumulation units redeemed and
  transferred to other Travelers accounts ..............                      (363)                   -
Annuity units ..........................................                         -                    -
                                                               -------------------- --------------------
Accumulation and annuity units
  end of year ..........................................                   116,073                  338
                                                               ==================== ====================


                                                                          FEDERATED STOCK PORTFOLIO
                                                               -----------------------------------------
                                                                      1999                 1998
                                                                      ----                 ----
Accumulation and annuity units
  beginning of year ....................................                   616,058               22,444
Accumulation units purchased and
  transferred from other Travelers accounts ............                 1,304,089              601,139
Accumulation units redeemed and
  transferred to other Travelers accounts ..............                  (172,052)              (7,525)
Annuity units ..........................................                         -                    -
                                                               -------------------- --------------------
Accumulation and annuity units
  end of year ..........................................                 1,748,095              616,058
                                                               ==================== ====================


                                                                       MFS MID CAP GROWTH PORTFOLIO
                                                               -----------------------------------------
                                                                      1999                 1998
                                                                      ----                 ----
Accumulation and annuity units
  beginning of year ....................................                     2,050                    -
Accumulation units purchased and
  transferred from other Travelers accounts ............                   409,114                2,050
Accumulation units redeemed and
  transferred to other Travelers accounts ..............                   (12,730)                   -
Annuity units ..........................................                         -                    -
                                                               -------------------- --------------------
Accumulation and annuity units
  end of year ..........................................                   398,434                2,050
                                                               ==================== ====================

                                                                         EQUITY INCOME PORTFOLIO
                                                               -----------------------------------------
                                                                      1999                 1998
                                                                      ----                 ----
Accumulation and annuity units
  beginning of year ....................................                 2,911,397               72,323
Accumulation units purchased and
  transferred from other Travelers accounts ............                 7,194,622            2,961,496
Accumulation units redeemed and
  transferred to other Travelers accounts ..............                  (921,764)            (122,422)
Annuity units ..........................................                         -                    -
                                                               -------------------- --------------------
Accumulation and annuity units
  end of year ..........................................                 9,184,255            2,911,397
                                                               ==================== ====================

                                                                            LARGE CAP PORTFOLIO
                                                               -----------------------------------------
                                                                      1999                 1998
                                                                      ----                 ----
Accumulation and annuity units
  beginning of year ....................................                   600,787               19,001
Accumulation units purchased and
  transferred from other Travelers accounts ............                 7,641,026              604,105
Accumulation units redeemed and
  transferred to other Travelers accounts ..............                  (492,881)             (22,319)
Annuity units ..........................................                         -                    -
                                                               -------------------- --------------------
Accumulation and annuity units
  end of year ..........................................                 7,748,932              600,787
                                                               ==================== ====================


                                                                         MFS RESEARCH PORTFOLIO
                                                               -----------------------------------------
                                                                      1999                 1998
                                                                      ----                 ----
Accumulation and annuity units
  beginning of year ....................................                    11,707                    -
Accumulation units purchased and
  transferred from other Travelers accounts ............                   471,399               11,707
Accumulation units redeemed and
  transferred to other Travelers accounts ..............                   (36,442)                   -
Annuity units ..........................................                         -                    -
                                                               -------------------- --------------------
Accumulation and annuity units
  end of year ..........................................                   446,664               11,707
                                                               ==================== ====================

8. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR SEPARATE ACCOUNT QP FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998 (CONTINUED)

                                                            SOCIAL AWARENESS STOCK PORTFOLIO
                                                          ---------------------------------------
                                                                 1999                1998
                                                                 ----                ----
Accumulation and annuity units
  beginning of year ..................................               980,501             196,483
Accumulation units purchased and
  transferred from other Travelers accounts ..........             3,068,858             826,615
Accumulation units redeemed and
  transferred to other Travelers accounts ............              (220,951)            (42,597)
Annuity units ........................................                     -                   -
                                                          ------------------- -------------------
Accumulation and annuity units
  end of year ........................................             3,828,408             980,501
                                                          =================== ===================


                                                                  DISCIPLINED MID CAP STOCK
                                                                          PORTFOLIO
                                                           ---------------------------------------
                                                                 1999                1998
                                                                 ----                ----
Accumulation and annuity units
  beginning of year ..................................                 1,157                   -
Accumulation units purchased and
  transferred from other Travelers accounts ..........               303,419               1,157
Accumulation units redeemed and
  transferred to other Travelers accounts ............                (7,551)                  -
Annuity units ........................................                     -                   -
                                                          ------------------- -------------------
Accumulation and annuity units
  end of year ........................................               297,025               1,157
                                                          =================== ===================


                                                                 U.S. GOVERNMENT SECURITIES
                                                                         PORTFOLIO
                                                          ---------------------------------------
                                                                 1999                1998
                                                                 ----                ----
Accumulation and annuity units
  beginning of year ..................................               476,702             101,323
Accumulation units purchased and
  transferred from other Travelers accounts ..........             1,130,669             483,527
Accumulation units redeemed and
  transferred to other Travelers accounts ............              (224,736)           (108,148)
Annuity units ........................................                     -                   -
                                                          ------------------- -------------------
Accumulation and annuity units
  end of year ........................................             1,382,635             476,702
                                                          =================== ===================

                                                                STRATEGIC STOCK PORTFOLIO
                                                          ---------------------------------------
                                                                 1999                1998
                                                                 ----                ----
Accumulation and annuity units
  beginning of year ..................................                   866                   -
Accumulation units purchased and
  transferred from other Travelers accounts ..........               539,890                 866
Accumulation units redeemed and
  transferred to other Travelers accounts ............              (204,709)                  -
Annuity units ........................................                     -                   -
                                                          ------------------- -------------------
Accumulation and annuity units
  end of year ........................................               336,047                 866
                                                          =================== ===================


                                                                 DISCIPLINED SMALL CAP STOCK
                                                                          PORTFOLIO
                                                           ---------------------------------------
                                                                 1999                1998
                                                                 ----                ----
Accumulation and annuity units
  beginning of year ..................................                   285                   -
Accumulation units purchased and
  transferred from other Travelers accounts ..........                50,088                 285
Accumulation units redeemed and
  transferred to other Travelers accounts ............                   (95)                  -
Annuity units ........................................                     -                   -
                                                          ------------------- -------------------
Accumulation and annuity units
  end of year ........................................                50,278                 285
                                                          =================== ===================


                                                                   UTILITIES PORTFOLIO
                                                          ---------------------------------------
                                                                 1999                1998
                                                                 ----                ----
Accumulation and annuity units
  beginning of year ..................................               150,946              27,983
Accumulation units purchased and
  transferred from other Travelers accounts ..........               636,265             130,433
Accumulation units redeemed and
  transferred to other Travelers accounts ............              (114,056)             (7,470)
Annuity units ........................................                     -                   -
                                                          ------------------- -------------------
Accumulation and annuity units
  end of year ........................................               673,155             150,946
                                                          =================== ===================

                                                                 CONVERTIBLE BOND PORTFOLIO
                                                            ---------------------------------------
                                                                  1999                 1998
                                                                  ----                 ----
Accumulation and annuity units
  beginning of year ..................................                      -                    -
Accumulation units purchased and
  transferred from other Travelers accounts ..........                 84,372                    -
Accumulation units redeemed and
  transferred to other Travelers accounts ............                    (89)                   -
Annuity units ........................................                      -                    -
                                                            ------------------  -------------------
Accumulation and annuity units
  end of year ........................................                 84,283                    -
                                                            ==================  ===================


                                                               TRAVELERS QUALITY BOND PORTFOLIO
                                                             ---------------------------------------
                                                                  1999                 1998
                                                                  ----                 ----
Accumulation and annuity units
  beginning of year ..................................                147,726               24,883
Accumulation units purchased and
  transferred from other Travelers accounts ..........                687,185              141,286
Accumulation units redeemed and
  transferred to other Travelers accounts ............                (31,487)             (18,443)
Annuity units ........................................                      -                    -
                                                            ------------------  -------------------
Accumulation and annuity units
  end of year ........................................                803,424              147,726
                                                            ==================  ===================


                                                                  ALLIANCE GROWTH PORTFOLIO
                                                            ---------------------------------------
                                                                  1999                 1998
                                                                  ----                 ----
Accumulation and annuity units
  beginning of year ..................................              2,044,372              425,511
Accumulation units purchased and
  transferred from other Travelers accounts ..........              8,210,314            1,912,035
Accumulation units redeemed and
  transferred to other Travelers accounts ............               (632,227)            (293,174)
Annuity units ........................................                      -                    -
                                                            ------------------  -------------------
Accumulation and annuity units
  end of year ........................................              9,622,459            2,044,372
                                                            ==================  ===================

8. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR SEPARATE ACCOUNT QP FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998 (CONTINUED)

                                                                    MFS TOTAL RETURN PORTFOLIO
                                                             -----------------------------------------
                                                                    1999                 1998
                                                                    ----                 ----

Accumulation and annuity units
  beginning of year ....................................                 735,071              154,300
Accumulation units purchased and
  transferred from other Travelers accounts ............               2,678,892              729,253
Accumulation units redeemed and
  transferred to other Travelers accounts ..............                (218,530)            (148,482)
Annuity units ..........................................                       -                    -
                                                             -------------------- --------------------
Accumulation and annuity units
  end of year ..........................................               3,195,433              735,071
                                                             ==================== ====================


                                                                     SMITH BARNEY MONEY MARKET
                                                                             PORTFOLIO
                                                             -----------------------------------------
                                                                    1999                 1998
                                                                    ----                 ----
Accumulation and annuity units
  beginning of year ....................................               1,342,824              207,764
Accumulation units purchased and
  transferred from other Travelers accounts ............               5,546,827            3,180,140
Accumulation units redeemed and
  transferred to other Travelers accounts ..............              (4,121,735)          (2,045,080)
Annuity units ..........................................                       -                    -
                                                             -------------------- --------------------
Accumulation and annuity units
  end of year ..........................................               2,767,916            1,342,824
                                                             ==================== ====================


                                                                    SMITH BARNEY LARGE CAP VALUE
                                                                             PORTFOLIO
                                                             -----------------------------------------
                                                                    1999                 1998
                                                                    ----                 ----
Accumulation and annuity units
  beginning of year ....................................               2,009,415            1,191,739
Accumulation units purchased and
  transferred from other Travelers accounts ............               1,089,138            1,092,689
Accumulation units redeemed and
  transferred to other Travelers accounts ..............                (395,682)            (275,013)
Annuity units ..........................................                       -                    -
                                                             -------------------- --------------------
Accumulation and annuity units
  end of year ..........................................               2,702,871            2,009,415
                                                             ==================== ====================

                                                                     PUTNAM DIVERSIFIED INCOME
                                                                             PORTFOLIO
                                                             -----------------------------------------
                                                                    1999                 1998
                                                                    ----                 ----

Accumulation and annuity units
  beginning of year ....................................                 382,175               63,842
Accumulation units purchased and
  transferred from other Travelers accounts ............                 681,005              328,250
Accumulation units redeemed and
  transferred to other Travelers accounts ..............                 (99,352)              (9,917)
Annuity units ..........................................                       -                    -
                                                             -------------------- --------------------
Accumulation and annuity units
  end of year ..........................................                 963,828              382,175
                                                             ==================== ====================

                                                                      SMITH BARNEY HIGH INCOME
                                                                             PORTFOLIO
                                                             -----------------------------------------
                                                                    1999                 1998
                                                                    ----                 ----
Accumulation and annuity units
  beginning of year ....................................                 232,133               47,378
Accumulation units purchased and
  transferred from other Travelers accounts ............                 742,814              213,574
Accumulation units redeemed and
  transferred to other Travelers accounts ..............                (135,895)             (28,819)
Annuity units ..........................................                       -                    -
                                                             -------------------- --------------------
Accumulation and annuity units
  end of year ..........................................                 839,052              232,133
                                                             ==================== ====================


                                                                    EMERGING MARKETS PORTFOLIO
                                                             -----------------------------------------
                                                                    1999                 1998
                                                                    ----                 ----
Accumulation and annuity units
  beginning of year ....................................                     594                    -
Accumulation units purchased and
  transferred from other Travelers accounts ............                 231,966                  594
Accumulation units redeemed and
  transferred to other Travelers accounts ..............                  (3,448)                   -
Annuity units ..........................................                       -                    -
                                                             -------------------- --------------------
Accumulation and annuity units
  end of year ..........................................                 229,112                  594
                                                             ==================== ====================

                                                                      SMITH BARNEY INTERNATIONAL
                                                                           EQUITY PORTFOLIO
                                                               -----------------------------------------
                                                                      1999                 1998
                                                                      ----                 ----

Accumulation and annuity units
  beginning of year ....................................                   389,748              131,870
Accumulation units purchased and
  transferred from other Travelers accounts ............                 1,642,286              322,089
Accumulation units redeemed and
  transferred to other Travelers accounts ..............                  (160,544)             (64,211)
Annuity units ..........................................                         -                    -
                                                               -------------------- --------------------
Accumulation and annuity units
  end of year ..........................................                 1,871,490              389,748
                                                               ==================== ====================


                                                                           SMITH BARNEY LARGE
                                                                    CAPITALIZATION GROWTH PORTFOLIO
                                                               -----------------------------------------
                                                                      1999                 1998
                                                                      ----                 ----
Accumulation and annuity units
  beginning of year ....................................                     4,942                    -
Accumulation units purchased and
  transferred from other Travelers accounts ............                 1,476,850                4,942
Accumulation units redeemed and
  transferred to other Travelers accounts ..............                   (28,167)                   -
Annuity units ..........................................                         -                    -
                                                               -------------------- --------------------
Accumulation and annuity units
  end of year ..........................................                 1,453,625                4,942
                                                               ==================== ====================

                                                                                COMBINED
                                                               -----------------------------------------
                                                                      1999                 1998
                                                                      ----                 ----
Accumulation and annuity units
  beginning of year ....................................                74,678,104           28,233,641
Accumulation units purchased and
  transferred from other Travelers accounts ............               183,454,309           57,495,244
Accumulation units redeemed and
  transferred to other Travelers accounts ..............               (39,905,125)         (11,050,781)
Annuity units ..........................................                    (2,697)                   -
                                                               -------------------- --------------------
Accumulation and annuity units
  end of year ..........................................               218,224,591           74,678,104
                                                               ==================== ====================


                          INDEPENDENT AUDITORS' REPORT

To the Owners of Variable Annuity Contracts of
The Travelers Separate Account QP for Variable Annuities:

We have audited the accompanying statement of assets and liabilities of The Travelers Separate Account QP for Variable Annuities as of December 31, 1999, and the related statement of operations for the year then ended and the statement of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of shares owned as of December 31, 1999, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Separate Account QP for Variable Annuities as of December 31, 1999, the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles.

                                   /s/ KPMG LLP

Hartford, Connecticut
February 18, 2000

                       This page intentionally left blank

                              Independent Auditors
                                    KPMG LLP
                              Hartford, Connecticut

This report is prepared for the general information of contract owners and is not an offer of shares of The Travelers Separate Account QP for Variable Annuities or Separate Account QP's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectus for The Travelers Separate Account QP for Variable Annuities product(s) offered by The Travelers Insurance Company and the Prospectuses for the underlying funds, which collectively contain all pertinent information, including the applicable sales commissions.

VG-QP (Annual) (12-99) Printed in U.S.A.

                          INDEPENDENT AUDITORS' REPORT



The Board of Directors and Shareholder
The Travelers Insurance Company and Subsidiaries:

We have audited the accompanying consolidated balance sheets of The Travelers Insurance Company and Subsidiaries as of December 31, 1999 and 1998, and the related consolidated statements of income, changes in retained earnings and accumulated other changes in equity from non-owner sources and cash flows for each of the years in the three-year period ended December 31, 1999. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Insurance Company and Subsidiaries as of December 31, 1999 and 1998, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1999, in conformity with generally accepted accounting principles.


/s/ KPMG LLP
Hartford, Connecticut
January 18, 2000

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                        CONSOLIDATED STATEMENTS OF INCOME
                                 ($ in millions)



FOR THE YEAR ENDED DECEMBER 31,                                                          1999          1998          1997
                                                                                         ----          ----          ----

REVENUES
Premiums                                                                                 $1,738        $1,740        $1,583
Net investment income                                                                     2,506         2,185         2,037
Realized investment gains                                                                   113           149           199
Other revenues                                                                              521           440           354
-------------------------------------------------------------------------------------------------- ------------- -------------
     Total Revenues                                                                       4,878         4,514         4,173
-------------------------------------------------------------------------------------------------- ------------- -------------

BENEFITS AND EXPENSES
Current and future insurance benefits                                                     1,515         1,475         1,341
Interest credited to contractholders                                                        937           876           829
Amortization of deferred acquisition costs                                                  315           275           252
General and administrative expenses                                                         519           505           468
-------------------------------------------------------------------------------------------------- ------------- -------------
     Total Benefits and Expenses                                                          3,286         3,131         2,890
-------------------------------------------------------------------------------------------------- ------------- -------------

Income from continuing operations before federal income taxes                             1,592         1,383         1,283
-------------------------------------------------------------------------------------------------- ------------- -------------

Federal income tax expense
     Current                                                                                409           442           434
     Deferred                                                                               136            39            10
-------------------------------------------------------------------------------------------------- ------------- -------------
     Total Federal Income Taxes                                                             545           481           444
-------------------------------------------------------------------------------------------------- ------------- -------------
Net income                                                                               $1,047          $902          $839
================================================================================================== ============= =============






                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                           CONSOLIDATED BALANCE SHEETS
                                 ($ in millions)


DECEMBER 31,                                                                                         1999          1998
----------------------------------------------------------------------------------------------------------------------------
ASSETS
Fixed maturities, available for sale at fair value (cost, $24,500,  $22,973)                         $23,866       $23,893
Equity securities, at fair value (cost, $691,  $474)                                                     784           518
Mortgage loans                                                                                         2,285         2,606
Real estate held for sale                                                                                236           143
Policy loans                                                                                           1,258         1,857
Short-term securities                                                                                  1,283         1,098
Trading securities, at market value                                                                    1,678         1,186
Other invested assets                                                                                  2,098         2,251
----------------------------------------------------------------------------------------------------------------------------
     Total Investments                                                                                33,488        33,552
----------------------------------------------------------------------------------------------------------------------------

Cash                                                                                                      85            65
Investment income accrued                                                                                395           393
Premium balances receivable                                                                              178            99
Reinsurance recoverables                                                                               3,234         3,387
Deferred acquisition costs                                                                             2,688         2,317
Separate and variable accounts                                                                        22,199        15,313
Other assets                                                                                           1,264         1,422
----------------------------------------------------------------------------------------------------------------------------
     Total Assets                                                                                    $63,531       $56,548
----------------------------------------------------------------------------------------------------------------------------

LIABILITIES
Contractholder funds                                                                                 $17,567       $16,739
Future policy benefits and claims                                                                     12,563        12,326
Separate and variable accounts                                                                        22,194        15,305
Deferred federal income taxes                                                                             23           422
Trading securities sold not yet purchased, at market value                                             1,098           873
Other liabilities                                                                                      2,466         2,783
----------------------------------------------------------------------------------------------------------------------------
     Total Liabilities                                                                                55,911        48,448
----------------------------------------------------------------------------------------------------------------------------

SHAREHOLDER'S EQUITY
Common stock, par value $2.50; 40 million shares authorized, issued and outstanding                      100           100
Additional paid-in capital                                                                             3,819         3,800
Retained earnings                                                                                      4,099         3,602
Accumulated other changes in equity from non-owner sources                                               (398)         598
----------------------------------------------------------------------------------------------------------------------------
     Total Shareholder's Equity                                                                        7,620         8,100
----------------------------------------------------------------------------------------------------------------------------

     Total Liabilities and Shareholder's Equity                                                      $63,531       $56,548
============================================================================================================================




                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN RETAINED EARNINGS AND ACCUMULATED OTHER CHANGES IN EQUITY FROM NON-OWNER SOURCES
                                 ($ in millions)



-----------------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN  RETAINED EARNINGS                         1999         1998              1997
-----------------------------------------------------------------------------------------------------------

Balance, beginning of year                                        $3,602       $2,810              $2,471
Net income                                                         1,047          902                 839
Dividends to parent                                                  550          110                 500
-----------------------------------------------------------------------------------------------------------
Balance, end of year                                              $4,099       $3,602              $2,810
===========================================================================================================

-----------------------------------------------------------------------------------------------------------
STATEMENTS OF ACCUMULATED OTHER CHANGES
IN EQUITY FROM NON-OWNER SOURCES
-----------------------------------------------------------------------------------------------------------

Balance, beginning of year                                          $598         $535                $223
Unrealized gains (losses), net of tax                               (996)          62                 313
Foreign currency translation, net of tax                               0           1                   (1)
-----------------------------------------------------------------------------------------------------------
Balance, end of year                                               $(398)        $598                $535
===========================================================================================================

-----------------------------------------------------------------------------------------------------------
SUMMARY OF CHANGES IN EQUITY
FROM NON-OWNER SOURCES
-----------------------------------------------------------------------------------------------------------

Net Income                                                        $1,047         $902                $839
Other changes in equity from non-owner sources                      (996)          63                 312
-----------------------------------------------------------------------------------------------------------
Total changes in equity from non-owner sources                       $51         $965              $1,151
===========================================================================================================




















                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                           INCREASE (DECREASE) IN CASH
                                 ($ in millions)



FOR THE YEAR ENDED DECEMBER 31,                                                   1999           1998          1997
---------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
     Premiums collected                                                             $1,715     $1,763          $1,519
     Net investment income received                                                  2,365      2,021           2,059
     Other revenues received                                                           537        419             373
     Benefits and claims paid                                                      (1,094)    (1,127)         (1,230)
     Interest credited to contractholders                                            (958)      (918)           (853)
     Operating expenses paid                                                       (1,013)       751)           (638)
     Income taxes paid                                                               (393)      (506)           (368)
     Trading account investments purchases, net                                       (80)       (38)            (54)
     Other                                                                           (104)         12             18
---------------------------------------------------------------------------------------------------------------------
         Net Cash Provided by Operating Activities                                     975        875             826
---------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES
     Proceeds from maturities of investments
         Fixed maturities                                                            4,103      2,608           2,259
         Mortgage loans                                                                662        722             663
     Proceeds from sales of investments
         Fixed maturities                                                           12,562     13,390           7,592
         Equity securities                                                             100        212             341
         Mortgage loans                                                              -              -             207
         Real estate held for sale                                                     219         53             169
     Purchases of investments
         Fixed maturities                                                         (18,129)   (18,072)        (11,143)
         Equity securities                                                           (309)      (194)           (483)
         Mortgage loans                                                              (470)       457)           (771)
     Policy loans, net                                                                599          15              38
     Short-term securities (purchases) sales, net                                     316        495)             (2)
     Other investments purchases, net                                                (413)      (550)           (260)
     Securities transactions in course of settlement, net                            (463)       192             311
---------------------------------------------------------------------------------------------------------------------
     Net Cash Used in Investing Activities                                         (1,223)    (2,576)         (1,079)
---------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES
     Redemption of commercial paper, net                                                -           -            (50)
     Contractholder fund deposits                                                    5,764      4,383           3,544
     Contractholder fund withdrawals                                               (4,946)    (2,565)         (2,757)
     Dividends to parent company                                                     (550)      (110)           (500)
---------------------------------------------------------------------------------------------------------------------
         Net Cash Provided by Financing Activities                                     268      1,708             237
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in cash                                                        20           7            (16)
---------------------------------------------------------------------------------------------------------------------
Cash at December 31,                                                                  $85         $65             $58
====================================================================================================================

                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS



1.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Significant accounting policies used in the preparation of the accompanying financial statements follow.

     Basis of Presentation

     The Travelers Insurance Company (TIC), together with its subsidiaries (the Company), is a wholly owned subsidiary of The Travelers Insurance Group Inc. (TIGI), an indirect wholly owned subsidiary of Citigroup Inc. (Citigroup). The consolidated financial statements include the accounts of the Company and its insurance and non-insurance subsidiaries on a fully consolidated basis. The primary insurance entities of the Company are TIC and its subsidiaries, The Travelers Life and Annuity Company (TLAC), Primerica Life Insurance Company (Primerica Life), and its subsidiaries, Primerica Life Insurance Company of Canada and National Benefit Life Insurance Company (NBL).

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and benefits and expenses during the reporting period. Actual results could differ from those estimates.

     Certain prior year amounts have been reclassified to conform to the 1999 presentation.

     ACCOUNTING CHANGES

     Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities

     Effective January 1, 1997, the Company adopted Statement of Financial Accounting Standards No. 125, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" (FAS 125). This statement establishes accounting and reporting standards for transfers and servicing of financial assets and extinguishments of liabilities. These standards are based on an approach that focuses on control. Under this approach, after a transfer of financial assets, an entity recognizes the financial and servicing assets it controls and the liabilities it has incurred, derecognizes financial assets when control has been surrendered and derecognizes liabilities when extinguished. FAS 125 provides standards for distinguishing transfers of financial assets that are sales from transfers that are secured borrowings. Effective January 1, 1998, the Company adopted the collateral provisions of FAS 125 that were not effective until 1998 in accordance with Statement of Financial Accounting Standards No. 127, "Deferral of the Effective Date of Certain Provisions of SFAS 125." The adoption of the collateral provisions of FAS 125 created additional assets and liabilities on the Company's consolidated statement of financial position related to the recognition of securities provided and received as collateral. There was no impact on the Company's results of operations from the adoption of the collateral provisions of FAS 125.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



     Accounting for the Costs of Computer Software Developed or Obtained for Internal Use During the third quarter of 1998, the Company adopted (effective January 1, 1998) the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants' Statement of Position 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use" (SOP 98-1). SOP 98-1 provides guidance on accounting for the costs of computer software developed or obtained for internal use and for determining when specific costs should be capitalized or expensed. The adoption of SOP 98-1 did not have a material impact on the Company's financial condition, results of operations or liquidity.

     Accounting by Insurance and Other Enterprises for Insurance - Related Assessments

     In January 1999, the Company adopted (effective January 1, 1999) Statement of Position 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments" (SOP 97-3). SOP 97-3 provides guidance for determining when an entity should recognize a liability for guaranty-fund and other insurance-related assessments, how to measure that liability, and when an asset may be recognized for the recovery of such assessments through premium tax offsets or policy surcharges. The adoption of this SOP had no impact on the Company's financial condition, results of operations or liquidity.

     ACCOUNTING POLICIES

     Investments
     Fixed maturities include bonds, notes and redeemable preferred stocks. Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes or, if these are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment. Also included in fixed maturities are loan-backed and structured securities, which are amortized using the retrospective method. The effective yield used to determine amortization is calculated based upon actual historical and projected future cash flows, which are obtained from a widely-accepted securities data provider. Fixed maturities are classified as "available for sale" and are reported at fair value, with unrealized investment gains and losses, net of income taxes, charged or credited directly to shareholder's equity.

     Equity securities, which include common and nonredeemable preferred stocks, are classified as "available for sale" and carried at fair value based primarily on quoted market prices. Changes in fair values of equity securities are charged or credited directly to shareholder's equity, net of income taxes.

     Mortgage loans are carried at amortized cost. A mortgage loan is considered impaired when it is probable that the Company will be unable to collect principal and interest amounts due. For mortgage loans that are determined to be impaired, a reserve is established for the difference between the amortized cost and fair market value of the underlying collateral. In estimating fair value, the Company uses interest rates reflecting the higher returns required in the current real estate financing market. Impaired loans were insignificant at December 31, 1999 and 1998.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     Real estate held for sale is carried at the lower of cost or fair value less estimated cost to sell. Fair value of foreclosed properties is established at the time of foreclosure by internal analysis or external appraisers, using discounted cash flow analyses and other accepted techniques. Thereafter, an allowance for losses on real estate held for sale is established if the carrying value of the property exceeds its current fair value less estimated costs to sell. There was no such allowance at December 31, 1999 and 1998.

     Trading securities and related liabilities are normally held for periods less than six months. These investments are marked to market with the change recognized in net investment income during the current period.

     Short-term securities, consisting primarily of money market instruments and other debt issues purchased with a maturity of less than one year, are carried at amortized cost which approximates market.

     Other invested assets include partnership investments and real estate joint ventures accounted for on the equity method of accounting. Undistributed income is reported in net investment income.

     Accrual of income is suspended on fixed maturities or mortgage loans that are in default, or on which it is likely that future payments will not be made as scheduled. Interest income on investments in default is recognized only as payment is received.

     DERIVATIVE FINANCIAL INSTRUMENTS
     The Company uses derivative financial instruments, including financial futures contracts, options, forward contracts, interest rate swaps, currency swaps, and equity swaps, as a means of hedging exposure to interest rate and foreign currency risk. Hedge accounting is used to account for derivatives. To qualify for hedge accounting the changes in value of the derivative must be expected to substantially offset the changes in value of the hedged item. Hedges are monitored to ensure that there is a high correlation between the derivative instruments and the hedged investment.

     Gains and losses arising from financial futures contracts are used to adjust the basis of hedged investments and are recognized in net investment income over the life of the investment.

     Payments to be received or made under interest rate swaps are accrued and recognized in net investment income. Swaps hedging investments are carried at fair value with unrealized gains and losses, net of taxes, charged or credited directly to shareholder's equity. Interest rate and currency swaps hedging liabilities are off-balance sheet.

     Forward contracts, interest rate options and equity swaps were not significant at December 31, 1999 and 1998. Information concerning derivative financial instruments is included in Note 5.

     INVESTMENT GAINS AND LOSSES
     Realized investment gains and losses are included as a component of pre-tax revenues based upon specific identification of the investments sold on the trade date. Also included are gains and losses arising from the remeasurement of the local currency value of foreign investments to U.S. dollars, the functional currency of the Company. The foreign exchange effects of Canadian operations are included in unrealized gains and losses.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)




     POLICY LOANS
     Policy loans are carried at the amount of the unpaid balances that are not in excess of the net cash surrender values of the related insurance policies. The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

     DEFERRED ACQUISITION COSTS
     Costs of acquiring individual life insurance, annuities and long-term care business, principally commissions and certain expenses related to policy issuance, underwriting and marketing, all of which vary with and are primarily related to the production of new business, are deferred. Acquisition costs relating to traditional life insurance, including term insurance and long-term care insurance, are amortized in relation to anticipated premiums; universal life in relation to estimated gross profits; and annuity contracts employing a level yield method. For life insurance, a 15 to 20-year amortization period is used; for long-term care business, a 10 to 20-year period is used, and a seven to 20-year period is employed for annuities. Deferred acquisition costs are reviewed periodically for recoverability to determine if any adjustment is required. Adjustments, if any, are charged to income.

     VALUE OF INSURANCE IN FORCE

     The value of insurance in force is an asset recorded at the time of acquisition of an insurance company. It represents the actuarially determined present value of anticipated profits to be realized from life insurance, annuities and health contracts at the date of acquisition using the same assumptions that were used for computing related liabilities where appropriate. The value of insurance in force was the actuarially determined present value of the projected future profits discounted at interest rates ranging from 14% to 18%. Traditional life insurance and guaranteed renewable health policies are amortized in relation to anticipated premiums; universal life is amortized in relation to estimated gross profits; and annuity contracts are amortized employing a level yield method. The value of insurance in force is reviewed periodically for recoverability to determine if any adjustment is required. Adjustments, if any, are charged to income.

     SEPARATE AND VARIABLE ACCOUNTS
     Separate and variable accounts primarily represent funds for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholders. Each account has specific investment objectives. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. The assets of these accounts are carried at market value. Certain other separate accounts provide guaranteed levels of return or benefits and the assets of these accounts are primarily carried at market value. Amounts assessed to the contractholders for management services are included in revenues. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and related liability increases are excluded from benefits and expenses.

     GOODWILL
     Goodwill represents the cost of acquired businesses in excess of net assets and is being amortized on a straight-line basis principally over a 40-year period. The carrying amount is regularly reviewed for indication of impairment in value that in the view of management would be other than temporary. If it is determined that goodwill is unlikely to be recovered, impairment is recognized on a discounted cash flow basis.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)




     CONTRACTHOLDER FUNDS
     Contractholder funds represent receipts from the issuance of universal life, corporate owned life insurance, pension investment and certain deferred annuity contracts. Contractholder fund balances are increased by such receipts and credited interest and reduced by withdrawals, mortality charges and administrative expenses charged to the contractholders. Interest rates credited to contractholder funds range from 3.5% to 10.0%.

     FUTURE POLICY BENEFITS
     Future policy benefits represent liabilities for future insurance policy benefits. Benefit reserves for life insurance and annuities have been computed based upon mortality, morbidity, persistency and interest assumptions applicable to these coverages, which range from 2.5% to 10.0%, including adverse deviation. These assumptions consider Company experience and industry standards. The assumptions vary by plan, age at issue, year of issue and duration. Appropriate recognition has been given to experience rating and reinsurance.

     OTHER LIABILITIES
     Included in Other Liabilities is the Company's estimate of its liability for guaranty fund and other insurance-related assessments. State guaranty fund assessments are based upon the Company's share of premium written or received in one or more years prior to an insolvency occurring in the industry. Once an insolvency has occurred, the Company recognizes a liability for such assessments if it is probable that an assessment will be imposed and the amount of the assessment can be reasonably estimated. At December 31, 1999, the Company had a liability of $21.9 million for guaranty fund assessments and a related premium tax offset recoverable of $4.7 million. The assessments are expected to be paid over a period of three to five years and the premium tax offsets are expected to be realized over a period of 10 to 15 years.

     SECURITIES LOANED
     Securities loaned are recorded at the amount of cash received as collateral. The Company receives cash collateral in an amount in excess of the market value of securities loaned. The Company monitors the market value of securities loaned on a daily basis with additional collateral obtained as necessary.

     PERMITTED STATUTORY ACCOUNTING PRACTICES
     The Company's insurance subsidiaries, domiciled principally in Connecticut and Massachusetts, prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of the states of domicile. Prescribed statutory accounting practices include certain publications of the National Association of Insurance Commissioners (NAIC) as well as state laws, regulations, and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The impact of any permitted accounting practices on statutory surplus of the Company is not material.

     The NAIC recently completed a process intended to codify statutory accounting practices for certain insurance enterprises. As a result of this process, the NAIC will issue a revised statutory Accounting Practices and Procedures Manual - version effective January 1, 2001 (the revised Manual) that will be effective for years beginning January 1, 2001. It is expected that the State of Connecticut will require that, effective January 1, 2001, insurance companies domiciled in Connecticut prepare their statutory basis financial statements in accordance with the revised Manual subject to any deviations prescribed or permitted

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



     by the Connecticut insurance commissioner. The Company has not yet determined the impact that this change will have on the statutory capital and surplus of its insurance subsidiaries.

     PREMIUMS
     Premiums are recognized as revenues when due. Reserves are established for the portion of premiums that will be earned in future periods and for deferred profits on limited-payment policies that are being recognized in income over the policy term.

     OTHER REVENUES
     Other revenues include management fees for variable annuity separate accounts; surrender, mortality and administrative charges and fees earned on investment, universal life and other insurance contracts; and revenues of non-insurance subsidiaries.

     CURRENT AND FUTURE INSURANCE BENEFITS
     Current and future insurance benefits represent charges for mortality and morbidity related to fixed annuities, universal life, term life and health insurance benefits.

     INTEREST CREDITED TO CONTRACTHOLDERS
     Interest credited to contractholders represents amounts earned by universal life, corporate owned life insurance, pension investment and certain deferred annuity contracts in accordance with contract provisions.

     FEDERAL INCOME TAXES
     The provision for federal income taxes is comprised of two components, current income taxes and deferred income taxes. Deferred federal income taxes arise from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities. A deferred federal income tax asset is recognized to the extent that future realization of the tax benefit is more likely than not, with a valuation allowance for the portion that is not likely to be recognized.

     FUTURE APPLICATION OF ACCOUNTING STANDARDS

     In June 1998, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" (FAS 133). In June 1999, the FASB issued Statement of Financial Standards No. 137 "Deferral of the Effective Date of FASB Statement No. 133" (FAS 137) which allows entities which have not adopted FAS 133 to defer its effective date to all fiscal quarters of all fiscal years beginning after June 15, 2000. FAS 133 establishes accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts (collectively referred to as derivatives), and for hedging activities. It requires that an entity recognize all derivatives as either assets or liabilities in the consolidated balance sheet and measure those instruments at fair value. If certain conditions are met, a derivative may be specifically designated as (a) a hedge of the exposure to changes in the fair value of a recognized asset or liability or an unrecognized firm commitment, (b) a hedge of the exposure to variable cash flows of a recognized asset or liability or of a forecasted transaction, or (c) a hedge of the foreign currency exposure of a net investment in a foreign

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



     operation, an unrecognized firm commitment, an available-for-sale security, or a foreign-currency-denominated forecasted transaction. The accounting for changes in the fair value of a derivative (that is, gains and losses) depends on the intended use of the derivative and the resulting designation. Upon initial application of FAS 133, hedging relationships must be designated anew and documented pursuant to the provisions of this statement. The Company adopted the deferral provisions of FAS 137, effective January 1, 2000 and has not yet determined the impact that FAS 133 will have on its consolidated financial statements.

2.       COMMERCIAL PAPER AND LINES OF CREDIT

     TIC has issued commercial paper directly to investors in prior years. No commercial paper was outstanding at December 31, 1999 or December 31, 1998. TIC must maintain bank lines of credit at least equal to the amount of the outstanding commercial paper. Citigroup and TIC have an agreement with a syndicate of banks to provide $1.0 billion of revolving credit, to be allocated to Citigroup or the Company. TIC's participation in this agreement is limited to $250 million. The agreement consists of a five-year revolving credit facility that expires in June 2001. At December 31, 1999 and 1998, no credit under this agreement was allocated to TIC. Under this facility the Company is required to maintain certain minimum equity and risk-based capital levels. At December 31, 1999, the Company was in compliance with these provisions. If TIC had borrowings outstanding on this facility, the interest rate would be based upon LIBOR plus a contractually negotiated margin.

3.       REINSURANCE

     The Company participates in reinsurance in order to limit losses, minimize exposure to large risks, provide additional capacity for future growth and to effect business-sharing arrangements. Reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term coinsurance and modified coinsurance. The Company remains primarily liable as the direct insurer on all risks reinsured.

     Since 1997 universal life business was reinsured under an 80%/20% quota share reinsurance program and term life business was reinsured under a 90%/10% quota share reinsurance program. Prior to 1997, the Company reinsured all of its life business via first dollar quota share treaties on an 80%/20% basis. Maximum retention of $1.5 million is generally reached on policies in excess of $7.5 million. For other plans of insurance, it is the policy of the Company to obtain reinsurance for amounts above certain retention limits on individual life policies, which limits vary with age and underwriting classification. Generally, the maximum retention on an ordinary life risk is $1.5 million. Total inforce business ceded under reinsurance contracts is $222.5 billion and $201.3 billion at December 31, 1999 and 1998.

     The Company writes workers' compensation business through its Accident Department. This business is ceded 100% to an affiliate, The Travelers Indemnity Company.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



     A summary of reinsurance financial data reflected within the consolidated statements of income and balance sheets is presented below ($ in millions):


        WRITTEN PREMIUMS                                                   1999           1998           1997
        ------------------------------------------------------------------------------------------------------
        Direct                                                          $2,274         $2,310         $2,148
        Assumed from:
             Non-affiliated companies                                        -              -              1
        Ceded to:
             Affiliated companies                                         (206)          (242)          (280)
             Non-affiliated companies                                     (322)          (317)          (273)
        ------------------------------------------------------------------------------------------------------
        Total Net Written Premiums                                      $1,746         $1,751         $1,596
        ======================================================================================================


        EARNED PREMIUMS                                                    1999           1998           1997
        ------------------------------------------------------------------------------------------------------
        Direct                                                          $2,248         $1,949         $2,170
        Assumed from:
             Non-affiliated companies                                        -              -              1
        Ceded to:
             Affiliated companies                                         (193)          (251)          (321)
             Non-affiliated companies                                     (327)          (308)          (291)
        ------------------------------------------------------------------------------------------------------
        Total Net Earned Premiums                                       $1,728         $1,390         $1,559
        ======================================================================================================


     Reinsurance recoverables at December 31, 1999 and 1998 include amounts recoverable on unpaid and paid losses and were as follows ($ in millions):


        REINSURANCE RECOVERABLES                                           1999           1998
        ------------------------------------------------------------------------------------------------------

        Life and Accident and Health Business:
             Non-affiliated companies                                   $1,221         $1,297
        Property-Casualty Business:
             Affiliated companies                                        2,013          2,090
        ------------------------------------------------------------------------------------------------------
        Total Reinsurance Recoverables                                  $3,234         $3,387
        ======================================================================================================


     Total reinsurance recoverables at December 31, 1999 and 1998 include $569 million and $640 million, respectively, from The Metropolitan Life Insurance Company in connection with the sale of the Company's group life insurance and related businesses in 1995.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



4.   SHAREHOLDER'S EQUITY

     Shareholder's Equity and Dividend Availability

     The Company's statutory net income, which includes the statutory net income of all insurance subsidiaries, was $890 million, $702 million and $754 million for the years ended December 31, 1999, 1998 and 1997, respectively.

     The Company's statutory capital and surplus was $5.03 billion and $4.95 billion at December 31, 1999 and 1998, respectively.

     The Company is currently subject to various regulatory restrictions that limit the maximum amount of dividends available to be paid to its parent without prior approval of insurance regulatory authorities. Statutory surplus of $679 million is available in 2000 for dividend payments by the Company without prior approval of the Connecticut Insurance Department. In addition, under a revolving credit facility, the Company is required to maintain certain minimum equity and risk-based capital levels. The Company was in compliance with these covenants at December 31, 1999 and 1998. The Company paid dividends of $550 million, $110 million and $500 million in 1999, 1998 and 1997, respectively.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)







4.  SHAREHOLDER'S EQUITY (continued)

Accumulated Other Changes in Equity from Non-Owner Sources, Net of Tax

Changes in each component of Accumulated Other Changes in Equity from Non-Owner Sources were as follows:

                                                                                                       ACCUMULATED OTHER
                                                              NET UNREALIZED         FOREIGN           CHANGES IN EQUITY FROM
                                                              GAIN (LOSS) ON         CURRENCY          NON-OWNER SOURCES
                                                              INVESTMENT SECURITIES  TRANSLATION
($ in millions)                                                                      ADJUSTMENTS
-------------------------------------------------------------------------------------------------------------------------------
BALANCE, JANUARY 1, 1997                                           $232                   $(9)                 $223
Unrealized gain on investment securities,
   net of tax of $239                                               442                      -                  442
Less: reclassification adjustment for gains
   included in net income, net of tax of $70                        129                      -                  129
Foreign currency translation adjustment,
   net of tax of $0                                                   -                     (1)                 (1)
-------------------------------------------------------------------------------------------------------------------------------
CURRENT PERIOD CHANGE                                               313                     (1)                 312
-------------------------------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 1997                                          545                    (10)                 535
Unrealized gains on investment securities,
   net of tax of $85                                                159                     -                   159
Less: reclassification adjustment for gains
   included in net income, net of tax of $52                         97                     -                    97
Foreign currency translation adjustment,
   net of tax of $2                                                   -                      1                    1
-------------------------------------------------------------------------------------------------------------------------------
CURRENT PERIOD CHANGE                                                62                      1                   63
-------------------------------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 1998                                          607                     (9)                 598
Unrealized losses on investment securities,
   net of tax of $497                                              (923)                    -                  (923)
Less: reclassification adjustment for gains
   included in net income, net of tax of $40                         73                     -                    73
-------------------------------------------------------------------------------------------------------------------------------
CURRENT PERIOD CHANGE                                              (996)                     -                 (996)
-------------------------------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 1999                                        $(389)                   $(9)               $(398)
===============================================================================================================================

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



5.   DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

     Derivative Financial Instruments

     The Company uses derivative financial instruments, including financial futures, interest rate swaps, currency swaps, options and forward contracts as a means of hedging exposure to interest rate, equity price, and foreign currency risk on anticipated transactions or existing assets and liabilities. The Company, through a subsidiary that is a broker/dealer, Tribeca Investments LLC (Tribeca) holds and issues derivative instruments for trading purposes. All of these derivative financial instruments have off-balance sheet risk. Financial instruments with off-balance sheet risk involve, to varying degrees, elements of credit and market risk in excess of the amount recognized in the balance sheet. The contract or notional amounts of these instruments reflect the extent of involvement the Company has in a particular class of financial instrument. However, the maximum loss of cash flow associated with these instruments can be less than these amounts. For interest rate swaps, currency swaps, options and forward contracts, credit risk is limited to the amount that it would cost the Company to replace the contracts. Financial futures contracts and purchased listed option contracts have little credit risk since organized exchanges are the counterparties. The Company as a writer of option contracts has no credit risk since the counterparty has no performance obligation after it has paid a cash premium.

     The Company monitors creditworthiness of counterparties to these financial instruments by using criteria of acceptable risk that are consistent with on-balance sheet financial instruments. The controls include credit approvals, limits and other monitoring procedures.

     The Company uses exchange-traded financial futures contracts to manage its exposure to changes in interest rates which arise from the sale of certain insurance and investment products, or the need to reinvest proceeds from the sale or maturity of investments. To hedge against adverse changes in interest rates, the Company enters long or short positions in financial futures contracts which offset asset price changes resulting from changes in market interest rates until an investment is purchased or a product is sold.

     Margin payments are required to enter a futures contract and contract gains or losses are settled daily in cash. The contract amount of futures contracts represents the extent of the Company's involvement, but not future cash requirements, as open positions are typically closed out prior to the delivery date of the contract.

     At December 31, 1999 and 1998, the Company held financial futures contracts with notional amounts of $255 million and $459 million, respectively. These financial futures had a deferred gain of $1.8 million and a deferred loss of $.5 million in 1999, and a deferred gain of $3.3 million and a deferred loss of $.1 million in 1998. Total gains of $6.9 million and $1.5 million from financial futures were deferred at December 31, 1999 and 1998, respectively, relating to anticipated investment purchases and investment product sales, and are reported as other liabilities. At December 31, 1999 and 1998, the Company's futures contracts had no fair value because these contracts were marked to market and settled in cash daily.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



     The Company enters into interest rate swaps in connection with other financial instruments to provide greater risk diversification and better match assets and liabilities. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed notional principal amount. The Company also enters into basis swaps in which both legs of the swap are floating with each based on a different index. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date. Swap agreements are not exchange-traded so they are subject to the risk of default by the counterparty.

     At December 31, 1999 and 1998, the Company held interest rate swap contracts with notional amounts of $1,498.2 million and $1,077.9 million, respectively. The fair value of these financial instruments was $25.3 million (gain position) and $26.3 million (loss position) at December 31, 1999 and was $5.6 million (gain position) and $19.6 million (loss position) at December 31, 1998. The fair values were determined using the discounted cash flow method. At December 31, 1999, the Company held swap contracts with affiliate counterparties with a notional amount of $207.5 million and a fair value of $22.6 million (loss position).

     The Company enters into currency swaps in connection with other financial instruments to provide greater risk diversification and better match assets purchased in U.S. Dollars with corresponding funding agreements issued in foreign currencies. Under currency swaps, the Company agrees with other parties to exchange, at specified intervals, foreign currency for U.S. Dollars based upon interest amounts calculated by reference to an agreed notional principal amount. Generally, there is an exchange of foreign currency for U.S. Dollars at the outset of the contract based upon the prevailing foreign exchange rate. Swap agreements are not exchange traded so they are subject to the risk of default by the counterparty.

     At December 31, 1999 and 1998, the Company held currency swap contracts with notional amounts of $732.7 million and $10.0 million, respectively. The fair value of these financial instruments was $59.2 million (loss position) at December 31, 1999 and $.4 million (gain position) at December 31, 1998. The fair values were determined using the discounted cash flow method.

     The Company uses equity option contracts to manage its exposure to changes in equity market prices that arise from the sale of certain insurance products. To hedge against adverse changes in the equity market prices, the Company enters long positions in equity option contracts with major financial institutions. These contracts allow the Company, for a fee, the right to receive a payment if the Standard and Poor's 500 Index falls below agreed upon strike prices.

     At December 31, 1999 and 1998, the Company held equity options with notional amounts of $275.4 million and zero, respectively. The fair value of these financial instruments was $32.6 million (gain position) at December 31, 1999. The fair value of these contracts represent the estimated replacement cost as quoted by independent third party brokers.

     The off-balance sheet risks of interest rate options, equity swaps and forward contracts were not significant at December 31, 1999 and 1998.

     The off-balance sheet risk of derivative instruments held for trading purposes was not significant at December 31, 1999 and 1998.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     Financial Instruments with Off-Balance Sheet Risk

     In the normal course of business, the Company issues fixed and variable rate loan commitments and has unfunded commitments to partnerships. The off-balance sheet risk of these financial instruments was not significant at December 31, 1999 and 1998. The Company had unfunded commitments to partnerships with a value of $459.7 million at December 31, 1999.

     Fair Value of Certain Financial Instruments

     The Company uses various financial instruments in the normal course of its business. Certain insurance contracts are excluded by Statement of Financial Accounting Standards No. 107, "Disclosure about Fair Value of Financial Instruments", and therefore are not included in the amounts discussed.

     At December 31, 1999 and 1998, investments in fixed maturities had a carrying value and a fair value of $23.9 billion and $23.9 billion, respectively. See Notes 1 and 12.

     At December 31, 1999 mortgage loans had a carrying value of $2.3 billion and a fair value of $2.3 billion and in 1998 had a carrying value of $2.6 billion and a fair value of $2.8 billion. In estimating fair value, the Company used interest rates reflecting the current real estate financing market.

     Citigroup Preferred Stock included in other invested assets had a carrying value and fair value of $987 million at December 31, 1999 and 1998.

     At December 31, 1999, contractholder funds with defined maturities had a carrying value of $5.0 billion and a fair value of $4.7 billion, compared with a carrying value and a fair value of $3.3 billion at December 31, 1998. The fair value of these contracts is determined by discounting expected cash flows at an interest rate commensurate with the Company's credit risk and the expected timing of cash flows. Contractholder funds without defined maturities had a carrying value of $10.1 billion and a fair value of $9.9 billion at December 31, 1999, compared with a carrying value of $10.4 billion and a fair value of $10.2 billion at December 31, 1998. These contracts generally are valued at surrender value.

     The carrying values of $228 million and $144 million of financial instruments classified as other assets approximated their fair values at December 31, 1999 and 1998, respectively. The carrying values of $1.2 billion and $2.3 billion of financial instruments classified as other liabilities also approximated their fair values at December 31, 1999 and 1998, respectively. Fair value is determined using various methods, including discounted cash flows, as appropriate for the various financial instruments.

     The assets of separate accounts providing a guaranteed return had a carrying value and a fair value of $251 million at December 31, 1999, compared with a carrying value and a fair value of $235 million at December 31, 1998. The liabilities of separate accounts providing a guaranteed return had a carrying value and a fair value of $251 million at December 31, 1999, compared with a carrying value and a fair value of $209 million and $206 million, respectively, at December 31, 1998.

     The carrying values of cash, trading securities and trading securities sold not yet purchased are carried at fair value. The carrying values of short-term securities and investment income accrued approximated their fair values.

     The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



6.   COMMITMENTS AND CONTINGENCIES

     Financial Instruments with Off-Balance Sheet Risk

     See Note 5 for a discussion of financial instruments with off-balance sheet risk.

     Litigation

     In March 1997, a purported class action entitled Patterman v. The Travelers, Inc., et al. was commenced in the Superior Court of Richmond County, Georgia, alleging, among other things, violations of the Georgia RICO statute and other state laws by an affiliate of the Company, Primerica Financial Services, Inc. and certain of its affiliates. Plaintiffs seek unspecified compensatory and punitive damages and other relief. In October 1997, defendants answered the complaint, denied liability and asserted numerous affirmative defenses. In February 1998, on defendants' motion, the Superior Court of Richmond County transferred the lawsuit to the Superior Court of Gwinnett County, Georgia. Plaintiffs appealed the transfer order, and in December 1998 the Court of Appeals of the State of Georgia reversed the lower court's decision. Defendants petitioned the Georgia Supreme Court to hear an appeal from the decision of the Court of Appeals, and the petition was granted in May 1998. In September 1999, oral argument on defendants' petition was heard and, on February 28, 2000, the Georgia Supreme Court affirmed the Georgia Court of Appeals and remanded the matter to the Superior Court of Richmond County. In March 2000, defendants moved the Georgia Supreme Court to reconsider its February 28, 2000 decision, and that motion remains pending. Proceedings in the trial court have been stayed pending appeal. Defendants intend to vigorously contest the litigation.

     The Company is also a defendant or co-defendant in various other litigation matters in the normal course of business. Although there can be no assurances, as of December 31, 1999, the Company believes, based on information currently available, that the ultimate resolution of these legal proceedings would not be likely to have a material adverse effect on its results of operations, financial condition or liquidity.


7.   BENEFIT PLANS

     Pension and Other Postretirement Benefits

     The Company participates in a qualified, noncontributory defined benefit pension plan sponsored by Citigroup. In addition, the Company provides certain other postretirement benefits to retired employees through a plan sponsored by TIGI. The Company's share of net expense for the qualified pension and other postretirement benefit plans was not significant for 1999, 1998 and 1997. Through plans sponsored by TIGI, the Company also provides defined contribution pension plans for certain agents. Company contributions are primarily a function of production. The expense for these plans was not significant in 1999, 1998 and 1997.

     401(k) Savings Plan

     Substantially all of the Company's employees are eligible to participate in a 401(k) savings plan sponsored by Citigroup. Effective January 1, 1997, the Company discontinued matching contributions for the majority of its employees. The Company's expenses in connection with the 401(k) savings plan were not significant in 1999, 1998 and 1997.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



8.   RELATED PARTY TRANSACTIONS

     The principal banking functions, including payment of salaries and expenses, for certain subsidiaries and affiliates of TIGI are handled by two companies. The Company handles banking functions for the life and annuity operations of Travelers Life & Annuity and some of its non-insurance affiliates. The Travelers Indemnity Company handles banking functions for the property-casualty operations, including most of its property-casualty insurance and non-insurance affiliates. Settlements between companies are made at least monthly. The Company provides various employee benefits coverages to employees of certain subsidiaries of TIGI. The premiums for these coverages were charged in accordance with cost allocation procedures based upon salaries or census. In addition, investment advisory and management services, data processing services and claims processing services are shared with affiliated companies. Charges for these services are shared by the companies on cost allocation methods based generally on estimated usage by department.

     The Company maintains a short-term investment pool in which its insurance affiliates participate. The position of each company participating in the pool is calculated and adjusted daily. At December 31, 1999 and 1998, the pool totaled approximately $2.6 billion and $2.3 billion, respectively. The Company's share of the pool amounted to $1.0 billion and $793 million at December 31, 1999 and 1998, respectively, and is included in short-term securities in the consolidated balance sheet.

     Included in short-term investments at December 31, 1998 was a 90-day variable rate note receivable from Citigroup. The rate was based upon the AA financial commercial paper rate plus 14 basis points. The rate at December 31, 1998 was 5.47%. The balance, which was $500 million at December 31, 1998, was paid in full on February 25, 1999. Interest accrued at December 31, 1998 was $2.2 million. Interest earned was $3.9 million and $9.4 million in 1999 and 1998, respectively.

     The Company markets deferred annuity products and life and health insurance through its affiliate, Salomon Smith Barney Financial Consultants (SSB). Premiums and deposits related to these products were $1.4 billion, $1.3 billion, and $1.0 billion in 1999, 1998 and 1997, respectively.

     At December 31, 1999 and 1998 the Company had outstanding loaned securities to SSB for $123.0 million and $39.7 million, respectively.

     Included in other invested assets is a $987 million investment in Citigroup preferred stock at December 31, 1999 and 1998, carried at cost.

     The Company sells structured settlement annuities to the insurance subsidiaries of Travelers Property Casualty Corp. (TAP) in connection with the settlement of certain policyholder obligations. Such premiums and deposits were $156 million, $104 million, and $88 million for 1999, 1998 and 1997, respectively. Reserves and contractholder funds related to these annuities amounted to $798 million and $787 million in 1999 and 1998, respectively.

     In the ordinary course of business, the Company purchases and sells securities through affiliated broker-dealers. These transactions are conducted on an arm's length basis.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



     Primerica Life has entered into a General Agency Agreement with Primerica Financial Services, Inc. (Primerica), that provides that Primerica will be Primerica Life's general agent for marketing all insurance of Primerica Life. In consideration of such services, Primerica Life agreed to pay Primerica marketing fees of no less than $10 million based upon U.S. gross direct premiums received by Primerica Life. In each of 1999 and 1998 the fees paid by Primerica Life were $12.5 million.

     In 1998 Primerica became a distributor of products for Travelers Life & Annuity. Primerica sold $903 million and $256 million of deferred annuities in 1999 and 1998, respectively.

     The Company participates in a stock option plan sponsored by Citigroup that provides for the granting of stock options in Citigroup common stock to officers and key employees. To further encourage employee stock ownership, during 1997 Citigroup introduced the WealthBuilder stock option program. Under this program, all employees meeting certain requirements have been granted Citigroup stock options.

     The Company applies Accounting Principles Board Opinion No. 25 (APB 25) and related interpretations in accounting for stock options. Since stock options under the Citigroup plans are issued at fair market value on the date of award, no compensation cost has been recognized for these awards. FAS 123 provides an alternative to APB 25 whereby fair values may be ascribed to options using a valuation model and amortized to compensation cost over the vesting period of the options.

     Had the Company applied FAS 123 in accounting for Citigroup stock options, net income would have been the pro forma amounts indicated below:

       ------------------------------------------------------------------------------------------------------
       YEAR ENDED DECEMBER 31,                                       1999             1998              1997
       ($ in millions)
       ------------------------------------------------------------------------------------------------------
       Net income, as reported                                     $1,047             $902              $839
       FAS 123 pro forma adjustments, after tax                       (16)             (13)               (9)
       ------------------------------------------------------------------------------------------------------
       Net income, pro forma                                       $1,031             $889              $830
       ------------------------------------------------------------------------------------------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



9.   LEASES

     Most leasing functions for TIGI and its subsidiaries are administered by TAP. Rent expense related to all leases is shared by the companies on a cost allocation method based generally on estimated usage by department. Net rent expense was $30 million, $24 million, and $15 million in 1999, 1998 and 1997, respectively.

        --------------------------------------------------------------------------
        YEAR ENDING DECEMBER 31,                       MINIMUM OPERATING RENTAL
        ($ in millions)                                        PAYMENTS
        --------------------------------------------------------------------------
        2000                                                       $38
        2001                                                        42
        2002                                                        41
        2003                                                        41
        2004                                                        41
        Thereafter                                                 273
        --------------------------------------------------------------------------
        Total Rental Payments                                     $476
        =========================================================================


     Future sublease rental income of approximately $79 million will partially offset these commitments. Also, the Company will be reimbursed for 50% of the rental expense for a particular lease totaling $195 million, by an affiliate. Minimum future capital lease payments are not significant.

     The Company is reimbursed for use of furniture and equipment through cost sharing agreements by its affiliates.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)
10.      FEDERAL INCOME TAXES

         EFFECTIVE TAX RATE

         ($ in millions)
        --------------------------------------------------------------------------------------------------------
        FOR THE YEAR ENDED DECEMBER 31,                               1999            1998            1997
        --------------------------------------------------------------------------------------------------------
        Income Before Federal Income Taxes                            $1,592          $1,383          $1,283
        Statutory Tax Rate                                                35%             35%             35%
        --------------------------------------------------------------------------------------------------------
        Expected Federal Income Taxes                                    557             484             449
        Tax Effect of:
             Non-taxable investment income                               (19)            (5)              (4)
             Other, net                                                    7               2              (1)
        --------------------------------------------------------------------------------------------------------
        Federal Income Taxes                                          $  545          $  481          $  444
        ========================================================================================================
        Effective Tax Rate                                                34%             35%             35%
        --------------------------------------------------------------------------------------------------------

        COMPOSITION OF FEDERAL INCOME TAXES

        Current:
             United States                                                $377            $418            $410
             Foreign                                                        32              24              24
        --------------------------------------------------------------------------------------------------------
             Total                                                         409             442             434
        --------------------------------------------------------------------------------------------------------
        Deferred:
             United States                                                 143              40              10
             Foreign                                                        (7)             (1)             --
        --------------------------------------------------------------------------------------------------------
             Total                                                         136              39              10
        --------------------------------------------------------------------------------------------------------
        Federal Income Taxes                                              $545            $481            $444
        ========================================================================================================


     Additional tax benefits attributable to employee stock plans allocated directly to shareholder's equity were $17 million for each of the years ended December 31, 1999, 1998 and 1997.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



     The net deferred tax liabilities at December 31, 1999 and 1998 were comprised of the tax effects of temporary differences related to the following assets and liabilities:


        -----------------------------------------------------------------------------------------------------------------
        ($ in millions)                                                                            1999             1998
                                                                                                   ----             ----
        -----------------------------------------------------------------------------------------------------------------
        Deferred Tax Assets:
             Benefit, reinsurance and other reserves                                              $ 645           $  616
             Operating lease reserves                                                                70               76
             Investments, net                                                                        11               --
             Other employee benefits                                                                106              103
             Other                                                                                  142              135
        -----------------------------------------------------------------------------------------------------------------
                 Total                                                                              974              930
        -----------------------------------------------------------------------------------------------------------------

        Deferred Tax Liabilities:
             Deferred acquisition costs and value of insurance in force                            (773)            (673)
             Investments, net                                                                        --             (489)
             Other                                                                                 (124)             (90)
        -----------------------------------------------------------------------------------------------------------------
                 Total                                                                             (897)          (1,252)
        -----------------------------------------------------------------------------------------------------------------
        Net Deferred Tax (Liability) Asset Before Valuation Allowance                                77             (322)
        Valuation Allowance for Deferred Tax Assets                                                (100)            (100)
        -----------------------------------------------------------------------------------------------------------------
        Net Deferred Tax Liability After Valuation Allowance                                      $ (23)          $ (422)
        -----------------------------------------------------------------------------------------------------------------


     The Company and its life insurance subsidiaries file a consolidated federal income tax return. Federal income taxes are allocated to each member of the consolidated group on a separate return basis adjusted for credits and other amounts required by the consolidation process. Any resulting liability will be paid currently to the Company. Any credits for losses will be paid by the Company to the extent that such credits are for tax benefits that have been utilized in the consolidated federal income tax return.

     The $100 million valuation allowance is sufficient to cover any capital losses on investments that may exceed the capital gains able to be generated in the life insurance group's consolidated federal income tax return based upon management's best estimate of the character of the reversing temporary differences. Reversal of the valuation allowance is contingent upon the recognition of future capital gains or a change in circumstances that causes the recognition of the benefits to become more likely than not. There was no change in the valuation allowance during 1999. The initial recognition of any benefit produced by the reversal of the valuation allowance will be recognized by reducing goodwill.

     At December 31, 1999, the Company had no ordinary or capital loss carryforwards.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



     The policyholders surplus account, which arose under prior tax law, is generally that portion of the gain from operations that has not been subjected to tax, plus certain deductions. The balance of this account is approximately $932 million. Income taxes are not provided for on this amount because under current U.S. tax rules such taxes will become payable only to the extent such amounts are distributed as a dividend or exceed limits prescribed by federal law. Distributions are not contemplated from this account. At current rates the maximum amount of such tax would be approximately $326 million.


11.  NET INVESTMENT INCOME

        ------------------------------------------------------------------------------------------------------
        FOR THE YEAR ENDED DECEMBER 31,                                    1999           1998           1997
        ($ in millions)                                                    ----           ----           ----
        ------------------------------------------------------------------------------------------------------
        GROSS INVESTMENT INCOME
             Fixed maturities                                           $1,806         $1,598         $1,460
             Mortgage loans                                                235            295            291
             Joint ventures and partnerships                               141             74             55
             Trading                                                       141             43             57
             Other, including policy loans                                 287            240            263
        ------------------------------------------------------------------------------------------------------
                                                                         2,610          2,250          2,126
        ------------------------------------------------------------------------------------------------------
        Investment expenses                                                104             65             89
        ------------------------------------------------------------------------------------------------------
        Net investment income                                           $2,506         $2,185         $2,037
        ------------------------------------------------------------------------------------------------------


12.  INVESTMENTS AND INVESTMENT GAINS (LOSSES)

Realized investment gains (losses) for the periods were as follows:


        ------------------------------------------------------------------------------------------------------
        FOR THE YEAR ENDED DECEMBER 31,                                    1999           1998           1997
        ($ in millions)                                                    ----           ----           ----
        ------------------------------------------------------------------------------------------------------
        REALIZED INVESTMENT GAINS
             Fixed maturities                                             $(23)          $111           $ 71
             Equity securities                                               7              6             (9)
             Mortgage loans                                                 29             21             59
             Real estate held for sale                                     108             16             67
             Other                                                          (8)            (5)            11
        ------------------------------------------------------------------------------------------------------
                 Total Realized Investment Gains                          $113           $149           $199
        ------------------------------------------------------------------------------------------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



     Changes in net unrealized investment gains (losses) that are reported as accumulated other changes in equity from non-owner sources or unrealized gains on Citigroup stock in shareholder's equity were as follows:


        -------------------------------------------------------------------------------------------------------------
        FOR THE YEAR ENDED DECEMBER 31,                                           1999          1998           1997
        ($ in millions)                                                           ----          ----           ----
        -------------------------------------------------------------------------------------------------------------
        UNREALIZED INVESTMENT GAINS (LOSSES)
             Fixed maturities                                                 $(1,554)        $   91         $  446
             Equity securities                                                     49             13             25
             Other                                                                (30)          (169)           520
        -------------------------------------------------------------------------------------------------------------
                 Total Unrealized Investment Gains (Losses)                    (1,535)           (65)           991
        -------------------------------------------------------------------------------------------------------------

             Related taxes                                                       (539)           (20)           350
        -------------------------------------------------------------------------------------------------------------
             Change in unrealized investment gains (losses)                      (996)           (45)           641
             Transferred to paid in capital, net of tax                            --           (585)            --
             Balance beginning of year                                            598          1,228            587
        -------------------------------------------------------------------------------------------------------------
                 Balance End of Year                                          $  (398)        $  598         $1,228
        -------------------------------------------------------------------------------------------------------------


     Included in Other in 1998 is the unrealized loss on Citigroup common stock of $167 million prior to the conversion to preferred stock. Also included in Other were unrealized gains of $506 million, which were reported in 1997, related to appreciation of Citigroup common stock.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



     Fixed Maturities

     The amortized cost and fair value of investments in fixed maturities were as follows:

        -------------------------------------------------------------------------------------------------------------------
                                                                                    GROSS          GROSS
        DECEMBER 31, 1999                                        AMORTIZED        UNREALIZED      UNREALIZED       FAIR
        ($ in millions)                                             COST             GAINS          LOSSES         VALUE
        -------------------------------------------------------------------------------------------------------------------
        AVAILABLE FOR SALE:
             Mortgage-backed securities - CMOs and
             pass-through securities                               $ 5,081         $    22         $   224         $ 4,879
             U.S. Treasury securities and obligations of
             U.S. Government and government agencies and
             authorities                                             1,032              14              53             993
             Obligations of states, municipalities and
             political subdivisions                                    214              --              31             183
             Debt securities issued by foreign governments             811              35              10             836
             All other corporate bonds                              13,938              69             384          13,623
             Other debt securities                                   3,319              30              99           3,250
             Redeemable preferred stock                                105               4               7             102
       -------------------------------------------------------------------------------------------------------------------
                 Total Available For Sale                          $24,500         $   174         $   808         $23,866
       -------------------------------------------------------------------------------------------------------------------

        -------------------------------------------------------------------------------------------------------------------
                                                                                  GROSS           GROSS
        DECEMBER 31, 1998                                        AMORTIZED      UNREALIZED      UNREALIZED          FAIR
        ($ in millions)                                             COST           GAINS          LOSSES            VALUE
        -------------------------------------------------------------------------------------------------------------------
        AVAILABLE FOR SALE:
             Mortgage-backed securities - CMOs and
             pass-through securities                               $ 4,717         $   147         $    11         $ 4,853
             U.S. Treasury securities and obligations of
             U.S. Government and government agencies and
             authorities                                             1,563             186               3           1,746
             Obligations of states, municipalities and
             political subdivisions                                    239              18              --             257
             Debt securities issued by foreign governments             634              41               3             672
             All other corporate bonds                              13,025             532              57          13,500
             Other debt securities                                   2,709             106              38           2,777
             Redeemable preferred stock                                 86               3               1              88
        ------------------------------------------------------------------------------------------------------------------
                 Total Available For Sale                          $22,973         $ 1,033         $   113         $23,893
        ------------------------------------------------------------------------------------------------------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



     Proceeds from sales of fixed maturities classified as available for sale were $12.6 billion, $13.4 billion and $7.6 billion in 1999, 1998 and 1997, respectively. Gross gains of $200 million, $314 million and $170 million and gross losses of $223 million, $203 million and $99 million in 1999, 1998 and 1997, respectively, were realized on those sales.

     Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes or, if these are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment. The fair value of investments for which a quoted market price or dealer quote are not available amounted to $4.8 billion and $4.8 billion at December 31, 1999 and 1998, respectively.

     The amortized cost and fair value of fixed maturities at December 31, 1999, by contractual maturity, are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


        --------------------------------------------------------------------------------------
                                                                AMORTIZED
        ($ in millions)                                            COST            FAIR VALUE
        --------------------------------------------------------------------------------------
        MATURITY:
             Due in one year or less                                $1,624            $1,622
             Due after 1 year through 5 years                        6,633             6,599
             Due after 5 years through 10 years                      5,257             5,132
             Due after 10 years                                      5,905             5,634
        --------------------------------------------------------------------------------------
                                                                    19,419            18,987
        --------------------------------------------------------------------------------------
             Mortgage-backed securities                              5,081             4,879
        --------------------------------------------------------------------------------------
                 Total Maturity                                    $24,500           $23,866
        --------------------------------------------------------------------------------------


     The Company makes investments in collateralized mortgage obligations
     (CMOs). CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S. Treasury securities. The Company's investment strategy is to purchase CMO tranches which are protected against prepayment risk, including planned amortization class (PAC) tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of interest rate scenarios. The Company does invest in other types of CMO tranches if a careful assessment indicates a favorable risk/return tradeoff. The Company does not purchase residual interests in CMOs.

     At December 31, 1999 and 1998, the Company held CMOs classified as available for sale with a fair value of $3.8 billion and $3.4 billion, respectively. Approximately 52% and 54%, respectively, of the Company's CMO holdings are fully collateralized by GNMA, FNMA or FHLMC securities at December 31, 1999 and 1998. In addition, the Company held $1.1 billion and $1.4 billion of GNMA, FNMA or FHLMC mortgage-backed pass-through securities at December 31, 1999 and 1998, respectively. Virtually all of these securities are rated AAA.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



     Equity Securities

     The cost and fair values of investments in equity securities were as follows:


        -------------------------------------------------------------------------------------------------------------------
                                                                          GROSS                GROSS
        EQUITY SECURITIES:                                             UNREALIZED             UNREALIZED         FAIR
        ($ in millions)                                  COST             GAINS                 LOSSES           VALUE
        -------------------------------------------------------------------------------------------------------------------
        DECEMBER 31, 1999
             Common stocks                                $195              $123                   $ 4              $314
             Non-redeemable preferred stocks               496                15                    41               470
        -------------------------------------------------------------------------------------------------------------------
                 Total Equity Securities                  $691              $138                   $45              $784
        -------------------------------------------------------------------------------------------------------------------

        DECEMBER 31, 1998
             Common stocks                                $129               $44                   $ 3              $170
             Non-redeemable preferred stocks               345                10                     7               348
        -------------------------------------------------------------------------------------------------------------------
                 Total Equity Securities                  $474               $54                   $10              $518
        -------------------------------------------------------------------------------------------------------------------


     Proceeds from sales of equity securities were $100 million, $212 million and $341 million in 1999, 1998 and 1997, respectively. Gross gains of $15 million, $30 million and $53 million and gross losses of $8 million, $24 million and $62 million in 1999, 1998 and 1997, respectively, were realized on those sales.


     Mortgage Loans and Real Estate Held For Sale

     At December 31, 1999 and 1998, the Company's mortgage loan and real estate held for sale portfolios consisted of the following:


        --------------------------------------------------------------------------------------------------
        ($ in millions)                                                              1999            1998
        --------------------------------------------------------------------------------------------------
        Current Mortgage Loans                                                    $2,228          $2,370
        Underperforming Mortgage Loans                                                57             236
        --------------------------------------------------------------------------------------------------
             Total Mortgage Loans                                                  2,285           2,606
        --------------------------------------------------------------------------------------------------

        Real Estate Held For Sale - Foreclosed                                       223             112
        Real Estate Held For Sale - Investment                                        13              31
        --------------------------------------------------------------------------------------------------
             Total Real Estate                                                       236             143
        --------------------------------------------------------------------------------------------------
             Total Mortgage Loans and Real Estate Held for Sale                   $2,521          $2,749
        ==================================================================================================

     Underperforming mortgage loans include delinquent mortgage loans, loans in the process of foreclosure, foreclosed loans and loans modified at interest rates below market.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



     Aggregate annual maturities on mortgage loans at December 31, 1999 are as follows:

        -----------------------------------------------------------------------
        YEAR ENDING DECEMBER 31,
        ($ in millions)
        -----------------------------------------------------------------------
        Past Maturity                                            $   39
        2000                                                        162
        2001                                                        172
        2002                                                        137
        2003                                                        131
        2004                                                        140
        Thereafter                                                1,504
        -----------------------------------------------------------------------
             Total                                               $2,285
        =======================================================================


     Trading Securities

     Trading securities of the Company are held in Tribeca.

        -------------------------------------------------------------------------------------------
        ($ in millions)                                                    1999            1998
        -------------------------------------------------------------------------------------------
        TRADING SECURITIES OWNED
        Convertible bond arbitrage                                       $1,045            $754
        Merger arbitrage                                                    421             427
        Other                                                               212               5
        -------------------------------------------------------------------------------------------
             Total                                                       $1,678          $1,186
        -------------------------------------------------------------------------------------------
        TRADING SECURITIES SOLD NOT YET PURCHASED
        Convertible bond arbitrage                                         $799            $521
        Merger arbitrage                                                    299             352
        -------------------------------------------------------------------------------------------
             Total                                                       $1,098            $873
        -------------------------------------------------------------------------------------------

     The Company's trading portfolio investments and related liabilities are normally held for periods less than six months. Therefore, expected future cash flows for these assets and liabilities are expected to be realized in less than one year.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



     Concentrations

     At December 31, 1999 and 1998, the Company had an investment in Citigroup Preferred Stock of $987 million. See Note 8.

     The Company maintains a short-term investment pool for its insurance affiliates in which the Company also participates. See Note 8.

     The Company had concentrations of investments, primarily fixed maturities, in the following industries:


        --------------------------------------------------------------------------
        ($ in millions)                                     1999           1998
        --------------------------------------------------------------------------
        Banking                                            $1,906         $2,131
        Electric Utilities                                  1,653          1,513
        Finance                                             1,571          1,346
        --------------------------------------------------------------------------


     The Company held investments in Foreign Banks in the amount of $1,012 million and $997 million at December 31, 1999 and 1998, respectively, which are included in the table above. Also, below investment grade assets included in the preceding table were not significant.

     Included in fixed maturities are below investment grade assets totaling $2.2 billion and $2.1 billion at December 31, 1999 and 1998, respectively. The Company defines its below investment grade assets as those securities rated "Ba1" or below by external rating agencies, or the equivalent by internal analysts when a public rating does not exist. Such assets include publicly traded below investment grade bonds and certain other privately issued bonds and notes that are classified as below investment grade.

     Mortgage loan investments are relatively evenly dispersed throughout the United States, with no significant holdings in any one state. Also, there is no significant mortgage loan investment in a particular property type.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



     The Company monitors creditworthiness of counterparties to all financial instruments by using controls that include credit approvals, limits and other monitoring procedures. Collateral for fixed maturities often includes pledges of assets, including stock and other assets, guarantees and letters of credit. The Company's underwriting standards with respect to new mortgage loans generally require loan to value ratios of 75% or less at the time of mortgage origination.


     Non-Income Producing Investments

     Investments included in the consolidated balance sheets that were non-income producing for the preceding 12 months were insignificant.


     Restructured Investments

     The Company had mortgage loans and debt securities that were restructured at below market terms at December 31, 1999 and 1998. The balances of the restructured investments were insignificant. The new terms typically defer a portion of contract interest payments to varying future periods. The accrual of interest is suspended on all restructured assets, and interest income is reported only as payment is received. Gross interest income on restructured assets that would have been recorded in accordance with the original terms of such loans was insignificant in 1999 and in 1998. Interest on these assets, included in net investment income was insignificant in 1999 and 1998.


13.  DEPOSIT FUNDS AND RESERVES

     At December 31, 1999, the Company had $27.0 billion of life and annuity deposit funds and reserves. Of that total, $13.8 billion is not subject to discretionary withdrawal based on contract terms. The remaining $13.2 billion is for life and annuity products that are subject to discretionary withdrawal by the contractholder. Included in the amount that is subject to discretionary withdrawal is $2.1 billion of liabilities that are surrenderable with market value adjustments. Also included are an additional $4.9 billion of life insurance and individual annuity liabilities which are subject to discretionary withdrawals, and have an average surrender charge of 4.6%. In the payout phase, these funds are credited at significantly reduced interest rates. The remaining $6.2 billion of liabilities are surrenderable without charge. More than 12.7% of these relate to individual life products. These risks would have to be underwritten again if transferred to another carrier, which is considered a significant deterrent against withdrawal by long-term policyholders. Insurance liabilities that are surrendered or withdrawn are reduced by outstanding policy loans and related accrued interest prior to payout.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



14.  RECONCILIATION OF NET INCOME TO NET CASH PROVIDED BY OPERATING ACTIVITIES

     The following table reconciles net income to net cash provided by operating activities:


          ---------------------------------------------------------------------------------------------------------------------
        FOR THE YEAR ENDED DECEMBER 31,                                             1999            1998             1997
        ($ in millions)                                                             ----            ----             ----
          ---------------------------------------------------------------------------------------------------------------------
        Net Income From Continuing Operations                                    $ 1,047          $   902          $   839
             Adjustments to reconcile net income to net cash provided by operating activities:
                 Realized gains                                                     (113)            (149)            (199)
                 Deferred federal income taxes                                       136               39               10
                 Amortization of deferred policy acquisition costs                   315              275              252
                 Additions to deferred policy acquisition costs                     (686)            (566)            (471)
                 Investment income                                                  (221)            (202)             (32)
                 Premium balances                                                    (23)              23              (64)
                 Insurance reserves and accrued expenses                             421              348              111
                 Other                                                                99              205              380
          ---------------------------------------------------------------------------------------------------------------------
                 Net cash provided by operations                                 $   975          $   875          $   826
          ---------------------------------------------------------------------------------------------------------------------

          ---------------------------------------------------------------------------------------------------------------------


15.  NON-CASH INVESTING AND FINANCING ACTIVITIES

     Significant non-cash investing and financing activities include the acquisition of real estate through foreclosures of mortgage loans amounting to $205 million in 1999, the transfer of Citigroup common stock to Citigroup preferred stock valued at $987 million in 1998 and the conversion of $119 million of real estate held for sale to other invested assets as a joint venture in 1997.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



16.  OPERATING SEGMENTS

     The Company has two reportable business segments that are separately managed due to differences in products, services, marketing strategy and resource management. The business of each segment is maintained and reported through separate legal entities within the Company. The management groups of each segment report separately to the common ultimate parent, Citigroup Inc.

     The TRAVELERS LIFE & ANNUITY business segment consolidates primarily the business of The Travelers Insurance Company and The Travelers Life and Annuity Company. Travelers Life & Annuity offers individual annuity, group annuity, individual life and long-term care products distributed by the Company and TLAC under the Travelers name. Among the range of individual products offered are fixed and variable deferred annuities, payout annuities and term, universal and variable life and long-term care insurance. The group products include institutional pensions, including guaranteed investment contracts, payout annuities, group annuities to employer-sponsored retirement and savings plans and structured finance transactions.

     The PRIMERICA LIFE business segment consolidates primarily the business of Primerica Life Insurance Company, Primerica Life Insurance Company of Canada and National Benefit Life Insurance Company. The Primerica Life business segment offers individual life products, primarily term insurance, to customers through a nationwide sales force of approximately 80,000 full and part-time licensed Personal Financial Analysts.

     The accounting policies of the segments are the same as those described in the summary of significant accounting policies (see Note 1), except that management also includes receipts on long-duration contracts (universal life-type and investment contracts) as deposits along with premiums in measuring business volume.

     BUSINESS SEGMENT INFORMATION:

       -----------------------------------------------------------------------------------------------------------------
                                                         TRAVELERS LIFE &   PRIMERICA LIFE
       1999 ($ in millions)                                  ANNUITY           INSURANCE            TOTAL
       -----------------------------------------------------------------------------------------------------------------
        Business Volume:
             Premiums                                        $   666             $ 1,072             $ 1,738
             Deposits                                         11,220                  --              11,220
                                                             -------             -------             -------
        Total business volume                                $11,886             $ 1,072             $12,958
        Net investment income                                  2,249                 257               2,506
        Interest credited to contractholders                     937                  --                 937
        Amortization of deferred acquisition costs               127                 188                 315
        Federal income taxes on Operating Income                 319                 186                 505
        Operating Income (excludes realized gains or
             losses and the related FIT)                     $   619             $   355             $   974
        Segment Assets                                       $56,615             $ 6,916             $63,531
       -----------------------------------------------------------------------------------------------------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



       -----------------------------------------------------------------------------------------------------------------
                                                                TRAVELERS LIFE &      PRIMERICA LIFE
       1998 ($ in millions)                                          ANNUITY            INSURANCE            TOTAL
       -----------------------------------------------------------------------------------------------------------------
       Business Volume:
            Premiums                                                 $   683               $1,057           $ 1,740
            Deposits                                                   7,693                   --             7,693
                                                                     -------               ------           -------
       Total business volume                                         $ 8,376               $1,057           $ 9,433
       Net investment income                                           1,965                  220             2,185
       Interest credited to contractholders                              876                   --               876
       Amortization of deferred acquisition costs                         88                  187               275
       Federal income taxes on Operating Income                          260                  170               430
       Operating Income (excludes realized gains or
            losses and the related FIT)                              $   493               $  312           $   805
       Segment Assets                                                $49,646               $6,902           $56,548
       -----------------------------------------------------------------------------------------------------------------


       -----------------------------------------------------------------------------------------------------------------
                                                                 TRAVELERS LIFE       PRIMERICA LIFE
       1997 ($ in millions)                                         & ANNUITY           INSURANCE            TOTAL
       -----------------------------------------------------------------------------------------------------------------
       Business Volume:
            Premiums                                                 $   548               $1,035           $ 1,583
            Deposits                                                   5,276                   --             5,276
                                                                     -------               ------           -------
       Total business volume                                         $ 5,824               $1,035           $ 6,859
       Net investment income                                           1,836                  201             2,037
       Interest credited to contractholders                              829                   --               829
       Amortization of deferred acquisition costs                         68                  184               252
       Federal income taxes on Operating Income                          221                  153               374
       Operating Income (excludes realized gains or
            losses and the related FIT)                              $   427               $  283           $   710
       Segment Assets                                                $42,330               $7,110           $49,440
       -----------------------------------------------------------------------------------------------------------------


     The amount of investments in equity method investees and total expenditures for additions to long-lived assets other than financial instruments, long-term customer relationships of a financial institution, mortgage and other servicing rights, deferred policy acquisition costs, and deferred tax assets, were not material.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



       ----------------------------------------------------------------------------------------------------------
       BUSINESS SEGMENT RECONCILIATION:
       ($ in millions)
       ----------------------------------------------------------------------------------------------------------

       REVENUES                                                         1999             1998          1997
       ----------------------------------------------------------------------------------------------------------
       Total business volume                                         $12,958           $9,433        $6,859
       Net investment income                                           2,506            2,185         2,037
       Realized investment gains                                         113              149           199
       Other revenues                                                    521              440           354
       Elimination of deposits                                       (11,220)          (7,693)       (5,276)
       ----------------------------------------------------------------------------------------------------------
             Total revenues                                           $4,878           $4,514        $4,173
       ==========================================================================================================

       OPERATING INCOME                                                 1999             1998          1997
       ----------------------------------------------------------------------------------------------------------
       Total operating income of business segments                    $  974             $805          $710
       Realized investment gains net of tax                               73               97           129
       ----------------------------------------------------------------------------------------------------------
             Income from continuing operations                        $1,047             $902          $839
       ==========================================================================================================

       ASSETS                                                           1999             1998          1997
       ----------------------------------------------------------------------------------------------------------
       Total assets of business segments                             $63,531          $56,548       $49,440
       ==========================================================================================================


       REVENUE BY PRODUCTS                                              1999             1998          1997
       ----------------------------------------------------------------------------------------------------------
       Deferred Annuities                                             $5,694           $4,198        $3,303
       Group and Payout Annuities                                      7,275            5,326         3,737
       Individual Life and Health Insurance                            2,434            2,270         2,102
       Other (a)                                                         695              413           307
       Elimination of deposits                                       (11,220)          (7,693)       (5,276)
       ----------------------------------------------------------------------------------------------------------
             Total Revenue                                            $4,878           $4,514        $4,173
       ==========================================================================================================

(a) Other represents revenue attributable to unallocated capital and run-off businesses.


     The Company's revenue was derived almost entirely from U.S. domestic business. Revenue attributable to foreign countries was insignificant.

     The Company had no transactions with a single customer representing 10% or more of its revenue.

                                   GOLD TRACK

                                GOLD TRACK SELECT

                       STATEMENT OF ADDITIONAL INFORMATION

                   SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES

                         Group Variable Annuity Contract
                                    issued by

                         The Travelers Insurance Company
                                One Tower Square
                           Hartford, Connecticut 06183

L-12549S                                                            May 2000

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

(a) The financial statements of the Registrant and the Report of Independent Accountants thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:

               Statement of Assets and Liabilities as of December 31, 1999 Statement of Operations for the year ended December 31, 1999 Statement of Changes in Net Assets for the years ended December 31, 1999 and 1998
               Statement of Investments as of December 31, 1999
               Notes to Financial Statements

        The consolidated financial statements of The Travelers Insurance Company and subsidiaries and the report of Independent Accountants, are contained in the Statement of Additional Information. The consolidated financial statements of The Travelers Insurance Company and subsidiaries include:

               Consolidated Statements of Income for the years ended December 31, 1999, 1998 and 1997
               Consolidated Balance Sheets as of December 31, 1999 and 1998

               Consolidated Statements of Changes in Retained Earnings and Accumulated Other Changes in Equity from Non-Owner Sources for the years ended December 31, 1999, 1998 and 1997
               Consolidated Statements of Cash Flows for the years ended December 31, 1999, 1998 and 1997
               Notes to Consolidated Financial Statements

(b)         Exhibits

1. Resolution of The Travelers Insurance Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to the Registration statement on Form N-4, filed January 11, 1996.)

2.          Exempt.

3(a). Distribution and Principal Underwriting Agreement among the Registrant, The Travelers Insurance Company and CFBDS, Inc. (Incorporated herein by reference to Exhibit 3(a) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-60227 filed November 9, 1998)

3(b). Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to the Registration Statement on Form N-4, filed May 23, 1997.) (Incorporated herein by reference to Exhibit 3(b) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-60227 filed November 9, 1998)

4.          Variable Annuity Contract(s).  (Incorporated herein by reference to
            Exhibit 4 to the Registration Statement on Form N-4, filed August 27, 1996.)

5.          None.

6(a). Charter of The Travelers Insurance Company, as amended on October 19, 1994. (Incorporated herein by reference to Exhibit 3(a)(i) to Registration Statement on Form S-2, File No. 33-58677, filed via Edgar on April 18, 1995.)

6(b). By-Laws of The Travelers Insurance Company, as amended on October 20, 1994. (Incorporated herein by reference to Exhibit 3(b)(i) to the Registration Statement on Form S-2, File No. 33-58677, filed via Edgar on April 18, 1995.)

7.          None.
8.          None.

9. Opinion of Counsel as to the legality of securities being registered. (Incorporated herein by reference to Exhibit 9 to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 filed April 30, 1997.)

10.         Consent of KPMG LLP, Independent Certified Public Accountants.

11.         Not Applicable.
12.         None

13. Schedule for computation of each performance quotation - Standardized and Non-Standardized. (Incorporated herein be reference to Exhibit No. 13 to the Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, filed April 30, 1997.)

15(a). Powers of Attorney authorizing Jay S. Fishman or Ernest J. Wright as signatory for Robert I. Lipp, Michael A. Carpenter, Charles O. Prince III, Marc P. Weill, Irwin R. Ettinger, Donald T. DeCarlo and Christine B. Mead. (Incorporated herein by reference to Exhibit 15 to the Registration Statement on Form N-4, filed January 11, 1996.)

15(b). Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for George C. Kokulis, Katherine M. Sullivan and Glenn
            D. Lammey.



Item 25.  Directors and Officers of the Depositor

George C. Kokulis*                                                 Director, President and Chief Executive Officer
Katherine M. Sullivan*                                             Director and Senior Vice President
Marc P. Weill**                                                    Director and Senior Vice President
Mary Jean Thornton*                                                Executive Vice President and
                                                                   Chief Information Officer
Stuart Baritz***                                                   Senior Vice President
Jay S. Fishman*                                                    Senior Vice President
Barry Jacobson*                                                    Senior Vice President
Russell H. Johnson*                                                Senior Vice President
Marla Berman Lewitus                                               Senior Vice President
Brendan Lynch*                                                     Senior Vice President
Warren H. May*                                                     Senior Vice President
Kathleen Preston*                                                  Senior Vice President
David A. Tyson*                                                    Senior Vice President
F. Denney Voss*                                                    Senior Vice President
Glenn D. Lammey*                                                   Chief Financial Officer, Chief
                                                                   Accounting Officer and Controller
David A. Golino*                                                   Vice President
Donald R. Munson, Jr.*                                             Vice President
Anthony Cocolla                                                    Second Vice President


Scott R. Hansen                                                    Second Vice President
Linn K. Richardson*                                                Second Vice President and Actuary
Paul Weissman                                                      Second Vice President and Actuary
Ernest J. Wright*                                                  Vice President and Secretary
Kathleen A. McGah*                                                 Assistant Secretary and
                                                                     Deputy General Counsel

Principal Business Address:

*        The Travelers Insurance Company                               **       Citigroup Inc.
         One Tower Square                                                       388 Greenwich Street
         Hartford, CT  06183                                                    New York, N.Y. 10013

***      Travelers Portfolio Group
         1345 Avenue of the Americas
         New York, NY 10105

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

            Incorporated herein by reference to Exhibit 16 to Post-Effective Amendment No.2 to the Registration Statement on Form N-4, File No. 333-40193, filed April 12, 2000.

Item 27.  Number of Contract Owners

As of February 29, 2000, 57,965 contract owners held qualified and non-qualified contracts offered by the Registrant.

Item 28.  Indemnification

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

Citigroup Inc. also provides liability insurance for its directors and officers and the directors and officers of its subsidiaries, including the Registrant. This insurance provides for coverage against loss from claims made against directors and officers in their capacity as such, including, subject to certain exceptions, liabilities under the federal securities laws.

Rule 484 Undertaking

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriter

(a)              CFBDS, Inc.
                 21 Milk Street
                 Boston, MA 02109

CFBDS, Inc. also serves as principal underwriter for the following :

(a) CFBDS, the Registrant's Distributor, is also the distributor for CitiFundsSM International Growth & Income Portfolio, CitiFundsSM International Growth Portfolio, CitiFundsSM U.S. Treasury Reserves, CitiFundsSM Cash Reserves, CitiFundsSM Premium U.S. Treasury Reserves, CitiFundsSM Premium Liquid Reserves, CitiFundsSM Institutional U.S. Treasury Reserves, CitiFundsSM Institutional Liquid Reserves, CitiFundsSM Institutional Cash Reserves, CitiFundsSM Tax Free Reserves, CitiFundsSM Institutional Tax Free Reserves, CitiFundsSM California Tax Free Reserves, CitiFundsSM Connecticut Tax Free Reserves, CitiFundsSM New York Tax Free Reserves, CitiFundsSM New York Tax Free Income Portfolio, CitiFundsSM National Tax Free Income Portfolio, CitiFundsSM California Tax Free Income Portfolio, CitiFundsSM Intermediate Income Portfolio, CitiFundsSM Balanced Portfolio, CitiFundsSM Small Cap Value Portfolio, CitiFundsSM Growth & Income Portfolio, CitiFundsSM Large Cap Growth Portfolio, CitiFundsSM Small Cap Growth Portfolio, CitiSelect VIP Folio 200, CitiSelect VIP Folio 300, CitiSelect VIP Folio 400, CitiSelect VIP Folio 500, CitiFundsSM Small Cap Growth VIP Portfolio, CitiSelect Folio 200, CitiSelect Folio 300, CitiSelect Folio 400, and CitiSelect Folio 500. CFBDS is also the placement agent for Large Cap Value Portfolio, Small Cap Value Portfolio, International Portfolio, Foreign Bond Portfolio, Intermediate Income Portfolio, Short-Term Portfolio, Growth & Income Portfolio, U.S. Fixed Income Portfolio, Large Cap Growth Portfolio, Small Cap Growth Portfolio, International Equity Portfolio, Balanced Portfolio, Government Income Portfolio, Tax Free Reserves Portfolio, Cash Reserves Portfolio and U.S. Treasury Reserves Portfolio. CFBDS also serves as the distributor for the following funds: The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The Travelers Fund BD III for Variable Annuities, The Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Fund UL for Variable Life Insurance, The Travelers Fund UL II for Variable Life Insurance, The Travelers Fund UL III for Variable Life Insurance, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA

II, The Travelers Growth and Income Stock Account for Variable Annuities,
The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities, The Travelers Timed Aggressive Stock Account for Variable Annuities, The Travelers Timed Bond Account for Variable Annuities, Emerging Growth Fund, Government Fund, Growth and Income Fund, International Equity Fund, Municipal Fund, Balanced Investments, Emerging Markets Equity Investments, Government Money Investments, High Yield Investments, Intermediate Fixed Income Investments, International Equity Investments, International Fixed Income Investments, Large Capitalization Growth Investments, Large Capitalization Value Equity Investments, Long-Term Bond Investments, Mortgage Backed Investments, Municipal Bond Investments, Small Capitalization Growth Investments, Small Capitalization Value Equity Investments, Appreciation Portfolio, Diversified Strategic Income Portfolio, Emerging Growth Portfolio, Equity Income Portfolio, Equity Index Portfolio, Growth & Income Portfolio, Intermediate High Grade Portfolio, International Equity Portfolio, Money Market Portfolio, Total Return Portfolio, Smith Barney Adjustable Rate Government Income Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund, Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Balanced Portfolio, Conservative Portfolio, Growth Portfolio, High Growth Portfolio, Income Portfolio, Global Portfolio, Select Balanced Portfolio, Select Conservative Portfolio, Select Growth Portfolio, Select High Growth Portfolio, Select Income Portfolio, Concert Social Awareness Fund, Smith Barney Large Cap Blend Fund, Smith Barney Fundamental Value Fund Inc., Large Cap Value Fund, Short-Term High Grade Bond Fund, U.S. Government Securities Fund, Smith Barney Balanced Fund, Smith Barney Convertible Fund, Smith Barney Diversified Strategic Income Fund, Smith Barney Exchange Reserve Fund, Smith Barney High Income Fund, Smith Barney Municipal High Income Fund, Smith Barney Premium Total Return Fund, Smith Barney Total Return Bond Fund, Cash Portfolio, Government Portfolio, Municipal Portfolio, Concert Peachtree Growth Fund, Smith Barney Contrarian Fund, Smith Barney Government Securities Fund, Smith Barney Hansberger Global Small Cap Value Fund, Smith Barney Hansberger Global Value Fund, Smith Barney Investment Grade Bond Fund, Smith Barney Special Equities Fund, Smith Barney Intermediate Maturity California Municipals Fund, Smith Barney Intermediate Maturity New York Municipals Fund, Smith Barney Large Capitalization Growth Fund, Smith Barney S&P 500 Index Fund, Smith Barney Mid Cap Blend Fund, Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Cash Portfolio, Government Portfolio, Retirement Portfolio, California Money Market Portfolio, Florida Portfolio, Georgia Portfolio, Limited Term Portfolio, New York Money Market Portfolio, New York Portfolio, Pennsylvania Portfolio, Smith Barney Municipal Money Market Fund, Inc., Smith Barney Natural Resources Fund Inc., Smith Barney New Jersey Municipals Fund Inc., Smith Barney Oregon Municipals Fund, Zeros Plus Emerging Growth Series 2000, Smith Barney Security and Growth Fund, Smith Barney Small Cap Blend Fund, Inc., Smith Barney Telecommunications Income Fund, Income and Growth Portfolio, Reserve Account Portfolio, U.S. Government/High Quality Securities Portfolio, Emerging Markets Portfolio, European Portfolio, Global Government Bond Portfolio, International Balanced Portfolio, International Equity Portfolio, Pacific Portfolio, AIM Capital Appreciation Portfolio, Alliance Growth Portfolio, GT Global Strategic Income Portfolio, MFS Total Return Portfolio, Putnam Diversified Income Portfolio, Smith Barney High Income Portfolio, Smith Barney Large Cap Value Portfolio, Smith Barney International Equity Portfolio, Smith Barney Large Capitalization Growth Portfolio, Smith Barney Money Market Portfolio, Smith Barney Pacific Basin Portfolio, TBC Managed Income Portfolio, Van Kampen American Capital Enterprise Portfolio, Centurion Tax-Managed U.S. Equity Fund, Centurion Tax-Managed International Equity Fund, Centurion U.S. Protection Fund, Centurion International Protection Fund, Global High-Yield Bond Fund, International Equity Fund, Emerging Opportunities Fund, Core Equity Fund, Long-Term Bond Fund, Global Dimensions Fund L.P., Citicorp Private Equity L.P., AIM V.I. Capital Appreciation Fund, AIM V.I. Government Series Fund, AIM V.I. Growth Fund, AIM V.I. International Equity Fund, AIM V.I. Value Fund, Fidelity VIP Growth Portfolio, Fidelity VIP High Income Portfolio, Fidelity VIP Equity Income Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP II Contrafund Portfolio, Fidelity VIP II Index 500 Portfolio, MFS World Government Series, MFS Money Market Series, MFS Bond Series, MFS Total Return Series, MFS Research Series, MFS Emerging Growth Series, Salomon Brothers Institutional Money Market Fund, Salomon Brothers Cash

Management Fund, Salomon Brothers New York Municipal Money Market Fund,
Salomon Brothers National Intermediate Municipal Fund, Salomon Brothers U.S. Government Income Fund, Salomon Brothers High Yield Bond Fund, Salomon Brothers Strategic Bond Fund, Salomon Brothers Total Return Fund, Salomon Brothers Asia Growth Fund, Salomon Brothers Capital Fund Inc, Salomon Brothers Investors Fund Inc, Salomon Brothers Opportunity Fund Inc, Salomon Brothers Institutional High Yield Bond Fund, Salomon Brothers Institutional Emerging Markets Debt Fund, Salomon Brothers Variable Investors Fund, Salomon Brothers Variable Capital Fund, Salomon Brothers Variable Total Return Fund, Salomon Brothers Variable High Yield Bond Fund, Salomon Brothers Variable Strategic Bond Fund, Salomon Brothers Variable U.S. Government Income Fund, and Salomon Brothers Variable Asia Growth Fund.

(b) The information required by this Item 29 with respect to each director and officer of CFBDS, Inc. is incorporated by reference to Schedule A of Form BD filed by CFBDS pursuant to the Securities and Exchange Act of 1934 (File No. 8-32417).

(c)      Not Applicable.

Item 30.  Location of Accounts and Records

            The Travelers Insurance Company
            One Tower Square
            Hartford, Connecticut  06183

Item 31.  Management Services

            Not applicable.

Item 32.  Undertakings

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents:

(d) That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment to this registration statement and has duly caused this post-effective amendment to this registration statement to be signed on its behalf in the City of Hartford, State of Connecticut, on 12th day of April 2000.

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                                  (Registrant)

                         THE TRAVELERS INSURANCE COMPANY
                                   (Depositor)


                                  By:*GLENN D. LAMMEY
                                     __________________________________________
                                      Glenn D. Lammey, Chief Financial Officer,
                                      Chief Accounting Officer and Controller

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 12th day of April 2000.

*GEORGE C. KOKULIS              Director, President and Chief Executive Officer
-----------------------
(George C. Kokulis)             (Principal Executive Officer)



*KATHERINE M. SULLIVAN          Director
-----------------------
(Katherine M. Sullivan)


*MARC P. WEILL                  Director
-----------------------
(Marc P. Weill)

*By:      /s/Ernest J. Wright, Attorney-in-Fact

                                  EXHIBIT INDEX
Exhibit
No.              Description                                                                       Method of Filing
-------          ------------                                                                      ----------------
10.              Consent of KPMG LLP, Independent Certified                                        Electronically
                 Public Accountants.

15(b).           Powers of Attorney authorizing Ernest J. Wright or Kathleen A.                    Electronically
                 McGah as signatory for George C. Kokulis, Katherine M. Sullivan and Glenn D. Lammey.
